                                  PROSPECTUS

                                      FOR

                                   METFLEX,
         A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ("POLICY")

                                   ISSUED BY

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                APRIL 29, 2013

This prospectus provides you with important information about MetLife's MetFlex Policies. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement that MetLife issues to you.

The Policy is designed to provide:

..  Life insurance coverage

..  Flexible premium payments

..  A choice among three death benefit options

.. A method of financing certain deferred compensation plans, post-retirement benefits and payroll deduction programs

You may allocate premium payments to and transfer cash value among a fixed interest account ("Fixed Account") and the Metropolitan Life Separate Account UL investment divisions which invest in the following corresponding fund ("Fund") portfolios:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------

INVESCO V.I. COMSTOCK FUND--SERIES II
INVESCO V.I. GLOBAL REAL ESTATE FUND--SERIES I
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------

GLOBAL THEMATIC GROWTH PORTFOLIO--CLASS B
INTERMEDIATE BOND PORTFOLIO--CLASS B
INTERNATIONAL VALUE PORTFOLIO--CLASS A

American Century Variable Portfolios, Inc.--Class I
---------------------------------------------------

VP VISTA/SM/ FUND

American Funds Insurance Series(R)--Class 2
-------------------------------------------

AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS HIGH-INCOME BOND FUND
AMERICAN FUNDS INTERNATIONAL FUND
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

Dreyfus Variable Investment Fund--Service Shares
------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO

Fidelity(R) Variable Insurance Products
---------------------------------------

ASSET MANAGER: GROWTH(R) PORTFOLIO--SERVICE CLASS
CONTRAFUND(R) PORTFOLIO--SERVICE CLASS
EQUITY-INCOME PORTFOLIO--SERVICE CLASS
FREEDOM 2010 PORTFOLIO--INITIAL CLASS
FREEDOM 2015 PORTFOLIO--INITIAL CLASS
FREEDOM 2020 PORTFOLIO--INITIAL CLASS
FREEDOM 2025 PORTFOLIO--INITIAL CLASS
FREEDOM 2030 PORTFOLIO--INITIAL CLASS
HIGH INCOME PORTFOLIO--INITIAL CLASS
INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS
MID CAP PORTFOLIO--SERVICE CLASS 2

Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------

MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
TEMPLETON FOREIGN SECURITIES FUND--CLASS 1
TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 1

Goldman Sachs Variable Insurance Trust--Institutional Shares
------------------------------------------------------------

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Janus Aspen Series
------------------

BALANCED PORTFOLIO--SERVICE SHARES
ENTERPRISE PORTFOLIO--SERVICE SHARES
FORTY PORTFOLIO--SERVICE SHARES
JANUS PORTFOLIO--INSTITUTIONAL SHARES
OVERSEAS PORTFOLIO--SERVICE SHARES

Legg Mason Partners Variable Equity Trust
-----------------------------------------

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Met Investors Series Trust
--------------------------

BLACKROCK LARGE CAP CORE PORTFOLIO--CLASS A      MFS(R) RESEARCH INTERNATIONAL PORTFOLIO--CLASS B
CLARION GLOBAL REAL ESTATE PORTFOLIO--CLASS B    MORGAN STANLEY MID CAP GROWTH PORTFOLIO--
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO--          CLASS A
  CLASS A                                        OPPENHEIMER GLOBAL EQUITY PORTFOLIO--CLASS A
HARRIS OAKMARK INTERNATIONAL PORTFOLIO--CLASS A  PIMCO INFLATION PROTECTED BOND PORTFOLIO--
INVESCO SMALL CAP GROWTH PORTFOLIO--CLASS B        CLASS A
JPMORGAN SMALL CAP VALUE PORTFOLIO--CLASS A      PIMCO TOTAL RETURN PORTFOLIO--CLASS A
LORD ABBETT BOND DEBENTURE PORTFOLIO--CLASS A    PIONEER FUND PORTFOLIO--CLASS A
LORD ABBETT MID CAP VALUE PORTFOLIO--CLASS A     T. ROWE PRICE LARGE CAP VALUE PORTFOLIO--CLASS A
METLIFE AGGRESSIVE STRATEGY PORTFOLIO--CLASS B   THIRD AVENUE SMALL CAP VALUE PORTFOLIO--CLASS B

Metropolitan Series Fund
------------------------

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO--   METLIFE MID CAP STOCK INDEX PORTFOLIO--CLASS A
  CLASS A                                         METLIFE MODERATE ALLOCATION PORTFOLIO--CLASS B
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO--         METLIFE MODERATE TO AGGRESSIVE ALLOCATION
  CLASS A                                           PORTFOLIO--CLASS B
BLACKROCK BOND INCOME PORTFOLIO--CLASS A          METLIFE STOCK INDEX PORTFOLIO--CLASS A
BLACKROCK CAPITAL APPRECIATION PORTFOLIO--        MFS(R) TOTAL RETURN PORTFOLIO--CLASS B
  CLASS A                                         MFS(R) VALUE PORTFOLIO--CLASS A
BLACKROCK DIVERSIFIED PORTFOLIO--CLASS A          MSCI EAFE(R) INDEX PORTFOLIO--CLASS A
BLACKROCK MONEY MARKET PORTFOLIO--CLASS A         NEUBERGER BERMAN GENESIS PORTFOLIO--CLASS A
DAVIS VENTURE VALUE PORTFOLIO--CLASS A            RUSSELL 2000(R) INDEX PORTFOLIO--CLASS A
FRONTIER MID CAP GROWTH PORTFOLIO--CLASS A        T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO--
JENNISON GROWTH PORTFOLIO--CLASS A                  CLASS A
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO--CLASS A   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO--
MET/ARTISAN MID CAP VALUE PORTFOLIO--CLASS B        CLASS A
METLIFE CONSERVATIVE ALLOCATION
  PORTFOLIO--CLASS B
METLIFE CONSERVATIVE TO MODERATE ALLOCATION
  PORTFOLIO--CLASS B

MFS(R) Variable Insurance Trust--Service Class
----------------------------------------------

MFS(R) GLOBAL EQUITY SERIES
MFS(R) HIGH INCOME SERIES
MFS(R) NEW DISCOVERY SERIES

Oppenheimer Variable Account Funds--Non-Service Shares
------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA

PIMCO Variable Insurance Trust--Administrative Class
----------------------------------------------------

PIMCO ALL ASSET PORTFOLIO
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO
PIMCO LOW DURATION PORTFOLIO

Pioneer Variable Contracts Trust
--------------------------------

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II
PIONEER MID CAP VALUE VCT PORTFOLIO--CLASS I

Putnam Variable Trust--Class IB
-------------------------------

PUTNAM VT INTERNATIONAL VALUE FUND

Royce Capital Fund--Investment Class
------------------------------------

ROYCE MICRO-CAP PORTFOLIO
ROYCE SMALL-CAP PORTFOLIO

The Universal Institutional Funds, Inc.--Class I
------------------------------------------------

EMERGING MARKETS DEBT PORTFOLIO
EMERGING MARKETS EQUITY PORTFOLIO

Wells Fargo Variable Trust--Class 2
-----------------------------------

VT TOTAL RETURN BOND FUND

Certain Funds and/or Portfolios have been subject to a merger, substitution or other change. Please see Appendix A--"Additional Information Regarding the Funds."

Separate prospectuses for the Metropolitan Series Fund, the Met Investors Series Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series(R), the Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products, the Franklin Templeton Variable Insurance Products Trust, the Goldman Sachs Variable Insurance Trust, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS(R) Variable Insurance Trust, the Oppenheimer Variable Account Funds, the PIMCO Variable Insurance Trust, the Pioneer Variable Contracts Trust, the Putnam Variable Trust, the Royce Capital Fund, The Universal Institutional Funds, Inc. and the Wells Fargo Variable Trust (each a "Fund") are available from us by calling 1-908-253-1400. They describe in greater detail an investment in the portfolios listed above. Before purchasing a Policy, read the information in this prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference. We do not guarantee how any of the portfolios will perform.

Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.

Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved of these securities, nor have they determined if this Prospectus is accurate or complete. Any representation otherwise is a criminal offense. This Prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits, obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                  IN THIS
    SUBJECT                                                      PROSPECTUS
    -------                                                      ----------
    Contacting Us...............................................      6
    Summary of Benefits and Risks...............................      6
     Policy Benefits............................................      6
     Risks of a Policy..........................................      7
    Fee Tables..................................................      9
     Transaction Fees...........................................      9
     Periodic Charges Other Than Portfolio Operating Expenses...     11
     Portfolio Operating Expenses...............................     12
    MetLife.....................................................     22
     The Fixed Account..........................................     22
     Separate Account UL........................................     22
     The Funds..................................................     23
       The Portfolio Share Classes that We Offer................     32
       Substitution of Portfolios...............................     32
       Voting Rights............................................     32
    Issuing a Policy............................................     33
    Payment and Allocation of Premiums..........................     34
     Paying Premiums............................................     34
     Maximum and Minimum Premium Payments.......................     34
     Allocating Net Premiums....................................     35
    Insurance Proceeds..........................................     35
     Death Benefit Options......................................     36
     Minimum Death Benefit......................................     37
     Specified Face Amount......................................     38
     Income Plans...............................................     39
    Cash Value, Transfers and Withdrawals.......................     40
     Cash Value.................................................     40
     Cash Value Transfers.......................................     40
     Surrender and Withdrawal Privileges........................     44
     Benefit at Final Date......................................     45
    Loan Privileges.............................................     46
    Optional Rider Benefits.....................................     47
     Term Benefit...............................................     47
    Charges and Deductions......................................     48
     Important Information Applicable to all Policy Charges and
       Deductions...............................................     48
     Charges Deducted From Premiums.............................     49
     Charges Included in the Monthly Deduction..................     50
     Charges for Certain Optional Rider Benefits................     51
     Variations in Charges......................................     51
     Portfolio Company Charges..................................     52
     Other Charges..............................................     52
    Policy Termination and Reinstatement........................     52
    Federal Tax Matters.........................................     53
    Rights We Reserve...........................................     57
    Other Policy Provisions.....................................     58
    Sales of Policies...........................................     60
    Legal Proceedings...........................................     63
    Restrictions on Financial Transactions......................     63
    Independent Registered Public Accounting Firm...............     64
    Financial Statements........................................     64
    Appendix A..................................................     65

CONTACTING US

[SIDEBAR:YOU CAN CONTACT US AT OUR DESIGNATED OFFICE.]

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Designated Office is MetLife--SBR, 501 Route 22, Bridgewater, NJ 08807. We may name additional or alternate Designated Offices. If we do, we will notify you in writing.

SUMMARY OF BENEFITS AND RISKS

This summary gives an overview of the Policy and is qualified by the more detailed information in the balance of this Prospectus and the Policy. MetLife issues the Policies. We offer the Policies to employers, employer sponsored plans, or other organizations or individuals associated with such employers, plans or organizations. We designed the Policies for financing nonqualified deferred compensation plans, other post-employment benefits, certain employer sponsored payroll deduction programs or other purposes.

POLICY BENEFITS

PREMIUM PAYMENT FLEXIBILITY. The Policy allows flexibility in making premium payments. The Policy will remain in force as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

CASH VALUE. Your cash value in the Policy reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

TRANSFERS AND SYSTEMATIC INVESTMENT STRATEGIES. You may transfer cash value among the funding options, subject to certain limits, including restrictions on frequent transfers (see "Cash Value, Transfers and Withdrawals"). You may also choose among four systematic investment strategies: the Equity Generator/SM/, the Equalizer/SM/, the Allocator/SM/, and the Rebalancer/SM/.

SPECIFIED FACE AMOUNT OF INSURANCE. Within certain limits, you may choose your specified face amount of insurance when the Policy is issued. You may also change the amount at any time after the first Policy year, subject to our rules and procedures.

DEATH BENEFIT OPTIONS. Generally, you have a choice among three options. These range from an amount equal to the specified face amount to an amount equal to the specified face amount plus the policy cash value at the date of death.

INCOME PLANS. The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

SURRENDERS, PARTIAL WITHDRAWALS AND LOANS. Within certain limits, you may take partial withdrawals and loans from the Policy. You may also surrender your Policy for its cash surrender value.

TAX ADVANTAGES. In general, you will not pay income taxes on any cash value that accrues in your Policy prior to a distribution. If you meet certain requirements, favorable distribution rules will apply. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. In the case of employer-owned life insurance as defined in Section 101(j) of the Internal Revenue Code, the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

TERM RIDER. This rider provides coverage on the insured to age 95. The amount of sales charge you pay will be less if coverage is obtained through this rider rather than as part of the Policy. The current charges for the cost of insurance are lower for coverage under the term rider than under the base Policy. For details, see "Optional Rider Benefits--Term Benefit."

OTHER OPTIONAL RIDER BENEFITS. You may be eligible for certain other benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction.

RISKS OF A POLICY

This Prospectus discusses the risks associated with purchasing the Policy. Prospectuses for the Funds discuss the risks associated with investment in the Fund described therein. Each of the Separate Account UL investment divisions that is available to you under the Policy invests solely in a corresponding "Portfolio" of a Fund.

INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy's cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2.5% (4% for Policies issued prior to February 24, 2012).

SURRENDER AND WITHDRAWAL RISKS. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future.

RISK OF POLICY TERMINATION. Your Policy may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a policy on which there is an outstanding loan may have adverse tax consequences.

POLICY CHARGE AND EXPENSE INCREASE. We have the right to increase certain Policy charges.

TAX LAW RISKS. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. The insurance proceeds payable upon death of the insured under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The guidance, however, with respect to Policies issued on a substandard risk basis, is not entirely clear. In general, you should not be deemed to be in receipt of any portion of your Policy's cash value until there is an actual distribution from the Policy. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued.

If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.

If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

If your Policy is part of an equity split dollar arrangement under the economic benefit regime, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution.

Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges set forth in the first two tables may vary by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Policy in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.

In certain cases, we have the right to increase our charges for new Policies, as well as for Policies already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among the variable investment options or the Fixed Account.



                      WHEN CHARGE      CURRENT AMOUNT         MAXIMUM AMOUNT
      CHARGE          IS DEDUCTED         DEDUCTED             WE CAN DEDUCT
---------------------------------------------------------------------------------
Sales Charge/1,2/    On payment of  POLICY YEARS 1 TO 10,  POLICY YEARS 1 TO 10,
                     premium        up to 6.5% of annual   up to 9% of annual
                                    target premium paid    target premium paid

                                    POLICY YEARS 11 AND    POLICY YEARS 11 AND
                                    LATER, up to 3% of     LATER, same as
                                    annual target          Current Amount for
                                    premium paid           those years

                                    0% on premiums         0% on premiums
                                    paid in excess of      paid in excess of
                                    annual target          annual target
                                    premium in all Policy  premium in all Policy
                                    years                  years
---------------------------------------------------------------------------------
Charge for average   On payment of  2.25% of each          Same as Current
expected state and   premium        premium payment        Amount
local taxes
attributable to
premiums
---------------------------------------------------------------------------------
Charge for expected  On payment of  1.2% of each           Same as Current
federal taxes        premium        premium payment        Amount
attributable to
premiums
---------------------------------------------------------------------------------



                              WHEN CHARGE          CURRENT AMOUNT         MAXIMUM AMOUNT
        CHARGE                IS DEDUCTED             DEDUCTED             WE CAN DEDUCT
---------------------------------------------------------------------------------------------
Administrative           On payment of          POLICY YEARS 1 TO 10,  Up to 1.05% of
Charge/1/                premium                up to 0.55% of annual  annual target
                                                target premium paid    premium paid in all
                                                                       Policy years
                                                POLICY YEARS 11 AND
                                                LATER, up to 1.05% of  0.05% of premiums
                                                annual target          paid in excess of
                                                premium paid           annual target
                                                                       premium in all Policy
                                                0.05% on premiums      years
                                                paid in excess of
                                                annual target
                                                premium in all Policy
                                                years
---------------------------------------------------------------------------------------------
Transfer Fee             On transfer of cash    Not currently          $25 per transfer, and
                         value among            charged                none for transfers
                         investment divisions                          under Systematic
                         or to or from the                             Investment
                         Fixed Account                                 Strategies
---------------------------------------------------------------------------------------------
Interim Term             On payment of first    Highest: $13.93 per    Highest: $24.65 per
Insurance Benefit/3/     premium if rider is    $1,000 of term         $1,000 of term
(applies only if you     elected                insurance amount       insurance amount
elected rider at issue)
                                                Lowest: $0.03 per      Lowest: $0.04 per
Highest and Lowest                              $1,000 of term         $1,000 of term
Charge Among All                                insurance amount       insurance amount
Possible Insureds
Charge for male,                                $0.152 per $1,000 of   $0.271 per $1,000 of
issue age 47,                                   term insurance         term insurance
nonsmoker,                                      amount                 amount
Guaranteed Issue
underwriting class
---------------------------------------------------------------------------------------------
Enhanced Cash            On premium             0.25% of each          Same as Current
Surrender Value          payments made          premium payment        Amount
Rider/4/                 during the first five  made during the first
                         Policy years           five Policy years
---------------------------------------------------------------------------------------------
Underwriting Charge      On face amount         Not currently          Up to $3 per $1,000
(applies only if you     increase               charged                of increase
request an increase in
your specified face
amount)

--------
/1/ See "Charges and Deductions--Annual Target Premium" for a detailed discussion of the determination of the annual target premium.

/2/ For Policies issued with the Refund of Sales Charge Rider, if you request a full cash withdrawal during the first five Policy years, we will refund any sales charges deducted within 365 days prior to the date the request is received at our Designated Office. This rider is not available in New Jersey.

/3/ This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

/4/ For Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table A below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code. This rider is subject to state approval.

                                    TABLE A

                                                         PORTION OF
                                                        COST OF TERM
                                                 INSURANCE CHARGES DEDUCTED
                               PORTION OF          DURING POLICY YEAR OF
       POLICY YEAR OF      CUMULATIVE PREMIUM       FULL CASH WITHDRAWAL
    FULL CASH WITHDRAWAL CHARGES TO BE REFUNDED*       TO BE REFUNDED
    -----------------------------------------------------------------------
        1                         100%                       95%
    -----------------------------------------------------------------------
        2                          95%                       85%
    -----------------------------------------------------------------------
        3                          90%                       75%
    -----------------------------------------------------------------------
        4                          85%                       65%
    -----------------------------------------------------------------------
        5                          80%                       55%
    -----------------------------------------------------------------------
        6                          75%                       45%
    -----------------------------------------------------------------------
        7                          70%                       35%
    -----------------------------------------------------------------------
        8                          65%                       25%
    -----------------------------------------------------------------------
        9                          60%                       15%
    -----------------------------------------------------------------------
        10                         55%                        5%
    -----------------------------------------------------------------------
        11 and later              None                      None
    -----------------------------------------------------------------------

* The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

These tables describe other fees and expenses that you will pay periodically during the time that you own the Policy not including the fees and expenses of the Portfolios.

PERIODIC CHARGES

                                  WHEN CHARGE              CURRENT AMOUNT             MAXIMUM AMOUNT
         CHARGE                   IS DEDUCTED                 DEDUCTED                 WE CAN DEDUCT
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly            Highest: $35.30 per        Highest: $35.30 per
for coverage under base    anniversary of the Policy  $1,000 of term insurance   $1,000 of term insurance
policy /1, 2/                                         amount                     amount

Highest and Lowest Charge
Among All Possible                                    Lowest: $0.02 per $1,000   Lowest: $0.04 per $1,000
Insureds                                              of term insurance amount   of term insurance amount
Charge for male, issue                                $0.152 per $1,000 of term  $0.271 per $1,000 of term
age 47, nonsmoker,                                    insurance amount           insurance amount
Guaranteed Issue
underwriting class
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly            Highest: $26.48 per        Highest: $35.30 per
for coverage under the     anniversary of the Policy  $1,000 of term insurance   $1,000 of term insurance
term benefit /1, 2/                                   amount                     amount

Highest and Lowest Charge                             Lowest: $0.02 per $1,000   Lowest: $0.04 per $1,000
Among All Possible                                    of term insurance amount   of term insurance amount
Insureds
Charge for male, issue                                $0.114 per $1,000 of term  $0.271 per $1,000 of term
age 47, nonsmoker,                                    insurance amount           insurance amount
Guaranteed Issue
underwriting class

                                  WHEN CHARGE              CURRENT AMOUNT             MAXIMUM AMOUNT
         CHARGE                   IS DEDUCTED                 DEDUCTED                 WE CAN DEDUCT
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mortality and Expense      On each monthly            Effective annual rate of   Effective annual rate up
Risk Charge /3/            anniversary of the Policy  0.40% of the cash value    to 0.90%
                                                      in the Separate Account.

                                                      We intend to reduce this
                                                      charge after Policy year
                                                      9 to 0.20% and after
                                                      Policy year 20 to 0.10%.

-----------------------------------------------------------------------------------------------------------
Loan Interest Spread/ 4/   Annually (or on loan       Annual rate of 0.25% of    Annual rate of 2% of the
                           termination, if earlier)   the loan amount            loan amount

--------
/1/ The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See "Charges and Deductions--Cost of Term Insurance" for a more detailed discussion of factors affecting this charge. For Policies issued before January 1, 2009, the maximum cost of insurance charge ranges from $0.09 to $30.45 per $1,000 of term insurance amount.
/2/ This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.
/3/ We are waiving the following amounts of the Mortality and Expense Risk
Charge: 0.08% for the investment division investing in the BlackRock Large Cap Core Portfolio; and an amount equal to the underlying portfolio expenses that are in excess of 0.91% for the investment division investing in the Pioneer Fund Portfolio (Class A), in excess of 1.34% for the investment division investing in the Met/Artisan Mid Cap Value Portfolio (Class B), in excess of 1.15% for the investment division investing in the Third Avenue Small Cap Value Portfolio (Class B), and in excess of 0.62% for the investment division investing in the Oppenheimer Global Equity Portfolio (Class A).
/4/ We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

PORTFOLIO OPERATING EXPENSES

Each of the Funds pays an investment management fee to its investment manager. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. Most of the Funds offer various classes of shares, each of which has a different level of expenses, only one of which is available under a Policy. The available class of each Portfolio is specified in the expense table below and on the front cover pages of the Prospectus.

The first table below shows the lowest and highest fees and expenses charged by any of the Portfolios for the fiscal year ended December 31, 2012.

                                                 LOWEST   HIGHEST
-----------------------------------------------------------------
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio
assets, including management fees, distribution
(Rule 12b-1) fees and other expenses)             0.28%   1.71%
-----------------------------------------------------------------

The table below describes the annual operating expenses for each Portfolio for the year ended December 31, 2012 as a percentage of the Portfolio's average daily net assets for the year.

---------------------------------------------------------------------------------
                       DISTRIBU-
                         TION                                FEE WAIVER    NET
                        AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
               MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                 FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
---------------------------------------------------------------------------------
AIM VARIABLE
INSURANCE
FUNDS
(INVESCO
VARIABLE
INSURANCE
FUNDS)
---------------------------------------------------------------------------------
Invesco V.I.
Comstock
Fund--
Series II       0.56%    0.25%     0.29%     --      1.10%      0.07%     1.03%
---------------------------------------------------------------------------------
Invesco V.I.
Global Real
Estate Fund--
Series I        0.75%      --      0.39%     --      1.14%      0.00%     1.14%
---------------------------------------------------------------------------------
Invesco V.I.
Government
Securities
Fund--
Series II       0.46%    0.25%     0.30%     --      1.01%      0.00%     1.01%
---------------------------------------------------------------------------------
Invesco V.I.
International
Growth
Fund--
Series I        0.71%      --      0.30%     --      1.01%        --      1.01%
---------------------------------------------------------------------------------
ALLIANCE
BERNSTEIN
VARIABLE
PRODUCTS
SERIES FUND,
INC.
---------------------------------------------------------------------------------
Global
Thematic
Growth
Portfolio--
Class B         0.75%    0.25%     0.24%     --      1.24%        --      1.24%
---------------------------------------------------------------------------------
Intermediate
Bond
Portfolio--
Class B         0.45%    0.25%     0.26%     --      0.96%        --      0.96%
---------------------------------------------------------------------------------
International
Value
Portfolio--
Class A         0.75%      --      0.06%     --      0.81%        --      0.81%
---------------------------------------------------------------------------------
AMERICAN
CENTURY
VARIABLE
PORTFOLIOS,
INC.--CLASS I
---------------------------------------------------------------------------------
VP Vista/SM/
Fund            1.00%      --        --      --      1.00%        --      1.00%
---------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
AMERICAN
FUNDS
INSURANCE
SERIES(R)--
CLASS 2
-----------------------------------------------------------------------------------
American
Funds Growth
Fund              0.33%    0.25%     0.02%      --     0.60%       --       0.60%
-----------------------------------------------------------------------------------
American
Funds High-
Income Bond
Fund              0.46%    0.25%     0.02%      --     0.73%       --       0.73%
-----------------------------------------------------------------------------------
American
Funds
International
Fund              0.50%    0.25%     0.04%      --     0.79%       --       0.79%
-----------------------------------------------------------------------------------
American
Funds U.S.
Government/
AAA-Rated
Securities
Fund              0.33%    0.25%     0.01%      --     0.59%       --       0.59%
-----------------------------------------------------------------------------------
DREYFUS
VARIABLE
INVESTMENT
FUND--
SERVICE
SHARES
-----------------------------------------------------------------------------------
International
Value Portfolio   1.00%    0.25%     0.28%      --     1.53%       --       1.53%
-----------------------------------------------------------------------------------
FIDELITY(R)
VARIABLE
INSURANCE
PRODUCTS
-----------------------------------------------------------------------------------
Asset
Manager:
Growth(R)
Portfolio--
Service Class     0.56%    0.10%     0.17%      --     0.83%       --       0.83%
-----------------------------------------------------------------------------------
Contrafund(R)
Portfolio--
Service Class     0.56%    0.10%     0.08%      --     0.74%       --       0.74%
-----------------------------------------------------------------------------------
Equity-Income
Portfolio--
Service Class     0.46%    0.10%     0.10%      --     0.66%       --       0.66%
-----------------------------------------------------------------------------------
Freedom 2010
Portfolio--
Initial Class       --       --        --     0.56%    0.56%       --       0.56%
-----------------------------------------------------------------------------------
Freedom 2015
Portfolio--
Initial Class       --       --        --     0.57%    0.57%       --       0.57%
-----------------------------------------------------------------------------------
Freedom 2020
Portfolio--
Initial Class       --       --        --     0.59%    0.59%       --       0.59%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
Freedom 2025
Portfolio--
Initial Class       --       --        --     0.64%    0.64%        --      0.64%
-----------------------------------------------------------------------------------
Freedom 2030
Portfolio--
Initial Class       --       --        --     0.65%    0.65%        --      0.65%
-----------------------------------------------------------------------------------
High Income
Portfolio--
Initial Class     0.56%      --      0.12%      --     0.68%        --      0.68%
-----------------------------------------------------------------------------------
Investment
Grade Bond
Portfolio--
Service Class     0.31%    0.10%     0.11%      --     0.52%        --      0.52%
-----------------------------------------------------------------------------------
Mid Cap
Portfolio--
Service Class 2   0.56%    0.25%     0.09%      --     0.90%        --      0.90%
-----------------------------------------------------------------------------------
FRANKLIN
TEMPLETON
VARIABLE
INSURANCE
PRODUCTS
TRUST
-----------------------------------------------------------------------------------
Mutual Global
Discovery
Securities
Fund--Class 2     0.80%    0.25%     0.19%      --     1.24%        --      1.24%
-----------------------------------------------------------------------------------
Templeton
Foreign
Securities
Fund--Class 1     0.64%      --      0.15%      --     0.79%        --      0.79%
-----------------------------------------------------------------------------------
Templeton
Global Bond
Securities
Fund--Class 1     0.46%      --      0.09%      --     0.55%        --      0.55%
-----------------------------------------------------------------------------------
GOLDMAN
SACHS
VARIABLE
INSURANCE
TRUST--
INSTITUTIONAL
SHARES
-----------------------------------------------------------------------------------
Goldman Sachs
Structured
Small Cap
Equity Fund       0.75%      --      0.22%      --     0.97%      0.16%     0.81%
-----------------------------------------------------------------------------------
JANUS ASPEN
SERIES
-----------------------------------------------------------------------------------
Balanced
Portfolio--
Service Shares    0.55%    0.25%     0.05%      --     0.85%        --      0.85%
-----------------------------------------------------------------------------------
Enterprise
Portfolio--
Service Shares    0.64%    0.25%     0.05%      --     0.94%        --      0.94%
-----------------------------------------------------------------------------------
Forty
Portfolio--
Service Shares    0.49%    0.25%     0.06%      --     0.80%        --      0.80%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
Janus
Portfolio--
Institutional
Shares            0.48%      --      0.05%      --     0.53%        --      0.53%
-----------------------------------------------------------------------------------
Overseas
Portfolio--
Service Shares    0.44%    0.25%     0.05%      --     0.74%        --      0.74%
-----------------------------------------------------------------------------------
LEGG MASON
PARTNERS
VARIABLE
EQUITY TRUST
-----------------------------------------------------------------------------------
Legg Mason
Investment
Counsel
Variable Social
Awareness
Portfolio         0.71%      --      0.22%      --     0.93%      0.00%     0.93%
-----------------------------------------------------------------------------------
MET INVESTORS
SERIES TRUST
-----------------------------------------------------------------------------------
BlackRock
Large Cap
Core
Portfolio--
Class A           0.59%      --      0.05%      --     0.64%      0.01%     0.63%
-----------------------------------------------------------------------------------
Clarion Global
Real Estate
Portfolio--
Class B           0.60%    0.25%     0.06%      --     0.91%        --      0.91%
-----------------------------------------------------------------------------------
ClearBridge
Aggressive
Growth
Portfolio--
Class A           0.61%      --      0.03%      --     0.64%        --      0.64%
-----------------------------------------------------------------------------------
Harris
Oakmark
International
Portfolio--
Class A           0.77%      --      0.06%      --     0.83%      0.02%     0.81%
-----------------------------------------------------------------------------------
Invesco Small
Cap Growth
Portfolio--
Class B           0.85%    0.25%     0.02%      --     1.12%      0.01%     1.11%
-----------------------------------------------------------------------------------
JPMorgan
Small Cap
Value
Portfolio--
Class A           0.78%      --      0.06%      --     0.84%      0.09%     0.75%
-----------------------------------------------------------------------------------
Lord Abbett
Bond
Debenture
Portfolio--
Class A           0.51%      --      0.03%      --     0.54%        --      0.54%
-----------------------------------------------------------------------------------
Lord Abbett
Mid Cap Value
Portfolio--
Class A           0.65%      --      0.04%    0.06%    0.75%      0.00%     0.75%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
MetLife
Aggressive
Strategy
Portfolio--
Class B           0.09%    0.25%     0.01%    0.72%    1.07%        --      1.07%
-----------------------------------------------------------------------------------
MFS(R)
Research
International
Portfolio--
Class B           0.68%    0.25%     0.07%      --     1.00%      0.05%     0.95%
-----------------------------------------------------------------------------------
Morgan
Stanley Mid
Cap Growth
Portfolio--
Class A           0.65%      --      0.07%      --     0.72%      0.01%     0.71%
-----------------------------------------------------------------------------------
Oppenheimer
Global Equity
Portfolio--
Class A           0.67%      --      0.09%      --     0.76%      0.02%     0.74%
-----------------------------------------------------------------------------------
PIMCO
Inflation
Protected
Bond
Portfolio--
Class A           0.47%      --      0.11%      --     0.58%        --      0.58%
-----------------------------------------------------------------------------------
PIMCO Total
Return
Portfolio--
Class A           0.48%      --      0.03%      --     0.51%        --      0.51%
-----------------------------------------------------------------------------------
Pioneer Fund
Portfolio--
Class A           0.64%      --      0.04%      --     0.68%      0.03%     0.65%
-----------------------------------------------------------------------------------
T. Rowe Price
Large Cap
Value
Portfolio--
Class A           0.57%      --      0.02%      --     0.59%        --      0.59%
-----------------------------------------------------------------------------------
Third Avenue
Small Cap
Value
Portfolio--
Class B           0.74%    0.25%     0.03%      --     1.02%      0.01%     1.01%
-----------------------------------------------------------------------------------
METROPOLITAN
SERIES FUND
-----------------------------------------------------------------------------------
Baillie Gifford
International
Stock
Portfolio--
Class A           0.81%      --      0.10%      --     0.91%      0.10%     0.81%
-----------------------------------------------------------------------------------
Barclays
Aggregate
Bond Index
Portfolio--
Class A           0.25%      --      0.04%      --     0.29%      0.01%     0.28%
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                       DISTRIBU-
                         TION                                FEE WAIVER    NET
                        AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
               MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                 FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
---------------------------------------------------------------------------------
BlackRock
Bond Income
Portfolio--
Class A         0.32%      --      0.04%      --     0.36%      0.00%     0.36%
---------------------------------------------------------------------------------
BlackRock
Capital
Appreciation
Portfolio--
Class A         0.70%      --      0.03%      --     0.73%      0.01%     0.72%
---------------------------------------------------------------------------------
BlackRock
Diversified
Portfolio--
Class A         0.46%      --      0.07%      --     0.53%        --      0.53%
---------------------------------------------------------------------------------
BlackRock
Money Market
Portfolio--
Class A         0.33%      --      0.02%      --     0.35%      0.01%     0.34%
---------------------------------------------------------------------------------
Davis Venture
Value
Portfolio--
Class A         0.70%      --      0.03%      --     0.73%      0.05%     0.68%
---------------------------------------------------------------------------------
Frontier Mid
Cap Growth
Portfolio--
Class A         0.73%      --      0.05%      --     0.78%      0.02%     0.76%
---------------------------------------------------------------------------------
Jennison
Growth
Portfolio--
Class A         0.61%      --      0.03%      --     0.64%      0.07%     0.57%
---------------------------------------------------------------------------------
Loomis Sayles
Small Cap
Core
Portfolio--
Class A         0.90%      --      0.07%    0.10%    1.07%      0.08%     0.99%
---------------------------------------------------------------------------------
Met/Artisan
Mid Cap Value
Portfolio--
Class B         0.81%    0.25%     0.04%      --     1.10%        --      1.10%
---------------------------------------------------------------------------------
MetLife
Conservative
Allocation
Portfolio--
Class B         0.09%    0.25%     0.02%    0.54%    0.90%      0.01%     0.89%
---------------------------------------------------------------------------------
MetLife
Conservative
to Moderate
Allocation
Portfolio--
Class B         0.07%    0.25%     0.01%    0.58%    0.91%      0.00%     0.91%
---------------------------------------------------------------------------------
MetLife Mid
Cap Stock
Index
Portfolio--
Class A         0.25%      --      0.07%    0.02%    0.34%      0.00%     0.34%
---------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
MetLife
Moderate
Allocation
Portfolio--
Class B           0.06%    0.25%       --     0.63%    0.94%      0.00%     0.94%
-----------------------------------------------------------------------------------
MetLife
Moderate to
Aggressive
Allocation
Portfolio--
Class B           0.06%    0.25%     0.01%    0.67%    0.99%      0.00%     0.99%
-----------------------------------------------------------------------------------
MetLife Stock
Index
Portfolio--
Class A           0.25%      --      0.03%      --     0.28%      0.01%     0.27%
-----------------------------------------------------------------------------------
MFS(R) Total
Return
Portfolio--
Class B           0.55%    0.25%     0.05%      --     0.85%        --      0.85%
-----------------------------------------------------------------------------------
MFS(R) Value
Portfolio--
Class A           0.70%      --      0.03%      --     0.73%      0.13%     0.60%
-----------------------------------------------------------------------------------
MSCI EAFE(R)
Index
Portfolio--
Class A           0.30%      --      0.11%    0.01%    0.42%      0.00%     0.42%
-----------------------------------------------------------------------------------
Neuberger
Berman
Genesis
Portfolio--
Class A           0.82%      --      0.04%      --     0.86%      0.01%     0.85%
-----------------------------------------------------------------------------------
Russell 2000(R)
Index
Portfolio--
Class A           0.25%      --      0.08%    0.09%    0.42%      0.00%     0.42%
-----------------------------------------------------------------------------------
T. Rowe Price
Large Cap
Growth
Portfolio--
Class A           0.60%      --      0.04%      --     0.64%      0.01%     0.63%
-----------------------------------------------------------------------------------
T. Rowe Price
Small Cap
Growth
Portfolio--
Class A           0.49%      --      0.06%      --     0.55%        --      0.55%
-----------------------------------------------------------------------------------
MFS(R)
VARIABLE
INSURANCE
TRUST--
SERVICE CLASS
-----------------------------------------------------------------------------------
MFS(R) Global
Equity Series     1.00%    0.25%     0.31%      --     1.56%      0.16%     1.40%
-----------------------------------------------------------------------------------
MFS(R) High
Income Series     0.70%    0.25%     0.10%      --     1.05%        --      1.05%
-----------------------------------------------------------------------------------
MFS(R) New
Discovery
Series            0.90%    0.25%     0.07%      --     1.22%        --      1.22%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                         DISTRIBU-
                           TION                                FEE WAIVER    NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
-----------------------------------------------------------------------------------
OPPENHEIMER
VARIABLE
ACCOUNT
FUNDS--NON-
SERVICE
SHARES
-----------------------------------------------------------------------------------
Oppenheimer
Main Street
Small Cap
Fund(R)/VA        0.69%      --      0.14%      --     0.83%      0.03%     0.80%
-----------------------------------------------------------------------------------
PIMCO
VARIABLE
INSURANCE
TRUST--
ADMINISTRATIVE
CLASS
-----------------------------------------------------------------------------------
PIMCO All
Asset Portfolio   0.43%    0.15%       --     0.75%    1.33%      0.09%     1.24%
-----------------------------------------------------------------------------------
PIMCO
Commodity
RealReturn(R)
Strategy
Portfolio         0.74%    0.15%     0.11%    0.14%    1.14%      0.14%     1.00%
-----------------------------------------------------------------------------------
PIMCO Long-
Term U.S.
Government
Portfolio         0.48%    0.15%     0.04%      --     0.67%        --      0.67%
-----------------------------------------------------------------------------------
PIMCO Low
Duration
Portfolio         0.50%    0.15%       --       --     0.65%        --      0.65%
-----------------------------------------------------------------------------------
PIONEER
VARIABLE
CONTRACTS
TRUST
-----------------------------------------------------------------------------------
Pioneer
Emerging
Markets VCT
Portfolio--
Class II          1.15%    0.25%     0.30%    0.01%    1.71%        --      1.71%
-----------------------------------------------------------------------------------
Pioneer Mid
Cap Value
VCT
Portfolio--
Class I           0.65%      --      0.07%      --     0.72%        --      0.72%
-----------------------------------------------------------------------------------
PUTNAM
VARIABLE
TRUST--
CLASS IB
-----------------------------------------------------------------------------------
Putnam VT
International
Value Fund        0.71%    0.25%     0.23%      --     1.19%        --      1.19%
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                       DISTRIBU-
                         TION                                FEE WAIVER    NET
                        AND/OR            ACQUIRED   TOTAL     AND/OR     TOTAL
               MANAGE-  SERVICE             FUND    ANNUAL    EXPENSE    ANNUAL
                MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-  OPERATING
                 FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT   EXPENSES
---------------------------------------------------------------------------------
ROYCE CAPITAL
FUND--
INVESTMENT
CLASS
---------------------------------------------------------------------------------
Royce Micro-
Cap Portfolio   1.25%      --      0.08%      --     1.33%        --      1.33%
---------------------------------------------------------------------------------
Royce Small-
Cap Portfolio   1.00%      --      0.06%      --     1.06%        --      1.06%
---------------------------------------------------------------------------------
THE UNIVERSAL
INSTITUTIONAL
FUNDS, INC.--
CLASS I
---------------------------------------------------------------------------------
Emerging
Markets Debt
Portfolio       0.75%      --      0.30%      --     1.05%        --      1.05%
---------------------------------------------------------------------------------
Emerging
Markets
Equity
Portfolio       1.25%      --      0.40%      --     1.65%      0.23%     1.42%
---------------------------------------------------------------------------------
WELLS FARGO
VARIABLE
TRUST--
CLASS 2
---------------------------------------------------------------------------------
VT Total
Return Bond
Fund            0.40%    0.25%     0.29%    0.01%    0.95%      0.04%     0.91%
---------------------------------------------------------------------------------

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

Additional information about the management fees and expenses of the Funds can be obtained in Funds' prospectuses and Statements of Additional Information.

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE POLICIES, SEE "SALE OF POLICIES."

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166.

MetLife has the legal obligation to pay all benefits and other amounts to which you are entitled under the terms of your Policy.

THE FIXED ACCOUNT

The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of 2.5% (4% for Policies issued prior to February 24, 2012). We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.

Any partial amounts we remove from the Fixed Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amounts first. Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.

SEPARATE ACCOUNT UL

The Separate Account receives premium payments from the Policy described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account. We are obligated to pay the death benefit under the Policy even if that amount exceeds the Policy's cash value in the Separate Account. The amount of the death benefit that exceeds the Policy's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.

The investment adviser to certain of the Portfolios offered with the Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

[SIDEBAR: EACH SEPARATE ACCOUNT INVESTMENT DIVISION INVESTS IN A CORRESPONDING PORTFOLIO OF A FUND.]
The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.

THE FUNDS

[SIDEBAR: YOU SHOULD CAREFULLY REVIEW THE INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS OF EACH PORTFOLIO WHICH ARE DESCRIBED IN THE PROSPECTUS FOR EACH FUND YOU HAVE ALSO RECEIVED.]
Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. PROSPECTUSES FOR THE FUNDS ARE AVAILABLE BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. You should read each Fund prospectus carefully. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in MetLife's role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

We, and certain of our affiliated insurance companies, have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is organized as a limited liability company. Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Portfolio Operating Expenses" for information on the management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in each Fund's prospectus. (See also "Fee Tables--Portfolio Operating Expenses.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Portfolio's investment return.

SELECTION OF THE PORTFOLIOS. We select the Portfolios offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. In some cases, we may include Portfolios based on recommendations made by selling firms through which the Policy is sold. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Sales of Policies.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

As of the end of each Valuation Period (see "Valuation Period" description below in "Other Policy Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
..  The allocation of net premiums to the Separate Account.
.. Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).
..  Policy loans and loan repayments allocated to the Separate Account.
..  Transfers to and among investment divisions.
..  Withdrawals and surrenders taken from the Separate Account.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund--Series II  Seeks capital growth and income        Invesco Advisers, Inc.
                                       through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and preferred
                                       stocks.
-------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate        Seeks total return through growth of   Invesco Advisers, Inc.
Fund--Series I                         capital and current income.            Subadviser: Invesco Asset
                                                                              Management Limited
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities     Seeks total return, comprised of       Invesco Advisers, Inc.
Fund--Series II                        current income and capital
                                       appreciation.
-------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth      Seeks long-term growth of capital.     Invesco Advisers, Inc.
Fund--Series I
-------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Global Thematic Growth                 Seeks long-term growth of capital.     AllianceBernstein L.P.
Portfolio--Class B
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Intermediate Bond Portfolio--Class B   Seeks to generate income and price     AllianceBernstein L.P.
                                       appreciation without assuming what
                                       the Adviser considers undue risk.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Value Portfolio--Class A Seeks long-term growth of capital.     AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.--CLASS I
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
VP Vista/SM/ Fund                      Seeks long-term capital growth.        American Century
                                                                              Investment Management,
                                                                              Inc.
-------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 2
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
American Funds Growth Fund             Seeks growth of capital.               Capital Research and
                                                                              Management Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
American Funds High-Income Bond Fund   Seeks a high level of current income.  Capital Research and
                                       Its secondary objective is capital     Management Company
                                       appreciation.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
American Funds International Fund      Seeks long-term growth of capital.     Capital Research and
                                                                              Management Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
American Funds U.S.                    Seeks a high level of current income   Capital Research and
Government/AAA-Rated Securities Fund   consistent with preservation of        Management Company
                                       capital.
-------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND--SERVICE SHARES
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
International Value Portfolio          Seeks long-term capital growth.        The Dreyfus Corporation
-------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Asset Manager: Growth(R)               Seeks to maximize total return by      Fidelity Management &
Portfolio--Service Class               allocating its assets among stocks,    Research Company
                                       bonds, short-term instruments, and     Subadviser: FMR Co., Inc.
                                       other investments.                     Fidelity Investments
                                                                              Money Management, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio-- Service      Seeks long-term capital appreciation.  Fidelity Management &
Class                                                                         Research Company
                                                                              Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Equity-Income Portfolio--Service Class Seeks reasonable income. The fund      Fidelity Management &
                                       will also consider the potential for   Research Company
                                       capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2010 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2015 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2020 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2025 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Freedom 2030 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
High Income Portfolio-- Initial Class  Seeks a high level of current income,  Fidelity Management &
                                       while also considering growth of       Research Company
                                       capital.                               Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Investment Grade Bond                  Seeks as high a level of current       Fidelity Management &
Portfolio--Service Class               income as is consistent with the       Research Company
                                       preservation of capital.               Subadviser: Fidelity
                                                                              Investments Money
                                                                              Management, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Mid Cap Portfolio-- Service Class 2    Seeks long-term growth of capital.     Fidelity Management &
                                                                              Research Company
                                                                              Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Mutual Global Discovery Securities     Seeks capital appreciation.            Franklin Mutual Advisers,
Fund--Class 2                                                                 LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities           Seeks long-term capital growth.        Templeton Investment
Fund--Class 1                                                                 Counsel, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities       Seeks high current income, consistent  Franklin Advisers, Inc.
Fund--Class 1                          with preservation of capital, with
                                       capital appreciation as a secondary
                                       consideration.
-------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Goldman Sachs Structured Small Cap     Seeks long-term growth of capital.     Goldman Sachs Asset
Equity Fund                                                                   Management, L.P.
-------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Balanced Portfolio--Service Shares     Seeks long-term capital growth,        Janus Capital
                                       consistent with preservation of        Management LLC
                                       capital and balanced by current
                                       income.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Enterprise Portfolio--Service Shares   Seeks long-term growth of capital.     Janus Capital
                                                                              Management LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Forty Portfolio--Service Shares        Seeks long-term growth of capital.     Janus Capital
                                                                              Management LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Janus Portfolio--Institutional Shares  Seeks long-term growth of capital.     Janus Capital
                                                                              Management LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Overseas Portfolio--Service Shares     Seeks long-term growth of capital.     Janus Capital
                                                                              Management LLC
-------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Legg Mason Investment Counsel           Seeks capital appreciation and          Legg Mason Partners
Variable Social Awareness Portfolio     retention of net investment income.     Fund Advisor, LLC
                                                                                Subadviser: Legg Mason
                                                                                Investment Counsel, LLC
---------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core                Seeks long-term capital growth.         MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: BlackRock
                                                                                Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Clarion Global Real Estate              Seeks total return through investment   MetLife Advisers, LLC
Portfolio--Class B                      in real estate securities,              Subadviser: CBRE
                                        emphasizing both capital appreciation   Clarion Securities LLC
                                        and current income.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth           Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: ClearBridge
                                                                                Investments, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Harris Oakmark International            Seeks long-term capital appreciation.   MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: Harris
                                                                                Associates L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth                Seeks long-term growth of capital.      MetLife Advisers, LLC
Portfolio--Class B                                                              Subadviser: Invesco
                                                                                Advisers, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JPMorgan Small Cap Value                Seeks long-term growth of capital.      MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: J.P. Morgan
                                                                                Investment Management
                                                                                Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture              Seeks high current income and the       MetLife Advisers, LLC
Portfolio--Class A                      opportunity for capital appreciation    Subadviser: Lord, Abbett
                                        to produce a high total return.         & Co. LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value               Seeks capital appreciation through      MetLife Advisers, LLC
Portfolio--Class A                      investments, primarily in equity        Subadviser: Lord, Abbett
                                        securities, which are believed to be    & Co. LLC
                                        undervalued in the marketplace.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MetLife Aggressive Strategy             Seeks growth of capital.                MetLife Advisers, LLC
Portfolio--Class B
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class B                                                              Subadviser: Massachusetts
                                                                                Financial Services
                                                                                Company
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: Morgan
                                                                                Stanley Investment
                                                                                Management Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser:
                                                                                OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond          Seeks maximum real return, consistent   MetLife Advisers, LLC
Portfolio--Class A                      with preservation of capital and        Subadviser: Pacific
                                        prudent investment management.          Investment Management
                                                                                Company LLC
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio--Class A  Seeks maximum total return,            MetLife Advisers, LLC
                                       consistent with the preservation of    Subadviser: Pacific
                                       capital and prudent investment         Investment Management
                                       management.                            Company LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio--Class A        Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer
                                                                              Investment Management,
                                                                              Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio--Class A                     by investing in common stocks          Subadviser: T. Rowe Price
                                       believed to be undervalued. Income is  Associates, Inc.
                                       a secondary objective.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio--Class B                                                            Subadviser: Third Avenue
                                                                              Management LLC
---------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND
---------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock    Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: Baillie Gifford
                                                                              Overseas Limited
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife
                                                                              Investment
                                                                              Management, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Bond Income                  Seeks a competitive total return       MetLife Advisers, LLC
Portfolio--Class A                     primarily from investing in            Subadviser: BlackRock
                                       fixed-income securities.               Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: BlackRock
                                                                              Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Diversified                  Seeks high total return                MetLife Advisers, LLC
Portfolio--Class A                     while attempting to limit investment   Subadviser: BlackRock
                                       risk and preserve capital.             Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Money Market                 Seeks a high level of current income   MetLife Advisers, LLC
Portfolio--Class A                     consistent with preservation of        Subadviser: BlackRock
                                       capital.                               Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Davis Venture Value Portfolio--Class A Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis
                                                                              Selected Advisers, L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Frontier Mid Cap Growth                Seeks maximum capital appreciation.    MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: Frontier
                                                                              Capital Management
                                                                              Company, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio--Class A     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison
                                                                              Associates LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core           Seeks long-term capital growth from    MetLife Advisers, LLC
Portfolio--Class A                     investments in common stocks or other  Subadviser: Loomis,
                                       equity securities.                     Sayles & Company, L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap Value              Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio--Class B                                                            Subadviser: Artisan
                                                                              Partners Limited
                                                                              Partnership
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation        Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio--Class B                     with growth of capital as a secondary
                                       objective.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Conservative to Moderate       Seeks high total return in the form    MetLife Advisers, LLC
Allocation Portfolio--Class B          of income and growth of capital,
                                       with a greater emphasis on income.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index            Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Standard & Poor's MidCap 400(R)        Subadviser: MetLife
                                       Composite Stock Price Index.           Investment
                                                                              Management, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Moderate Allocation            Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio--Class B                     of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Moderate to Aggressive         Seeks growth of capital.               MetLife Advisers, LLC
Allocation Portfolio--Class B
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio--Class A Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife
                                       Stock Price Index.                     Investment
                                                                              Management, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio--Class B Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts
                                       portfolio.                             Financial Services
                                                                              Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio--Class A        Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts
                                                                              Financial Services
                                                                              Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index Portfolio--Class A  Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife
                                                                              Investment
                                                                              Management, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis               Seeks high total return, consisting    MetLife Advisers, LLC
Portfolio--Class A                     principally of capital appreciation.   Subadviser: Neuberger
                                                                              Berman Management
                                                                              LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Index                  Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Russell 2000(R) Index.                 Subadviser: MetLife
                                                                              Investment
                                                                              Management, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital      MetLife Advisers, LLC
Portfolio--Class A                     and, secondarily, dividend income.     Subadviser: T. Rowe Price
                                                                              Associates, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: T. Rowe Price
                                                                              Associates, Inc.
-------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST--SERVICE CLASS
-------------------------------------------------------------------------------------------------------
MFS(R) Global Equity Series            Seeks capital appreciation.            Massachusetts Financial
                                                                              Services Company
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                  SUBADVISER
--------------------------------------------------------------------------------------------------------
MFS(R) High Income Series               Seeks total return with an emphasis     Massachusetts Financial
                                        on high current income, but also        Services Company
                                        considering capital appreciation.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series             Seeks capital appreciation.             Massachusetts Financial
                                                                                Services Company
--------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS--NON-SERVICE SHARES
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap       Seeks capital appreciation.             OppenheimerFunds, Inc.
Fund(R)/VA
--------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST--ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio               Seeks maximum real return consistent    Pacific Investment
                                        with preservation of real capital and   Management Company
                                        prudent investment management.          LLC Subadviser:
                                                                                Research Affiliates, LLC
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy   Seeks maximum real return consistent    Pacific Investment
Portfolio                               with prudent investment management.     Management Company
                                                                                LLC
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government         Seeks maximum total return,             Pacific Investment
Portfolio                               consistent with preservation of         Management Company
                                        capital and prudent investment          LLC
                                        management.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PIMCO Low Duration Portfolio            Seeks maximum total return,             Pacific Investment
                                        consistent with preservation of         Management Company
                                        capital and prudent investment          LLC
                                        management.
--------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT            Seeks long-term growth of capital.      Pioneer Investment
Portfolio--Class II                                                             Management, Inc.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT               Seeks capital appreciation              Pioneer Investment
Portfolio--Class I                      by investing in a diversified           Management, Inc.
                                        portfolio of securities consisting
                                        primarily of common stocks.
--------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST--CLASS IB
--------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund      Seeks capital growth. Current income    Putnam Investment
                                        is a secondary objective.               Management, LLC
                                                                                Subadviser: The Putnam
                                                                                Advisory Company, LLC
--------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND--INVESTMENT CLASS
--------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio               Seeks long-term growth of capital.      Royce & Associates, LLC
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio               Seeks long-term growth of capital.      Royce & Associates, LLC
--------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.--CLASS I
---------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio         Seeks high total return by investing    Morgan Stanley
                                        primarily in fixed income securities    Investment Management
                                        of government and government-related    Inc.
                                        issuers and, to a lesser extent, of
                                        corporate issuers in emerging market
                                        countries.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio       Seeks long-term capital appreciation    Morgan Stanley
                                        by investing primarily in               Investment Management
                                        growth-oriented equity securities of    Inc.
                                        issuers in emerging market countries.   Subadvisers: Morgan
                                                                                Stanley Investment
                                                                                Management Company
                                                                                and Morgan Stanley
                                                                                Investment Management
                                                                                Limited
---------------------------------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST--CLASS 2
---------------------------------------------------------------------------------------------------------
VT Total Return Bond Fund               Seeks total return, consisting of       Wells Fargo Funds
                                        income and capital appreciation.        Management, LLC
                                                                                Subadviser: Wells Capital
                                                                                Management Incorporated
---------------------------------------------------------------------------------------------------------

THE PORTFOLIO SHARE CLASSES THAT WE OFFER

The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Policy. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Policy.

SUBSTITUTION OF PORTFOLIOS

If investment in the Portfolios or a particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Policies, or for any other reason in our sole discretion, we may substitute another portfolio without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close investment divisions to allocation of premium payments or cash value, or both, for some or all classes of Policies, at any time in our sole discretion.

VOTING RIGHTS

[SIDEBAR: YOU CAN GIVE US VOTING INSTRUCTIONS ON SHARES OF EACH PORTFOLIO OF A FUND THAT ARE ATTRIBUTED TO YOUR POLICY.]

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. We will vote all shares in proportion to the instructions received. If we do not receive your instructions we will vote your shares in the same proportion as represented by the votes received from other owners. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.

ISSUING A POLICY

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our insurance underwriting rules.

We offer other variable life insurance policies that have different death benefits, policy features, Portfolio selections, and optional programs. However, these other policies also have different charges that would affect your performance and cash values. To obtain more information about these other policies, contact our Designated Office or your sales representative.

There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible insureds within the eligible group for whom a Policy could be purchased and the percentage of those insureds for whom a Policy is actually purchased. The three types of underwriting are:

GUARANTEED ISSUE--requires the least evidence of insurability and rating classification
SIMPLIFIED UNDERWRITING--requires more evidence of insurability and rating classification
FULL UNDERWRITING--requires the most evidence of insurability and rating classification

An insured who is a standard risk under Simplified Underwriting or Guaranteed Issue may have a higher cost of term insurance rate than would apply to the same insured under Full Underwriting.

Generally, we will issue a Policy only for insureds that are age 70 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.

The Date of Policy is usually the date the Policy application is approved and premiums are accepted. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). To preserve a younger age for the insured, we may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application. You may request that your Date of Policy be the same date the planned periodic premium is received. In these cases, you would incur a charge for insurance protection before insurance coverage starts.

Insurance coverage under the Policy will generally begin at the time the application is approved. For coverage to be effective, the insured's health on the date of such approval must be the same as stated in the application and, in most states, we can require that the insured not have sought medical advice or treatment between the date of the application and the date of approval.

PAYMENT AND ALLOCATION OF PREMIUMS

[SIDEBAR: YOU CAN MAKE VOLUNTARY PLANNED PERIODIC PREMIUM PAYMENTS AND UNSCHEDULED PREMIUM PAYMENTS.]

The payment of a given premium won't necessarily guarantee that your Policy will remain in force. Rather, this depends on your Policy's cash surrender value.

PAYING PREMIUMS

We accept premium payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. You can make premium payments, subject to certain limitations discussed below, through the:

VOLUNTARY PLANNED PERIODIC PREMIUM SCHEDULE: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; or (c) through another method to which we agree. After payment of the first planned periodic premium, you do not have to pay premiums in accordance with your voluntary planned period premium schedule.

UNSCHEDULED PREMIUM PAYMENT OPTION: You also can make other premium payments at any time.

Premium payments sent by regular U.S. mail should be addressed to: MetLife LB 7369, P.O. Box 8500-7369, Philadelphia, PA 19101-7369. Premium payments sent by express mail or courier service should be addressed to: Wells Fargo Bank, 101
N. Independence Mall East, MetLife Lock Box# 7369, Philadelphia, PA 19106.

If you send premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay in applying the payment or transaction to your Policy.

MAXIMUM AND MINIMUM PREMIUM PAYMENTS

..  The first premium may not be less than the planned premium unless agreed to by us.
..  After the first Policy year, your voluntary planned periodic payments must be at least $100, whether on an annual or semi-annual basis.
..  Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days notice to you.
.. You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits, except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status in your annual statement, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")

.. We reserve the right not to sell a Policy to any group or individual associated with such group if the total amount of annual premium that is expected to be paid in connection with all Policies sold to the group or individuals associated with such group is less than $250,000.
.. We may require evidence of insurability for premium payments that cause the minimum death benefit to exceed the death benefit then in effect under the death benefit option chosen.

ALLOCATING NET PREMIUMS

[SIDEBAR: NET PREMIUMS ARE YOUR PREMIUMS MINUS THE CHARGES DEDUCTED FROM YOUR PREMIUMS.]
Your allocations of net premiums to the Fixed Account are effective as of the Investment Start Date. See "Investment Start Date" description below in "Other Policy Provisions--When Your Requests Become Effective." Your allocations of net premiums to the investment divisions of the Separate Account are effective as of the end of the free look period. See "Other Policy Provisions--Free Look Period." During the free look period, we allocate the net premium payments you allocated to the investment divisions to the BlackRock Money Market investment division. At the end of the free look period, we will allocate your cash value in that investment division among all the Separate Account investment divisions according to your net premium allocation instructions.

For policies issued in California, we allocate net premiums to the investment divisions of the Separate Account as of the Investment Start Date. If you are age 60 or older, and you allocate 100% of your initial net premium to the BlackRock Money Market investment division in order to receive a refund of premiums should you cancel the Policy during the free look period, we will not automatically transfer your cash value or reallocate your future premiums once the free look period has ended. You must contact us to request a transfer or reallocation.

You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. You can change your allocations (effective after the end of the free look period) at any time by giving us written notification at our Designated Office or in any other manner that we permit. If you have cash value of at least $60,000,000 in the Fixed Account for all Policies you own, we will have to give prior approval to any allocation of net premium or transfer of cash value to the Fixed Account.

INSURANCE PROCEEDS

If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death.

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is provided under "Income Plans" and on request from our Designated Office. We will pay interest on the proceeds as required by applicable state law.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.

The insurance proceeds equal:
..  The death benefit under the death benefit option or minimum death benefit that is in effect on the date of death; plus
..  Any additional insurance proceeds provided by rider; minus
.. Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Policy's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation--including complete names and complete address--if and as they change. You should contact our Designated Office in order to make a change to your beneficiary designation. (See "Contacting Us.")

DEATH BENEFIT OPTIONS
[SIDEBAR: THE POLICY GENERALLY OFFERS A CHOICE OF THREE DEATH BENEFIT OPTIONS.]

You can choose among three options. You select which option you want in the Policy application. The three options are:
..  Option A: The death benefit is a level amount and equals the specified face amount of the Policy.
..  Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.
.. Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made.

There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A.

[SIDEBAR: YOU CAN GENERALLY CHANGE YOUR DEATH BENEFIT OPTION.]
You can change your death benefit option after the first Policy year, provided that:
..  Your cash surrender value after the change would be enough to pay at least two monthly deductions.
..  The specified face amount continues to be no less than the minimum we allow after a decrease.
..  The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.
.. You provide evidence satisfactory to us of the insured's insurability, as we may require.

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option.

Before you change your death benefit option you should consider the following:
.. If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.
.. If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility that your Policy would become a modified endowment contract; that you would receive a taxable distribution; and that the maximum premium amounts that you can pay would change.

MINIMUM DEATH BENEFIT

In no event will the Policy death benefit (plus the proceeds under any term rider on the insured's life) be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws as in effect on the date your Policy is issued. We determine this minimum by applying either the:

I. Cash Value Accumulation Test or

II. Guideline Premium/Cash Value Corridor Test.

You choose the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test before we issue your Policy, and the election cannot later be changed. Under the Cash Value Accumulation Test, your death benefit is never less than the amount of your Policy's cash value at the insured's date of death, multiplied by a factor set forth in your Policy. This factor varies depending upon the insured's age at the date of death, and it declines as the insured grows older.

Under the Guideline Premium/Cash Value Corridor Test, there is a very similar minimum death benefit based on your Policy's cash value at the date of death. However, the factors set forth in your Policy are higher for the Guideline Premium/Cash Value Corridor Test (which results in a higher minimum death benefit, assuming the same cash value). Also, there are firm limits on the amount of premiums you can pay for the amount of coverage you have in force under the Guideline Premium/Cash Value Corridor Test, while the tax law imposes no such firm limits under the Cash Value Accumulation Test.

Before choosing between these two Tests you should consider the following:
.. The Cash Value Accumulation Test may allow you to pay a greater amount in premiums for the same amount of death benefit under federal income tax laws and still qualify as life insurance. This is the case because the Policy will qualify as life insurance even though the Policy owner is paying a higher level of premium than allowed under the Guideline Premium/Cash Value Accumulation Test. However, the death benefit under the Cash Value Accumulation Test (and thus the monthly cost of term insurance) could be higher. You should ask for an illustration comparing results under both tests. We reserve the right to return any premium to the extent it would cause the death benefit to increase above certain limits.
.. Increases in death benefits by operation of the Cash Value Accumulation Test will result in a higher monthly cost of term insurance. Such increases can also occur under the Guideline Premium/Cash Value Corridor Test, although this is less likely.
.. Any advantage of the Cash Value Accumulation Test may be eliminated if premium payments exceed the 7-pay test limit. The 7-pay test sets a limit on the amount of premiums which may be paid under a policy during the 7-pay testing period (usually the first 7 Policy years after issue or after a material modification of the Policy) without incurring possible adverse tax consequences. If premiums paid exceed such limit during any 7-pay testing period, any partial withdrawals, Policy loan and other distributions may be subject to adverse federal income tax consequences. (See "Federal Tax Matters--Modified Endowment Contracts" below.)

SPECIFIED FACE AMOUNT

CHOOSING YOUR INITIAL SPECIFIED FACE AMOUNT
The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. If the term insurance rider is purchased, the specified face amount and term rider amount are combined to determine the Minimum Initial Specified Face Amount. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our term insurance benefit.

The term insurance benefit provides coverage on the insured to age 95. You may purchase this rider, if available, only at the time of Policy issue. By electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see "Optional Rider Benefits--Term Benefit."

[SIDEBAR: YOU CAN GENERALLY INCREASE OR DECREASE YOUR POLICY'S SPECIFIED FACE AMOUNT.]

CHANGING YOUR SPECIFIED FACE AMOUNT
Generally, you may change your specified face amount at any time after the first Policy year subject to certain criteria specified below. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.

The Specified Face Amount of insurance may not be reduced to less than $100,000 during the first five Policy years or to less than $50,000 after the fifth Policy year. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount. You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge.

Before you change your specified face amount you should consider the following:
.. The term insurance portion of your death benefit will change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.
.. Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Policy years, could then be taxed on an income first basis.
.. The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease. (See "Tax Matters--Modified
   Endowment Contracts.")
.. In some circumstances, the Policy could become a modified endowment contract. .. For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans that became effective prior to August 1, 2000, the sales charge and the administration charge may change. This is because an increase or decrease in the specified face amount will result in an increase or decrease in the annual target premium on which these charges are based.

INCOME PLANS

[SIDEBAR: GENERALLY YOU CAN RECEIVE THE POLICY'S INSURANCE PROCEEDS, AMOUNTS PAYABLE AT THE FINAL DATE OR AMOUNTS PAID UPON SURRENDER UNDER AN INCOME PLAN INSTEAD OF IN A LUMP SUM.]

The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

Generally, we currently make the following income plans available:
..  Interest income
..  Installment Income for a Stated Period
..  Installment Income of a Stated Amount
..  Single Life Income--Guaranteed Payment Period
..  Single Life Income--Guaranteed Return
..  Joint and Survivor Life Income

Before you choose an income plan you should consider:
.. The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.
.. That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.
.. That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.

CASH VALUE, TRANSFERS AND WITHDRAWALS

CASH VALUE

[SIDEBAR: YOUR POLICY IS DESIGNED TO ALLOW YOU TO ACCUMULATE CASH VALUE.]

Your Policy's cash value equals:
..  The Fixed Account cash value, plus
..  The Policy Loan Account cash value, plus
..  The Separate Account cash value.

Your Policy's cash surrender value equals your cash value minus any outstanding Policy loans (plus any accrued and unpaid loan interest).

On your Investment Start Date, the Policy's cash value in an investment division will equal the portion of any net premium allocated to the investment division, reduced by the portion of any monthly deductions allocated to the Policy's cash value in that investment division.

Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
..  The cash value in the investment division at the beginning of the Valuation
   Period; plus
..  All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
..  All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus
..  The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
.. The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund Portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the Portfolio during the period.

CASH VALUE TRANSFERS

[SIDEBAR: YOU CAN TRANSFER YOUR CASH VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT AT ANY TIME BEGINNING AFTER THE END OF THE FREE LOOK PERIOD.]

The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon. This limit does not apply to a full surrender, any loans taken, or any transfers under a systematic investment strategy. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account. (See "Payment and Allocation of Premiums--Allocating Net Premiums.")

RESTRICTIONS ON FREQUENT TRANSFERS: Frequent requests from Policy owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy owners and other persons who may have an interest in the Policies (E.G., beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (I.E., Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Invesco V.I. Global Real Estate Fund, Invesco V.I. International Growth Fund, AllianceBernstein Global Thematic Growth Portfolio, AllianceBernstein International Value Portfolio, American Funds High-Income Bond Fund, American Funds International Fund, Dreyfus VIF International Value Portfolio, Fidelity(R) VIP High Income Portfolio, Franklin Templeton Mutual Global Discovery Securities Fund, Templeton Foreign Securities Fund, Templeton Global Bond Securities Fund, Janus Aspen Overseas Portfolio, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) New Discovery Series, Goldman Sachs Structured Small Cap Equity Fund, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Oppenheimer Main Street Small Cap Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Value Fund, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, UIF Emerging Markets Debt Portfolio and UIF Emerging Markets Equity Portfolio) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). In addition, as described below, we intend to treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under one of the systematic investment strategies described below are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy owners who violate the frequent transfer policies established by the Portfolio.

In addition, Policy owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy owners engaged in frequent trading the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

SYSTEMATIC INVESTMENT STRATEGIES: You can choose one of four currently available strategies described below. You can also change or cancel your choice at any time.
.. EQUITY GENERATOR(R). Allows you to transfer the interest earned on amounts in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the Frontier Mid Cap Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.
..  EQUALIZER/ SM/.  Allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the Frontier Mid Cap Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of either of the investment divisions or the Fixed Account. You may then reelect the Equalizer on your next Policy anniversary.
..  REBALANCER(R).  Allows you to periodically redistribute amounts in the Fixed
   Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution at the beginning of each quarter.

.. ALLOCATOR/ SM/. Allows you to systematically transfer money from the BlackRock Money Market investment division to the Fixed Account and/or any investment division(s). When you elect the Allocator, you must have enough cash value in the BlackRock Money Market investment division to enable the election to be in effect for three months. The election can be to transfer each month:
..  A specific amount, until the cash value in the BlackRock Money Market investment division is exhausted.
..  A specific amount for a specific number of months.
.. Amounts in equal installments until the total amount you have requested has been transferred.

These transfer privileges allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss in declining markets. Because the Allocator involves continuous investment in securities regardless of the price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.

TRANSFERS BY TELEPHONE: Subject to our frequent transfer procedures, we may, if permitted by state law, decide in the future to allow you to make transfer requests, changes to Systematic Investment Strategies and changes to allocations of future net premium by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures would apply:
.. We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.
.. We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data. Any telephone instructions that we reasonably believe to be genuine are your responsibility, including losses arising from such instructions. Because telephone transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
..  All telephone calls will be recorded.
..  You will receive a written confirmation of any transaction.
.. Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your sales representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.

SURRENDER AND WITHDRAWAL PRIVILEGES
[SIDEBAR: YOU CAN SURRENDER YOUR POLICY FOR ITS CASH SURRENDER VALUE.]

We may ask you to return the Policy before we honor your request to surrender your Policy. You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.

You can make partial withdrawals if:
..  the withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions;
..  the withdrawal is at least $250;
.. the withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Internal Revenue Code rules; and
.. the withdrawal would not result in your specified face amount falling below the minimum allowable amount after a decrease, as described under "Insurance Proceeds--Specified Amount--Changing Your Specified Face Amount," above.

If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Policy. We will deduct your withdrawal from the Fixed Account and the investment divisions in the same proportion that the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Before surrendering your Policy or requesting a partial withdrawal, you should consider the following:
.. Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")
..  Your Policy could become a modified endowment contract.
..  For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.
..  For partial withdrawals, your specified face amount may also decrease. For
   Option A Policies, your specified face amount will decrease by the amount of the withdrawal. For Option B Policies, a withdrawal will not decrease the specified face amount. For Option C Policies, your specified face amount will decrease by the amount, if any, by which cumulative withdrawals exceed cumulative premiums paid.

In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.

BENEFIT AT FINAL DATE

The Final Date is the Policy anniversary on which the insured is Age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the insured is living on the Final Date, we will pay you the cash surrender value of the Policy. You can receive the cash surrender value in a single sum, in an account that earns interest, or under an available income plan.

LOAN PRIVILEGES

[SIDEBAR: YOU CAN BORROW FROM US AND USE YOUR POLICY AS SECURITY FOR THE LOAN.] The amount of each loan must be:
..  At least $250.
.. No more than the greater of the cash surrender value less two monthly deductions and 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Policy) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:
.. Remove an amount equal to the loan from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.
.. Transfer such cash value to the Policy loan account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Policy loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Policy Loan Account will be 2.5% per year (4% for Policies issued prior to February 24, 2012). At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed
   Account and the investment divisions, according to the way that we then allocate your net premiums.
.. Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. The interest rate charged for a Policy year will never be more than the maximum allowed by law and will generally be the greater of:
..  The published monthly average for the calendar month ending two months before the start of such year; and
.. The guaranteed rate used to credit interest to the cash value allocated to the Fixed Account for the Policy, plus no more than 1%.

The published monthly average means (a) Moody's Corporate Bond Yield Average Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor service; or (b) If the Moody's average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which your Policy is delivered.

Your interest payments are due at the end of each Policy year and if you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan, which will be taken from the Fixed Account and the investment divisions by the same method as other loans.

Repaying your loans (plus accrued interest) is done by sending in payments at least equal to $25. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated, except that amounts borrowed from the Fixed Account will be repaid to the Fixed Account first.

Before taking a Policy loan you should consider the following:
.. Interest payments on loans are generally not deductible for tax purposes. .. Under certain situations, Policy loans could be considered taxable distributions.
.. Amounts held in your Policy loan account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.

..  If you surrender your Policy or if we terminate your Policy, or at the Final
   Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
.. A Policy loan increases the chances of our terminating your Policy due to insufficient cash value. We will terminate your Policy with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.
.. Your Policy's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).

OPTIONAL RIDER BENEFITS

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:

             .  Accelerated Death       .  Term Insurance
                Benefit/1/                 Benefit/2/
             -----------------------------------------------------
             .  Interim Term Insurance  .  Enhanced Cash
                Benefit                    Surrender Value
                                           Rider/3/
             -----------------------------------------------------
--------
/1/ Payment under this rider may affect eligibility for benefits under state or federal law. This rider is currently not available in New Jersey.

/2/ This rider is discussed in more detail under "Term Benefit" below.

/3/ This rider may be attached at issue if you request it, but not thereafter.

Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. These riders may not be available in all states.

You should also consider:
..  That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.
.. That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.
.. That there are tax consequences. You should also consult with your tax advisor before purchasing one of the riders.

TERM BENEFIT

You have the flexibility to include, at Policy issue, a rider that provides a term benefit ("Term Rider"). The availability of the Term Rider is also subject to governmental approval in your state.

The Term Rider is a rider to the Policy that, like the base Policy, provides coverage on the insured to age 95. You may purchase this rider, if available, only at Policy issue. Nevertheless, if you purchase the Term Rider, the amount of coverage under the rider will automatically increase and decrease with any changes to your specified face amount under the Policy, so that the ratio between the Policy's specified face amount and the amount of Term Rider coverage will always remain the same as you originally selected.

In almost all respects, coverage taken under the Term Rider has exactly the same effect as coverage taken as specified face amount under the Policy. An important difference, however, is that the sales charge depends on the amount of the coverage provided under the base policy. The amount of Term Rider will impact the sales charge. Thus, in comparing two Policies with identical total insurance amounts, the one with the greater portion provided by the Term Rider will have a lower sales charge. Conversely, the Policy with the higher amount provided under the base policy will have a higher sales charge.

Additionally, the cost of term insurance rates currently applicable to coverage provided under the Term Rider are lower than those currently charged for coverage under the base policy. Therefore, the larger the portion of coverage provided under the Term Rider, the lower the overall cost of insurance. Again comparing two Policies with identical total insurance amounts, the cost of insurance will be lower under the Policy with the higher portion of coverage provided under the Term Rider.

To summarize, the lower sales charge and lower anticipated current cost of term insurance rates resulting from a greater portion of total coverage provided by the Term Rider will result in better overall performance under the Policy. You may elect to have up to 95% of your total coverage provided by the Term Rider. We are able to make these favorable terms available under the Term Rider largely because our costs of selling it (principally the commissions we pay) are lower than under the base policy. See "Sales of Policies".

CHARGES AND DEDUCTIONS

IMPORTANT INFORMATION APPLICABLE TO ALL POLICY CHARGES AND DEDUCTIONS [SIDEBAR: CAREFULLY REVIEW THE FEE TABLES IN THIS PROSPECTUS WHICH SET FORTH THE CHARGES THAT YOU PAY UNDER YOUR POLICY.]

The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 9 to 21 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.

The Policy charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.

Services and benefits we    .  the death benefit, cash, and loan benefits under
  provide:                     the Policy
                            .  investment options, including premium allocations
                            .  administration of elective options
                            .  the distribution of reports to Policy owners

Costs and expenses we incur:.  costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)

                            . overhead and other expenses for providing services and benefits
                            .  sales and marketing expenses
                            .  other costs of doing business, such as
                               collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:            .  that the cost of term insurance charges we may
                               deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
                            .  that the charges of providing the services and
                               benefits under the Policies exceed the charges we deduct

We may profit from the charges, including the cost of term insurance charge and the mortality and expense risk charge. Any distinctions we make about the specific purposes of the different charges are imprecise, and we are free to keep and use our revenues or profits for any other purpose, including paying any of our costs and expenses in connection with the Policies. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. The following sets forth additional information about Policy charges.

CHARGES DEDUCTED FROM PREMIUMS

ANNUAL TARGET PREMIUM: We use the concept of annual target premium to determine certain limits on sales and administrative charges (discussed immediately below). We define the annual target premium to be:

   For Policies issued prior to May 1, 1996 or issued in connection with certain employer sponsored plans that became effective prior to August 1, 2000, 50% of the estimated annual amount which satisfied the 7-Pay test under federal tax law based on the issue age of the insured and the initial specified face amount. (See "Federal Tax Matters--Modified Endowment Contracts".)

   For all other Policies, 100% of the estimated annual amount that satisfied the 7-Pay test based on the issue age of the insured, the specified face amount of insurance of the base Policy only (excluding the Term Rider) and standard underwriting class. For such Policies, the annual target premium amount is increased and decreased proportionately for increases and decreases in the specified face amount of the Policy. This could, in turn, increase or decrease sales and administrative charges.

SALES CHARGE: We deduct this charge primarily to help pay the cost of compensating sales representatives and other direct and indirect expenses of distributing the Policies. The charge is assessed directly against each premium. For premiums received in Policy years 1 through 10, the current rate is up to 6.5% of the premium paid until the total payments in each such year equal the annual target premium, and for Policy years 11 and later the rate we charge is up to 3% of each premium until the total payments in the year equal the annual target premium. No sales charge is or will be assessed against any premiums paid in any Policy year in excess of a total equal to the annual target premium. The maximum rate we can charge for premiums received up to a total equal to the annual target premium during Policy years 1 through 10 is 9%, and the maximum for Policy years 11 and later is the same as currently charged in those years.

ADMINISTRATIVE CHARGE: We incur expenses in the administration of the Policy, including our underwriting and start-up expenses. We deduct up to 1.05% (currently, this deduction is .55% in Policy years 1-10) of each premium payment primarily to cover this expense up to a total of payments in any Policy year equal to the annual target premium, and .05% on any excess payments in any Policy year exceeding that total amount. Our charge will never exceed this rate.

CHARGE FOR AVERAGE EXPECTED STATE AND LOCAL TAXES ATTRIBUTABLE TO PREMIUMS: We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge of 2.25% approximates the average tax rate we expect to pay on premiums we receive from all states.

CHARGE FOR EXPECTED FEDERAL TAXES ATTRIBUTABLE TO PREMIUMS: Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 1.2% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.

CHARGE FOR INTERIM TERM INSURANCE BENEFIT: This charge is deducted only from your initial premium payment, and only if you elect the interim term insurance benefit. The interim term insurance benefit provides temporary initial life insurance coverage on the insured prior to the time that coverage under the Policy takes effect. This coverage is provided by adding a "rider" and is subject to several conditions and limitations. The charge for this benefit is described in the rider form. This charge is primarily to compensate us for the risk that the insured will die while coverage under this rider is in force.

LOAN INTEREST SPREAD: We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The charge is guaranteed to never exceed 2%.

CHARGES INCLUDED IN THE MONTHLY DEDUCTION

We allocate the monthly deduction (except for the monthly mortality and expense risk charge) among the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions. We deduct the monthly deductions as of each monthly anniversary, commencing with the Date of Policy.

..  COST OF TERM INSURANCE.  This charge varies monthly based on many factors.
   Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount. This is the amount that we are at risk if the insured dies.

  The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return during the month; minus the cash value at the beginning of the Policy month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit option you choose (generally, the term insurance amount will be higher for Options B and C).

  The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law and applicable under your Policy), age, underwriting class and rate class. The rates will never exceed the guaranteed rates. The guaranteed rates are based on certain 2001 Commissioners Standard Ordinary Mortality Tables. For Policies issued prior to January 1, 2009, the guaranteed rates are based on the corresponding 1980 Commissioners Standard Ordinary Mortality Tables. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

  Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher (and may be divided by smoking status). The insured's rate class will affect your cost of term insurance.

  You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

.. MORTALITY AND EXPENSE RISK CHARGE. We make this monthly charge primarily to compensate us for mortality risks that insureds may live for a shorter period than we expect; and expense risks that our issuing and administrative expenses may be higher than we expect. This monthly charge is allocated proportionately to the cash value in each investment division of the Separate Account. The maximum rate we may charge is equivalent to an effective annual rate of .90% of the cash value in the Separate Account.

CHARGES FOR CERTAIN OPTIONAL RIDER BENEFITS

The charge for an optional benefit that you add by rider to your Policy will generally be deducted as part of the monthly deduction. This includes the charge for the following rider:
..  Term Benefit

The purpose of the charge for each rider is primarily to compensate us for our direct and indirect costs and risks in providing that rider. The charge we deduct for any such additional benefits you can add by rider is described in the rider form.

VARIATIONS IN CHARGES

We may vary a charge by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. We consider a variety of factors in determining charges, including but not limited to:
..  The nature of the group and its organizational framework
..  The method by which sales will be made to the individuals associated with the group
..  The facility by which premiums will be paid
..  The group's capabilities with respect to administrative tasks
..  Our anticipated persistency of the Policies
..  The size of the group and the number or years it has been in existence
.. The aggregate amount of premiums we expect to be paid on the Policies owned by the group or by individuals associated with the group

Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner.

PORTFOLIO COMPANY CHARGES

Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.

OTHER CHARGES

ADDITIONAL TAXES. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

CASH VALUE TRANSFERS. We do not currently charge for any transfer amounts. Except for transfers under Systematic Investment Strategies, we reserve the right to assess up to a $25 charge in the future against all transfers. Currently, transfers are not taxable transactions.

POLICY TERMINATION AND REINSTATEMENT

TERMINATION:  We will terminate your Policy without any cash surrender value if:
.. The cash surrender value is less than the monthly deduction; and .. We do not receive a sufficient premium payment within the 61-day grace period to cover the monthly deduction. We will mail you notice if any grace period starts.

REINSTATEMENT: Upon your request, we will reinstate your Policy (without reinstating any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period required by state law) after the end of the grace period and before the Final Date. You also must provide us:
.. A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).

..  Evidence of insurability that we find satisfactory.
..  An additional premium amount that the Policy prescribes for this purpose.

FEDERAL TAX MATTERS

[SIDEBAR: YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR TO FIND OUT HOW TAXES CAN AFFECT YOUR BENEFITS AND RIGHTS UNDER YOUR POLICY.]

The following is a brief summary of some tax rules that may apply to your Policy. Such discussion does not purport to be complete or to cover every situation. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Policy is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life policies is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policy owner should seek tax advice based on the Policy owner's particular circumstances from an independent tax adviser.

INSURANCE PROCEEDS
..  Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code.
.. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
.. The death proceeds may be subject to federal estate tax: (i) if paid to the insured's estate or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.
.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
.. Whether or not any federal estate tax is due is based on a number of factors including the estate size. Please consult your tax adviser for the applicable estate tax rates.
.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy issued on a standard risk basis to be treated as life insurance under Section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)
.. You are generally not taxed on your cash value until you withdraw it or surrender your Policy or receive a distribution (such as on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Policy years, when a distribution may be subject to tax on an income-out-first basis if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid). Finally, if your Policy is part of an equity split dollar arrangement taxed under the economic benefit regime, you should consult a tax adviser to see whether any portion of the cash value will be taxed prior to any Policy distribution.

LOANS
.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.
.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.
..  If your Policy terminates (upon surrender, cancellation, lapse, the Final
   Date or, in most cases, exchanges) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed your remaining basis in the Policy. In the case of an exchange, any outstanding Policy loan will generally be taxed to the extent of any Policy gain. Please be advised that amounts borrowed and withdrawn reduce the Policy's cash value and any remaining Policy cash value may be insufficient to pay the income tax on your gains.

MODIFIED ENDOWMENT CONTRACTS
These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract the following applies:
.. The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.
.. An additional 10% income tax generally applies to the taxable portion of the amounts received before age 591/2 except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments made over life expectancy. The foregoing exceptions to the 10% MEC additional tax generally does not apply to a corporate owned Policy.
.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION
In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL
In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES
The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING
To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a Policy purchase.

BUSINESS USES OF POLICY
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy in connection with a split dollar life insurance arrangement should consult legal counsel.

Split dollar insurance plans that provide deferred compensation may be subject to rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.

In the case of a business-owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above.

CHANGES TO TAX RULES AND INTERPRETATIONS
Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
..  Possible taxation of cash value transfers between investment funds.
..  Possible taxation as if you were the owner of your allocable portion of the
   Separate Account's assets.
..  Possible limits on the number of investment funds available or the frequency of transfers among them.
..  Possible changes in the tax treatment of Policy benefits and rights.

To the extent permitted under the federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions.

THE COMPANY'S INCOME TAXES
Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Policy owners since we are the owner of the assets from which the tax benefits are derived.

RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
..  Operating the Separate Account in any other form that is permitted by applicable law.
..  Changes to obtain or continue exemptions from the 1940 Act.
.. Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
..  Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
..  Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.
.. Making any necessary technical changes to the Policy to conform it to the changes we have made.

Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

OTHER POLICY PROVISIONS

[SIDEBAR: CAREFULLY REVIEW YOUR POLICY, WHICH CONTAINS A FULL DISCUSSION OF ALL ITS PROVISIONS.]

FREE LOOK PERIOD
You can return the Policy during this period. The period ends on the later of:
..  10 days after you receive the Policy (unless state law requires a longer period); and
..  the date we receive a receipt signed by you.

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.

FOR POLICIES ISSUED IN CALIFORNIA: If you are age 60 or older, you may cancel the Policy within 30 days after you receive it. If you elected on the Policy application to allocate 100% of your initial net premium to the BlackRock Money Market investment division, we will refund the premiums you paid; if you elected to allocate your initial net premium to the other investment divisions and/or the Fixed Account, we will refund the Policy's cash value.

SUICIDE
If the insured commits suicide within the first two Policy years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.

ASSIGNMENT AND CHANGE IN OWNERSHIP
You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

REPORTS
Generally, you will promptly receive statements confirming your significant transactions such as:
..  Change in specified face amount.
..  Change in death benefit option.
..  Transfers among investment divisions (including those through Systematic
   Investment Strategies, which are confirmed quarterly).
..  Partial withdrawals.
..  Loan amounts you request.
..  Loan repayments and premium payments.

If your premium payments are made through a systematic payment method, we will not send you any confirmation in addition to the one you receive from your employer.

We will also send you an annual statement within 30 days after a Policy year. That statement will summarize the year's transactions and include information on:
..  Deductions and charges.
..  Status of the death benefit.
..  Cash and cash surrender values.
..  Amounts in the investment divisions and Fixed Account.
..  Status of Policy loans.
..  Automatic loans to pay interest.
..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

WHEN YOUR REQUESTS BECOME EFFECTIVE
Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)

A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.

Valuation Date is each day on which the New York Stock Exchange is open for trading.

Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).

The end of the free look period is the effective time of the premium allocation instructions you make in your Policy application (and any changes in allocation or transfer requests you make on or before the end of the free look period). Your Investment Start Date is the date the first net premium is applied to the Fixed Account and/or the Separate Account and is the later of (1) the Date of Policy and (2) the Date of Receipt of your first premium payment.

The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.

THIRD PARTY REQUESTS
Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.

EXCHANGE PRIVILEGE
If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Policy cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.

SALES OF POLICIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "'34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Policies are sold through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate, or with our other affiliated broker-dealers, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. MSI and our other affiliated broker-dealers are registered with the SEC as broker-dealers under the '34 Act and are also members of FINRA. The Policies may also be sold through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.

We reimburse MLIDC for expenses MLIDC incurs in distributing the Policies, e.g., commissions payable to broker-dealers who sell the Policies, including our affiliated broker-dealers. The payments described below do not result in a charge against the Policy in addition to the charges already described elsewhere in this prospectus. We may require all or part of the compensation to be returned to us if you do not continue the Policy for at least five years.

MetLife sales representatives are sales representatives registered through MSI. MetLife sales representatives may be career sales representatives who are employees of MetLife or brokers who are not employees of MetLife. A MetLife sales representative, or a sales representative of our affiliate New England Securities Corporation ("NES"), receives cash payments for the products the representative sells and services based on a "gross dealer concession" model. The gross dealer concession for the Policies varies based on the Policy year and on whether the amount of premiums paid in a Policy year is greater or less than the Policy's Target Premium. The Target Premium is shown in your Policy. In the first Policy year, the gross dealer concession is 28% of premiums paid up to the amount of the Target Premium, and 2.5% of premiums paid in excess of the Target Premium; in Policy years 2 through 4, the gross dealer concession is 8.25% of premiums paid up to the amount of the Target Premium and 2.5% of any excess; in Policy year 5 and later, the gross dealer concession is 2.5% of all premiums paid; and in Policy year 8 and thereafter a gross dealer concession of 0.1% is paid on the Policy's cash value. Under alternative schedules that are available, the gross dealer concession in the first Policy year ranges from 10% to 21% premiums paid up to the Target Premium and 2% of any excess; in Policy years 2 through 10, it ranges from 8.5% to 10% of premiums paid up to the Target Premium and 1.5% of any excess; in Policy years 11 and later, it is 3% of premiums paid up to the Target Premium and 1.5% of any excess; and in Policy years 8 and thereafter, a gross dealer concession ranging from 0.1% to 0.15% is paid on the Policy's cash value. A sales representative may be entitled to all or a portion of the gross dealer concession for selling and servicing the Policy based on a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. Proprietary products are products issued by us and our affiliates. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession to which a sales representative is entitled, sales representatives have an incentive to favor the sale of the Policies over other similar products issued by non-affiliates.

For Policies sold by representatives of other affiliated and unaffiliated broker dealers, MLIDC pays commissions to the broker-dealer with which the representative is registered. The commissions paid to the broker-dealer are generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid with respect to sales made through our sales representatives. (Total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems though which the Policy is sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policies. The portion of the commissions that the broker-dealer passes through to its sales representatives is determined in accordance with the broker-dealer's internal compensation program.

MetLife sales representatives and their managers (and the sales representatives and managers of our affiliates) may also be eligible for cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. The amount of this additional cash compensation is based primarily on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain their employment status with us and in order to be eligible for most of the cash compensation listed above. Managers may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the manager supervises. Receipt of this additional cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

MetLife sales representatives and their managers (and the sales representatives and managers of our affiliates) are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

MLIDC also enters into selling agreements with other unaffiliated broker-dealers for the sale of the Policies and other variable insurance products, i.e., annuity contracts and life insurance policies, that we and our affiliates issue. MLIDC may pay additional compensation to certain of these broker-dealers, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain broker-dealers, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance products (including the Policies) and may also depend on meeting thresholds in the sale of certain of our insurance products (other than the Policies). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to broker-dealers in connection with the addition of these variable products to the broker-dealer's line of investment products, including expenses relating to establishing the data communications systems necessary for the broker-dealer to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in broker-dealers' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for broker-dealers' sales representatives.

The additional types of compensation discussed above are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. We and MLIDC may enter into similar arrangements with our affiliates MSI, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. The prospect of receiving, or the receipt of, additional compensation as described above may provide broker-dealers or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Policy.

We retain consultants who provide technical training and sales support to MetLife and our other affiliated sales representatives with respect to certain business planning strategies that may involve the sale of life insurance. We pay these consultants fees that are not conditioned on the sale of any insurance products. These consultants may also provide services directly to our clients for a fee.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds International Fund, the American Funds High-Income Bond Fund and the American Funds U.S. Government/AAA Rated Securities Fund for the services it provides in marketing the Portfolios' shares in connection with the Policies.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Policies.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/ or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL (the "Separate Account") included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and financial highlights and includes an explanatory paragraph referring to changes in the Separate Account's method of accounting for certain mortality and expense risk charges assessed through a redemption of units). Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account are attached to this Prospectus. You can find the financial statements of MetLife in the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                                  APPENDIX A

                  ADDITIONAL INFORMATION REGARDING THE FUNDS

Certain Portfolios were subject to a name change or merger. The chart below identifies the former name and new name of these Portfolios, and where applicable, the former name and new name of the Fund of which the Portfolio is a part.

PORTFOLIO NAME CHANGES

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
   AIM VARIABLE INSURANCE FUNDS           AIM VARIABLE INSURANCE FUNDS
    (INVESCO VARIABLE INSURANCE FUNDS)     (INVESCO VARIABLE INSURANCE FUNDS)
    Invesco Van Kampen V.I. Comstock       Invesco V.I. Comstock Fund
      Fund

   MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
    Dreman Small Cap Value Portfolio       JPMorgan Small Cap Value Portfolio
    Lazard Mid Cap Portfolio               MLA Mid Cap Portfolio
    Legg Mason ClearBridge Aggressive      ClearBridge Aggressive Growth
      Growth Portfolio                       Portfolio

   METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
    Barclays Capital Aggregate Bond        Barclays Aggregate Bond Index
      Index Portfolio                        Portfolio
    BlackRock Aggressive Growth            Frontier Mid Cap Growth Portfolio
      Portfolio
    BlackRock Legacy Large Cap Growth      BlackRock Capital Appreciation
      Portfolio                              Portfolio

   OPPENHEIMER VARIABLE ACCOUNT FUNDS     OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Oppenheimer Main Street Small- &       Oppenheimer Main Street Small Cap
      Mid-Cap Fund(R)/VA                     Fund(R)/VA

PORTFOLIO MERGERS

         FORMER PORTFOLIO/FUND                    NEW PORTFOLIO/FUND
 --------------------------------------  -------------------------------------
   MET INVESTORS SERIES TRUST              METROPOLITAN SERIES FUND
    MLA Mid Cap Portfolio                   Neuberger Berman Genesis Portfolio

   METROPOLITAN SERIES FUND                METROPOLITAN SERIES FUND
    FI Value Leaders Portfolio              MFS(R) Value Portfolio

   METROPOLITAN SERIES FUND                MET INVESTORS SERIES TRUST
    Oppenheimer Global Equity Portfolio     Oppenheimer Global Equity
                                              Portfolio (formerly
                                              Met/Templeton Growth Portfolio)

In order to help you understand how the Policy's values would vary over time under different sets of assumptions, we will provide you with personalized illustrations of death benefits, cash surrender values and cash values upon request. These will be based on the age and insurance risk characteristics of the person insured under the Policy and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time without charge. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-908-253-1400 or contacting us through our website at www.metlife.com/sbr.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.



811-06025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A. as of December 31, 2012, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 9 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2012, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 5 to the financial statements, the Investment Divisions constituting the Separate Account of the Company elected to change their accounting method for certain mortality and expense risk charges which are assessed through the redemption of units, and have applied this change retrospectively to all periods presented.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                            ALLIANCEBERNSTEIN
                                                 GLOBAL          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN        AMERICAN
                                             THEMATIC GROWTH     INTERMEDIATE BOND   INTERNATIONAL VALUE   CENTURY VP VISTA
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $           61,855   $          103,300   $              156   $            4,105
   Due from Metropolitan Life
     Insurance Company..................                    1                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               61,856              103,300                  156                4,105
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $           61,856   $          103,300   $              156   $            4,105
                                           ===================  ===================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                  AMERICAN FUNDS
                                             AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS
                                                  BOND            CAPITALIZATION           GROWTH            GROWTH-INCOME
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        5,420,310   $       59,237,807   $      130,921,222   $       79,614,718
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................           5,420,310           59,237,807          130,921,222           79,614,718
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    1                   --                    1
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                  --                    1                   --                    1
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $        5,420,310   $       59,237,806   $      130,921,222   $       79,614,717
                                           ===================  ===================  ===================  ===================

                                                                                     AMERICAN FUNDS U.S.
                                             AMERICAN FUNDS       AMERICAN FUNDS       GOVERNMENT/AAA-        DREYFUS VIF
                                            HIGH-INCOME BOND       INTERNATIONAL      RATED SECURITIES    INTERNATIONAL VALUE
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $           57,231   $          552,054   $           45,192   $           205,134
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                    --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................              57,231              552,054               45,192               205,134
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    1                   --                     1
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                  --                    1                   --                     1
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $           57,231   $          552,053   $           45,192   $           205,133
                                           ===================  ===================  ===================  ===================


                                            FIDELITY VIP ASSET      FIDELITY VIP
                                              MANAGER: GROWTH        CONTRAFUND
                                            INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............  $         1,966,232   $        2,343,024
   Due from Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Assets......................            1,966,232            2,343,024
                                           --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   --                    2
                                           --------------------  -------------------
       Total Liabilities.................                   --                    2
                                           --------------------  -------------------

NET ASSETS...............................  $         1,966,232   $        2,343,022
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              FIDELITY VIP        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME       FREEDOM 2010         FREEDOM 2020         FREEDOM 2030
                                           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           62,291   $           39,638   $          764,725   $           42,834
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Assets.....................              62,291               39,638              764,725               42,834
                                          -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --                    1                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                   --                    1                   --
                                          -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $           62,291   $           39,638   $          764,724   $           42,834
                                          ==================== ===================  ===================  ===================

                                                                                       FIDELITY VIP
                                             FIDELITY VIP         FIDELITY VIP          INVESTMENT
                                             FREEDOM 2050          HIGH INCOME          GRADE BOND      FIDELITY VIP  MID CAP
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  ------------------- ---------------------
ASSETS:
   Investments at fair value............  $           17,855   $          165,146   $        2,285,792   $          748,919
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------
       Total Assets.....................              17,855              165,146            2,285,792              748,919
                                          -------------------  -------------------  ------------------- ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  56                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------
       Total Liabilities................                  56                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------

NET ASSETS..............................  $           17,799   $          165,146   $        2,285,792   $          748,919
                                          ===================  ===================  =================== =====================

                                                 FTVIPT
                                              MUTUAL GLOBAL     FTVIPT TEMPLETON
                                          DISCOVERY SECURITIES FOREIGN SECURITIES
                                           INVESTMENT DIVISION INVESTMENT DIVISION
                                          -------------------- -------------------
ASSETS:
   Investments at fair value............   $          803,177  $        3,962,470
   Due from Metropolitan Life
     Insurance Company..................                   --                  --
                                          -------------------- -------------------
       Total Assets.....................              803,177           3,962,470
                                          -------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                  --
                                          -------------------- -------------------
       Total Liabilities................                    1                  --
                                          -------------------- -------------------

NET ASSETS..............................   $          803,176  $        3,962,470
                                          ==================== ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                FTVIPT                                GOLDMAN SACHS
                                           TEMPLETON GLOBAL      GOLDMAN SACHS         STRUCTURED          INVESCO V.I.
                                            BOND SECURITIES      MID-CAP VALUE      SMALL CAP EQUITY    GLOBAL REAL ESTATE
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          442,101  $          258,154   $           26,317   $       2,614,724
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                  12
                                          ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             442,101             258,154               26,317           2,614,736
                                          ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                  --                   --                  --
                                          ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                  --                   --                  --
                                          ------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          442,101  $          258,154   $           26,317   $       2,614,736
                                          =================== ===================  ===================  ===================

                                             INVESCO V.I.                             INVESCO V.I.
                                              GOVERNMENT          INVESCO V.I.         VAN KAMPEN           JANUS ASPEN
                                              SECURITIES      INTERNATIONAL GROWTH      COMSTOCK             BALANCED
                                          INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------- -------------------  -------------------
ASSETS:
   Investments at fair value............  $              311    $       6,506,156  $          237,306   $        1,100,550
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                  --                   --
                                          ------------------- -------------------- -------------------  -------------------
       Total Assets.....................                 311            6,506,156             237,306            1,100,550
                                          ------------------- -------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                    4                  --                    1
                                          ------------------- -------------------- -------------------  -------------------
       Total Liabilities................                  --                    4                  --                    1
                                          ------------------- -------------------- -------------------  -------------------

NET ASSETS..............................  $              311    $       6,506,152  $          237,306   $        1,100,549
                                          =================== ==================== ===================  ===================



                                           JANUS ASPEN FORTY    JANUS ASPEN JANUS
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $          887,851   $          971,678
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................             887,851              971,678
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   4                    1
                                          -------------------  -------------------
       Total Liabilities................                   4                    1
                                          -------------------  -------------------

NET ASSETS..............................  $          887,847   $          971,677
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012




                                                                    MFS VIT              MFS VIT              MFS VIT
                                         JANUS ASPEN OVERSEAS    GLOBAL EQUITY         HIGH INCOME         NEW DISCOVERY
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          441,943  $          135,428   $          161,268   $         171,983
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                  --
                                         -------------------- -------------------  -------------------  -------------------
       Total Assets.....................             441,943             135,428              161,268             171,983
                                         -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                  --                    1                  --
                                         -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                   1                  --                    1                  --
                                         -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          441,942  $          135,428   $          161,267   $         171,983
                                         ==================== ===================  ===================  ===================

                                                                    MIST
                                                              ALLIANCEBERNSTEIN          MIST                 MIST
                                               MFS VIT         GLOBAL DYNAMIC       AMERICAN FUNDS       AMERICAN FUNDS
                                                VALUE            ALLOCATION       BALANCED ALLOCATION   GROWTH ALLOCATION
                                         INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                         ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............ $           17,162  $            7,098   $          631,423   $         926,978
   Due from Metropolitan Life
     Insurance Company..................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             17,162               7,098              631,423             926,978
                                         ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------

NET ASSETS.............................. $           17,162  $            7,098   $          631,423   $         926,978
                                         =================== ===================  ===================  ===================


                                                MIST                 MIST
                                           AMERICAN FUNDS         AQR GLOBAL
                                         MODERATE ALLOCATION     RISK BALANCED
                                         INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------  -------------------
ASSETS:
   Investments at fair value............ $          587,686   $           24,784
   Due from Metropolitan Life
     Insurance Company..................                 --                   --
                                         -------------------  -------------------
       Total Assets.....................            587,686               24,784
                                         -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                 --                   --
                                         -------------------  -------------------
       Total Liabilities................                 --                   --
                                         -------------------  -------------------

NET ASSETS.............................. $          587,686   $           24,784
                                         ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL      MIST BLACKROCK        MIST CLARION          MIST DREMAN
                                               STRATEGIES         LARGE CAP CORE     GLOBAL REAL ESTATE     SMALL CAP VALUE
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------- -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............  $            39,078  $       307,558,831  $        26,083,320  $            38,553
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------- -------------------- -------------------- --------------------
       Total Assets.....................               39,078          307,558,831           26,083,320               38,553
                                          -------------------- -------------------- -------------------- --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                    6                    2                   --
                                          -------------------- -------------------- -------------------- --------------------
       Total Liabilities................                   --                    6                    2                   --
                                          -------------------- -------------------- -------------------- --------------------

NET ASSETS..............................  $            39,078  $       307,558,825  $        26,083,318  $            38,553
                                          ==================== ==================== ==================== ====================

                                                 MIST             MIST INVESCO
                                            HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO
                                             INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH     MIST JANUS FORTY
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       33,602,696   $            7,513   $        4,616,669   $       15,566,776
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          33,602,696                7,513            4,616,669           15,566,776
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   1                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       33,602,695   $            7,513   $        4,616,668   $       15,566,776
                                          ===================  ===================  ===================  ===================

                                             MIST JPMORGAN          MIST LEGG
                                             GLOBAL ACTIVE      MASON CLEARBRIDGE
                                              ALLOCATION        AGGRESSIVE GROWTH
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           18,883   $       14,226,385
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................              18,883           14,226,385
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Liabilities................                  --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           18,883   $       14,226,385
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           MIST LORD ABBETT     MIST LORD ABBETT     MIST MET/FRANKLIN   MIST MET/FRANKLIN
                                            BOND DEBENTURE        MID CAP VALUE           INCOME           MUTUAL SHARES
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                          -------------------  -------------------  ------------------- -------------------
ASSETS:
   Investments at fair value............  $       28,515,095   $       74,894,972   $          340,094  $          118,548
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                  --
                                          -------------------  -------------------  ------------------- -------------------
       Total Assets.....................          28,515,095           74,894,972              340,094             118,548
                                          -------------------  -------------------  ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                2,052                   --                  --
                                          -------------------  -------------------  ------------------- -------------------
       Total Liabilities................                  --                2,052                   --                  --
                                          -------------------  -------------------  ------------------- -------------------

NET ASSETS..............................  $       28,515,095   $       74,892,920   $          340,094  $          118,548
                                          ===================  ===================  =================== ===================

                                           MIST MET/FRANKLIN
                                          TEMPLETON FOUNDING  MIST MET/TEMPLETON   MIST MET/TEMPLETON      MIST METLIFE
                                               STRATEGY             GROWTH         INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          320,390   $          67,807   $            2,605   $       15,142,597
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                   --
                                          ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             320,390              67,807                2,605           15,142,597
                                          ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                  --                   --                    1
                                          ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                  --                   --                    1
                                          ------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          320,390   $          67,807   $            2,605   $       15,142,596
                                          =================== ===================  ===================  ===================


                                             MIST METLIFE       MIST MFS EMERGING
                                             BALANCED PLUS       MARKETS EQUITY
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           45,933   $           88,957
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................              45,933               88,957
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Liabilities................                  --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           45,933   $           88,957
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                             MIST                 MIST
                                            MIST MFS RESEARCH                           MORGAN STANLEY       PIMCO INFLATION
                                              INTERNATIONAL      MIST MLA MID CAP       MID CAP GROWTH       PROTECTED BOND
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value.............  $       15,720,816   $         5,197,740  $       186,491,113   $       13,671,560
   Due from Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------  --------------------  -------------------
       Total Assets......................          15,720,816             5,197,740          186,491,113           13,671,560
                                           -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   3                     1                    2                   --
                                           -------------------  -------------------  --------------------  -------------------
       Total Liabilities.................                   3                     1                    2                   --
                                           -------------------  -------------------  --------------------  -------------------

NET ASSETS...............................  $       15,720,813   $         5,197,739  $       186,491,111   $       13,671,560
                                           ===================  ===================  ====================  ===================


                                                MIST PIMCO                                 MIST RCM          MIST SCHRODERS
                                               TOTAL RETURN       MIST PIONEER FUND       TECHNOLOGY       GLOBAL MULTI-ASSET
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        50,485,894   $          194,666   $       13,932,280   $             5,752
   Due from Metropolitan Life
     Insurance Company...................                   --                   --                   --                    --
                                           --------------------  -------------------  -------------------  -------------------
       Total Assets......................           50,485,894              194,666           13,932,280                 5,752
                                           --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                    1                    2                   --                    --
                                           --------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                    1                    2                   --                    --
                                           --------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $        50,485,893   $          194,664   $       13,932,280   $             5,752
                                           ====================  ===================  ===================  ===================


                                             MIST SSGA GROWTH         MIST SSGA
                                              AND INCOME ETF         GROWTH ETF
                                            INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............  $         6,167,640   $        4,244,488
   Due from Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Assets......................            6,167,640            4,244,488
                                           --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Liabilities.................                   --                   --
                                           --------------------  -------------------

NET ASSETS...............................  $         6,167,640   $        4,244,488
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                             LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $        1,320,516   $       21,145,655   $          881,725   $       40,399,667
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   12                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            1,320,516           21,145,655              881,737           40,399,667
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                   --                   --                    2
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   --                   --                    2
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $        1,320,515   $       21,145,655   $          881,737   $       40,399,665
                                           ===================  ===================  ===================  ===================


                                           MSF BARCLAYS CAPITAL    MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                           AGGREGATE BOND INDEX  AGGRESSIVE GROWTH        BOND INCOME          DIVERSIFIED
                                            INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------- -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............    $       116,415,572 $       190,699,487  $        85,513,328   $      266,981,790
   Due from Metropolitan Life
     Insurance Company..................                     --                  --                   --                   --
                                           -------------------- -------------------  --------------------  -------------------
       Total Assets.....................            116,415,572         190,699,487           85,513,328          266,981,790
                                           -------------------- -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                     15                  11                    3                    7
                                           -------------------- -------------------  --------------------  -------------------
       Total Liabilities................                     15                  11                    3                    7
                                           -------------------- -------------------  --------------------  -------------------

NET ASSETS..............................    $       116,415,557 $       190,699,476  $        85,513,325   $      266,981,783
                                           ==================== ===================  ====================  ===================

                                                                   MSF BLACKROCK
                                              MSF BLACKROCK      LEGACY LARGE CAP
                                             LARGE CAP VALUE          GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $       14,290,950   $       14,012,103
   Due from Metropolitan Life
     Insurance Company..................                   --                   --
                                           -------------------  -------------------
       Total Assets.....................           14,290,950           14,012,103
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                    4
                                           -------------------  -------------------
       Total Liabilities................                   --                    4
                                           -------------------  -------------------

NET ASSETS..............................   $       14,290,950   $       14,012,099
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MSF BLACKROCK          MSF DAVIS             MSF FI            MSF JENNISON
                                              MONEY MARKET         VENTURE VALUE        VALUE LEADERS           GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       23,274,455   $       58,219,353   $        6,748,157   $        17,774,610
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                     1
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................          23,274,455           58,219,353            6,748,157            17,774,611
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   1                    1                   --                    --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                   1                    1                   --                    --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $       23,274,454   $       58,219,352   $        6,748,157   $        17,774,611
                                           ===================  ===================  ===================  ===================

                                                                                                               MSF METLIFE
                                            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN       CONSERVATIVE
                                             SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE         ALLOCATION
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       18,836,597   $         8,095,037   $       50,145,783   $        5,385,935
   Due from Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------
       Total Assets......................          18,836,597             8,095,037           50,145,783            5,385,935
                                           -------------------  -------------------   -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------
       Total Liabilities.................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------

NET ASSETS...............................  $       18,836,597   $         8,095,037   $       50,145,783   $        5,385,935
                                           ===================  ===================   ===================  ===================

                                               MSF METLIFE
                                             CONSERVATIVE TO        MSF METLIFE
                                           MODERATE ALLOCATION  MID CAP STOCK INDEX
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        8,676,631   $       69,807,817
   Due from Metropolitan Life
     Insurance Company...................                  --                   --
                                           -------------------  -------------------
       Total Assets......................           8,676,631           69,807,817
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   1                   --
                                           -------------------  -------------------
       Total Liabilities.................                   1                   --
                                           -------------------  -------------------

NET ASSETS...............................  $        8,676,630   $       69,807,817
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                    MSF METLIFE
                                               MSF METLIFE          MODERATE TO          MSF METLIFE            MSF MFS
                                           MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX         TOTAL RETURN
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           ------------------- --------------------- -------------------  -------------------
ASSETS:
   Investments at fair value............   $       45,401,739   $       77,039,719   $      739,806,268   $        8,143,438
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                           ------------------- --------------------- -------------------  -------------------
       Total Assets.....................           45,401,739           77,039,719          739,806,268            8,143,438
                                           ------------------- --------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                   --                   37                    2
                                           ------------------- --------------------- -------------------  -------------------
       Total Liabilities................                    1                   --                   37                    2
                                           ------------------- --------------------- -------------------  -------------------

NET ASSETS..............................   $       45,401,738   $       77,039,719   $      739,806,231   $        8,143,436
                                           =================== ===================== ===================  ===================


                                                                     MSF MSCI           MSF NEUBERGER       MSF OPPENHEIMER
                                              MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS        GLOBAL EQUITY
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       57,891,428   $       68,221,823   $       82,409,607   $       41,848,254
   Due from Metropolitan Life
     Insurance Company..................                   --                   62                   --                   85
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           57,891,428           68,221,885           82,409,607           41,848,339
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    3                   --                    1                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    3                   --                    1                   --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       57,891,425   $       68,221,885   $       82,409,606   $       41,848,339
                                           ===================  ===================  ===================  ===================


                                            MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX          LARGE CAP GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $       55,930,593   $       49,402,477
   Due from Metropolitan Life
     Insurance Company..................                    7                   --
                                           -------------------  -------------------
       Total Assets.....................           55,930,600           49,402,477
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                   12
                                           -------------------  -------------------
       Total Liabilities................                   --                   12
                                           -------------------  -------------------

NET ASSETS..............................   $       55,930,600   $       49,402,465
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                      MSF WESTERN
                                                                  MSF VAN ECK      ASSET MANAGEMENT        MSF WESTERN
                                          MSF T. ROWE PRICE     GLOBAL NATURAL      STRATEGIC BOND      ASSET MANAGEMENT
                                          SMALL CAP GROWTH         RESOURCES         OPPORTUNITIES       U.S. GOVERNMENT
                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------  ------------------- -------------------  -------------------
ASSETS:
   Investments at fair value...........  $       93,411,022   $           53,423  $       25,456,036   $       16,622,548
   Due from Metropolitan Life
     Insurance Company.................                  --                   --                  --                   --
                                         -------------------  ------------------- -------------------  -------------------
       Total Assets....................          93,411,022               53,423          25,456,036           16,622,548
                                         -------------------  ------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  14                   --                   1                   --
                                         -------------------  ------------------- -------------------  -------------------
       Total Liabilities...............                  14                   --                   1                   --
                                         -------------------  ------------------- -------------------  -------------------

NET ASSETS.............................  $       93,411,008   $           53,423  $       25,456,035   $       16,622,548
                                         ===================  =================== ===================  ===================


                                                                  PIMCO VIT
                                              PIMCO VIT        LONG-TERM U.S.          PIMCO VIT          PIONEER VCT
                                              ALL ASSET          GOVERNMENT          LOW DURATION      EMERGING MARKETS
                                         INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                         ------------------- -------------------  ------------------- -------------------
ASSETS:
   Investments at fair value...........  $          131,919   $          30,103   $          986,718   $         673,074
   Due from Metropolitan Life
     Insurance Company.................                  --                   5                   --                   5
                                         ------------------- -------------------  ------------------- -------------------
       Total Assets....................             131,919              30,108              986,718             673,079
                                         ------------------- -------------------  ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  --                  --                1,204                  --
                                         ------------------- -------------------  ------------------- -------------------
       Total Liabilities...............                  --                  --                1,204                  --
                                         ------------------- -------------------  ------------------- -------------------

NET ASSETS.............................  $          131,919   $          30,108   $          985,514   $         673,079
                                         =================== ===================  =================== ===================



                                             PIONEER VCT
                                            MID CAP VALUE      ROYCE MICRO-CAP
                                         INVESTMENT DIVISION INVESTMENT DIVISION
                                         ------------------- -------------------
ASSETS:
   Investments at fair value...........  $          153,545   $         372,006
   Due from Metropolitan Life
     Insurance Company.................                  --                  --
                                         ------------------- -------------------
       Total Assets....................             153,545             372,006
                                         ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  --                  --
                                         ------------------- -------------------
       Total Liabilities...............                  --                  --
                                         ------------------- -------------------

NET ASSETS.............................  $          153,545   $         372,006
                                         =================== ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                  UIF EMERGING         UIF EMERGING        WELLS FARGO VT
                                            ROYCE SMALL-CAP       MARKETS DEBT        MARKETS EQUITY      TOTAL RETURN BOND
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          541,873   $        1,182,599   $        1,033,944   $          489,407
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................             541,873            1,182,599            1,033,944              489,407
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                    1                   --                  347
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   1                    1                   --                  347
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          541,872   $        1,182,598   $        1,033,944   $          489,060
                                          ===================  ===================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $            18,192    $            1,486
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                   --                 18,192                 1,486
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........          (1,307,724)               (40,514)                 8,379
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................          (1,307,724)               (40,514)                 8,379
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            1,419,031            (1,444,286)                 1,480
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              111,307            (1,484,800)                 9,859
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          111,307    $       (1,466,608)    $           11,345
                                                                 ==================    ===================    ==================


                                                                               ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $            2,404    $             2,097    $            2,177
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                2,404                  2,097                 2,177
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                1,744                    170                    --
      Realized gains (losses) on sale of investments..........                   43                     14                 2,172
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................                1,787                    184                 2,172
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......                (188)                    563               (1,393)
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                1,599                    747                   779
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            4,003    $             2,844    $            2,956
                                                                 ==================    ===================    ==================


                                                                              ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                2010 (a)
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $                 2    $                7    $                31
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                    --                   167                     --
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................                     2                 (160)                     31
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........                   (1)                   175                      1
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................                   (1)                   175                      1
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......                    17                 (129)                     88
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                    16                    46                     89
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $                18    $            (114)    $               120
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   AMERICAN CENTURY VP VISTA
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $               --    $               --
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                    --
      Realized gains (losses) on sale of investments.........                   328                 5,995                12,351
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                   328                 5,995                12,351
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                   873               (8,184)               (1,947)
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                 1,201               (2,189)                10,404
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $             1,201    $          (2,189)    $           10,404
                                                                ===================    ==================    ==================


                                                                                     AMERICAN FUNDS BOND
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $          133,110    $          140,691    $           126,810
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                9,169                 8,171                  7,622
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................              123,941               132,520                119,188
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                     --
      Realized gains (losses) on sale of investments.........               27,506                10,695                (8,911)
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................               27,506                10,695                (8,911)
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              108,693               121,054                122,161
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              136,199               131,749                113,250
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          260,140    $          264,269    $           232,438
                                                                ==================    ==================    ===================


                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          761,809    $          817,781    $        1,031,490
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               80,276                90,481                91,513
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................              681,533               727,300               939,977
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........            (342,892)              (68,423)             (386,466)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            (342,892)              (68,423)             (386,466)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            9,028,936          (13,188,181)            11,810,164
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            8,686,044          (13,256,604)            11,423,698
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        9,367,577    $     (12,529,304)    $       12,363,675
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                         AMERICAN FUNDS GROWTH
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ---------------    ---------------
INVESTMENT INCOME:
      Dividends.......................................................   $      1,013,020   $       771,098    $       832,401
                                                                         ----------------   ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges..............................            133,202           141,089            132,325
                                                                         ----------------   ---------------    ---------------
          Net investment income (loss)................................            879,818           630,009            700,076
                                                                         ----------------   ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                --                 --
      Realized gains (losses) on sale of investments..................          1,170,827           658,869          (328,082)
                                                                         ----------------   ---------------    ---------------
          Net realized gains (losses).................................          1,170,827           658,869          (328,082)
                                                                         ----------------   ---------------    ---------------
      Change in unrealized gains (losses) on investments..............         18,556,699       (6,628,058)         19,817,938
                                                                         ----------------   ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................         19,727,526       (5,969,189)         19,489,856
                                                                         ----------------   ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $     20,607,344   $   (5,339,180)    $    20,189,932
                                                                         ================   ===============    ===============



                                                                                     AMERICAN FUNDS GROWTH-INCOME
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends.......................................................   $      1,253,842    $     1,148,376    $     1,018,183
                                                                         ----------------    ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges..............................             78,704             77,416             75,054
                                                                         ----------------    ---------------    ---------------
          Net investment income (loss)................................          1,175,138          1,070,960            943,129
                                                                         ----------------    ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                 --                 --
      Realized gains (losses) on sale of investments..................            300,932           (58,726)          (336,443)
                                                                         ----------------    ---------------    ---------------
          Net realized gains (losses).................................            300,932           (58,726)          (336,443)
                                                                         ----------------    ---------------    ---------------
      Change in unrealized gains (losses) on investments..............         10,629,027        (2,428,568)          6,948,053
                                                                         ----------------    ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................         10,929,959        (2,487,294)          6,611,610
                                                                         ----------------    ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $     12,105,097    $   (1,416,334)    $     7,554,739
                                                                         ================    ===============    ===============


                                                                           AMERICAN FUNDS
                                                                          HIGH-INCOME BOND
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (b)
                                                                         -------------------
INVESTMENT INCOME:
      Dividends.......................................................     $         3,203
                                                                         -------------------
EXPENSES:
      Mortality and expense risk charges..............................                  --
                                                                         -------------------
          Net investment income (loss)................................               3,203
                                                                         -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                  --
      Realized gains (losses) on sale of investments..................                   6
                                                                         -------------------
          Net realized gains (losses).................................                   6
                                                                         -------------------
      Change in unrealized gains (losses) on investments..............               (677)
                                                                         -------------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................               (671)
                                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations...............................................     $         2,532
                                                                         ===================



                                                                                     AMERICAN FUNDS INTERNATIONAL
                                                                                          INVESTMENT DIVISION
                                                                         -------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $          7,535    $        10,736    $         13,328
                                                                         ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                  --
                                                                         ----------------   ----------------    ----------------
          Net investment income (loss)................................              7,535             10,736              13,328
                                                                         ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                 --                  --
      Realized gains (losses) on sale of investments..................            (1,402)              (605)               (608)
                                                                         ----------------   ----------------    ----------------
          Net realized gains (losses).................................            (1,402)              (605)               (608)
                                                                         ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments..............             82,398          (108,507)              46,566
                                                                         ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             80,996          (109,112)              45,958
                                                                         ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         88,531    $      (98,376)    $         59,286
                                                                         ================   ================    ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                    AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $              440    $              773    $              683
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                  440                   773                   683
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                1,252                 1,111                   193
      Realized gains (losses) on sale of investments........                  258                   509                   450
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                1,510                 1,620                   643
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              (1,126)                   885                 1,804
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                  384                 2,505                 2,447
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $              824    $            3,278    $            3,130
                                                               ==================    ==================    ==================


                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                               ------------------   ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            4,882   $            4,085    $            3,367
                                                               ------------------   ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                   --                    --
                                                               ------------------   ------------------    ------------------
          Net investment income (loss)......................                4,882                4,085                 3,367
                                                               ------------------   ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                   --                    --
      Realized gains (losses) on sale of investments........              (1,011)                (960)              (14,086)
                                                               ------------------   ------------------    ------------------
          Net realized gains (losses).......................              (1,011)                (960)              (14,086)
                                                               ------------------   ------------------    ------------------
      Change in unrealized gains (losses) on investments....               18,857             (45,726)                19,382
                                                               ------------------   ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               17,846             (46,686)                 5,296
                                                               ------------------   ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           22,728   $         (42,601)    $            8,663
                                                               ==================   ==================    ==================


                                                                            FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           24,972    $           23,605    $           19,264
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               24,972                23,605                19,264
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                7,043                 3,056                 5,857
      Realized gains (losses) on sale of investments........               28,654                71,204                31,417
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               35,697                74,260                37,274
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              172,026             (205,700)               201,872
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              207,723             (131,440)               239,146
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          232,695    $        (107,835)    $          258,410
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                    FIDELITY VIP CONTRAFUND
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            28,837    $           20,916    $           27,427
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                28,837                20,916                27,427
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                 1,114
      Realized gains (losses) on sale of investments.........                38,806                12,745             (218,742)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                38,806                12,745             (217,628)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               288,092              (98,141)               648,547
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               326,898              (85,396)               430,919
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           355,735    $         (64,480)    $          458,346
                                                                ===================    ==================    ==================


                                                                                 FIDELITY VIP EQUITY-INCOME
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,836    $               637    $            3,327
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                     --                    --
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................                1,836                    637                 3,327
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                2,863                     --                    --
      Realized gains (losses) on sale of investments.........                  376                  2,625               (5,418)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................                3,239                  2,625               (5,418)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (1,146)                (8,921)                31,745
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                2,093                (6,296)                26,327
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            3,929    $           (5,659)    $           29,654
                                                                ==================    ===================    ==================


                                                                                  FIDELITY VIP FREEDOM 2010
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $              733    $              726    $               654
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                  169                   150                    109
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................                  564                   576                    545
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  535                   176                    470
      Realized gains (losses) on sale of investments.........                   98                 1,305                     67
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................                  633                 1,481                    537
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....                2,707               (2,344)                  2,036
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                3,340                 (863)                  2,573
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            3,904    $            (287)    $             3,118
                                                                ==================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                     FIDELITY VIP FREEDOM 2020
                                                                                        INVESTMENT DIVISION
                                                                  ----------------------------------------------------------------
                                                                          2012                  2011                   2010
                                                                  -------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends................................................   $            15,185    $            15,422    $           15,231
                                                                  -------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.......................                   280                    374                   350
                                                                  -------------------    -------------------    ------------------
          Net investment income (loss).........................                14,905                 15,048                14,881
                                                                  -------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                 8,838                  2,671                 5,440
      Realized gains (losses) on sale of investments...........                 5,799                 10,134                 2,838
                                                                  -------------------    -------------------    ------------------
          Net realized gains (losses)..........................                14,637                 12,805                 8,278
                                                                  -------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.......                62,352               (33,543)                70,032
                                                                  -------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                76,989               (20,738)                78,310
                                                                  -------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            91,894    $           (5,690)    $           93,191
                                                                  ===================    ===================    ==================


                                                                                     FIDELITY VIP FREEDOM 2030
                                                                                        INVESTMENT DIVISION
                                                                  -----------------------------------------------------------------
                                                                         2012                   2011                   2010
                                                                  -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $               881    $             1,232    $             2,018
                                                                  -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                   216                    214                    133
                                                                  -------------------    -------------------    -------------------
          Net investment income (loss).........................                   665                  1,018                  1,885
                                                                  -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                   425                    172                    680
      Realized gains (losses) on sale of investments...........                 2,855                 11,751                    710
                                                                  -------------------    -------------------    -------------------
          Net realized gains (losses)..........................                 3,280                 11,923                  1,390
                                                                  -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 3,591               (12,843)                 11,839
                                                                  -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                 6,871                  (920)                 13,229
                                                                  -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $             7,536    $                98    $            15,114
                                                                  ===================    ===================    ===================


                                                                          FIDELITY VIP FREEDOM 2050
                                                                             INVESTMENT DIVISION
                                                                  -----------------------------------------
                                                                         2012                 2011 (c)
                                                                  ------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $              360    $               288
                                                                  ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                   77                     60
                                                                  ------------------    -------------------
          Net investment income (loss).........................                  283                   (60)
                                                                  ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                2,132                  1,383
      Realized gains (losses) on sale of investments...........                   28                (5,037)
                                                                  ------------------    -------------------
          Net realized gains (losses)..........................                2,160                (3,654)
                                                                  ------------------    -------------------
      Change in unrealized gains (losses) on investments.......                  199                  1,450
                                                                  ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                2,359                (2,204)
                                                                  ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            2,642    $           (1,976)
                                                                  ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  FIDELITY VIP HIGH INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            9,229    $            2,953    $              340
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                9,229                 2,953                   340
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                   67                    13                 (227)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                   67                    13                 (227)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (1,277)               (1,768)                   801
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              (1,210)               (1,755)                   574
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            8,019    $            1,198    $              914
                                                                ==================    ==================    ==================


                                                                             FIDELITY VIP INVESTMENT GRADE BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           37,562    $           54,637    $           18,206
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               37,562                54,637                18,206
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               48,616                24,253                 5,814
      Realized gains (losses) on sale of investments.........               33,058               (3,064)                17,651
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               81,674                21,189                23,465
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (8,975)                 1,742              (13,312)
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               72,699                22,931                10,153
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          110,261    $           77,568    $           28,359
                                                                ==================    ==================    ==================


                                                                                    FIDELITY VIP MID CAP
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            2,865    $              150    $              502
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                2,865                   150                   502
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               59,448                 1,181                 1,027
      Realized gains (losses) on sale of investments.........                8,193                10,846                 2,077
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               67,641                12,027                 3,104
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               20,392              (60,535)                83,723
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               88,033              (48,508)                86,827
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           90,898    $         (48,358)    $           87,329
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                           FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            21,682    $           22,691    $           10,103
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                21,682                22,691                10,103
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                43,771                22,139                    --
      Realized gains (losses) on sale of investments.........                 5,837              (20,210)               (4,189)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                49,608                 1,929               (4,189)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                33,439              (59,670)                81,592
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                83,047              (57,741)                77,403
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           104,729    $         (35,050)    $           87,506
                                                                ===================    ==================    ==================


                                                                             FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $          115,174    $           89,150    $           164,170
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                     --
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................              115,174                89,150                164,170
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                     --
      Realized gains (losses) on sale of investments.........             (16,852)               253,750               (50,450)
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................             (16,852)               253,750               (50,450)
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              501,451             (552,735)                614,425
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              484,599             (298,985)                563,975
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          599,773    $        (209,835)    $           728,145
                                                                ==================    ==================    ===================


                                                                           FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           24,244    $           10,824    $               60
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               24,244                10,824                    60
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  590                 1,216                    10
      Realized gains (losses) on sale of investments.........                (238)              (12,515)                 4,591
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                  352              (11,299)                 4,601
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               26,566              (11,949)                 (171)
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               26,918              (23,248)                 4,430
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           51,162    $         (12,424)    $            4,490
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                GOLDMAN SACHS MID-CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            2,932    $            2,221    $            2,264
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                2,932                 2,221                 2,264
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                (683)              (27,627)              (13,608)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                (683)              (27,627)              (13,608)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               45,178                 1,030                84,633
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               44,495              (26,597)                71,025
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           47,427    $         (24,376)    $           73,289
                                                               ==================    ==================    ==================


                                                                         GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $              308    $              424    $              254
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                  308                   424                   254
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                5,427                   175               (7,335)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                5,427                   175               (7,335)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                (629)                 (255)                18,632
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                4,798                  (80)                11,297
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $            5,106    $              344    $           11,551
                                                               ==================    ==================    ==================


                                                                              INVESCO V.I. GLOBAL REAL ESTATE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,832    $           72,431    $           71,976
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,832                72,431                71,976
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........             (24,321)             (158,339)             (130,047)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................             (24,321)             (158,339)             (130,047)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              481,388              (44,519)               289,353
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              457,067             (202,858)               159,306
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          467,899    $        (130,427)    $          231,282
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                      INVESCO V.I. GOVERNMENT SECURITIES
                                                                              INVESTMENT DIVISION
                                                                   -----------------------------------------
                                                                          2012                 2011 (d)
                                                                   ------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $               --    $                --
                                                                   ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                  --                     --
                                                                   ------------------    -------------------
          Net investment income (loss)...........................                  --                     --
                                                                   ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                  --                     --
      Realized gains (losses) on sale of investments.............               1,308                  1,389
                                                                   ------------------    -------------------
          Net realized gains (losses)............................               1,308                  1,389
                                                                   ------------------    -------------------
      Change in unrealized gains (losses) on investments.........             (1,335)                  1,336
                                                                   ------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................                (27)                  2,725
                                                                   ------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $             (27)    $             2,725
                                                                   ==================    ===================


                                                                                  INVESCO V.I. INTERNATIONAL GROWTH
                                                                                         INVESTMENT DIVISION
                                                                   ----------------------------------------------------------------
                                                                          2012                   2011                   2010
                                                                   -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $            90,329    $            3,660    $             4,364
                                                                   -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                   --                    --                     --
                                                                   -------------------    ------------------    -------------------
          Net investment income (loss)...........................               90,329                 3,660                  4,364
                                                                   -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                   --                    --                     --
      Realized gains (losses) on sale of investments.............               18,589                 3,888                  1,465
                                                                   -------------------    ------------------    -------------------
          Net realized gains (losses)............................               18,589                 3,888                  1,465
                                                                   -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.........              685,032              (28,330)                 26,537
                                                                   -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................              703,621              (24,442)                 28,002
                                                                   -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $           793,950    $         (20,782)    $            32,366
                                                                   ===================    ==================    ===================


                                                                                  INVESCO V.I. VAN KAMPEN COMSTOCK
                                                                                         INVESTMENT DIVISION
                                                                   -----------------------------------------------------------------
                                                                           2012                  2011                 2010 (e)
                                                                   -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $             3,483    $               489
                                                                   -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                   --                     --                     --
                                                                   -------------------    -------------------    -------------------
          Net investment income (loss)...........................                3,483                    489                     --
                                                                   -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                   --                     --                     --
      Realized gains (losses) on sale of investments.............                1,338                  (127)                     53
                                                                   -------------------    -------------------    -------------------
          Net realized gains (losses)............................                1,338                  (127)                     53
                                                                   -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.........               32,459                (6,181)                     45
                                                                   -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................               33,797                (6,308)                     98
                                                                   -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $            37,280    $           (5,819)    $                98
                                                                   ===================    ===================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  JANUS ASPEN BALANCED
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $           27,163    $          44,376    $           54,166
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                   --                   --                    --
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................               27,163               44,376                54,166
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................               74,896              108,835                    --
     Realized gains (losses) on sale of investments........               40,351               29,077                26,581
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................              115,247              137,912                26,581
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....               25,664            (161,867)                90,252
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              140,911             (23,955)               116,833
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          168,074    $          20,421    $          170,999
                                                              ==================    =================    ==================


                                                                                    JANUS ASPEN FORTY
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $            5,152    $            2,325    $           2,433
                                                              ------------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................                   --                    --                   --
                                                              ------------------    ------------------    -----------------
          Net investment income (loss).....................                5,152                 2,325                2,433
                                                              ------------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                    --                   --
     Realized gains (losses) on sale of investments........               38,660                43,353               14,051
                                                              ------------------    ------------------    -----------------
          Net realized gains (losses)......................               38,660                43,353               14,051
                                                              ------------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....              126,343             (117,114)               47,707
                                                              ------------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              165,003              (73,761)               61,758
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          170,155    $         (71,436)    $          64,191
                                                              ==================    ==================    =================


                                                                                    JANUS ASPEN JANUS
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $            5,213    $           5,397    $           73,809
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                   --                   --                    --
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................                5,213                5,397                73,809
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................               15,799                   --                    --
     Realized gains (losses) on sale of investments........               13,270            1,561,413                52,158
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................               29,069            1,561,413                52,158
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....              122,884          (1,416,036)               848,330
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              151,953              145,377               900,488
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          157,166    $         150,774    $          974,297
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   JANUS ASPEN OVERSEAS
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            2,519    $            1,291    $            1,609
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                2,519                 1,291                 1,609
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................               43,521                 3,396                    --
      Realized gains (losses) on sale of investments........              (7,156)              (93,767)                 4,218
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               36,365              (90,371)                 4,218
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                8,927             (214,175)                62,994
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               45,292             (304,546)                67,212
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           47,811    $        (303,255)    $           68,821
                                                               ==================    ==================    ==================


                                                                                   MFS VIT GLOBAL EQUITY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               61    $              575    $            1,232
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                   61                   575                 1,232
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                  154                    --                    --
      Realized gains (losses) on sale of investments........                  274                12,787                   183
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                  428                12,787                   183
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                6,795              (16,173)                19,523
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                7,223               (3,386)                19,706
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $            7,284    $          (2,811)    $           20,938
                                                               ==================    ==================    ==================


                                                                                    MFS VIT HIGH INCOME
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,779    $           12,069    $            8,657
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,779                12,069                 8,657
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                2,215                   361                   680
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                2,215                   361                   680
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                6,400               (7,343)                 7,331
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                8,615               (6,982)                 8,011
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           19,394    $            5,087    $           16,668
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010






                                                                                         MFS VIT NEW DISCOVERY
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $             --   $             --   $             --
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................             15,912             17,326                 --
      Realized gains (losses) on sale of investments..................                264                772                544
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................             16,176             18,098                544
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             11,186           (32,906)             28,843
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             27,362           (14,808)             29,387
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         27,362   $       (14,808)   $         29,387
                                                                         ================   ================   ================





                                                                                            MFS VIT VALUE
                                                                                         INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012              2011                2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $           668    $           999    $            969
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                --                 --                  --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................               668                999                 969
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................               355                318                  --
      Realized gains (losses) on sale of investments..................             3,188           (10,004)               (552)
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................             3,543            (9,686)               (552)
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             2,241              6,173               7,585
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             5,784            (3,513)               7,033
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         6,452    $       (2,514)    $          8,002
                                                                         ================   ================   ================


                                                                                MIST
                                                                          ALLIANCEBERNSTEIN
                                                                           GLOBAL DYNAMIC
                                                                             ALLOCATION
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (f)
                                                                         -------------------
INVESTMENT INCOME:
      Dividends.......................................................    $             --
                                                                         -------------------
EXPENSES:
      Mortality and expense risk charges..............................                  --
                                                                         -------------------
          Net investment income (loss)................................                  --
                                                                         -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                  --
      Realized gains (losses) on sale of investments..................                  --
                                                                         -------------------
          Net realized gains (losses).................................                  --
                                                                         -------------------
      Change in unrealized gains (losses) on investments..............                 163
                                                                         -------------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................                 163
                                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations...............................................    $            163
                                                                         ===================





                                                                                MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $         10,680   $          6,635   $          3,146
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................             10,680              6,635              3,146
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................              5,437                248                117
      Realized gains (losses) on sale of investments..................              3,875              6,046              1,705
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................              9,312              6,294              1,822
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             50,640           (23,258)             26,193
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             59,952           (16,964)             28,015
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         70,632   $       (10,329)   $         31,161
                                                                         ================   ================   ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                           MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           13,384    $           10,815    $            2,434
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               13,384                10,815                 2,434
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........               16,384                 9,254                 5,990
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               16,384                 9,254                 5,990
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               96,877              (58,738)                79,550
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              113,261              (49,484)                85,540
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          126,645    $         (38,669)    $           87,974
                                                               ==================    ==================    ==================




                                                                          MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,434    $            5,453    $            2,501
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,434                 5,453                 2,501
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                5,798                 1,467                    --
      Realized gains (losses) on sale of investments........                5,301                 1,917                   646
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               11,099                 3,384                   646
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               29,635               (7,233)                16,902
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               40,734               (3,849)                17,548
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           51,168    $            1,604    $           20,049
                                                               ==================    ==================    ==================


                                                                      MIST           MIST BLACKROCK
                                                                   AQR GLOBAL        GLOBAL TACTICAL
                                                                  RISK BALANCED        STRATEGIES
                                                               INVESTMENT DIVISION INVESTMENT DIVISION
                                                               ------------------- -------------------
                                                                    2012 (f)            2012 (f)
                                                               ------------------- -------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --  $               --
                                                               ------------------- -------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                  --
                                                               ------------------- -------------------
          Net investment income (loss)......................                   --                  --
                                                               ------------------- -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                  --
      Realized gains (losses) on sale of investments........                 (28)                  51
                                                               ------------------- -------------------
          Net realized gains (losses).......................                 (28)                  51
                                                               ------------------- -------------------
      Change in unrealized gains (losses) on investments....                  375                 878
                                                               ------------------- -------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                  347                 929
                                                               ------------------- -------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $              347  $              929
                                                               =================== ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MIST BLACKROCK LARGE CAP CORE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $         3,715,688    $        3,462,386    $         3,848,840
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................             1,609,817             1,619,434              1,530,546
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................             2,105,871             1,842,952              2,318,294
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........           (3,353,915)           (4,542,808)            (7,248,214)
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................           (3,353,915)           (4,542,808)            (7,248,214)
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            38,395,441             3,050,880             38,497,976
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            35,041,526           (1,491,928)             31,249,762
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        37,147,397    $          351,024    $        33,568,056
                                                                 ===================    ==================    ===================


                                                                                 MIST CLARION GLOBAL REAL ESTATE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                   2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           496,469    $          847,944    $         1,558,222
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                26,819                25,697                 24,584
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               469,650               822,247              1,533,638
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........             (282,095)             (421,589)              (571,095)
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................             (282,095)             (421,589)              (571,095)
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             4,988,577           (1,500,208)              1,969,823
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             4,706,482           (1,921,797)              1,398,728
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         5,176,132    $      (1,099,550)    $         2,932,366
                                                                 ===================    ==================    ===================


                                                                                   MIST DREMAN SMALL CAP VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $              358    $               472    $              172
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                  358                    472                   172
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........                3,130                  1,124                   403
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................                3,130                  1,124                   403
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......                1,696                (4,058)                 3,392
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                4,826                (2,934)                 3,795
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            5,184    $           (2,462)    $            3,967
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                                    MIST HARRIS OAKMARK INTERNATIONAL
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $        542,318   $          8,423    $        576,287
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................             44,596             46,783              44,461
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................            497,722           (38,360)             531,826
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                 --                 --                  --
      Realized gains (losses) on sale of investments...................          (140,345)          (114,036)           (312,283)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................          (140,345)          (114,036)           (312,283)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............          7,474,599        (4,256,535)           4,235,035
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................          7,334,254        (4,370,571)           3,922,752
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $      7,831,976   $    (4,408,931)    $      4,454,578
                                                                          ================   ================    ================


                                                                             MIST INVESCO
                                                                             BALANCED-RISK
                                                                              ALLOCATION
                                                                          INVESTMENT DIVISION
                                                                          -------------------
                                                                               2012 (f)
                                                                          -------------------
INVESTMENT INCOME:
      Dividends........................................................    $             23
                                                                          -------------------
EXPENSES:
      Mortality and expense risk charges...............................                  --
                                                                          -------------------
          Net investment income (loss).................................                  23
                                                                          -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                  83
      Realized gains (losses) on sale of investments...................                  --
                                                                          -------------------
          Net realized gains (losses)..................................                  83
                                                                          -------------------
      Change in unrealized gains (losses) on investments...............                 (2)
                                                                          -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................                  81
                                                                          -------------------
      Net increase (decrease) in net assets resulting
        from operations................................................    $            104
                                                                          ===================




                                                                                      MIST INVESCO SMALL CAP GROWTH
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $             --   $             --
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................              5,823              5,378               4,411
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................            (5,823)            (5,378)             (4,411)
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................            273,441                 --                  --
      Realized gains (losses) on sale of investments...................            154,730            169,309            (15,371)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................            428,171            169,309            (15,371)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............            331,488          (192,641)             887,599
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................            759,659           (23,332)             872,228
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $        753,836   $       (28,710)    $        867,817
                                                                          ================   ================    ================




                                                                                            MIST JANUS FORTY
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $         62,437   $        249,768    $        219,796
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................             18,962             18,401              17,488
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................             43,475            231,367             202,308
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                 --                 --                  --
      Realized gains (losses) on sale of investments...................            176,627              2,199            (41,591)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................            176,627              2,199            (41,591)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............          2,618,525        (1,278,619)           1,120,682
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................          2,795,152        (1,276,420)           1,079,091
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $      2,838,627   $    (1,045,053)    $      1,281,399
                                                                          ================   ================    ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                              MIST JPMORGAN
                                              GLOBAL ACTIVE
                                               ALLOCATION                MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                                           INVESTMENT DIVISION                        INVESTMENT DIVISION
                                           -------------------   ---------------------------------------------------------------
                                                2012 (f)                2012                  2011                  2010
                                           -------------------   ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..........................  $                68   $           28,628    $            8,681    $             4,315
                                           -------------------   ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.                   --                8,213                 6,297                  3,923
                                           -------------------   ------------------    ------------------    -------------------
          Net investment income (loss)...                   68               20,415                 2,384                    392
                                           -------------------   ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  117                   --                    --                     --
      Realized gains (losses) on sale of
        investments......................                 (10)              171,678                93,448               (57,251)
                                           -------------------   ------------------    ------------------    -------------------
          Net realized gains (losses)....                  107              171,678                93,448               (57,251)
                                           -------------------   ------------------    ------------------    -------------------
      Change in unrealized gains (losses)
        on investments...................                  152            2,107,124             (217,464)              1,583,027
                                           -------------------   ------------------    ------------------    -------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................                  259            2,278,802             (124,016)              1,525,776
                                           -------------------   ------------------    ------------------    -------------------
      Net increase (decrease) in net
        assets resulting from operations.  $               327   $        2,299,217    $        (121,632)    $         1,526,168
                                           ===================   ==================    ==================    ===================




                                                           MIST LORD ABBETT BOND DEBENTURE
                                                                 INVESTMENT DIVISION
                                           ---------------------------------------------------------------
                                                  2012                   2011                  2010
                                           -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,984,542    $        1,568,618    $        1,718,530
                                           -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.               61,482                59,503                58,096
                                           -------------------    ------------------    ------------------
          Net investment income (loss)...            1,923,060             1,509,115             1,660,434
                                           -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                    --                    --
      Realized gains (losses) on sale of
        investments......................              218,347               583,376               240,525
                                           -------------------    ------------------    ------------------
          Net realized gains (losses)....              218,347               583,376               240,525
                                           -------------------    ------------------    ------------------
      Change in unrealized gains (losses)
        on investments...................            1,167,280             (863,576)             1,315,427
                                           -------------------    ------------------    ------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................            1,385,627             (280,200)             1,555,952
                                           -------------------    ------------------    ------------------
      Net increase (decrease) in net
        assets resulting from operations.  $         3,308,687    $        1,228,915    $        3,216,386
                                           ===================    ==================    ==================




                                                           MIST LORD ABBETT MID CAP VALUE
                                                                 INVESTMENT DIVISION
                                           ---------------------------------------------------------------
                                                   2012                  2011                  2010
                                           -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..........................  $               457    $              603    $              568
                                           -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.               49,296                    --                    --
                                           -------------------    ------------------    ------------------
          Net investment income (loss)...             (48,839)                   603                   568
                                           -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                    --                    --
      Realized gains (losses) on sale of
        investments......................             (82,924)                   818                 3,236
                                           -------------------    ------------------    ------------------
          Net realized gains (losses)....             (82,924)                   818                 3,236
                                           -------------------    ------------------    ------------------
      Change in unrealized gains (losses)
        on investments...................            2,481,449               (5,510)                19,769
                                           -------------------    ------------------    ------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................            2,398,525               (4,692)                23,005
                                           -------------------    ------------------    ------------------
      Net increase (decrease) in net
        assets resulting from operations.  $         2,349,686    $          (4,089)    $           23,573
                                           ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   MIST MET/FRANKLIN INCOME
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            13,809    $            8,323    $            3,216
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                13,809                 8,323                 3,216
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 5,724                 5,005                   433
      Realized gains (losses) on sale of investments.........                   414                   700                   390
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 6,138                 5,705                   823
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                16,385               (8,507)                10,272
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                22,523               (2,802)                11,095
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            36,332    $            5,521    $           14,311
                                                                ===================    ==================    ==================


                                                                               MIST MET/FRANKLIN MUTUAL SHARES
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $              766    $            1,982    $                --
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                     --
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................                  766                 1,982                     --
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               16,722                 3,716                    577
      Realized gains (losses) on sale of investments.........                (414)                   386                    106
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................               16,308                 4,102                    683
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              (3,910)               (6,478)                  4,077
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               12,398               (2,376)                  4,760
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           13,164    $            (394)    $             4,760
                                                                ==================    ==================    ===================


                                                                        MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           12,419    $            5,031    $               --
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               12,419                 5,031                    --
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                4,799                   255                     1
      Realized gains (losses) on sale of investments.........                3,522                 2,035                 1,545
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                8,321                 2,290                 1,546
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               24,847              (10,599)                23,230
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               33,168               (8,309)                24,776
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           45,587    $          (3,278)    $           24,776
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                      MIST MET/TEMPLETON GROWTH
                                                                                         INVESTMENT DIVISION
                                                                  -----------------------------------------------------------------
                                                                          2012                   2011                   2010
                                                                  -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $               964    $               792    $               305
                                                                  -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                     --                     --
                                                                  -------------------    -------------------    -------------------
          Net investment income (loss).........................                   964                    792                    305
                                                                  -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                 1,985                     --                     --
      Realized gains (losses) on sale of investments...........                 1,619                    371                    125
                                                                  -------------------    -------------------    -------------------
          Net realized gains (losses)..........................                 3,604                    371                    125
                                                                  -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 8,197                (5,463)                  3,904
                                                                  -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                11,801                (5,092)                  4,029
                                                                  -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            12,765    $           (4,300)    $             4,334
                                                                  ===================    ===================    ===================


                                                                  MIST MET/TEMPLETON
                                                                  INTERNATIONAL BOND        MIST METLIFE AGGRESSIVE STRATEGY
                                                                  INVESTMENT DIVISION              INVESTMENT DIVISION
                                                                  -------------------   ------------------------------------------
                                                                       2012 (f)                2012                 2011 (d)
                                                                  -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $                --   $           118,210    $                --
                                                                  -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                12,011                  8,047
                                                                  -------------------   -------------------    -------------------
          Net investment income (loss).........................                    --               106,199                (8,047)
                                                                  -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                    --                    --                     --
      Realized gains (losses) on sale of investments...........                    21              (55,023)              (117,896)
                                                                  -------------------   -------------------    -------------------
          Net realized gains (losses)..........................                    21              (55,023)              (117,896)
                                                                  -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                    47             2,084,613            (1,834,063)
                                                                  -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                    68             2,029,590            (1,951,959)
                                                                  -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $                68   $         2,135,789    $       (1,960,006)
                                                                  ===================   ===================    ===================


                                                                     MIST METLIFE
                                                                     BALANCED PLUS          MIST MFS EMERGING MARKETS EQUITY
                                                                  INVESTMENT DIVISION              INVESTMENT DIVISION
                                                                  -------------------   ------------------------------------------
                                                                       2012 (f)                2012                 2011 (d)
                                                                  -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $                --   $             1,167    $                --
                                                                  -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                    --                     --
                                                                  -------------------   -------------------    -------------------
          Net investment income (loss).........................                    --                 1,167                     --
                                                                  -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                    --                    --                     --
      Realized gains (losses) on sale of investments...........                   119               (1,470)                   (70)
                                                                  -------------------   -------------------    -------------------
          Net realized gains (losses)..........................                   119               (1,470)                   (70)
                                                                  -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 1,691                 9,361                (3,209)
                                                                  -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                 1,810                 7,891                (3,279)
                                                                  -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $             1,810   $             9,058    $           (3,279)
                                                                  ===================   ===================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                MIST MFS RESEARCH INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                                ----------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................  $           282,245    $          285,362    $           240,942
                                                                -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................               16,065                17,373                 18,326
                                                                -------------------    ------------------    -------------------
          Net investment income (loss)........................              266,180               267,989                222,616
                                                                -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                     --
      Realized gains (losses) on sale of investments..........            (345,224)             (233,782)              (545,005)
                                                                -------------------    ------------------    -------------------
          Net realized gains (losses).........................            (345,224)             (233,782)              (545,005)
                                                                -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            2,185,121           (1,480,693)              1,743,808
                                                                -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            1,839,897           (1,714,475)              1,198,803
                                                                -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $         2,106,077    $      (1,446,486)    $         1,421,419
                                                                ===================    ==================    ===================


                                                                                       MIST MLA MID CAP
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................  $            33,412   $            51,406    $           51,856
                                                                -------------------   -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                7,238                 7,973                 7,607
                                                                -------------------   -------------------    ------------------
          Net investment income (loss)........................               26,174                43,433                44,249
                                                                -------------------   -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                    --
      Realized gains (losses) on sale of investments..........             (28,631)              (15,584)              (93,933)
                                                                -------------------   -------------------    ------------------
          Net realized gains (losses).........................             (28,631)              (15,584)              (93,933)
                                                                -------------------   -------------------    ------------------
      Change in unrealized gains (losses) on investments......              296,637             (320,660)             1,108,654
                                                                -------------------   -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              268,006             (336,244)             1,014,721
                                                                -------------------   -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $           294,180   $         (292,811)    $        1,058,970
                                                                ===================   ===================    ==================


                                                                              MIST MORGAN STANLEY MID CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................  $                --   $         1,490,199    $               28
                                                                -------------------   -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              579,825               623,473               375,105
                                                                -------------------   -------------------    ------------------
          Net investment income (loss)........................            (579,825)               866,726             (375,077)
                                                                -------------------   -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --             5,251,936                    --
      Realized gains (losses) on sale of investments..........            1,677,793             2,604,216               336,382
                                                                -------------------   -------------------    ------------------
          Net realized gains (losses).........................            1,677,793             7,856,152               336,382
                                                                -------------------   -------------------    ------------------
      Change in unrealized gains (losses) on investments......           15,368,250          (21,552,444)            31,775,159
                                                                -------------------   -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           17,046,043          (13,696,292)            32,111,541
                                                                -------------------   -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $        16,466,218   $      (12,829,566)    $       31,736,464
                                                                ===================   ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MIST PIMCO INFLATION PROTECTED BOND
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           395,503    $          165,169    $          210,729
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                26,003                18,173                15,399
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................               369,500               146,996               195,330
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               725,803               424,271               220,376
      Realized gains (losses) on sale of investments.........                75,075               100,776                60,903
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................               800,878               525,047               281,279
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             (101,684)               331,187               130,473
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               699,194               856,234               411,752
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $         1,068,694    $        1,003,230    $          607,082
                                                                ===================    ==================    ==================


                                                                                   MIST PIMCO TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $        1,636,863    $        1,344,247    $         1,634,551
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................               66,690                62,517                 59,740
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................            1,570,173             1,281,730              1,574,811
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --             1,446,133                236,060
      Realized gains (losses) on sale of investments.........              347,234               187,988                238,435
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................              347,234             1,634,121                474,495
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....            2,519,869           (1,410,547)              1,426,113
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            2,867,103               223,574              1,900,608
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        4,437,276    $        1,505,304    $         3,475,419
                                                                ==================    ==================    ===================


                                                                                      MIST PIONEER FUND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            2,902    $            2,289    $            1,987
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                2,902                 2,289                 1,987
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                1,266                21,102                 6,067
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                1,266                21,102                 6,067
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               14,560              (30,602)                25,716
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               15,826               (9,500)                31,783
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           18,728    $          (7,211)    $           33,770
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                         MIST RCM TECHNOLOGY
                                                                                         INVESTMENT DIVISION
                                                                        -----------------------------------------------------
                                                                              2012               2011              2010
                                                                        ----------------   ---------------   ----------------
INVESTMENT INCOME:
      Dividends......................................................   $             --   $            --
                                                                        ----------------   ---------------   ----------------
EXPENSES:
      Mortality and expense risk charges.............................             19,709            21,877             19,473
                                                                        ----------------   ---------------   ----------------
          Net investment income (loss)...............................           (19,709)          (21,877)           (19,473)
                                                                        ----------------   ---------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................          1,637,998                --                 --
      Realized gains (losses) on sale of investments.................            179,920           512,571           (54,192)
                                                                        ----------------   ---------------   ----------------
          Net realized gains (losses)................................          1,817,918           512,571           (54,192)
                                                                        ----------------   ---------------   ----------------
      Change in unrealized gains (losses) on investments.............          (166,446)       (1,944,446)          3,551,862
                                                                        ----------------   ---------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................          1,651,472       (1,431,875)          3,497,670
                                                                        ----------------   ---------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $      1,631,763   $   (1,453,752)   $      3,478,197
                                                                        ================   ===============   ================


                                                                          MIST SCHRODERS
                                                                        GLOBAL MULTI-ASSET
                                                                        INVESTMENT DIVISION
                                                                        -------------------
                                                                             2012 (f)
                                                                        -------------------
INVESTMENT INCOME:
      Dividends......................................................    $             42
                                                                        -------------------
EXPENSES:
      Mortality and expense risk charges.............................                  --
                                                                        -------------------
          Net investment income (loss)...............................                  42
                                                                        -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................                  94
      Realized gains (losses) on sale of investments.................                   9
                                                                        -------------------
          Net realized gains (losses)................................                 103
                                                                        -------------------
      Change in unrealized gains (losses) on investments.............                (23)
                                                                        -------------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................                  80
                                                                        -------------------
      Net increase (decrease) in net assets resulting
        from operations..............................................    $            122
                                                                        ===================



                                                                                  MIST SSGA GROWTH AND INCOME ETF
                                                                                        INVESTMENT DIVISION
                                                                        -----------------------------------------------------
                                                                              2012              2011               2010
                                                                        ----------------   ---------------    ---------------
INVESTMENT INCOME:
      Dividends......................................................   $        133,958   $        74,234    $        35,130
                                                                        ----------------   ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges.............................              7,748             6,908              4,952
                                                                        ----------------   ---------------    ---------------
          Net investment income (loss)...............................            126,210            67,326             30,178
                                                                        ----------------   ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................            114,627            74,142                115
      Realized gains (losses) on sale of investments.................             53,987            49,491             16,043
                                                                        ----------------   ---------------    ---------------
          Net realized gains (losses)................................            168,614           123,633             16,158
                                                                        ----------------   ---------------    ---------------
      Change in unrealized gains (losses) on investments.............            365,606         (151,325)            322,318
                                                                        ----------------   ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................            534,220          (27,692)            338,476
                                                                        ----------------   ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $        660,430   $        39,634    $       368,654
                                                                        ================   ===============    ===============



                                                                                        MIST SSGA GROWTH ETF
                                                                                         INVESTMENT DIVISION
                                                                        ------------------------------------------------------
                                                                              2012               2011               2010
                                                                        ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends......................................................   $         80,502   $         57,479   $         34,185
                                                                        ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges.............................              5,984              5,126              4,127
                                                                        ----------------   ----------------   ----------------
          Net investment income (loss)...............................             74,518             52,353             30,058
                                                                        ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................            134,987                 --                 --
      Realized gains (losses) on sale of investments.................             42,712             63,035             12,378
                                                                        ----------------   ----------------   ----------------
          Net realized gains (losses)................................            177,699             63,035             12,378
                                                                        ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments.............            279,360          (183,850)            271,601
                                                                        ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................            457,059          (120,815)            283,979
                                                                        ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $        531,577   $       (68,462)   $        314,037
                                                                        ================   ================   ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           19,582    $            9,481    $           65,246
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               19,582                 9,481                65,246
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........              (1,403)             (435,260)              (79,021)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................              (1,403)             (435,260)              (79,021)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              181,043               577,510               921,874
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              179,640               142,250               842,853
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          199,222    $          151,731    $          908,099
                                                               ==================    ==================    ==================


                                                                             MIST T. ROWE PRICE MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                   2011                 2010
                                                               ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --   $                --
                                                               ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk charges....................               29,751                30,563               25,378
                                                               ------------------   -------------------   ------------------
          Net investment income (loss)......................             (29,751)              (30,563)             (25,378)
                                                               ------------------   -------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................            2,679,802               560,152                   --
      Realized gains (losses) on sale of investments........             (50,793)               312,619              131,367
                                                               ------------------   -------------------   ------------------
          Net realized gains (losses).......................            2,629,009               872,771              131,367
                                                               ------------------   -------------------   ------------------
      Change in unrealized gains (losses) on investments....              206,878           (1,837,318)            4,580,355
                                                               ------------------   -------------------   ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................            2,835,887             (964,547)            4,711,722
                                                               ------------------   -------------------   ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $        2,806,136   $         (995,110)   $        4,686,344
                                                               ==================   ===================   ==================


                                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --    $            9,414    $           12,822
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                   --                 9,414                12,822
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........               12,071                86,881                42,370
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               12,071                86,881                42,370
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              129,525             (240,493)               198,929
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              141,596             (153,612)               241,299
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          141,596    $        (144,198)    $          254,121
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          525,164    $           753,948    $          672,423
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              183,754                207,499               217,625
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              341,410                546,449               454,798
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........          (1,190,404)              (808,593)           (1,030,425)
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................          (1,190,404)              (808,593)           (1,030,425)
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            7,502,480            (8,900,342)             3,370,719
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            6,312,076            (9,708,935)             2,340,294
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        6,653,486    $       (9,162,486)    $        2,795,092
                                                                 ==================    ===================    ==================


                                                                           MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $        4,275,027    $        3,919,750    $         4,039,520
                                                                 ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................               43,939                43,935                 44,066
                                                                 ------------------    ------------------    -------------------
          Net investment income (loss)........................            4,231,088             3,875,815              3,995,454
                                                                 ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                     --
      Realized gains (losses) on sale of investments..........              604,720               843,640                613,564
                                                                 ------------------    ------------------    -------------------
          Net realized gains (losses).........................              604,720               843,640                613,564
                                                                 ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            (447,969)             3,276,276              1,607,603
                                                                 ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              156,751             4,119,916              2,221,167
                                                                 ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        4,387,839    $        7,995,731    $         6,216,621
                                                                 ==================    ==================    ===================


                                                                                MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $           597,164    $          125,813
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................            1,258,555              1,298,633             1,237,626
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................          (1,258,555)              (701,469)           (1,111,813)
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........            2,892,428              2,544,325               451,106
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................            2,892,428              2,544,325               451,106
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......           17,096,166            (8,863,059)            26,312,677
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           19,988,594            (6,318,734)            26,763,783
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       18,730,039    $       (7,020,203)    $       25,651,970
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        2,288,505    $        3,304,583    $        3,345,493
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................              317,038               318,184               328,215
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................            1,971,467             2,986,399             3,017,278
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              551,492                    --                    --
      Realized gains (losses) on sale of investments.........              354,078               132,024                24,746
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................              905,570               132,024                24,746
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            2,995,775             1,930,533             3,372,816
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            3,901,345             2,062,557             3,397,562
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        5,872,812    $        5,048,956    $        6,414,840
                                                                ==================    ==================    ==================


                                                                                  MSF BLACKROCK DIVERSIFIED
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        6,071,412    $        6,407,012    $        4,856,230
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................            1,471,028             1,472,691             1,451,372
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................            4,600,384             4,934,321             3,404,858
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........            1,094,116             (191,522)           (1,951,136)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            1,094,116             (191,522)           (1,951,136)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....           23,691,349             3,658,514            20,635,275
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           24,785,465             3,466,992            18,684,139
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $       29,385,849    $        8,401,313    $       22,088,997
                                                                ==================    ==================    ==================


                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          229,106    $          149,056    $          122,314
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               19,727                19,323                18,112
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................              209,379               129,733               104,202
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            2,231,565                    --                    --
      Realized gains (losses) on sale of investments.........            (224,253)              (80,782)             (263,466)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            2,007,312              (80,782)             (263,466)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            (358,711)               254,349             1,265,453
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            1,648,601               173,567             1,001,987
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        1,857,980    $          303,300    $        1,106,189
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                   2010
                                                                 -------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $            41,947    $            14,560    $           14,175
                                                                 -------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                 8,390                  7,908                 7,064
                                                                 -------------------    -------------------    ------------------
          Net investment income (loss)........................                33,557                  6,652                 7,111
                                                                 -------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                     --                    --
      Realized gains (losses) on sale of investments..........               261,278                137,813                75,641
                                                                 -------------------    -------------------    ------------------
          Net realized gains (losses).........................               261,278                137,813                75,641
                                                                 -------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......             1,344,869              (879,158)             1,107,022
                                                                 -------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             1,606,147              (741,345)             1,182,663
                                                                 -------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         1,639,704    $         (734,693)    $        1,189,774
                                                                 ===================    ===================    ==================


                                                                                   MSF BLACKROCK MONEY MARKET
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                   2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $                --    $               --    $             3,600
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                48,731                47,046                 54,598
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................              (48,731)              (47,046)               (50,998)
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          (48,731)    $         (47,046)    $          (50,998)
                                                                 ===================    ==================    ===================


                                                                                     MSF DAVIS VENTURE VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           475,355    $          648,127    $           534,093
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                49,148                53,389                 55,117
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               426,207               594,738                478,976
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               549,533               492,146                191,969
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               549,533               492,146                191,969
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             5,763,493           (3,392,027)              5,562,556
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             6,313,026           (2,899,881)              5,754,525
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         6,739,233    $      (2,305,143)    $         6,233,501
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                    MSF FI VALUE LEADERS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           78,407    $           70,725    $           90,469
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                7,422                 7,565                 7,339
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               70,985                63,160                83,130
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........             (88,358)              (99,840)             (145,291)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................             (88,358)              (99,840)             (145,291)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              950,530             (347,209)               885,079
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              862,172             (447,049)               739,788
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          933,157    $        (383,889)    $          822,918
                                                                ==================    ==================    ==================


                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $           37,925    $           42,021    $            82,750
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                9,820                 6,458                  5,787
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................               28,105                35,563                 76,963
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            2,671,966                    --                     --
      Realized gains (losses) on sale of investments.........              139,207               251,119                 17,747
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................            2,811,173               251,119                 17,747
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....            (683,735)             (215,551)              1,535,759
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            2,127,438                35,568              1,553,506
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        2,155,543    $           71,131    $         1,630,469
                                                                ==================    ==================    ===================


                                                                               MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $           20,207    $           14,765
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                18,930                18,819                16,451
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................              (18,930)                 1,388               (1,686)
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               452,678                    --                    --
      Realized gains (losses) on sale of investments.........               282,308               258,722              (55,224)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................               734,986               258,722              (55,224)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             1,736,369             (166,265)             4,065,140
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................             2,471,355                92,457             4,009,916
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $         2,452,425    $           93,845    $        4,008,230
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                           MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INVESTMENT INCOME:
     Dividends.............................................   $               --    $               --   $               --
                                                              ------------------    ------------------   ------------------
EXPENSES:
     Mortality and expense risk charges....................                7,211                 7,268                5,276
                                                              ------------------    ------------------   ------------------
          Net investment income (loss).....................              (7,211)               (7,268)              (5,276)
                                                              ------------------    ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                    --                   --
     Realized gains (losses) on sale of investments........              192,524               104,198             (47,680)
                                                              ------------------    ------------------   ------------------
          Net realized gains (losses)......................              192,524               104,198             (47,680)
                                                              ------------------    ------------------   ------------------
     Change in unrealized gains (losses) on investments....              678,535               121,090            1,843,398
                                                              ------------------    ------------------   ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              871,059               225,288            1,795,718
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          863,848    $          218,020   $        1,790,442
                                                              ==================    ==================   ==================


                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                    2012                  2011                  2010
                                                              -----------------    ------------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $         483,287    $          455,060    $          314,548
                                                              -----------------    ------------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................              46,626                47,224                44,707
                                                              -----------------    ------------------    ------------------
          Net investment income (loss).....................             436,661               407,836               269,841
                                                              -----------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                  --                    --                    --
     Realized gains (losses) on sale of investments........           (286,700)             (412,007)             (887,093)
                                                              -----------------    ------------------    ------------------
          Net realized gains (losses)......................           (286,700)             (412,007)             (887,093)
                                                              -----------------    ------------------    ------------------
     Change in unrealized gains (losses) on investments....           5,263,295             3,096,938             6,661,231
                                                              -----------------    ------------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................           4,976,595             2,684,931             5,774,138
                                                              -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $       5,413,256    $        3,092,767    $        6,043,979
                                                              =================    ==================    ==================


                                                                           MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $          148,047    $           98,787    $         102,209
                                                              ------------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................                9,352                 8,004                5,151
                                                              ------------------    ------------------    -----------------
          Net investment income (loss).....................              138,695                90,783               97,058
                                                              ------------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................              114,982                    --                   --
     Realized gains (losses) on sale of investments........               59,284                77,218               46,459
                                                              ------------------    ------------------    -----------------
          Net realized gains (losses)......................              174,266                77,218               46,459
                                                              ------------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....              123,869              (37,275)              119,161
                                                              ------------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              298,135                39,943              165,620
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          436,830    $          130,726    $         262,678
                                                              ==================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                        MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          219,743    $           156,398    $          193,442
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               14,684                 13,340                11,465
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              205,059                143,058               181,977
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................               21,976                     --                    --
      Realized gains (losses) on sale of investments..........               59,559                135,436                32,319
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................               81,535                135,436                32,319
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......              541,162              (210,123)               421,073
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              622,697               (74,687)               453,392
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          827,756    $            68,371    $          635,369
                                                                 ==================    ===================    ==================


                                                                                MSF METLIFE MID CAP STOCK INDEX
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          662,912    $           593,088    $          562,548
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               51,493                 51,561                46,237
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              611,419                541,527               516,311
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................            2,787,031              2,722,599                70,909
      Realized gains (losses) on sale of investments..........              830,830                678,616               177,461
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................            3,617,861              3,401,215               248,370
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,545,785            (4,954,472)            12,893,844
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           10,163,646            (1,553,257)            13,142,214
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       10,775,065    $       (1,011,730)    $       13,658,525
                                                                 ==================    ===================    ==================


                                                                                 MSF METLIFE MODERATE ALLOCATION
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $        1,056,014    $           669,982    $          877,469
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               72,676                 67,625                55,021
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              983,338                602,357               822,448
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              307,411                234,474                17,779
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              307,411                234,474                17,779
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            3,912,908            (1,362,402)             3,378,733
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            4,220,319            (1,127,928)             3,396,512
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        5,203,657    $         (525,571)    $        4,218,960
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                      MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $        1,528,175    $       1,073,341    $        1,283,219
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................               75,645               72,954                65,961
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................            1,452,530            1,000,387             1,217,258
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                   --                    --
     Realized gains (losses) on sale of investments........              342,924              112,005             (102,509)
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................              342,924              112,005             (102,509)
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....            8,619,633          (3,772,324)             7,116,457
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................            8,962,557          (3,660,319)             7,013,948
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $       10,415,087    $     (2,659,932)    $        8,231,206
                                                              ==================    =================    ==================


                                                                                MSF METLIFE STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011                  2010
                                                              -----------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $      12,674,264    $       11,182,368    $      10,671,016
                                                              -----------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................           1,725,734             1,662,241            2,062,810
                                                              -----------------    ------------------    -----------------
          Net investment income (loss).....................          10,948,530             9,520,127            8,608,206
                                                              -----------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................           5,087,401             4,115,111                   --
     Realized gains (losses) on sale of investments........           3,743,076             (324,668)          (5,405,568)
                                                              -----------------    ------------------    -----------------
          Net realized gains (losses)......................           8,830,477             3,790,443          (5,405,568)
                                                              -----------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....          82,239,455           (2,093,968)           82,259,608
                                                              -----------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................          91,069,932             1,696,475           76,854,040
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $     102,018,462    $       11,216,602    $      85,462,246
                                                              =================    ==================    =================


                                                                                  MSF MFS TOTAL RETURN
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $          220,676    $         208,852    $          217,114
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                6,627                6,289                 6,194
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................              214,049              202,563               210,920
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                   --                    --
     Realized gains (losses) on sale of investments........               32,260             (29,847)              (99,947)
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................               32,260             (29,847)              (99,947)
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....              595,278             (11,189)               568,242
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              627,538             (41,036)               468,295
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          841,587    $         161,527    $          679,215
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                         MSF MFS VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        1,079,462    $           836,589    $          713,180
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               47,838                 46,802                46,357
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................            1,031,624                789,787               666,823
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              768,644                     --                    --
      Realized gains (losses) on sale of investments.........              200,451               (44,982)             (425,864)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................              969,095               (44,982)             (425,864)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....            6,505,435              (346,891)             5,358,513
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            7,474,530              (391,873)             4,932,649
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        8,506,154    $           397,914    $        5,599,472
                                                                ==================    ===================    ==================


                                                                                      MSF MSCI EAFE INDEX
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $         1,993,048    $        1,549,893    $        1,568,147
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                34,978                37,419                36,554
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................             1,958,070             1,512,474             1,531,593
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                    --
      Realized gains (losses) on sale of investments.........              (63,228)               137,025             (236,046)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................              (63,228)               137,025             (236,046)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             9,143,347           (9,604,700)             3,674,685
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................             9,080,119           (9,467,675)             3,438,639
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        11,038,189    $      (7,955,201)    $        4,970,232
                                                                ===================    ==================    ==================


                                                                                MSF NEUBERGER BERMAN GENESIS
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          297,555    $           596,562    $          353,007
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               75,540                 76,321                68,779
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................              222,015                520,241               284,228
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                    --
      Realized gains (losses) on sale of investments.........            (730,868)              (976,828)           (2,085,738)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................            (730,868)              (976,828)           (2,085,738)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....            8,168,095              4,961,322            15,927,942
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            7,437,227              3,984,494            13,842,204
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        7,659,242    $         4,504,735    $       14,126,432
                                                                ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MSF OPPENHEIMER GLOBAL EQUITY
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          648,196    $           845,569    $          612,821
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              117,470                126,057               123,628
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              530,726                719,512               489,193
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              700,180                892,248               362,727
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              700,180                892,248               362,727
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,406,670            (5,213,727)             5,192,068
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            7,106,850            (4,321,479)             5,554,795
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        7,637,576    $       (3,601,967)    $        6,043,988
                                                                 ==================    ===================    ==================


                                                                                     MSF RUSSELL 2000 INDEX
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          623,816    $           561,526    $          547,888
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               39,701                 40,338                37,116
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              584,115                521,188               510,772
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              721,576                734,988              (66,857)
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              721,576                734,988              (66,857)
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,793,518            (3,300,203)            11,828,973
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            7,515,094            (2,565,215)            11,762,116
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        8,099,209    $       (2,044,027)    $       12,272,888
                                                                 ==================    ===================    ==================


                                                                               MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $            58,548    $           38,643    $           113,187
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                23,330                20,886                 18,842
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................                35,218                17,757                 94,345
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               996,117               908,859                253,453
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               996,117               908,859                253,453
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             6,924,755           (1,383,140)              6,370,252
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             7,920,872             (474,281)              6,623,705
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         7,956,090    $        (456,524)    $         6,718,050
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $                --    $               --
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              304,065                301,663               258,469
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................            (304,065)              (301,663)             (258,469)
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................            9,066,425                     --                    --
      Realized gains (losses) on sale of investments..........            2,397,895              2,332,511               562,971
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................           11,464,320              2,332,511               562,971
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            2,263,900              (846,789)            22,601,563
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           13,728,220              1,485,722            23,164,534
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       13,424,155    $         1,184,059    $       22,906,065
                                                                 ==================    ===================    ==================


                                                                  MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                           INVESTMENT DIVISION
                                                                 ----------------------------------------
                                                                        2012                2011 (d)
                                                                 ------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $               --
                                                                 ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                    --
                                                                 ------------------    ------------------
          Net investment income (loss)........................                   --                    --
                                                                 ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                2,613                    --
      Realized gains (losses) on sale of investments..........                (729)                  (45)
                                                                 ------------------    ------------------
          Net realized gains (losses).........................                1,884                  (45)
                                                                 ------------------    ------------------
      Change in unrealized gains (losses) on investments......              (2,269)               (2,198)
                                                                 ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                (385)               (2,243)
                                                                 ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            (385)    $          (2,243)
                                                                 ==================    ==================


                                                                    MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           891,838    $        1,209,466    $         1,333,421
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                32,820                31,783                 27,993
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               859,018             1,177,683              1,305,428
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               204,230               144,847                 71,403
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               204,230               144,847                 71,403
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             1,584,984                64,600              1,196,007
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             1,789,214               209,447              1,267,410
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         2,648,232    $        1,387,130    $         2,572,838
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                       MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $          348,936    $          248,608    $          448,826
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................               18,045                18,708                18,946
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................              330,891               229,900               429,880
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --               570,575                47,316
      Realized gains (losses) on sale of investments........               19,763               (5,603)                 1,727
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               19,763               564,972                49,043
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              185,906                82,587               435,726
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              205,669               647,559               484,769
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          536,560    $          877,459    $          914,649
                                                               ==================    ==================    ==================


                                                                                                             PIMCO VIT
                                                                                                          LONG-TERM U.S.
                                                                         PIMCO VIT ALL ASSET                GOVERNMENT
                                                                         INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               ---------------------------------------- -------------------
                                                                      2012                2011 (d)           2012 (g)
                                                               ------------------    ------------------ -------------------
INVESTMENT INCOME:
      Dividends.............................................   $            6,301    $            2,796 $              232
                                                               ------------------    ------------------ -------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                 --
                                                               ------------------    ------------------ -------------------
          Net investment income (loss)......................                6,301                 2,796                232
                                                               ------------------    ------------------ -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --              2,934
      Realized gains (losses) on sale of investments........                  190                    --                (2)
                                                               ------------------    ------------------ -------------------
          Net realized gains (losses).......................                  190                    --              2,932
                                                               ------------------    ------------------ -------------------
      Change in unrealized gains (losses) on investments....                8,832               (1,176)            (2,899)
                                                               ------------------    ------------------ -------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                9,022               (1,176)                 33
                                                               ------------------    ------------------ -------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           15,323    $            1,620 $              265
                                                               ==================    ================== ===================




                                                                                 PIMCO VIT LOW DURATION
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           18,366   $           13,732    $           12,187
                                                               ------------------   ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                   --                    --
                                                               ------------------   ------------------    ------------------
          Net investment income (loss)......................               18,366               13,732                12,187
                                                               ------------------   ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                   --                 2,469
      Realized gains (losses) on sale of investments........                1,749                  618                   260
                                                               ------------------   ------------------    ------------------
          Net realized gains (losses).......................                1,749                  618                 2,729
                                                               ------------------   ------------------    ------------------
      Change in unrealized gains (losses) on investments....               34,493              (6,243)                23,685
                                                               ------------------   ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               36,242              (5,625)                26,414
                                                               ------------------   ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           54,608   $            8,107    $           38,601
                                                               ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                PIONEER VCT EMERGING MARKETS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,600    $               --    $            3,039
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                1,600                    --                 3,039
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               23,672                    --                    --
      Realized gains (losses) on sale of investments.........              (1,297)               121,447                75,682
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               22,375               121,447                75,682
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               20,209             (327,299)                68,690
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               42,584             (205,852)               144,372
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           44,184    $        (205,852)    $          147,411
                                                                ==================    ==================    ==================


                                                                                  PIONEER VCT MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,561    $            1,190    $              801
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                1,561                 1,190                   801
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                  595                   580                   313
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                  595                   580                   313
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               12,468              (11,556)                14,039
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               13,063              (10,976)                14,352
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           14,624    $          (9,786)    $           15,153
                                                                ==================    ==================    ==================


                                                                                        ROYCE MICRO-CAP
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                2010 (a)
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $            8,331    $            5,659
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                    --                 8,331                 5,659
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 8,060                    --                    --
      Realized gains (losses) on sale of investments.........                 1,017                 1,545                   197
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 9,077                 1,545                   197
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                15,667              (52,132)                61,964
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                24,744              (50,587)                62,161
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            24,744    $         (42,256)    $           67,820
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                       ROYCE SMALL-CAP
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $              586    $            3,804    $              425
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                  586                 3,804                   425
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               13,477                    --                    --
      Realized gains (losses) on sale of investments.........               22,187                18,080                 2,111
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               35,664                18,080                 2,111
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               34,489              (64,398)                63,066
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               70,153              (46,318)                65,177
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           70,739    $         (42,514)    $           65,602
                                                                ==================    ==================    ==================


                                                                                   UIF EMERGING MARKETS DEBT
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            16,821    $            7,775    $              318
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                16,821                 7,775                   318
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                 2,422                    --
      Realized gains (losses) on sale of investments.........                 2,466                   392                    87
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 2,466                 2,814                    87
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                89,788                    79                   318
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                92,254                 2,893                   405
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           109,075    $           10,668    $              723
                                                                ===================    ==================    ==================


                                                                                 UIF EMERGING MARKETS EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $               --    $            1,515    $              758
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                   --                 1,515                   758
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                 (26)                 4,478                   899
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                 (26)                 4,478                   899
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              139,206              (99,779)                38,992
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              139,180              (95,301)                39,891
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          139,180    $         (93,786)    $           40,649
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                             WELLS FARGO VT TOTAL RETURN BOND
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            4,369    $           18,903    $           29,774
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                4,369                18,903                29,774
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                6,160                30,313                23,602
      Realized gains (losses) on sale of investments........                1,595                15,483                10,857
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                7,755                45,796                34,459
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                5,968               (7,169)              (12,496)
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               13,723                38,627                21,963
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           18,092    $           57,530    $           51,737
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --    $           18,192    $            1,486
   Net realized gains (losses)..............................          (1,307,724)              (40,514)                 8,379
   Change in unrealized gains (losses) on investments.......            1,419,031           (1,444,286)                 1,480
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              111,307           (1,466,608)                11,345
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                4,561                 6,425                 1,269
   Net transfers (including fixed account)..................          (4,345,166)             5,890,970              (20,468)
   Policy charges...........................................              (2,096)             (229,188)               (2,162)
   Transfers for policy benefits and terminations...........                (445)              (27,392)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (4,343,146)             5,640,815              (21,361)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................          (4,231,839)             4,174,207              (10,016)
NET ASSETS:
   Beginning of year........................................            4,293,695               119,488               129,504
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $           61,856    $        4,293,695    $          119,488
                                                               ==================    ==================    ==================

                                                                           ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            2,404   $            2,097    $            2,177
   Net realized gains (losses)..............................                1,787                  184                 2,172
   Change in unrealized gains (losses) on investments.......                (188)                  563               (1,393)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                4,003                2,844                 2,956
                                                               ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                8,926                2,678                 3,570
   Net transfers (including fixed account)..................               44,909                   --                 9,880
   Policy charges...........................................              (1,818)              (1,493)               (1,194)
   Transfers for policy benefits and terminations...........                  (6)                  (8)                 (255)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               52,011                1,177                12,001
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets..................               56,014                4,021                14,957
NET ASSETS:
   Beginning of year........................................               47,286               43,265                28,308
                                                               ------------------   ------------------    ------------------
   End of year..............................................   $          103,300   $           47,286    $           43,265
                                                               ==================   ==================    ==================

                                                                           ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                2010 (a)
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $                2    $            (160)    $               31
   Net realized gains (losses)..............................                  (1)                   175                     1
   Change in unrealized gains (losses) on investments.......                   17                 (129)                    88
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                   18                 (114)                   120
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                   --                   268                    --
   Net transfers (including fixed account)..................                    2               (1,225)                 1,252
   Policy charges...........................................                  (5)                  (24)                  (15)
   Transfers for policy benefits and terminations...........                   --                 (121)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                  (3)               (1,102)                 1,237
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................                   15               (1,216)                 1,357
NET ASSETS:
   Beginning of year........................................                  141                 1,357                    --
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $              156    $              141    $            1,357
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  AMERICAN CENTURY VP VISTA
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $               --    $               --    $               --
   Net realized gains (losses)...............................                  328                 5,995                12,351
   Change in unrealized gains (losses) on investments........                  873               (8,184)               (1,947)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                1,201               (2,189)                10,404
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                   --                11,044                13,202
   Net transfers (including fixed account)...................                  870              (72,025)              (83,499)
   Policy charges............................................                (954)               (2,331)               (3,069)
   Transfers for policy benefits and terminations............              (5,666)                    --               (9,338)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (5,750)              (63,312)              (82,704)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              (4,549)              (65,501)              (72,300)
NET ASSETS:
   Beginning of year.........................................                8,654                74,155               146,455
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $            4,105    $            8,654    $           74,155
                                                                ==================    ==================    ==================

                                                                                     AMERICAN FUNDS BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          123,941    $          132,520    $          119,188
   Net realized gains (losses)...............................               27,506                10,695               (8,911)
   Change in unrealized gains (losses) on investments........              108,693               121,054               122,161
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              260,140               264,269               232,438
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              681,465               678,665               724,857
   Net transfers (including fixed account)...................              491,460                53,187               320,665
   Policy charges............................................            (388,415)             (360,088)             (355,054)
   Transfers for policy benefits and terminations............            (359,799)             (265,605)             (318,517)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              424,711               106,159               371,951
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              684,851               370,428               604,389
NET ASSETS:
   Beginning of year.........................................            4,735,459             4,365,031             3,760,642
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        5,420,310    $        4,735,459    $        4,365,031
                                                                ==================    ==================    ==================

                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          681,533    $          727,300    $          939,977
   Net realized gains (losses)...............................            (342,892)              (68,423)             (386,466)
   Change in unrealized gains (losses) on investments........            9,028,936          (13,188,181)            11,810,164
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            9,367,577          (12,529,304)            12,363,675
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,754,997             7,605,640             8,529,505
   Net transfers (including fixed account)...................          (1,743,129)           (1,805,503)             (976,366)
   Policy charges............................................          (3,801,507)           (4,142,061)           (4,451,588)
   Transfers for policy benefits and terminations............          (3,815,121)           (4,059,136)           (4,114,157)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,604,760)           (2,401,060)           (1,012,606)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,762,817          (14,930,364)            11,351,069
NET ASSETS:
   Beginning of year.........................................           52,474,989            67,405,353            56,054,284
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       59,237,806    $       52,474,989    $       67,405,353
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                      AMERICAN FUNDS GROWTH
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $        879,818  $        630,009  $        700,076
   Net realized gains (losses)......................................          1,170,827           658,869         (328,082)
   Change in unrealized gains (losses) on investments...............         18,556,699       (6,628,058)        19,817,938
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................         20,607,344       (5,339,180)        20,189,932
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................         13,860,300        15,130,932        16,677,167
   Net transfers (including fixed account)..........................        (3,812,042)       (1,178,160)       (1,005,842)
   Policy charges...................................................        (8,845,036)       (9,007,053)       (9,003,630)
   Transfers for policy benefits and terminations...................        (9,088,854)       (8,844,884)       (8,617,264)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................        (7,885,632)       (3,899,165)       (1,949,569)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................         12,721,712       (9,238,345)        18,240,363
NET ASSETS:
   Beginning of year................................................        118,199,510       127,437,855       109,197,492
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $    130,921,222  $    118,199,510  $    127,437,855
                                                                       ================  ================  ================


                                                                                  AMERICAN FUNDS GROWTH-INCOME
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $      1,175,138  $      1,070,960  $        943,129
   Net realized gains (losses)......................................            300,932          (58,726)         (336,443)
   Change in unrealized gains (losses) on investments...............         10,629,027       (2,428,568)         6,948,053
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................         12,105,097       (1,416,334)         7,554,739
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................          8,728,377         9,556,841        10,334,758
   Net transfers (including fixed account)..........................        (1,135,580)         (457,407)         (240,405)
   Policy charges...................................................        (5,615,768)       (5,547,870)       (5,606,668)
   Transfers for policy benefits and terminations...................        (5,724,226)       (4,739,607)       (4,718,644)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................        (3,747,197)       (1,188,043)         (230,959)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................          8,357,900       (2,604,377)         7,323,780
NET ASSETS:
   Beginning of year................................................         71,256,817        73,861,194        66,537,414
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $     79,614,717  $     71,256,817  $     73,861,194
                                                                       ================  ================  ================

                                                                         AMERICAN FUNDS
                                                                        HIGH-INCOME BOND
                                                                       INVESTMENT DIVISION
                                                                       -------------------
                                                                            2012 (b)
                                                                       -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................     $         3,203
   Net realized gains (losses)......................................                   6
   Change in unrealized gains (losses) on investments...............               (677)
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from operations..............................................               2,532
                                                                       -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................                  --
   Net transfers (including fixed account)..........................              54,888
   Policy charges...................................................               (181)
   Transfers for policy benefits and terminations...................                 (8)
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................              54,699
                                                                       -------------------
     Net increase (decrease) in net assets..........................              57,231
NET ASSETS:
   Beginning of year................................................                  --
                                                                       -------------------
   End of year......................................................     $        57,231
                                                                       ===================


                                                                                  AMERICAN FUNDS INTERNATIONAL
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $          7,535  $         10,736  $         13,328
   Net realized gains (losses)......................................            (1,402)             (605)             (608)
   Change in unrealized gains (losses) on investments...............             82,398         (108,507)            46,566
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             88,531          (98,376)            59,286
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             46,649             4,120           196,875
   Net transfers (including fixed account)..........................           (25,495)          (89,752)           113,293
   Policy charges...................................................           (12,774)          (18,135)          (17,235)
   Transfers for policy benefits and terminations...................           (69,569)          (82,771)           (7,938)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................           (61,189)         (186,538)           284,995
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................             27,342         (284,914)           344,281
NET ASSETS:
   Beginning of year................................................            524,711           809,625           465,344
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        552,053  $        524,711  $        809,625
                                                                       ================  ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                      AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                ------------------    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $              440    $               773    $              683
   Net realized gains (losses)...............................                1,510                  1,620                   643
   Change in unrealized gains (losses) on investments........              (1,126)                    885                 1,804
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                  824                  3,278                 3,130
                                                                ------------------    -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                6,275                 18,071                 7,825
   Net transfers (including fixed account)...................                   --                (2,592)              (50,106)
   Policy charges............................................              (1,867)                (9,064)              (10,685)
   Transfers for policy benefits and terminations............              (5,579)                (1,984)               (2,565)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (1,171)                  4,431              (55,531)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets...................                (347)                  7,709              (52,401)
NET ASSETS:
   Beginning of year.........................................               45,539                 37,830                90,231
                                                                ------------------    -------------------    ------------------
   End of year...............................................   $           45,192    $            45,539    $           37,830
                                                                ==================    ===================    ==================

                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $             4,882    $            4,085    $            3,367
   Net realized gains (losses)...............................               (1,011)                 (960)              (14,086)
   Change in unrealized gains (losses) on investments........                18,857              (45,726)                19,382
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                22,728              (42,601)                 8,663
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                   895                 1,458                   955
   Net transfers (including fixed account)...................                     6               (1,532)              (65,938)
   Policy charges............................................               (2,557)               (3,962)               (3,958)
   Transfers for policy benefits and terminations............                    --                 (766)                    --
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               (1,656)               (4,802)              (68,941)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................                21,072              (47,403)              (60,278)
NET ASSETS:
   Beginning of year.........................................               184,061               231,464               291,742
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $           205,133    $          184,061    $          231,464
                                                                ===================    ==================    ==================

                                                                             FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           24,972    $            23,605    $           19,264
   Net realized gains (losses)...............................               35,697                 74,260                37,274
   Change in unrealized gains (losses) on investments........              172,026              (205,700)               201,872
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              232,695              (107,835)               258,410
                                                                ------------------    -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              122,067                182,388               168,558
   Net transfers (including fixed account)...................              249,730               (79,369)              (53,668)
   Policy charges............................................             (68,776)               (78,031)              (69,353)
   Transfers for policy benefits and terminations............                   --              (392,245)             (120,774)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              303,021              (367,257)              (75,237)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets...................              535,716              (475,092)               183,173
NET ASSETS:
   Beginning of year.........................................            1,430,516              1,905,608             1,722,435
                                                                ------------------    -------------------    ------------------
   End of year...............................................   $        1,966,232    $         1,430,516    $        1,905,608
                                                                ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                 FIDELITY VIP CONTRAFUND
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           28,837   $           20,916    $           27,427
   Net realized gains (losses)..............................               38,806               12,745             (217,628)
   Change in unrealized gains (losses) on investments.......              288,092             (98,141)               648,547
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              355,735             (64,480)               458,346
                                                               ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              127,751              206,289               166,923
   Net transfers (including fixed account)..................             (78,043)            (243,464)           (1,821,221)
   Policy charges...........................................             (99,800)            (104,834)             (104,054)
   Transfers for policy benefits and terminations...........            (114,270)            (319,235)              (10,806)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (164,362)            (461,244)           (1,769,158)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets..................              191,373            (525,724)           (1,310,812)
NET ASSETS:
   Beginning of year........................................            2,151,649            2,677,373             3,988,185
                                                               ------------------   ------------------    ------------------
   End of year..............................................   $        2,343,022   $        2,151,649    $        2,677,373
                                                               ==================   ==================    ==================

                                                                                FIDELITY VIP EQUITY-INCOME
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            1,836    $              637    $            3,327
   Net realized gains (losses)..............................                3,239                 2,625               (5,418)
   Change in unrealized gains (losses) on investments.......              (1,146)               (8,921)                31,745
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                3,929               (5,659)                29,654
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                1,366                26,285                37,251
   Net transfers (including fixed account)..................               39,024              (55,376)             (103,500)
   Policy charges...........................................                (617)               (4,868)               (6,481)
   Transfers for policy benefits and terminations...........                   --             (144,483)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               39,773             (178,442)              (72,730)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               43,702             (184,101)              (43,076)
NET ASSETS:
   Beginning of year........................................               18,589               202,690               245,766
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $           62,291    $           18,589    $          202,690
                                                               ==================    ==================    ==================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $             564    $              576    $              545
   Net realized gains (losses)..............................                 633                 1,481                   537
   Change in unrealized gains (losses) on investments.......               2,707               (2,344)                 2,036
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               3,904                 (287)                 3,118
                                                               -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               2,629                 2,823                 2,793
   Net transfers (including fixed account)..................                 210                   884                12,520
   Policy charges...........................................                  --                    --                    --
   Transfers for policy benefits and terminations...........             (1,249)               (1,136)               (1,119)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               1,590                 2,571                14,194
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               5,494                 2,284                17,312
NET ASSETS:
   Beginning of year........................................              34,144                31,860                14,548
                                                               -----------------    ------------------    ------------------
   End of year..............................................   $          39,638    $           34,144    $           31,860
                                                               =================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                FIDELITY VIP FREEDOM 2020
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                               -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          14,905    $           15,048    $           14,881
   Net realized gains (losses)..............................              14,637                12,805                 8,278
   Change in unrealized gains (losses) on investments.......              62,352              (33,543)                70,032
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              91,894               (5,690)                93,191
                                                               -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              13,429                12,681                10,953
   Net transfers (including fixed account)..................            (20,603)                33,211                 1,108
   Policy charges...........................................            (10,886)              (10,197)               (9,499)
   Transfers for policy benefits and terminations...........             (8,824)              (68,993)               (5,562)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (26,884)              (33,298)               (3,000)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              65,010              (38,988)                90,191
NET ASSETS:
   Beginning of year........................................             699,714               738,702               648,511
                                                               -----------------    ------------------    ------------------
   End of year..............................................   $         764,724    $          699,714    $          738,702
                                                               =================    ==================    ==================

                                                                                 FIDELITY VIP FREEDOM 2030
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              665    $            1,018    $           1,885
   Net realized gains (losses)..............................                3,280                11,923                1,390
   Change in unrealized gains (losses) on investments.......                3,591              (12,843)               11,839
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                7,536                    98               15,114
                                                               ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                1,320                 2,634                3,169
   Net transfers (including fixed account)..................             (21,760)              (51,129)               62,506
   Policy charges...........................................                   --                 (455)              (1,273)
   Transfers for policy benefits and terminations...........              (1,232)               (2,369)              (3,063)
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (21,672)              (51,319)               61,339
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................             (14,136)              (51,221)               76,453
NET ASSETS:
   Beginning of year........................................               56,970               108,191               31,738
                                                               ------------------    ------------------    -----------------
   End of year..............................................   $           42,834    $           56,970    $         108,191
                                                               ==================    ==================    =================

                                                                       FIDELITY VIP FREEDOM 2050
                                                                          INVESTMENT DIVISION
                                                               ----------------------------------------
                                                                      2012                2011 (c)
                                                               ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              283    $              228
   Net realized gains (losses)..............................                2,160               (3,654)
   Change in unrealized gains (losses) on investments.......                  199                 1,450
                                                               ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                2,642               (1,976)
                                                               ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                   --                    --
   Net transfers (including fixed account)..................                   --                17,414
   Policy charges...........................................                   --                    --
   Transfers for policy benefits and terminations...........                (281)                    --
                                                               ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                (281)                17,414
                                                               ------------------    ------------------
     Net increase (decrease) in net assets..................                2,361                15,438
NET ASSETS:
   Beginning of year........................................               15,438                    --
                                                               ------------------    ------------------
   End of year..............................................   $           17,799    $           15,438
                                                               ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               FIDELITY VIP HIGH INCOME
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            9,229    $           2,953    $              340
   Net realized gains (losses).............................                   67                   13                 (227)
   Change in unrealized gains (losses) on investments......              (1,277)              (1,768)                   801
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................                8,019                1,198                   914
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                1,301                3,335                    --
   Net transfers (including fixed account).................              115,054               34,562              (36,834)
   Policy charges..........................................              (2,451)                (357)                 (282)
   Transfers for policy benefits and terminations..........                   --                 (80)                 (148)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              113,904               37,460              (37,264)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              121,923               38,658              (36,350)
NET ASSETS:
   Beginning of year.......................................               43,223                4,565                40,915
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          165,146    $          43,223    $            4,565
                                                              ==================    =================    ==================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $           37,562    $           54,637   $           18,206
   Net realized gains (losses).............................               81,674                21,189               23,465
   Change in unrealized gains (losses) on investments......              (8,975)                 1,742             (13,312)
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              110,261                77,568               28,359
                                                              ------------------    ------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                  829                 1,122                  829
   Net transfers (including fixed account).................              464,291             1,150,764              281,430
   Policy charges..........................................             (27,932)              (16,946)              (9,224)
   Transfers for policy benefits and terminations..........              (9,509)                    --                   --
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              427,679             1,134,940              273,035
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets.................              537,940             1,212,508              301,394
NET ASSETS:
   Beginning of year.......................................            1,747,852               535,344              233,950
                                                              ------------------    ------------------   ------------------
   End of year.............................................   $        2,285,792    $        1,747,852   $          535,344
                                                              ==================    ==================   ==================

                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,865   $              150    $              502
   Net realized gains (losses).............................               67,641               12,027                 3,104
   Change in unrealized gains (losses) on investments......               20,392             (60,535)                83,723
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               90,898             (48,358)                87,329
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               78,618                5,952                95,232
   Net transfers (including fixed account).................               25,075              253,173                77,140
   Policy charges..........................................             (15,222)             (11,223)               (9,033)
   Transfers for policy benefits and terminations..........             (44,408)             (47,617)               (4,506)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               44,063              200,285               158,833
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................              134,961              151,927               246,162
NET ASSETS:
   Beginning of year.......................................              613,958              462,031               215,869
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          748,919   $          613,958    $          462,031
                                                              ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           21,682    $           22,691    $           10,103
   Net realized gains (losses)..............................               49,608                 1,929               (4,189)
   Change in unrealized gains (losses) on investments.......               33,439              (59,670)                81,592
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              104,729              (35,050)                87,506
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               83,607                53,641                97,464
   Net transfers (including fixed account)..................             (97,388)               113,146              (79,267)
   Policy charges...........................................             (22,528)              (24,225)              (20,745)
   Transfers for policy benefits and terminations...........             (49,079)             (291,009)                 (141)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (85,388)             (148,447)               (2,689)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               19,341             (183,497)                84,817
NET ASSETS:
   Beginning of year........................................              783,835               967,332               882,515
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          803,176    $          783,835    $          967,332
                                                               ==================    ==================    ==================

                                                                            FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          115,174    $           89,150    $          164,170
   Net realized gains (losses)..............................             (16,852)               253,750              (50,450)
   Change in unrealized gains (losses) on investments.......              501,451             (552,735)               614,425
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              599,773             (209,835)               728,145
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              303,212               379,032               834,212
   Net transfers (including fixed account)..................              178,098           (5,636,582)               220,184
   Policy charges...........................................            (140,398)             (243,478)             (404,941)
   Transfers for policy benefits and terminations...........                   --             (512,046)              (68,047)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              340,912           (6,013,074)               581,408
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              940,685           (6,222,909)             1,309,553
NET ASSETS:
   Beginning of year........................................            3,021,785             9,244,694             7,935,141
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        3,962,470    $        3,021,785    $        9,244,694
                                                               ==================    ==================    ==================

                                                                          FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           24,244    $           10,824    $               60
   Net realized gains (losses)..............................                  352              (11,299)                 4,601
   Change in unrealized gains (losses) on investments.......               26,566              (11,949)                 (171)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               51,162              (12,424)                 4,490
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               41,308                38,191                 9,303
   Net transfers (including fixed account)..................               73,730               482,861               (9,428)
   Policy charges...........................................             (10,633)               (7,628)                 (825)
   Transfers for policy benefits and terminations...........              (2,811)             (215,383)               (3,516)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              101,594               298,041               (4,466)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              152,756               285,617                    24
NET ASSETS:
   Beginning of year........................................              289,345                 3,728                 3,704
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          442,101    $          289,345    $            3,728
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  GOLDMAN SACHS MID-CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $             2,932   $             2,221    $            2,264
   Net realized gains (losses)...............................                 (683)              (27,627)              (13,608)
   Change in unrealized gains (losses) on investments........                45,178                 1,030                84,633
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                47,427              (24,376)                73,289
                                                                -------------------   -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                    --                    --                    --
   Net transfers (including fixed account)...................                    --                    --              (23,223)
   Policy charges............................................               (8,787)               (9,130)               (9,204)
   Transfers for policy benefits and terminations............              (48,734)              (65,335)               (2,114)
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (57,521)              (74,465)              (34,541)
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets...................              (10,094)              (98,841)                38,748
NET ASSETS:
   Beginning of year.........................................               268,248               367,089               328,341
                                                                -------------------   -------------------    ------------------
   End of year...............................................   $           258,154   $           268,248    $          367,089
                                                                ===================   ===================    ==================

                                                                          GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $              308    $              424    $              254
   Net realized gains (losses)...............................                5,427                   175               (7,335)
   Change in unrealized gains (losses) on investments........                (629)                 (255)                18,632
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                5,106                   344                11,551
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                4,965                   468                 4,077
   Net transfers (including fixed account)...................             (32,037)                    --              (33,283)
   Policy charges............................................              (1,976)               (1,804)               (1,601)
   Transfers for policy benefits and terminations............                   --                   (1)                    --
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (29,048)               (1,337)              (30,807)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             (23,942)                 (993)              (19,256)
NET ASSETS:
   Beginning of year.........................................               50,259                51,252                70,508
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $           26,317    $           50,259    $           51,252
                                                                ==================    ==================    ==================

                                                                                INVESCO V.I. GLOBAL REAL ESTATE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $            10,832    $           72,431    $           71,976
   Net realized gains (losses)...............................              (24,321)             (158,339)             (130,047)
   Change in unrealized gains (losses) on investments........               481,388              (44,519)               289,353
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               467,899             (130,427)               231,282
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                92,394                18,821                 3,708
   Net transfers (including fixed account)...................               676,565               131,727              (63,773)
   Policy charges............................................              (68,963)              (66,134)              (53,968)
   Transfers for policy benefits and terminations............              (43,803)              (60,454)              (26,660)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               656,193                23,960             (140,693)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             1,124,092             (106,467)                90,589
NET ASSETS:
   Beginning of year.........................................             1,490,644             1,597,111             1,506,522
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $         2,614,736    $        1,490,644    $        1,597,111
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         INVESCO V.I. GOVERNMENT SECURITIES
                                                                                 INVESTMENT DIVISION
                                                                       ---------------------------------------
                                                                              2012                2011 (d)
                                                                       ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $               --    $              --
   Net realized gains (losses).......................................               1,308                1,389
   Change in unrealized gains (losses) on investments................             (1,335)                1,336
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations...............................................                (27)                2,725
                                                                       ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................                  --                   --
   Net transfers (including fixed account)...........................            (21,034)               19,885
   Policy charges....................................................               (119)              (1,119)
   Transfers for policy benefits and terminations....................                  --                   --
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................            (21,153)               18,766
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets...........................            (21,180)               21,491
NET ASSETS:
   Beginning of year.................................................              21,491                   --
                                                                       ------------------    -----------------
   End of year.......................................................  $              311    $          21,491
                                                                       ==================    =================

                                                                                    INVESCO V.I. INTERNATIONAL GROWTH
                                                                                           INVESTMENT DIVISION
                                                                       -------------------------------------------------------------
                                                                              2012                 2011                  2010
                                                                       ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $           90,329    $           3,660    $            4,364
   Net realized gains (losses).......................................              18,589                3,888                 1,465
   Change in unrealized gains (losses) on investments................             685,032             (28,330)                26,537
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations...............................................             793,950             (20,782)                32,366
                                                                       ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................           1,064,864                3,175                43,890
   Net transfers (including fixed account)...........................           4,933,992             (26,489)               184,805
   Policy charges....................................................           (310,061)              (6,987)               (5,205)
   Transfers for policy benefits and terminations....................                  --            (197,921)               (1,805)
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................           5,688,795            (228,222)               221,685
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets...........................           6,482,745            (249,004)               254,051
NET ASSETS:
   Beginning of year.................................................              23,407              272,411                18,360
                                                                       ------------------    -----------------    ------------------
   End of year.......................................................  $        6,506,152    $          23,407    $          272,411
                                                                       ==================    =================    ==================

                                                                                    INVESCO V.I. VAN KAMPEN COMSTOCK
                                                                                           INVESTMENT DIVISION
                                                                       -------------------------------------------------------------
                                                                              2012                 2011                2010 (e)
                                                                       ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $            3,483   $              489    $               --
   Net realized gains (losses).......................................               1,338                (127)                    53
   Change in unrealized gains (losses) on investments................              32,459              (6,181)                    45
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations...............................................              37,280              (5,819)                    98
                                                                       ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................              26,415               18,211                    --
   Net transfers (including fixed account)...........................            (11,358)              148,276                31,986
   Policy charges....................................................             (5,093)              (2,690)                    --
   Transfers for policy benefits and terminations....................                  --                   --                    --
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................               9,964              163,797                31,986
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets...........................              47,244              157,978                32,084
NET ASSETS:
   Beginning of year.................................................             190,062               32,084                    --
                                                                       ------------------   ------------------    ------------------
   End of year.......................................................  $          237,306   $          190,062    $           32,084
                                                                       ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                   JANUS ASPEN BALANCED
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           27,163    $           44,376    $           54,166
   Net realized gains (losses)..............................              115,247               137,912                26,581
   Change in unrealized gains (losses) on investments.......               25,664             (161,867)                90,252
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              168,074                20,421               170,999
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              153,325               105,004               500,783
   Net transfers (including fixed account)..................            (463,753)             (679,101)               426,734
   Policy charges...........................................             (37,906)              (57,528)              (54,051)
   Transfers for policy benefits and terminations...........             (58,979)             (575,867)               (8,070)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (407,313)           (1,207,492)               865,396
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            (239,239)           (1,187,071)             1,036,395
NET ASSETS:
   Beginning of year........................................            1,339,788             2,526,859             1,490,464
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        1,100,549    $        1,339,788    $        2,526,859
                                                               ==================    ==================    ==================

                                                                                     JANUS ASPEN FORTY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            5,152    $            2,325    $            2,433
   Net realized gains (losses)..............................               38,660                43,353                14,051
   Change in unrealized gains (losses) on investments.......              126,343             (117,114)                47,707
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              170,155              (71,436)                64,191
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               86,108                58,591               190,160
   Net transfers (including fixed account)..................             (41,907)             (237,596)                46,953
   Policy charges...........................................             (29,645)              (30,157)              (32,843)
   Transfers for policy benefits and terminations...........                   --             (229,034)               (6,634)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               14,556             (438,196)               197,636
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              184,711             (509,632)               261,827
NET ASSETS:
   Beginning of year........................................              703,136             1,212,768               950,941
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          887,847    $          703,136    $        1,212,768
                                                               ==================    ==================    ==================

                                                                                     JANUS ASPEN JANUS
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            5,213    $            5,397    $           73,809
   Net realized gains (losses)..............................               29,069             1,561,413                52,158
   Change in unrealized gains (losses) on investments.......              122,884           (1,416,036)               848,330
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              157,166               150,774               974,297
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               19,037                 6,403               635,005
   Net transfers (including fixed account)..................             (14,200)           (6,850,158)              (58,773)
   Policy charges...........................................             (41,868)              (89,176)             (348,978)
   Transfers for policy benefits and terminations...........              (6,552)             (191,751)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (43,583)           (7,124,682)               227,254
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              113,583           (6,973,908)             1,201,551
NET ASSETS:
   Beginning of year........................................              858,094             7,832,002             6,630,451
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          971,677    $          858,094    $        7,832,002
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                 JANUS ASPEN OVERSEAS
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,519   $            1,291    $            1,609
   Net realized gains (losses).............................               36,365             (90,371)                 4,218
   Change in unrealized gains (losses) on investments......                8,927            (214,175)                62,994
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               47,811            (303,255)                68,821
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               72,495               17,337                61,601
   Net transfers (including fixed account).................                 (60)              362,799               175,192
   Policy charges..........................................             (20,490)             (57,215)               (7,851)
   Transfers for policy benefits and terminations..........              (1,949)             (51,382)               (4,005)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               49,996              271,539               224,937
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................               97,807             (31,716)               293,758
NET ASSETS:
   Beginning of year.......................................              344,135              375,851                82,093
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          441,942   $          344,135    $          375,851
                                                              ==================   ==================    ==================

                                                                                  MFS VIT GLOBAL EQUITY
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $               61    $             575    $            1,232
   Net realized gains (losses).............................                  428               12,787                   183
   Change in unrealized gains (losses) on investments......                6,795             (16,173)                19,523
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................                7,284              (2,811)                20,938
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                2,223               10,718                28,453
   Net transfers (including fixed account).................              121,236            (180,476)               103,015
   Policy charges..........................................                (579)              (1,554)               (2,958)
   Transfers for policy benefits and terminations..........                (150)             (47,257)               (1,538)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              122,730            (218,569)               126,972
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              130,014            (221,380)               147,910
NET ASSETS:
   Beginning of year.......................................                5,414              226,794                78,884
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          135,428    $           5,414    $          226,794
                                                              ==================    =================    ==================

                                                                                  MFS VIT HIGH INCOME
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          10,779    $           12,069    $           8,657
   Net realized gains (losses).............................               2,215                   361                  680
   Change in unrealized gains (losses) on investments......               6,400               (7,343)                7,331
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              19,394                 5,087               16,668
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                  --                    --                   --
   Net transfers (including fixed account).................               9,417                    --                (706)
   Policy charges..........................................             (2,141)               (1,863)              (1,750)
   Transfers for policy benefits and terminations..........               (714)                  (22)                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               6,562               (1,885)              (2,456)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              25,956                 3,202               14,212
NET ASSETS:
   Beginning of year.......................................             135,311               132,109              117,897
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         161,267    $          135,311    $         132,109
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                                      MFS VIT NEW DISCOVERY
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $             --  $             --  $             --
   Net realized gains (losses)......................................             16,176            18,098               544
   Change in unrealized gains (losses) on investments...............             11,186          (32,906)            28,843
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             27,362          (14,808)            29,387
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             25,604             6,694             8,926
   Net transfers (including fixed account)..........................              1,556                 5            94,362
   Policy charges...................................................            (4,934)           (4,419)           (2,781)
   Transfers for policy benefits and terminations...................                 --                --                --
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................             22,226             2,280           100,507
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................             49,588          (12,528)           129,894
NET ASSETS:
   Beginning of year................................................            122,395           134,923             5,029
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        171,983  $        122,395  $        134,923
                                                                       ================  ================  ================




                                                                                          MFS VIT VALUE
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $            668  $            999  $            969
   Net realized gains (losses)......................................              3,543           (9,686)             (552)
   Change in unrealized gains (losses) on investments...............              2,241             6,173             7,585
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................              6,452           (2,514)             8,002
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................                 --                --                --
   Net transfers (including fixed account)..........................                 --                --                --
   Policy charges...................................................            (2,417)           (2,722)           (2,906)
   Transfers for policy benefits and terminations...................           (31,172)          (29,560)               (2)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................           (33,589)          (32,282)           (2,908)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................           (27,137)          (34,796)             5,094
NET ASSETS:
   Beginning of year................................................             44,299            79,095            74,001
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $         17,162  $         44,299  $         79,095
                                                                       ================  ================  ================

                                                                              MIST
                                                                        ALLIANCEBERNSTEIN
                                                                         GLOBAL DYNAMIC
                                                                           ALLOCATION
                                                                       INVESTMENT DIVISION
                                                                       -------------------
                                                                            2012 (f)
                                                                       -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................     $            --
   Net realized gains (losses)......................................                  --
   Change in unrealized gains (losses) on investments...............                 163
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from operations..............................................                 163
                                                                       -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................               1,541
   Net transfers (including fixed account)..........................               5,907
   Policy charges...................................................               (513)
   Transfers for policy benefits and terminations...................                  --
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................               6,935
                                                                       -------------------
     Net increase (decrease) in net assets..........................               7,098
NET ASSETS:
   Beginning of year................................................                  --
                                                                       -------------------
   End of year......................................................     $         7,098
                                                                       ===================




                                                                             MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $         10,680  $          6,635  $          3,146
   Net realized gains (losses)......................................              9,312             6,294             1,822
   Change in unrealized gains (losses) on investments...............             50,640          (23,258)            26,193
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             70,632          (10,329)            31,161
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             95,603           100,111           105,391
   Net transfers (including fixed account)..........................              9,483            36,239            89,836
   Policy charges...................................................           (41,140)          (32,003)          (11,710)
   Transfers for policy benefits and terminations...................           (19,150)           (5,429)                --
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................             44,796            98,918           183,517
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................            115,428            88,589           214,678
NET ASSETS:
   Beginning of year................................................            515,995           427,406           212,728
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        631,423  $        515,995  $        427,406
                                                                       ================  ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                          MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              --------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                              ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           13,384    $           10,815    $            2,434
   Net realized gains (losses)..............................              16,384                 9,254                 5,990
   Change in unrealized gains (losses) on investments.......              96,877              (58,738)                79,550
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             126,645              (38,669)                87,974
                                                              ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............             256,426               267,061               355,048
   Net transfers (including fixed account)..................              39,236                31,086               223,657
   Policy charges...........................................           (109,463)             (124,905)              (93,195)
   Transfers for policy benefits and terminations...........           (167,111)              (59,628)               (2,170)
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              19,088               113,614               483,340
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................             145,733                74,945               571,314
NET ASSETS:
   Beginning of year........................................             781,245               706,300               134,986
                                                              ------------------    ------------------    ------------------
   End of year..............................................  $          926,978    $          781,245    $          706,300
                                                              ==================    ==================    ==================



                                                                         MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           10,434    $            5,453   $            2,501
   Net realized gains (losses)..............................              11,099                 3,384                  646
   Change in unrealized gains (losses) on investments.......              29,635               (7,233)               16,902
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              51,168                 1,604               20,049
                                                              ------------------    ------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............             224,194               153,402              103,657
   Net transfers (including fixed account)..................              22,347                57,534               70,020
   Policy charges...........................................            (81,784)              (55,936)             (37,265)
   Transfers for policy benefits and terminations...........            (29,845)               (5,092)              (2,260)
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             134,912               149,908              134,152
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets..................             186,080               151,512              154,201
NET ASSETS:
   Beginning of year........................................             401,606               250,094               95,893
                                                              ------------------    ------------------   ------------------
   End of year..............................................  $          587,686    $          401,606   $          250,094
                                                              ==================    ==================   ==================

                                                                   MIST AQR         MIST BLACKROCK
                                                                  GLOBAL RISK       GLOBAL TACTICAL
                                                                   BALANCED           STRATEGIES
                                                              INVESTMENT DIVISION INVESTMENT DIVISION
                                                              ------------------- -------------------
                                                                   2012 (f)            2012 (f)
                                                              ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $               --  $               --
   Net realized gains (losses)..............................                (28)                  51
   Change in unrealized gains (losses) on investments.......                 375                 878
                                                              ------------------- -------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                 347                 929
                                                              ------------------- -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               2,706               5,304
   Net transfers (including fixed account)..................              22,769              34,552
   Policy charges...........................................             (1,026)             (1,705)
   Transfers for policy benefits and terminations...........                (12)                 (2)
                                                              ------------------- -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              24,437              38,149
                                                              ------------------- -------------------
     Net increase (decrease) in net assets..................              24,784              39,078
NET ASSETS:
   Beginning of year........................................                  --                  --
                                                              ------------------- -------------------
   End of year..............................................  $           24,784  $           39,078
                                                              =================== ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               MIST BLACKROCK LARGE CAP CORE
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        2,105,871    $       1,842,952    $        2,318,294
   Net realized gains (losses)..............................          (3,353,915)          (4,542,808)           (7,248,214)
   Change in unrealized gains (losses) on investments.......           38,395,441            3,050,880            38,497,976
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           37,147,397              351,024            33,568,056
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           30,263,186           32,085,988            34,809,861
   Net transfers (including fixed account)..................          (3,536,610)          (2,768,320)           (2,767,361)
   Policy charges...........................................         (25,681,797)         (26,055,182)          (26,462,547)
   Transfers for policy benefits and terminations...........         (22,249,090)         (21,487,307)          (21,236,249)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................         (21,204,311)         (18,224,821)          (15,656,296)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................           15,943,086         (17,873,797)            17,911,760
NET ASSETS:
   Beginning of year........................................          291,615,739          309,489,536           291,577,776
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $      307,558,825    $     291,615,739    $      309,489,536
                                                               ==================    =================    ==================

                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          469,650    $         822,247    $        1,533,638
   Net realized gains (losses)..............................            (282,095)            (421,589)             (571,095)
   Change in unrealized gains (losses) on investments.......            4,988,577          (1,500,208)             1,969,823
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            5,176,132          (1,099,550)             2,932,366
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            2,592,509            2,829,699             3,115,895
   Net transfers (including fixed account)..................            1,803,836            (266,335)               (6,843)
   Policy charges...........................................          (1,523,067)          (1,472,266)           (1,472,706)
   Transfers for policy benefits and terminations...........          (1,526,479)          (1,591,725)           (1,474,613)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            1,346,799            (500,627)               161,733
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................            6,522,931          (1,600,177)             3,094,099
NET ASSETS:
   Beginning of year........................................           19,560,387           21,160,564            18,066,465
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $       26,083,318    $      19,560,387    $       21,160,564
                                                               ==================    =================    ==================

                                                                                MIST DREMAN SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              358    $              472    $             172
   Net realized gains (losses)..............................                3,130                 1,124                  403
   Change in unrealized gains (losses) on investments.......                1,696               (4,058)                3,392
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                5,184               (2,462)                3,967
                                                               ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               11,572                 8,977                2,082
   Net transfers (including fixed account)..................              (1,795)                 6,064                6,849
   Policy charges...........................................              (6,279)               (4,130)              (2,545)
   Transfers for policy benefits and terminations...........              (6,067)                    --                   --
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              (2,569)                10,911                6,386
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................                2,615                 8,449               10,353
NET ASSETS:
   Beginning of year........................................               35,938                27,489               17,136
                                                               ------------------    ------------------    -----------------
   End of year..............................................   $           38,553    $           35,938    $          27,489
                                                               ==================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                   MIST HARRIS OAKMARK INTERNATIONAL
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011              2010
                                                                         ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $        497,722  $        (38,360)  $        531,826
   Net realized gains (losses)........................................          (140,345)          (114,036)         (312,283)
   Change in unrealized gains (losses) on investments.................          7,474,599        (4,256,535)         4,235,035
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations................................................          7,831,976        (4,408,931)         4,454,578
                                                                         ----------------  -----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................          3,418,984          3,837,373         4,074,673
   Net transfers (including fixed account)............................          (782,470)            133,438           669,473
   Policy charges.....................................................        (1,876,193)        (1,940,266)       (1,984,772)
   Transfers for policy benefits and terminations.....................        (2,206,344)        (1,949,570)       (2,128,605)
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................        (1,446,023)             80,975           630,769
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets............................          6,385,953        (4,327,956)         5,085,347
NET ASSETS:
   Beginning of year..................................................         27,216,742         31,544,698        26,459,351
                                                                         ----------------  -----------------  ----------------
   End of year........................................................   $     33,602,695  $      27,216,742  $     31,544,698
                                                                         ================  =================  ================

                                                                            MIST INVESCO
                                                                            BALANCED-RISK
                                                                             ALLOCATION
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (f)
                                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................    $             23
   Net realized gains (losses)........................................                  83
   Change in unrealized gains (losses) on investments.................                 (2)
                                                                         -------------------
     Net increase (decrease) in net assets resulting
       from operations................................................                 104
                                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................               1,603
   Net transfers (including fixed account)............................               6,312
   Policy charges.....................................................               (506)
   Transfers for policy benefits and terminations.....................                  --
                                                                         -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................               7,409
                                                                         -------------------
     Net increase (decrease) in net assets............................               7,513
NET ASSETS:
   Beginning of year..................................................                  --
                                                                         -------------------
   End of year........................................................    $          7,513
                                                                         ===================



                                                                                     MIST INVESCO SMALL CAP GROWTH
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $         (5,823)  $        (5,378)  $         (4,411)
   Net realized gains (losses)........................................             428,171           169,309           (15,371)
   Change in unrealized gains (losses) on investments.................             331,488         (192,641)            887,599
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations................................................             753,836          (28,710)            867,817
                                                                         -----------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................             443,063           453,004            471,774
   Net transfers (including fixed account)............................           (437,534)            42,346            164,724
   Policy charges.....................................................           (265,168)         (262,281)          (242,532)
   Transfers for policy benefits and terminations.....................           (290,496)         (261,290)          (184,521)
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................           (550,135)          (28,221)            209,445
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets............................             203,701          (56,931)          1,077,262
NET ASSETS:
   Beginning of year..................................................           4,412,967         4,469,898          3,392,636
                                                                         -----------------  ----------------  -----------------
   End of year........................................................   $       4,616,668  $      4,412,967  $       4,469,898
                                                                         =================  ================  =================



                                                                                           MIST JANUS FORTY
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011              2010
                                                                         ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $         43,475   $        231,367  $        202,308
   Net realized gains (losses)........................................            176,627              2,199          (41,591)
   Change in unrealized gains (losses) on investments.................          2,618,525        (1,278,619)         1,120,682
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations................................................          2,838,627        (1,045,053)         1,281,399
                                                                         ----------------   ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................          1,848,830          2,050,382         2,241,409
   Net transfers (including fixed account)............................            554,060        (1,014,538)           410,883
   Policy charges.....................................................        (1,037,840)          (966,083)         (991,073)
   Transfers for policy benefits and terminations.....................        (1,121,178)          (795,086)         (788,374)
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................            243,872          (725,325)           872,845
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets............................          3,082,499        (1,770,378)         2,154,244
NET ASSETS:
   Beginning of year..................................................         12,484,277         14,254,655        12,100,411
                                                                         ----------------   ----------------  ----------------
   End of year........................................................   $     15,566,776   $     12,484,277  $     14,254,655
                                                                         ================   ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                              MIST JPMORGAN
                                              GLOBAL ACTIVE
                                               ALLOCATION              MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                                           INVESTMENT DIVISION                      INVESTMENT DIVISION
                                           ------------------- -------------------------------------------------------------
                                                2012 (f)              2012                  2011                  2010
                                           ------------------- ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $               68  $           20,415    $            2,384    $             392
   Net realized gains (losses)...........                 107             171,678                93,448             (57,251)
   Change in unrealized gains (losses)
     on investments......................                 152           2,107,124             (217,464)            1,583,027
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets
       resulting from operations.........                 327           2,299,217             (121,632)            1,526,168
                                           ------------------- ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................               1,977           1,437,587             1,318,130              897,883
   Net transfers (including fixed account)              17,364              70,510             5,034,717            (116,646)
   Policy charges........................               (785)           (965,403)             (807,741)            (544,125)
   Transfers for policy benefits and
     terminations........................                  --           (981,320)             (890,256)            (464,163)
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets
       resulting from policy transactions              18,556           (438,626)             4,654,850            (227,051)
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets              18,883           1,860,591             4,533,218            1,299,117
NET ASSETS:
   Beginning of year.....................                  --          12,365,794             7,832,576            6,533,459
                                           ------------------- ------------------    ------------------    -----------------
   End of year...........................  $           18,883  $       14,226,385    $       12,365,794    $       7,832,576
                                           =================== ==================    ==================    =================



                                                         MIST LORD ABBETT BOND DEBENTURE
                                                               INVESTMENT DIVISION
                                           -------------------------------------------------------------
                                                  2012                 2011                  2010
                                           ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $        1,923,060   $        1,509,115    $        1,660,434
   Net realized gains (losses)...........             218,347              583,376               240,525
   Change in unrealized gains (losses)
     on investments......................           1,167,280            (863,576)             1,315,427
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from operations.........           3,308,687            1,228,915             3,216,386
                                           ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................           2,367,942            2,158,065             2,523,009
   Net transfers (including fixed account)             308,984          (2,168,860)             (548,415)
   Policy charges........................         (1,678,880)          (1,640,766)           (1,768,086)
   Transfers for policy benefits and
     terminations........................         (1,522,631)          (1,520,091)           (1,782,906)
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from policy transactions           (524,585)          (3,171,652)           (1,576,398)
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets           2,784,102          (1,942,737)             1,639,988
NET ASSETS:
   Beginning of year.....................          25,730,993           27,673,730            26,033,742
                                           ------------------   ------------------    ------------------
   End of year...........................  $       28,515,095   $       25,730,993    $       27,673,730
                                           ==================   ==================    ==================



                                                         MIST LORD ABBETT MID CAP VALUE
                                                               INVESTMENT DIVISION
                                           -------------------------------------------------------------
                                                  2012                 2011                  2010
                                           -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $        (48,839)    $              603    $              568
   Net realized gains (losses)...........           (82,924)                   818                 3,236
   Change in unrealized gains (losses)
     on investments......................          2,481,449               (5,510)                19,769
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from operations.........          2,349,686               (4,089)                23,573
                                           -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................          4,895,051                 5,506                 6,334
   Net transfers (including fixed account)         74,538,068                11,792              (18,047)
   Policy charges........................        (3,428,791)               (3,541)               (4,191)
   Transfers for policy benefits and
     terminations........................        (3,581,952)                    --                    --
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from policy transactions         72,422,376                13,757              (15,904)
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets         74,772,062                 9,668                 7,669
NET ASSETS:
   Beginning of year.....................            120,858               111,190               103,521
                                           -----------------    ------------------    ------------------
   End of year...........................  $      74,892,920    $          120,858    $          111,190
                                           =================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               MIST MET/FRANKLIN INCOME
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $           13,809    $           8,323    $            3,216
   Net realized gains (losses).............................                6,138                5,705                   823
   Change in unrealized gains (losses) on investments......               16,385              (8,507)                10,272
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               36,332                5,521                14,311
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               63,058               44,198                28,894
   Net transfers (including fixed account).................               32,509               67,493                66,675
   Policy charges..........................................             (28,891)             (23,591)              (12,613)
   Transfers for policy benefits and terminations..........                (397)              (7,430)               (1,480)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               66,279               80,670                81,476
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              102,611               86,191                95,787
NET ASSETS:
   Beginning of year.......................................              237,483              151,292                55,505
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          340,094    $         237,483    $          151,292
                                                              ==================    =================    ==================

                                                                             MIST MET/FRANKLIN MUTUAL SHARES
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $              766    $           1,982    $               --
   Net realized gains (losses).............................               16,308                4,102                   683
   Change in unrealized gains (losses) on investments......              (3,910)              (6,478)                 4,077
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               13,164                (394)                 4,760
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               25,120               18,290                13,024
   Net transfers (including fixed account).................               13,414               18,465                22,360
   Policy charges..........................................             (12,687)              (9,290)               (6,571)
   Transfers for policy benefits and terminations..........                (376)              (4,200)                 (811)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               25,471               23,265                28,002
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               38,635               22,871                32,762
NET ASSETS:
   Beginning of year.......................................               79,913               57,042                24,280
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          118,548    $          79,913    $           57,042
                                                              ==================    =================    ==================

                                                                     MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          12,419    $            5,031    $              --
   Net realized gains (losses).............................               8,321                 2,290                1,546
   Change in unrealized gains (losses) on investments......              24,847              (10,599)               23,230
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              45,587               (3,278)               24,776
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              27,214                25,042               25,504
   Net transfers (including fixed account).................            (17,678)                 2,199               21,917
   Policy charges..........................................            (10,138)               (8,412)              (6,972)
   Transfers for policy benefits and terminations..........               (407)                  (19)                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................             (1,009)                18,810               40,449
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              44,578                15,532               65,225
NET ASSETS:
   Beginning of year.......................................             275,812               260,280              195,055
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         320,390    $          275,812    $         260,280
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                MIST MET/TEMPLETON GROWTH
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              964    $             792    $              305
   Net realized gains (losses)..............................                3,604                  371                   125
   Change in unrealized gains (losses) on investments.......                8,197              (5,463)                 3,904
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               12,765              (4,300)                 4,334
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               18,145               18,937                18,420
   Net transfers (including fixed account)..................              (9,508)                2,912                12,049
   Policy charges...........................................              (6,328)              (6,419)               (5,335)
   Transfers for policy benefits and terminations...........                (793)              (6,096)                 (173)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                1,516                9,334                24,961
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................               14,281                5,034                29,295
NET ASSETS:
   Beginning of year........................................               53,526               48,492                19,197
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $           67,807    $          53,526    $           48,492
                                                               ==================    =================    ==================

                                                                      MIST
                                                                  MET/TEMPLETON
                                                               INTERNATIONAL BOND      MIST METLIFE AGGRESSIVE STRATEGY
                                                               INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               -------------------  ---------------------------------------
                                                                    2012 (f)              2012                2011 (d)
                                                               -------------------  -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --   $         106,199    $          (8,047)
   Net realized gains (losses)..............................                   21            (55,023)             (117,896)
   Change in unrealized gains (losses) on investments.......                   47           2,084,613           (1,834,063)
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                   68           2,135,789           (1,960,006)
                                                               -------------------  -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                  772           2,523,168             1,640,701
   Net transfers (including fixed account)..................                2,031           (222,009)            14,330,838
   Policy charges...........................................                (254)         (1,016,618)             (680,441)
   Transfers for policy benefits and terminations...........                 (12)           (750,395)             (858,431)
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                2,537             534,146            14,432,667
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets..................                2,605           2,669,935            12,472,661
NET ASSETS:
   Beginning of year........................................                   --          12,472,661                    --
                                                               -------------------  -----------------    ------------------
   End of year..............................................   $            2,605   $      15,142,596    $       12,472,661
                                                               ===================  =================    ==================


                                                                  MIST METLIFE
                                                                  BALANCED PLUS        MIST MFS EMERGING MARKETS EQUITY
                                                               INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               -------------------  ---------------------------------------
                                                                    2012 (f)               2012                2011 (d)
                                                               -------------------  ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --   $            1,167    $              --
   Net realized gains (losses)..............................                  119              (1,470)                 (70)
   Change in unrealized gains (losses) on investments.......                1,691                9,361              (3,209)
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                1,810                9,058              (3,279)
                                                               -------------------  ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                2,506               18,431                3,938
   Net transfers (including fixed account)..................               42,755               46,229               23,265
   Policy charges...........................................              (1,138)              (6,816)                (911)
   Transfers for policy benefits and terminations...........                   --                (895)                 (63)
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               44,123               56,949               26,229
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets..................               45,933               66,007               22,950
NET ASSETS:
   Beginning of year........................................                   --               22,950                   --
                                                               -------------------  ------------------    -----------------
   End of year..............................................   $           45,933   $           88,957    $          22,950
                                                               ===================  ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              MIST MFS RESEARCH INTERNATIONAL
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          266,180    $          267,989    $          222,616
   Net realized gains (losses)..............................            (345,224)             (233,782)             (545,005)
   Change in unrealized gains (losses) on investments.......            2,185,121           (1,480,693)             1,743,808
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            2,106,077           (1,446,486)             1,421,419
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            1,458,020             1,640,050             1,870,809
   Net transfers (including fixed account)..................            1,660,976                51,977             (766,625)
   Policy charges...........................................            (839,930)             (858,974)             (890,996)
   Transfers for policy benefits and terminations...........            (841,229)           (1,130,486)             (892,543)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            1,437,837             (297,433)             (679,355)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            3,543,914           (1,743,919)               742,064
NET ASSETS:
   Beginning of year........................................           12,176,899            13,920,818            13,178,754
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $       15,720,813    $       12,176,899    $       13,920,818
                                                               ==================    ==================    ==================

                                                                                     MIST MLA MID CAP
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           26,174    $           43,433    $           44,249
   Net realized gains (losses)..............................             (28,631)              (15,584)              (93,933)
   Change in unrealized gains (losses) on investments.......              296,637             (320,660)             1,108,654
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              294,180             (292,811)             1,058,970
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              620,922               665,125               700,574
   Net transfers (including fixed account)..................            (187,706)               304,589                24,219
   Policy charges...........................................            (364,656)             (382,010)             (380,767)
   Transfers for policy benefits and terminations...........            (442,679)             (602,339)             (387,630)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (374,119)              (14,635)              (43,604)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................             (79,939)             (307,446)             1,015,366
NET ASSETS:
   Beginning of year........................................            5,277,678             5,585,124             4,569,758
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        5,197,739    $        5,277,678    $        5,585,124
                                                               ==================    ==================    ==================

                                                                            MIST MORGAN STANLEY MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------   -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        (579,825)   $           866,726   $        (375,077)
   Net realized gains (losses)..............................            1,677,793             7,856,152              336,382
   Change in unrealized gains (losses) on investments.......           15,368,250          (21,552,444)           31,775,159
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           16,466,218          (12,829,566)           31,736,464
                                                               ------------------   -------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           21,032,275            22,486,193           16,409,129
   Net transfers (including fixed account)..................          (1,255,442)           (4,111,245)          174,856,480
   Policy charges...........................................         (14,401,148)          (15,255,941)         (10,113,246)
   Transfers for policy benefits and terminations...........         (13,701,209)          (15,693,955)          (9,440,323)
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (8,325,524)          (12,574,948)          171,712,040
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets..................            8,140,694          (25,404,514)          203,448,504
NET ASSETS:
   Beginning of year........................................          178,350,417           203,754,931              306,427
                                                               ------------------   -------------------   ------------------
   End of year..............................................   $      186,491,111   $       178,350,417   $      203,754,931
                                                               ==================   ===================   ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                           MIST PIMCO INFLATION PROTECTED BOND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          369,500    $         146,996    $          195,330
   Net realized gains (losses).............................              800,878              525,047               281,279
   Change in unrealized gains (losses) on investments......            (101,684)              331,187               130,473
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................            1,068,694            1,003,230               607,082
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............            1,385,490            1,244,015             1,208,996
   Net transfers (including fixed account).................            2,478,586              671,186               587,680
   Policy charges..........................................            (865,472)            (683,641)             (626,248)
   Transfers for policy benefits and terminations..........            (915,239)            (527,827)             (699,416)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            2,083,365              703,733               471,012
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................            3,152,059            1,706,963             1,078,094
NET ASSETS:
   Beginning of year.......................................           10,519,501            8,812,538             7,734,444
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $       13,671,560    $      10,519,501    $        8,812,538
                                                              ==================    =================    ==================

                                                                                MIST PIMCO TOTAL RETURN
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011                 2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $       1,570,173    $        1,281,730    $       1,574,811
   Net realized gains (losses).............................             347,234             1,634,121              474,495
   Change in unrealized gains (losses) on investments......           2,519,869           (1,410,547)            1,426,113
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................           4,437,276             1,505,304            3,475,419
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............           4,797,851             5,110,970            5,334,220
   Net transfers (including fixed account).................           1,382,335             1,024,517            3,101,158
   Policy charges..........................................         (3,598,862)           (3,416,996)          (3,436,516)
   Transfers for policy benefits and terminations..........         (3,664,586)           (3,694,178)          (3,692,336)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................         (1,083,262)             (975,687)            1,306,526
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................           3,354,014               529,617            4,781,945
NET ASSETS:
   Beginning of year.......................................          47,131,879            46,602,262           41,820,317
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $      50,485,893    $       47,131,879    $      46,602,262
                                                              =================    ==================    =================

                                                                                    MIST PIONEER FUND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,902    $           2,289    $            1,987
   Net realized gains (losses).............................                1,266               21,102                 6,067
   Change in unrealized gains (losses) on investments......               14,560             (30,602)                25,716
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               18,728              (7,211)                33,770
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                4,118                5,551                 4,871
   Net transfers (including fixed account).................                   15              (1,284)              (26,206)
   Policy charges..........................................              (4,551)              (4,647)               (5,711)
   Transfers for policy benefits and terminations..........                   --             (61,915)                    --
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................                (418)             (62,295)              (27,046)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               18,310             (69,506)                 6,724
NET ASSETS:
   Beginning of year.......................................              176,354              245,860               239,136
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          194,664    $         176,354    $          245,860
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                           MIST RCM TECHNOLOGY
                                                                                           INVESTMENT DIVISION
                                                                          -----------------------------------------------------
                                                                                2012               2011              2010
                                                                          ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $       (19,709)  $        (21,877)  $       (19,473)
   Net realized gains (losses).........................................          1,817,918            512,571          (54,192)
   Change in unrealized gains (losses) on investments..................          (166,446)        (1,944,446)         3,551,862
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................          1,631,763        (1,453,752)         3,478,197
                                                                          ----------------  -----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................          1,416,829          1,591,820         1,602,041
   Net transfers (including fixed account).............................          (338,762)          (740,109)             7,146
   Policy charges......................................................          (971,378)        (1,067,941)       (1,050,386)
   Transfers for policy benefits and terminations......................        (1,022,707)        (1,227,369)       (1,144,160)
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................          (916,018)        (1,443,599)         (585,359)
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets.............................            715,745        (2,897,351)         2,892,838
NET ASSETS:
   Beginning of year...................................................         13,216,535         16,113,886        13,221,048
                                                                          ----------------  -----------------  ----------------
   End of year.........................................................   $     13,932,280  $      13,216,535  $     16,113,886
                                                                          ================  =================  ================

                                                                            MIST SCHRODERS
                                                                          GLOBAL MULTI-ASSET
                                                                          INVESTMENT DIVISION
                                                                          -------------------
                                                                               2012 (f)
                                                                          -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................    $             42
   Net realized gains (losses).........................................                 103
   Change in unrealized gains (losses) on investments..................                (23)
                                                                          -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................................                 122
                                                                          -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................                 792
   Net transfers (including fixed account).............................               5,247
   Policy charges......................................................               (409)
   Transfers for policy benefits and terminations......................                  --
                                                                          -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................               5,630
                                                                          -------------------
     Net increase (decrease) in net assets.............................               5,752
NET ASSETS:
   Beginning of year...................................................                  --
                                                                          -------------------
   End of year.........................................................    $          5,752
                                                                          ===================


                                                                                     MIST SSGA GROWTH AND INCOME ETF
                                                                                           INVESTMENT DIVISION
                                                                          ------------------------------------------------------
                                                                                2012               2011              2010
                                                                          ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $        126,210  $          67,326  $          30,178
   Net realized gains (losses).........................................            168,614            123,633             16,158
   Change in unrealized gains (losses) on investments..................            365,606          (151,325)            322,318
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................            660,430             39,634            368,654
                                                                          ----------------  -----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................            646,514            610,076            471,109
   Net transfers (including fixed account).............................            942,683            653,921          1,821,735
   Policy charges......................................................          (351,822)          (275,433)          (206,111)
   Transfers for policy benefits and terminations......................          (341,292)          (235,978)          (217,589)
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................            896,083            752,586          1,869,144
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets.............................          1,556,513            792,220          2,237,798
NET ASSETS:
   Beginning of year...................................................          4,611,127          3,818,907          1,581,109
                                                                          ----------------  -----------------  -----------------
   End of year.........................................................   $      6,167,640  $       4,611,127  $       3,818,907
                                                                          ================  =================  =================


                                                                                          MIST SSGA GROWTH ETF
                                                                                           INVESTMENT DIVISION
                                                                          ------------------------------------------------------
                                                                                2012               2011               2010
                                                                          -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $          74,518  $         52,353  $          30,058
   Net realized gains (losses).........................................             177,699            63,035             12,378
   Change in unrealized gains (losses) on investments..................             279,360         (183,850)            271,601
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................             531,577          (68,462)            314,037
                                                                          -----------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................             510,609           473,918            426,740
   Net transfers (including fixed account).............................             331,103           671,574            479,704
   Policy charges......................................................           (237,442)         (208,531)          (158,620)
   Transfers for policy benefits and terminations......................           (200,877)         (238,362)          (171,487)
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................             403,393           698,599            576,337
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets.............................             934,970           630,137            890,374
NET ASSETS:
   Beginning of year...................................................           3,309,518         2,679,381          1,789,007
                                                                          -----------------  ----------------  -----------------
   End of year.........................................................   $       4,244,488  $      3,309,518  $       2,679,381
                                                                          =================  ================  =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                            MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               -------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $            19,582   $            9,481    $           65,246
   Net realized gains (losses)...............................              (1,403)            (435,260)              (79,021)
   Change in unrealized gains (losses) on investments........              181,043              577,510               921,874
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              199,222              151,731               908,099
                                                               -------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                7,131                4,938               427,886
   Net transfers (including fixed account)...................               49,898          (4,150,820)              (66,707)
   Policy charges............................................             (17,285)             (46,340)             (201,169)
   Transfers for policy benefits and terminations............                  (5)          (1,102,016)               (7,059)
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               39,739          (5,294,238)               152,951
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets...................              238,961          (5,142,507)             1,061,050
NET ASSETS:
   Beginning of year.........................................            1,081,554            6,224,061             5,163,011
                                                               -------------------   ------------------    ------------------
   End of year...............................................  $         1,320,515   $        1,081,554    $        6,224,061
                                                               ===================   ==================    ==================

                                                                             MIST T. ROWE PRICE MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $         (29,751)    $         (30,563)    $         (25,378)
   Net realized gains (losses)...............................           2,629,009               872,771               131,367
   Change in unrealized gains (losses) on investments........             206,878           (1,837,318)             4,580,355
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           2,806,136             (995,110)             4,686,344
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............           1,915,712             2,194,867             2,269,288
   Net transfers (including fixed account)...................         (5,662,939)             5,978,566               264,028
   Policy charges............................................         (1,349,872)           (1,564,864)           (1,309,355)
   Transfers for policy benefits and terminations............         (1,768,009)           (1,643,740)           (1,448,078)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................         (6,865,108)             4,964,829             (224,117)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................         (4,058,972)             3,969,719             4,462,227
NET ASSETS:
   Beginning of year.........................................          25,204,627            21,234,908            16,772,681
                                                               ------------------    ------------------    ------------------
   End of year...............................................  $       21,145,655    $       25,204,627    $       21,234,908
                                                               ==================    ==================    ==================

                                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $               --    $            9,414    $           12,822
   Net realized gains (losses)...............................              12,071                86,881                42,370
   Change in unrealized gains (losses) on investments........             129,525             (240,493)               198,929
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             141,596             (144,198)               254,121
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              66,068                28,968               152,265
   Net transfers (including fixed account)...................            (58,431)             (400,494)               298,003
   Policy charges............................................            (25,818)              (28,620)              (29,425)
   Transfers for policy benefits and terminations............            (47,729)             (225,194)                 (369)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (65,910)             (625,340)               420,474
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              75,686             (769,538)               674,595
NET ASSETS:
   Beginning of year.........................................             806,051             1,575,589               900,994
                                                               ------------------    ------------------    ------------------
   End of year...............................................  $          881,737    $          806,051    $        1,575,589
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                          MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          341,410    $          546,449    $          454,798
   Net realized gains (losses)..............................          (1,190,404)             (808,593)           (1,030,425)
   Change in unrealized gains (losses) on investments.......            7,502,480           (8,900,342)             3,370,719
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            6,653,486           (9,162,486)             2,795,092
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            4,637,990             4,892,915             5,258,777
   Net transfers (including fixed account)..................          (1,376,713)               100,755             (592,663)
   Policy charges...........................................          (2,907,524)           (3,147,651)           (3,370,345)
   Transfers for policy benefits and terminations...........          (2,527,135)           (2,530,848)           (3,487,847)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (2,173,382)             (684,829)           (2,192,078)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            4,480,104           (9,847,315)               603,014
NET ASSETS:
   Beginning of year........................................           35,919,561            45,766,876            45,163,862
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $       40,399,665    $       35,919,561    $       45,766,876
                                                               ==================    ==================    ==================

                                                                         MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        4,231,088    $        3,875,815    $        3,995,454
   Net realized gains (losses)..............................              604,720               843,640               613,564
   Change in unrealized gains (losses) on investments.......            (447,969)             3,276,276             1,607,603
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            4,387,839             7,995,731             6,216,621
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           12,468,986            12,546,475            13,651,933
   Net transfers (including fixed account)..................            7,067,547           (5,035,008)             4,296,224
   Policy charges...........................................          (8,609,472)           (8,528,408)           (8,696,729)
   Transfers for policy benefits and terminations...........          (7,662,930)          (12,699,958)           (7,334,933)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            3,264,131          (13,716,899)             1,916,495
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            7,651,970           (5,721,168)             8,133,116
NET ASSETS:
   Beginning of year........................................          108,763,587           114,484,755           106,351,639
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $      116,415,557    $      108,763,587    $      114,484,755
                                                               ==================    ==================    ==================

                                                                              MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $      (1,258,555)    $        (701,469)    $      (1,111,813)
   Net realized gains (losses)..............................            2,892,428             2,544,325               451,106
   Change in unrealized gains (losses) on investments.......           17,096,166           (8,863,059)            26,312,677
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           18,730,039           (7,020,203)            25,651,970
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           17,178,798            17,102,384            18,632,365
   Net transfers (including fixed account)..................          (3,218,712)             3,214,026           (3,158,688)
   Policy charges...........................................         (13,834,330)          (14,177,756)          (14,307,761)
   Transfers for policy benefits and terminations...........         (13,147,114)          (14,269,181)          (14,208,996)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................         (13,021,358)           (8,130,527)          (13,043,080)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            5,708,681          (15,150,730)            12,608,890
NET ASSETS:
   Beginning of year........................................          184,990,795           200,141,525           187,532,635
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $      190,699,476    $      184,990,795    $      200,141,525
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,971,467    $        2,986,399    $        3,017,278
   Net realized gains (losses)...............................              905,570               132,024                24,746
   Change in unrealized gains (losses) on investments........            2,995,775             1,930,533             3,372,816
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,872,812             5,048,956             6,414,840
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            7,520,502             7,828,777             8,520,413
   Net transfers (including fixed account)...................              238,363           (1,265,327)               406,620
   Policy charges............................................          (6,492,283)           (6,574,083)           (6,951,509)
   Transfers for policy benefits and terminations............          (5,691,274)           (5,835,954)           (5,946,761)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (4,424,692)           (5,846,587)           (3,971,237)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            1,448,120             (797,631)             2,443,603
NET ASSETS:
   Beginning of year.........................................           84,065,205            84,862,836            82,419,233
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       85,513,325    $       84,065,205    $       84,862,836
                                                                ==================    ==================    ==================

                                                                                   MSF BLACKROCK DIVERSIFIED
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         4,600,384    $        4,934,321    $        3,404,858
   Net realized gains (losses)...............................             1,094,116             (191,522)           (1,951,136)
   Change in unrealized gains (losses) on investments........            23,691,349             3,658,514            20,635,275
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            29,385,849             8,401,313            22,088,997
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            26,242,636            27,879,758            29,469,771
   Net transfers (including fixed account)...................           (1,486,565)             (878,239)           (2,059,076)
   Policy charges............................................          (23,779,226)          (23,910,845)          (24,452,759)
   Transfers for policy benefits and terminations............          (18,935,103)          (19,040,111)          (19,336,433)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (17,958,258)          (15,949,437)          (16,378,497)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            11,427,591           (7,548,124)             5,710,500
NET ASSETS:
   Beginning of year.........................................           255,554,192           263,102,316           257,391,816
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $       266,981,783    $      255,554,192    $      263,102,316
                                                                ===================    ==================    ==================

                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          209,379    $          129,733    $          104,202
   Net realized gains (losses)...............................            2,007,312              (80,782)             (263,466)
   Change in unrealized gains (losses) on investments........            (358,711)               254,349             1,265,453
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            1,857,980               303,300             1,106,189
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,824,774             1,997,147             2,157,901
   Net transfers (including fixed account)...................            (541,800)                22,211             (183,197)
   Policy charges............................................            (986,361)             (953,175)             (948,186)
   Transfers for policy benefits and terminations............          (1,176,695)             (955,568)             (957,459)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (880,082)               110,615                69,059
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              977,898               413,915             1,175,248
NET ASSETS:
   Beginning of year.........................................           13,313,052            12,899,137            11,723,889
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       14,290,950    $       13,313,052    $       12,899,137
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                            MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           33,557    $            6,652    $            7,111
   Net realized gains (losses)...............................              261,278               137,813                75,641
   Change in unrealized gains (losses) on investments........            1,344,869             (879,158)             1,107,022
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            1,639,704             (734,693)             1,189,774
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            2,048,562             1,133,989             1,127,304
   Net transfers (including fixed account)...................            4,185,125             1,403,176                39,075
   Policy charges............................................            (887,196)             (567,701)             (545,713)
   Transfers for policy benefits and terminations............            (341,906)           (1,189,484)             (438,412)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            5,004,585               779,980               182,254
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,644,289                45,287             1,372,028
NET ASSETS:
   Beginning of year.........................................            7,367,810             7,322,523             5,950,495
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       14,012,099    $        7,367,810    $        7,322,523
                                                                ==================    ==================    ==================

                                                                                 MSF BLACKROCK MONEY MARKET
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         (48,731)    $         (47,046)    $         (50,998)
   Net realized gains (losses)...............................                   --                    --                    --
   Change in unrealized gains (losses) on investments........                   --                    --                    --
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             (48,731)              (47,046)              (50,998)
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,122,876             6,905,158            14,816,043
   Net transfers (including fixed account)...................            4,792,952          (10,656,392)          (13,160,154)
   Policy charges............................................            (709,203)           (1,223,525)           (1,590,193)
   Transfers for policy benefits and terminations............          (2,666,648)           (4,013,323)           (5,424,880)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            2,539,977           (8,988,082)           (5,359,184)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            2,491,246           (9,035,128)           (5,410,182)
NET ASSETS:
   Beginning of year.........................................           20,783,208            29,818,336            35,228,518
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       23,274,454    $       20,783,208    $       29,818,336
                                                                ==================    ==================    ==================

                                                                                   MSF DAVIS VENTURE VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          426,207    $          594,738    $          478,976
   Net realized gains (losses)...............................              549,533               492,146               191,969
   Change in unrealized gains (losses) on investments........            5,763,493           (3,392,027)             5,562,556
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            6,739,233           (2,305,143)             6,233,501
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,480,032             7,273,891             8,027,444
   Net transfers (including fixed account)...................            (813,439)                33,336             (908,212)
   Policy charges............................................          (3,889,505)           (4,125,791)           (4,273,615)
   Transfers for policy benefits and terminations............          (3,947,761)           (5,136,119)           (3,941,742)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,170,673)           (1,954,683)           (1,096,125)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,568,560           (4,259,826)             5,137,376
NET ASSETS:
   Beginning of year.........................................           53,650,792            57,910,618            52,773,242
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       58,219,352    $       53,650,792    $       57,910,618
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                    MSF FI VALUE LEADERS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           70,985    $           63,160    $           83,130
   Net realized gains (losses)...............................             (88,358)              (99,840)             (145,291)
   Change in unrealized gains (losses) on investments........              950,530             (347,209)               885,079
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              933,157             (383,889)               822,918
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              820,292               906,978               997,133
   Net transfers (including fixed account)...................            (147,091)               107,098                41,388
   Policy charges............................................            (482,886)             (480,838)             (492,127)
   Transfers for policy benefits and terminations............            (441,144)             (572,452)             (361,541)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (250,829)              (39,214)               184,853
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              682,328             (423,103)             1,007,771
NET ASSETS:
   Beginning of year.........................................            6,065,829             6,488,932             5,481,161
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        6,748,157    $        6,065,829    $        6,488,932
                                                                ==================    ==================    ==================

                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           28,105    $           35,563    $           76,963
   Net realized gains (losses)...............................            2,811,173               251,119                17,747
   Change in unrealized gains (losses) on investments........            (683,735)             (215,551)             1,535,759
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            2,155,543                71,131             1,630,469
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,531,550             1,444,160             1,601,194
   Net transfers (including fixed account)...................            2,297,949              (43,841)               598,866
   Policy charges............................................          (1,167,566)           (1,041,433)           (1,057,353)
   Transfers for policy benefits and terminations............          (1,209,351)           (1,671,932)             (838,122)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            1,452,582           (1,313,046)               304,585
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            3,608,125           (1,241,915)             1,935,054
NET ASSETS:
   Beginning of year.........................................           14,166,486            15,408,401            13,473,347
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       17,774,611    $       14,166,486    $       15,408,401
                                                                ==================    ==================    ==================

                                                                              MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         (18,930)    $            1,388    $          (1,686)
   Net realized gains (losses)...............................              734,986               258,722              (55,224)
   Change in unrealized gains (losses) on investments........            1,736,369             (166,265)             4,065,140
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            2,452,425                93,845             4,008,230
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,746,601             1,937,235             2,076,395
   Net transfers (including fixed account)...................            (297,817)             (342,656)             (491,792)
   Policy charges............................................          (1,178,997)           (1,184,554)           (1,136,246)
   Transfers for policy benefits and terminations............          (1,329,599)           (1,342,670)             (999,217)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (1,059,812)             (932,645)             (550,860)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            1,392,613             (838,800)             3,457,370
NET ASSETS:
   Beginning of year.........................................           17,443,984            18,282,784            14,825,414
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       18,836,597    $       17,443,984    $       18,282,784
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           (7,211)    $          (7,268)    $          (5,276)
   Net realized gains (losses)...............................               192,524               104,198              (47,680)
   Change in unrealized gains (losses) on investments........               678,535               121,090             1,843,398
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               863,848               218,020             1,790,442
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............               809,473               919,698               919,140
   Net transfers (including fixed account)...................             (560,400)               627,796                81,273
   Policy charges............................................             (544,759)             (543,214)             (467,534)
   Transfers for policy benefits and terminations............             (652,904)             (472,962)             (486,248)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (948,590)               531,318                46,631
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              (84,742)               749,338             1,837,073
NET ASSETS:
   Beginning of year.........................................             8,179,779             7,430,441             5,593,368
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $         8,095,037    $        8,179,779    $        7,430,441
                                                                ===================    ==================    ==================

                                                                                MSF MET/ARTISAN MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          436,661    $           407,836   $           269,841
   Net realized gains (losses)...............................            (286,700)              (412,007)             (887,093)
   Change in unrealized gains (losses) on investments........            5,263,295              3,096,938             6,661,231
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,413,256              3,092,767             6,043,979
                                                                ------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,235,295              5,738,107             6,389,633
   Net transfers (including fixed account)...................            (939,024)              (545,207)             (144,561)
   Policy charges............................................          (3,448,574)            (3,492,122)           (3,452,818)
   Transfers for policy benefits and terminations............          (3,304,159)            (4,205,697)           (3,307,007)
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,456,462)            (2,504,919)             (514,753)
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets...................            2,956,794                587,848             5,529,226
NET ASSETS:
   Beginning of year.........................................           47,188,989             46,601,141            41,071,915
                                                                ------------------    -------------------   -------------------
   End of year...............................................   $       50,145,783    $        47,188,989   $        46,601,141
                                                                ==================    ===================   ===================

                                                                             MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          138,695    $           90,783    $            97,058
   Net realized gains (losses)...............................              174,266                77,218                 46,459
   Change in unrealized gains (losses) on investments........              123,869              (37,275)                119,161
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              436,830               130,726                262,678
                                                                ------------------    ------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              568,235               485,812                467,696
   Net transfers (including fixed account)...................            1,144,105               943,856              1,892,409
   Policy charges............................................            (430,185)             (382,404)              (312,969)
   Transfers for policy benefits and terminations............            (704,305)             (843,231)              (461,555)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              577,850               204,033              1,585,581
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets...................            1,014,680               334,759              1,848,259
NET ASSETS:
   Beginning of year.........................................            4,371,255             4,036,496              2,188,237
                                                                ------------------    ------------------    -------------------
   End of year...............................................   $        5,385,935    $        4,371,255    $         4,036,496
                                                                ==================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                       MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          205,059    $          143,058    $          181,977
   Net realized gains (losses)...............................               81,535               135,436                32,319
   Change in unrealized gains (losses) on investments........              541,162             (210,123)               421,073
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              827,756                68,371               635,369
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,481,933               968,450             1,013,491
   Net transfers (including fixed account)...................              843,570             (142,377)             1,079,782
   Policy charges............................................            (736,496)             (655,066)             (608,098)
   Transfers for policy benefits and terminations............            (304,695)             (600,517)             (457,386)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            1,284,312             (429,510)             1,027,789
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            2,112,068             (361,139)             1,663,158
NET ASSETS:
   Beginning of year.........................................            6,564,562             6,925,701             5,262,543
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        8,676,630    $        6,564,562    $        6,925,701
                                                                ==================    ==================    ==================

                                                                               MSF METLIFE MID CAP STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          611,419    $          541,527    $          516,311
   Net realized gains (losses)...............................            3,617,861             3,401,215               248,370
   Change in unrealized gains (losses) on investments........            6,545,785           (4,954,472)            12,893,844
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           10,775,065           (1,011,730)            13,658,525
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,251,227             6,663,417             7,250,885
   Net transfers (including fixed account)...................            (874,909)               550,217               173,240
   Policy charges............................................          (4,370,955)           (4,391,491)           (4,343,511)
   Transfers for policy benefits and terminations............          (4,820,226)           (4,758,860)           (4,634,928)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,814,863)           (1,936,717)           (1,554,314)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,960,202           (2,948,447)            12,104,211
NET ASSETS:
   Beginning of year.........................................           62,847,615            65,796,062            53,691,851
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       69,807,817    $       62,847,615    $       65,796,062
                                                                ==================    ==================    ==================

                                                                               MSF METLIFE MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          983,338    $          602,357    $          822,448
   Net realized gains (losses)...............................              307,411               234,474                17,779
   Change in unrealized gains (losses) on investments........            3,912,908           (1,362,402)             3,378,733
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,203,657             (525,571)             4,218,960
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,386,770             5,784,576             5,949,225
   Net transfers (including fixed account)...................            1,630,562             3,395,270             3,305,318
   Policy charges............................................          (3,268,135)           (3,141,873)           (3,007,922)
   Transfers for policy benefits and terminations............          (3,139,425)           (3,138,424)           (2,041,425)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              609,772             2,899,549             4,205,196
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            5,813,429             2,373,978             8,424,156
NET ASSETS:
   Beginning of year.........................................           39,588,309            37,214,331            28,790,175
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       45,401,738    $       39,588,309    $       37,214,331
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         1,452,530    $        1,000,387    $        1,217,258
   Net realized gains (losses)...............................               342,924               112,005             (102,509)
   Change in unrealized gains (losses) on investments........             8,619,633           (3,772,324)             7,116,457
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            10,415,087           (2,659,932)             8,231,206
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            10,953,737            12,078,791            13,837,630
   Net transfers (including fixed account)...................             (395,131)             1,724,329               655,595
   Policy charges............................................           (5,381,249)           (5,360,003)           (5,520,921)
   Transfers for policy benefits and terminations............           (4,722,972)           (4,677,007)           (4,588,662)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               454,385             3,766,110             4,383,642
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            10,869,472             1,106,178            12,614,848
NET ASSETS:
   Beginning of year.........................................            66,170,247            65,064,069            52,449,221
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $        77,039,719    $       66,170,247    $       65,064,069
                                                                ===================    ==================    ==================

                                                                                   MSF METLIFE STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $       10,948,530    $        9,520,127    $         8,608,206
   Net realized gains (losses)...............................            8,830,477             3,790,443            (5,405,568)
   Change in unrealized gains (losses) on investments........           82,239,455           (2,093,968)             82,259,608
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................          102,018,462            11,216,602             85,462,246
                                                                ------------------    ------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............           78,256,067            80,842,256             86,739,358
   Net transfers (including fixed account)...................         (12,171,521)           (3,601,844)           (12,182,904)
   Policy charges............................................         (45,906,276)          (44,463,278)           (44,666,653)
   Transfers for policy benefits and terminations............         (51,016,668)          (47,119,534)           (41,307,628)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................         (30,838,398)          (14,342,400)           (11,417,827)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets...................           71,180,064           (3,125,798)             74,044,419
NET ASSETS:
   Beginning of year.........................................          668,626,167           671,751,965            597,707,546
                                                                ------------------    ------------------    -------------------
   End of year...............................................   $      739,806,231    $      668,626,167    $       671,751,965
                                                                ==================    ==================    ===================

                                                                                    MSF MFS TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          214,049    $          202,563    $          210,920
   Net realized gains (losses)...............................               32,260              (29,847)              (99,947)
   Change in unrealized gains (losses) on investments........              595,278              (11,189)               568,242
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              841,587               161,527               679,215
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              920,793             1,027,479               952,924
   Net transfers (including fixed account)...................              252,642             (126,958)              (93,026)
   Policy charges............................................            (606,480)             (606,881)             (587,009)
   Transfers for policy benefits and terminations............            (627,444)             (801,101)             (377,989)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (60,489)             (507,461)             (105,100)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              781,098             (345,934)               574,115
NET ASSETS:
   Beginning of year.........................................            7,362,338             7,708,272             7,134,157
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        8,143,436    $        7,362,338    $        7,708,272
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                        MSF MFS VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,031,624    $          789,787    $          666,823
   Net realized gains (losses)...............................              969,095              (44,982)             (425,864)
   Change in unrealized gains (losses) on investments........            6,505,435             (346,891)             5,358,513
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            8,506,154               397,914             5,599,472
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,745,674             6,217,602             6,966,530
   Net transfers (including fixed account)...................            (975,483)               423,365                37,691
   Policy charges............................................          (3,989,183)           (3,874,897)           (3,954,096)
   Transfers for policy benefits and terminations............          (3,759,106)           (4,853,465)           (3,962,238)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,978,098)           (2,087,395)             (912,113)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            5,528,056           (1,689,481)             4,687,359
NET ASSETS:
   Beginning of year.........................................           52,363,369            54,052,850            49,365,491
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       57,891,425    $       52,363,369    $       54,052,850
                                                                ==================    ==================    ==================

                                                                                     MSF MSCI EAFE INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,958,070    $        1,512,474    $        1,531,593
   Net realized gains (losses)...............................             (63,228)               137,025             (236,046)
   Change in unrealized gains (losses) on investments........            9,143,347           (9,604,700)             3,674,685
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           11,038,189           (7,955,201)             4,970,232
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,997,903             7,277,374             7,898,110
   Net transfers (including fixed account)...................          (1,236,350)             3,903,398             2,327,295
   Policy charges............................................          (4,297,245)           (4,316,752)           (4,373,289)
   Transfers for policy benefits and terminations............          (4,040,162)           (4,517,098)           (4,368,376)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,575,854)             2,346,922             1,483,740
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            8,462,335           (5,608,279)             6,453,972
NET ASSETS:
   Beginning of year.........................................           59,759,550            65,367,829            58,913,857
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       68,221,885    $       59,759,550    $       65,367,829
                                                                ==================    ==================    ==================

                                                                                MSF NEUBERGER BERMAN GENESIS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          222,015    $          520,241    $          284,228
   Net realized gains (losses)...............................            (730,868)             (976,828)           (2,085,738)
   Change in unrealized gains (losses) on investments........            8,168,095             4,961,322            15,927,942
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,659,242             4,504,735            14,126,432
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            8,263,575             8,942,665             9,951,447
   Net transfers (including fixed account)...................          (1,257,789)           (1,072,904)           (1,640,139)
   Policy charges............................................          (5,820,066)           (5,900,591)           (5,699,690)
   Transfers for policy benefits and terminations............          (5,714,422)           (5,912,935)           (5,453,013)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (4,528,702)           (3,943,765)           (2,841,395)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            3,130,540               560,970            11,285,037
NET ASSETS:
   Beginning of year.........................................           79,279,066            78,718,096            67,433,059
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       82,409,606    $       79,279,066    $       78,718,096
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                MSF OPPENHEIMER GLOBAL EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          530,726    $          719,512    $          489,193
   Net realized gains (losses)...............................              700,180               892,248               362,727
   Change in unrealized gains (losses) on investments........            6,406,670           (5,213,727)             5,192,068
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,637,576           (3,601,967)             6,043,988
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            3,535,071             3,587,418             3,921,178
   Net transfers (including fixed account)...................          (1,749,487)             (166,778)               130,181
   Policy charges............................................          (2,384,677)           (2,520,905)           (2,623,144)
   Transfers for policy benefits and terminations............          (2,687,363)           (3,507,119)           (2,648,050)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,286,456)           (2,607,384)           (1,219,835)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,351,120           (6,209,351)             4,824,153
NET ASSETS:
   Beginning of year.........................................           37,497,219            43,706,570            38,882,417
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       41,848,339    $       37,497,219    $       43,706,570
                                                                ==================    ==================    ==================

                                                                                   MSF RUSSELL 2000 INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          584,115    $          521,188    $          510,772
   Net realized gains (losses)...............................              721,576               734,988              (66,857)
   Change in unrealized gains (losses) on investments........            6,793,518           (3,300,203)            11,828,973
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            8,099,209           (2,044,027)            12,272,888
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,255,166             5,547,834             6,030,913
   Net transfers (including fixed account)...................          (1,271,073)               238,532           (1,459,730)
   Policy charges............................................          (3,472,278)           (3,520,009)           (3,529,721)
   Transfers for policy benefits and terminations............          (3,852,208)           (5,646,773)           (3,961,411)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,340,393)           (3,380,416)           (2,919,949)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,758,816           (5,424,443)             9,352,939
NET ASSETS:
   Beginning of year.........................................           51,171,784            56,596,227            47,243,288
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       55,930,600    $       51,171,784    $       56,596,227
                                                                ==================    ==================    ==================

                                                                             MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           35,218    $           17,757    $           94,345
   Net realized gains (losses)...............................              996,117               908,859               253,453
   Change in unrealized gains (losses) on investments........            6,924,755           (1,383,140)             6,370,252
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,956,090             (456,524)             6,718,050
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            3,933,872             4,270,409             4,102,715
   Net transfers (including fixed account)...................            1,360,962               162,723           (1,629,305)
   Policy charges............................................          (3,253,193)           (3,125,126)           (3,094,462)
   Transfers for policy benefits and terminations............          (2,912,602)           (4,309,233)           (2,842,508)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (870,961)           (3,001,227)           (3,463,560)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            7,085,129           (3,457,751)             3,254,490
NET ASSETS:
   Beginning of year.........................................           42,317,336            45,775,087            42,520,597
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       49,402,465    $       42,317,336    $       45,775,087
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                             MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        (304,065)    $        (301,663)    $        (258,469)
   Net realized gains (losses)...............................           11,464,320             2,332,511               562,971
   Change in unrealized gains (losses) on investments........            2,263,900             (846,789)            22,601,563
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           13,424,155             1,184,059            22,906,065
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            7,087,296             6,244,277             6,679,778
   Net transfers (including fixed account)...................          (2,999,440)             3,733,237             (365,817)
   Policy charges............................................          (5,536,576)           (5,439,543)           (4,980,465)
   Transfers for policy benefits and terminations............          (5,390,198)           (6,901,125)           (5,044,716)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (6,838,918)           (2,363,154)           (3,711,220)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,585,237           (1,179,095)            19,194,845
NET ASSETS:
   Beginning of year.........................................           86,825,771            88,004,866            68,810,021
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       93,411,008    $       86,825,771    $       88,004,866
                                                                ==================    ==================    ==================

                                                                  MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                           INVESTMENT DIVISION
                                                                -----------------------------------------
                                                                       2012                 2011 (d)
                                                                -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $                --   $                --
   Net realized gains (losses)...............................                 1,884                  (45)
   Change in unrealized gains (losses) on investments........               (2,269)               (2,198)
                                                                -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                 (385)               (2,243)
                                                                -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                16,626                 3,321
   Net transfers (including fixed account)...................                29,151                12,824
   Policy charges............................................               (5,086)                 (710)
   Transfers for policy benefits and terminations............                  (62)                  (13)
                                                                -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................                40,629                15,422
                                                                -------------------   -------------------
     Net increase (decrease) in net assets...................                40,244                13,179
NET ASSETS:
   Beginning of year.........................................                13,179                    --
                                                                -------------------   -------------------
   End of year...............................................   $            53,423   $            13,179
                                                                ===================   ===================

                                                                   MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           859,018    $        1,177,683    $        1,305,428
   Net realized gains (losses)...............................               204,230               144,847                71,403
   Change in unrealized gains (losses) on investments........             1,584,984                64,600             1,196,007
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             2,648,232             1,387,130             2,572,838
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............             2,376,193             2,593,403             2,832,832
   Net transfers (including fixed account)...................               559,734             (646,114)             1,156,919
   Policy charges............................................           (1,697,175)           (1,707,630)           (1,738,340)
   Transfers for policy benefits and terminations............           (1,967,837)           (1,876,403)           (1,617,829)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (729,085)           (1,636,744)               633,582
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             1,919,147             (249,614)             3,206,420
NET ASSETS:
   Beginning of year.........................................            23,536,888            23,786,502            20,580,082
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $        25,456,035    $       23,536,888    $       23,786,502
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                     MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          330,891    $         229,900    $          429,880
   Net realized gains (losses).............................               19,763              564,972                49,043
   Change in unrealized gains (losses) on investments......              185,906               82,587               435,726
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              536,560              877,459               914,649
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............            1,850,612            2,130,621             2,331,803
   Net transfers (including fixed account).................              271,627            (428,475)             (168,918)
   Policy charges..........................................          (1,308,474)          (1,367,530)           (1,428,018)
   Transfers for policy benefits and terminations..........          (1,163,575)          (1,409,928)           (1,375,135)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            (349,810)          (1,075,312)             (640,268)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              186,750            (197,853)               274,381
NET ASSETS:
   Beginning of year.......................................           16,435,798           16,633,651            16,359,270
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $       16,622,548    $      16,435,798    $       16,633,651
                                                              ==================    =================    ==================

                                                                                                           PIMCO VIT
                                                                                                        LONG-TERM U.S.
                                                                        PIMCO VIT ALL ASSET               GOVERNMENT
                                                                        INVESTMENT DIVISION           INVESTMENT DIVISION
                                                              --------------------------------------- -------------------
                                                                     2012                2011 (d)          2012 (g)
                                                              ------------------    ----------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            6,301    $           2,796 $              232
   Net realized gains (losses).............................                  190                   --              2,932
   Change in unrealized gains (losses) on investments......                8,832              (1,176)            (2,899)
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               15,323                1,620                265
                                                              ------------------    ----------------- -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                   --                8,337                 --
   Net transfers (including fixed account).................               24,949               86,523             29,939
   Policy charges..........................................              (4,485)                (342)               (96)
   Transfers for policy benefits and terminations..........                  (6)                   --                 --
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               20,458               94,518             29,843
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets.................               35,781               96,138             30,108
NET ASSETS:
   Beginning of year.......................................               96,138                   --                 --
                                                              ------------------    ----------------- -------------------
   End of year.............................................   $          131,919    $          96,138 $           30,108
                                                              ==================    ================= ===================



                                                                                PIMCO VIT LOW DURATION
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          18,366    $           13,732    $          12,187
   Net realized gains (losses).............................               1,749                   618                2,729
   Change in unrealized gains (losses) on investments......              34,493               (6,243)               23,685
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              54,608                 8,107               38,601
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              33,008                43,028                   --
   Net transfers (including fixed account).................             (5,071)               153,678                   32
   Policy charges..........................................            (42,837)              (21,336)             (10,848)
   Transfers for policy benefits and terminations..........               (202)                    --                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            (15,102)               175,370             (10,816)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              39,506               183,477               27,785
NET ASSETS:
   Beginning of year.......................................             946,008               762,531              734,746
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         985,514    $          946,008    $         762,531
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                             PIONEER VCT EMERGING MARKETS
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            1,600   $               --    $            3,039
   Net realized gains (losses).............................               22,375              121,447                75,682
   Change in unrealized gains (losses) on investments......               20,209            (327,299)                68,690
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               44,184            (205,852)               147,411
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               83,715              104,589               102,565
   Net transfers (including fixed account).................              166,019              193,458                72,459
   Policy charges..........................................             (22,137)             (25,931)              (27,778)
   Transfers for policy benefits and terminations..........                   --            (649,132)              (82,614)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              227,597            (377,016)                64,632
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................              271,781            (582,868)               212,043
NET ASSETS:
   Beginning of year.......................................              401,298              984,166               772,123
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          673,079   $          401,298    $          984,166
                                                              ==================   ==================    ==================

                                                                               PIONEER VCT MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            1,561    $           1,190    $              801
   Net realized gains (losses).............................                  595                  580                   313
   Change in unrealized gains (losses) on investments......               12,468             (11,556)                14,039
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               14,624              (9,786)                15,153
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                8,995                   --                 7,217
   Net transfers (including fixed account).................                1,893               51,112                59,471
   Policy charges..........................................              (6,747)              (6,021)               (3,748)
   Transfers for policy benefits and terminations..........                   --                  (3)                  (18)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................                4,141               45,088                62,922
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               18,765               35,302                78,075
NET ASSETS:
   Beginning of year.......................................              134,780               99,478                21,403
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          153,545    $         134,780    $           99,478
                                                              ==================    =================    ==================

                                                                                    ROYCE MICRO-CAP
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011               2010 (a)
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $              --    $            8,331    $           5,659
   Net realized gains (losses).............................               9,077                 1,545                  197
   Change in unrealized gains (losses) on investments......              15,667              (52,132)               61,964
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              24,744              (42,256)               67,820
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              49,620                 4,792               53,592
   Net transfers (including fixed account).................                  --                 7,703              236,555
   Policy charges..........................................             (7,913)               (8,474)              (4,842)
   Transfers for policy benefits and terminations..........             (4,908)                  (11)              (4,416)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              36,799                 4,010              280,889
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              61,543              (38,246)              348,709
NET ASSETS:
   Beginning of year.......................................             310,463               348,709                   --
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         372,006    $          310,463    $         348,709
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                     ROYCE SMALL-CAP
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                              ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $              586    $            3,804    $             425
   Net realized gains (losses)..............................              35,664                18,080                2,111
   Change in unrealized gains (losses) on investments.......              34,489              (64,398)               63,066
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................              70,739              (42,514)               65,602
                                                              ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               8,995                 4,584               22,886
   Net transfers (including fixed account)..................           (281,935)               740,973              257,401
   Policy charges...........................................            (10,669)              (19,814)              (8,157)
   Transfers for policy benefits and terminations...........                  --             (321,629)              (3,061)
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................           (283,609)               404,114              269,069
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................           (212,870)               361,600              334,671
NET ASSETS:
   Beginning of year........................................             754,742               393,142               58,471
                                                              ------------------    ------------------    -----------------
   End of year..............................................  $          541,872    $          754,742    $         393,142
                                                              ==================    ==================    =================

                                                                                UIF EMERGING MARKETS DEBT
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           16,821    $           7,775    $              318
   Net realized gains (losses)..............................               2,466                2,814                    87
   Change in unrealized gains (losses) on investments.......              89,788                   79                   318
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             109,075               10,668                   723
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              64,771                2,057                 2,057
   Net transfers (including fixed account)..................             599,117              408,567                    --
   Policy charges...........................................            (10,880)              (4,269)               (1,095)
   Transfers for policy benefits and terminations...........               (483)              (3,368)                  (89)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             652,525              402,987                   873
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................             761,600              413,655                 1,596
NET ASSETS:
   Beginning of year........................................             420,998                7,343                 5,747
                                                              ------------------    -----------------    ------------------
   End of year..............................................  $        1,182,598    $         420,998    $            7,343
                                                              ==================    =================    ==================

                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $               --    $           1,515    $              758
   Net realized gains (losses)..............................                (26)                4,478                   899
   Change in unrealized gains (losses) on investments.......             139,206             (99,779)                38,992
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             139,180             (93,786)                40,649
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              70,772                2,923                 2,451
   Net transfers (including fixed account)..................             302,018              444,567               157,781
   Policy charges...........................................            (17,053)             (11,985)               (7,467)
   Transfers for policy benefits and terminations...........               (361)                   --               (1,388)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             355,376              435,505               151,377
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................             494,556              341,719               192,026
NET ASSETS:
   Beginning of year........................................             539,388              197,669                 5,643
                                                              ------------------    -----------------    ------------------
   End of year..............................................  $        1,033,944    $         539,388    $          197,669
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              WELLS FARGO VT TOTAL RETURN BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $            4,369    $           18,903    $           29,774
   Net realized gains (losses)...............................                7,755                45,796                34,459
   Change in unrealized gains (losses) on investments........                5,968               (7,169)              (12,496)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               18,092                57,530                51,737
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............               45,280                66,775               158,432
   Net transfers (including fixed account)...................              301,563             (413,486)               386,034
   Policy charges............................................             (11,089)              (19,736)              (22,616)
   Transfers for policy benefits and terminations............                   --             (637,284)              (26,909)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              335,754           (1,003,731)               494,941
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              353,846             (946,201)               546,678
NET ASSETS:
   Beginning of year.........................................              135,214             1,081,415               534,737
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $          489,060    $          135,214    $        1,081,415
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AllianceBernstein Variable Products Series Fund, Inc.         Janus Aspen Series ("Janus Aspen")
("AllianceBernstein")                                         Legg Mason Partners Variable Equity Trust
American Century Variable Portfolios, Inc. ("American         ("LMPVET")
Century VP")                                                  Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")            Metropolitan Series Fund ("MSF")*
Dreyfus Variable Investment Fund ("Dreyfus VIF")              MFS Variable Insurance Trust ("MFS VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")         Oppenheimer Variable Account Funds ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust          PIMCO Variable Insurance Trust ("PIMCO VIT")
("FTVIPT")                                                    Pioneer Variable Contracts Trust ("Pioneer VCT")
Goldman Sachs Variable Insurance Trust ("Goldman              Putnam Variable Trust ("Putnam VT")
Sachs")                                                       Royce Capital Fund ("Royce")
AIM Variable Insurance Funds (Invesco Variable                The Universal Institutional Funds, Inc. ("UIF")
Insurance Funds) ("Invesco V.I.")                             Wells Fargo Variable Trust ("Wells Fargo VT")

*See Note 6 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2012:

AllianceBernstein Global Thematic Growth Investment          American Funds High-Income Bond Investment
   Division                                                    Division
AllianceBernstein Intermediate Bond Investment               American Funds International Investment Division
   Division                                                  American Funds U.S. Government/AAA-Rated
AllianceBernstein International Value Investment               Securities Investment Division
   Division                                                  Dreyfus VIF International Value Investment Division
American Century VP Vista Investment Division                Fidelity VIP Asset Manager: Growth Investment
American Funds Bond Investment Division                        Division
American Funds Global Small Capitalization                   Fidelity VIP Contrafund Investment Division
   Investment Division                                       Fidelity VIP Equity-Income Investment Division
American Funds Growth Investment Division                    Fidelity VIP Freedom 2010 Investment Division
American Funds Growth-Income Investment Division             Fidelity VIP Freedom 2020 Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


Fidelity VIP Freedom 2030 Investment Division             MIST Legg Mason ClearBridge Aggressive Growth
Fidelity VIP Freedom 2050 Investment Division               Investment Division
Fidelity VIP High Income Investment Division              MIST Lord Abbett Bond Debenture Investment
Fidelity VIP Investment Grade Bond Investment Division      Division
Fidelity VIP Mid Cap Investment Division                  MIST Lord Abbett Mid Cap Value Investment Division
FTVIPT Mutual Global Discovery Securities                 MIST Met/Franklin Income Investment Division
   Investment Division                                    MIST Met/Franklin Mutual Shares Investment Division
FTVIPT Templeton Foreign Securities Investment            MIST Met/Franklin Templeton Founding Strategy
   Division                                                 Investment Division
FTVIPT Templeton Global Bond Securities Investment        MIST Met/Templeton Growth Investment Division
   Division                                               MIST Met/Templeton International Bond Investment
Goldman Sachs Mid-Cap Value Investment Division             Division (b)
Goldman Sachs Structured Small Cap Equity                 MIST MetLife Aggressive Strategy Investment
   Investment Division                                      Division (a)
Invesco V.I. Global Real Estate Investment Division       MIST MetLife Balanced Plus Investment Division (b)
Invesco V.I. Government Securities Investment             MIST MFS Emerging Markets Equity Investment
   Division                                                 Division
Invesco V.I. International Growth Investment Division     MIST MFS Research International Investment
Invesco V.I. Van Kampen Comstock Investment Division        Division (a)
Janus Aspen Balanced Investment Division                  MIST MLA Mid Cap Investment Division (a)
Janus Aspen Forty Investment Division                     MIST Morgan Stanley Mid Cap Growth Investment
Janus Aspen Janus Investment Division                       Division
Janus Aspen Overseas Investment Division                  MIST PIMCO Inflation Protected Bond Investment
MFS VIT Global Equity Investment Division                   Division
MFS VIT High Income Investment Division                   MIST PIMCO Total Return Investment Division
MFS VIT New Discovery Investment Division                 MIST Pioneer Fund Investment Division
MFS VIT Value Investment Division                         MIST RCM Technology Investment Division
MIST AllianceBernstein Global Dynamic Allocation          MIST Schroders Global Multi-Asset Investment
   Investment Division (b)                                  Division (b)
MIST American Funds Balanced Allocation                   MIST SSgA Growth and Income ETF Investment
   Investment Division                                      Division
MIST American Funds Growth Allocation Investment          MIST SSgA Growth ETF Investment Division
   Division                                               MIST T. Rowe Price Large Cap Value Investment
MIST American Funds Moderate Allocation                     Division
   Investment Division                                    MIST T. Rowe Price Mid Cap Growth Investment
MIST AQR Global Risk Balanced Investment                    Division (a)
   Division (b)                                           MIST Third Avenue Small Cap Value Investment
MIST BlackRock Global Tactical Strategies Investment        Division
   Division (b)                                           MSF Baillie Gifford International Stock Investment
MIST BlackRock Large Cap Core Investment Division           Division
MIST Clarion Global Real Estate Investment Division (a)   MSF Barclays Capital Aggregate Bond Index
MIST Dreman Small Cap Value Investment Division             Investment Division
MIST Harris Oakmark International Investment Division     MSF BlackRock Aggressive Growth Investment
MIST Invesco Balanced-Risk Allocation Investment            Division
   Division (b)                                           MSF BlackRock Bond Income Investment Division
MIST Invesco Small Cap Growth Investment Division (a)     MSF BlackRock Diversified Investment Division
MIST Janus Forty Investment Division                      MSF BlackRock Large Cap Value Investment Division
MIST JPMorgan Global Active Allocation Investment         MSF BlackRock Diversified Investment Division
   Division (b)                                           MSF BlackRock Large Cap Value Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF BlackRock Legacy Large Cap Growth Investment                MSF Neuberger Berman Genesis Investment Division
   Division                                                     MSF Oppenheimer Global Equity Investment Division
MSF BlackRock Money Market Investment Division                  MSF Russell 2000 Index Investment Division
MSF Davis Venture Value Investment Division                     MSF T. Rowe Price Large Cap Growth Investment
MSF FI Value Leaders Investment Division                          Division
MSF Jennison Growth Investment Division                         MSF T. Rowe Price Small Cap Growth Investment
MSF Loomis Sayles Small Cap Core Investment                       Division
   Division                                                     MSF Van Eck Global Natural Resources Investment
MSF Loomis Sayles Small Cap Growth Investment                     Division
   Division                                                     MSF Western Asset Management Strategic Bond
MSF Met/Artisan Mid Cap Value Investment                          Opportunities Investment Division
   Division (a)                                                 MSF Western Asset Management U.S. Government
MSF MetLife Conservative Allocation Investment                    Investment Division
   Division (a)                                                 PIMCO VIT All Asset Investment Division
MSF MetLife Conservative to Moderate Allocation                 PIMCO VIT Long-Term U.S. Government Investment
   Investment Division (a)                                        Division
MSF MetLife Mid Cap Stock Index Investment                      PIMCO VIT Low Duration Investment Division
   Division                                                     Pioneer VCT Emerging Markets Investment Division
MSF MetLife Moderate Allocation Investment                      Pioneer VCT Mid Cap Value Investment Division
   Division (a)                                                 Royce Micro-Cap Investment Division
MSF MetLife Moderate to Aggressive Allocation                   Royce Small-Cap Investment Division
   Investment Division (a)                                      UIF Emerging Markets Debt Investment Division
MSF MetLife Stock Index Investment Division                     UIF Emerging Markets Equity Investment Division
MSF MFS Total Return Investment Division (a)                    Wells Fargo VT Total Return Bond Investment
MSF MFS Value Investment Division                                 Division
MSF MSCI EAFE Index Investment Division

(a) This Investment Division invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2012.

B. The following Investment Divisions had no net assets as of December 31, 2012:

Fidelity VIP Freedom 2015 Investment Division               Oppenheimer VA Main Street Small- & Mid-Cap
Fidelity VIP Freedom 2025 Investment Division                  Investment Division
Fidelity VIP Freedom 2040 Investment Division               Putnam VT International Value Investment Division
Janus Aspen Enterprise Investment Division
LMPVET Investment Counsel Variable Social
   Awareness Investment Division

3. PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Investment Division
MSF Lord Abbett Mid Cap Value Sub-Account

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                               New Name

(MIST) Lazard Mid Cap Portfolio                           (MIST) MLA Mid Cap Portfolio
(MIST) Rainer Large Cap Equity Portfolio                  (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                 (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                 (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio            (MSF) Lord Abbett Mid Cap Value Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.

Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES
Previously, mortality and expense risk charges ("M&E") for all Polices were reported as "Mortality and expense risk charges" in the Statements of Operations. Although M&E charges are generally assessed through the reduction in unit values, certain Policies assess their M&E charges through the redemption of units. The Investment Divisions changed their accounting method to report M&E charges assessed through the redemption of units as "Policy charges" in the Statements of Changes in Net Assets. This method is preferable as it results in these M&E charges being reported based on how they are assessed, which is consistent with the classification of other Policy fees and industry practice. This change had no effect on the net assets of the Investment Divisions or unit values of the Policies.

This change has been applied retrospectively to all periods presented. The impact by affected Investment Division was to decrease "Mortality and expense risk charges" in the Statements of Operations and to increase "Policy charges" in the Statements of Changes in Net Assets by the following amounts.

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                    -------------     --------------
     AllianceBernstein Global Thematic Growth Investment Division................................         162,987                310
     AllianceBernstein Intermediate Bond Investment Division.....................................             183                139
     AllianceBernstein International Value Investment Division...................................           (111)                  2
     American Century VP Vista Investment Division...............................................             305                519
     American Funds Bond Investment Division.....................................................          26,971             24,755
     American Funds Global Small Capitalization Investment Division..............................         402,822            401,930
     American Funds Growth Investment Division...................................................         887,833            821,615
     American Funds Growth-Income Investment Division............................................         517,187            489,440
     American Funds International Investment Division............................................           9,756              9,546
     American Funds U.S. Government/AAA-Rated Securities Investment Division.....................             601                596
     Dreyfus VIF International Value Investment Division.........................................             798                876
     Fidelity VIP Asset Manager: Growth Investment Division......................................          11,005             11,265
     Fidelity VIP Contrafund Investment Division.................................................          10,858             17,497
     Fidelity VIP Equity-Income Investment Division..............................................             749                838
     Fidelity VIP Freedom 2020 Investment Division...............................................           2,367              2,201
     Fidelity VIP Freedom 2030 Investment Division...............................................              86                231
     Fidelity VIP High Income Investment Division................................................              27                 30
     Fidelity VIP Investment Grade Bond Investment Division......................................           6,449              4,314
     Fidelity VIP Mid Cap Investment Division....................................................           5,725              5,209
     FTVIPT Mutual Global Discovery Securities Investment Division...............................           3,892              2,866
     FTVIPT Templeton Foreign Securities Investment Division.....................................         111,353            239,041
     FTVIPT Templeton Global Bond Securities Investment Division.................................           1,067                 89
     Goldman Sachs Mid-Cap Value Investment Division.............................................           1,289              1,356
     Goldman Sachs Structured Small Cap Equity Investment Division...............................             173                154
     Invesco V.I. Global Real Estate Investment Division.........................................          49,508             39,431
     Invesco V.I. Government Securities Investment Division......................................             120                 --
     Invesco V.I. International Growth Investment Division.......................................           1,400                783
     Invesco V.I. Van Kampen Comstock Investment Division........................................             423                 --
     Janus Aspen Balanced Investment Division....................................................          25,576             23,474
     Janus Aspen Forty Investment Division.......................................................          15,960             16,448
     Janus Aspen Janus Investment Division.......................................................          36,978            226,951
     Janus Aspen Overseas Investment Division....................................................          29,472                817
     MFS VIT Global Equity Investment Division...................................................             361                598
     MFS VIT High Income Investment Division.....................................................             491                457
     MFS VIT New Discovery Investment Division...................................................             555                340
     MFS VIT Value Investment Division...........................................................             285                293
     MIST BlackRock Large Cap Core Investment Division...........................................         681,593            702,685
     MIST Clarion Global Real Estate Investment Division.........................................         153,514            141,671
     MIST Dreman Small Cap Value Investment Division.............................................             255                220
     MIST Harris Oakmark International Investment Division.......................................         196,322            188,515
     MIST Invesco Small Cap Growth Investment Division...........................................          31,155             26,096
     MIST Janus Forty Investment Division........................................................          81,711             82,335

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD -- (CONTINUED)


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES -- (CONTINUED)

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                   ---------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                   --------------    ---------------
     MIST Legg Mason ClearBridge Aggressive Growth Investment Division...........................          82,685             54,030
     MIST Lord Abbett Bond Debenture Investment Division.........................................         152,892            258,188
     MIST Lord Abbett Mid Cap Value Investment Division..........................................             437                369
     MIST MetLife Aggressive Strategy Investment Division........................................          68,960                 --
     MIST MFS Emerging Markets Equity Investment Division........................................             788                 --
     MIST MFS Research International Investment Division.........................................          91,183             88,383
     MIST MLA Mid Cap Investment Division........................................................          36,387             32,814
     MIST Morgan Stanley Mid Cap Growth Investment Division......................................         850,520            582,516
     MIST PIMCO Inflation Protected Bond Investment Division.....................................          51,801             48,656
     MIST PIMCO Total Return Investment Division.................................................         306,218            301,175
     MIST Pioneer Fund Investment Division.......................................................             770                982
     MIST RCM Technology Investment Division.....................................................         103,151             91,702
     MIST SSgA Growth and Income ETF Investment Division.........................................          25,918             17,885
     MIST SSgA Growth ETF Investment Division....................................................          21,198             13,776
     MIST T. Rowe Price Large Cap Value Investment Division......................................          24,068            134,790
     MIST T. Rowe Price Mid Cap Growth Investment Division.......................................         283,741            124,744
     MIST Third Avenue Small Cap Value Investment Division.......................................          10,152             11,741
     MSF Baillie Gifford International Stock Investment Division.................................         135,375            142,564
     MSF Barclays Capital Aggregate Bond Index Investment Division...............................         867,344            860,534
     MSF BlackRock Aggressive Growth Investment Division.........................................         529,383            379,415
     MSF BlackRock Bond Income Investment Division...............................................         334,130            347,328
     MSF BlackRock Diversified Investment Division...............................................         846,392            751,518
     MSF BlackRock Large Cap Value Investment Division...........................................          86,087             77,167
     MSF BlackRock Legacy Large Cap Growth Investment Division...................................          53,272             45,881
     MSF BlackRock Money Market Investment Division..............................................         114,103            249,908
     MSF Davis Venture Value Investment Division.................................................         383,886            389,641
     MSF FI Value Leaders Investment Division....................................................          44,051             40,816
     MSF Jennison Growth Investment Division.....................................................         102,546            110,567
     MSF Loomis Sayles Small Cap Core Investment Division........................................         118,325            110,919
     MSF Loomis Sayles Small Cap Growth Investment Division......................................          58,648             46,479
     MSF Met/Artisan Mid Cap Value Investment Division...........................................         347,417            317,586
     MSF MetLife Conservative Allocation Investment Division.....................................          22,199             16,791
     MSF MetLife Conservative to Moderate Allocation Investment Division.........................          40,173             35,091
     MSF MetLife Mid Cap Stock Index Investment Division.........................................         448,943            427,389
     MSF MetLife Moderate Allocation Investment Division.........................................         236,948            209,528
     MSF MetLife Moderate to Aggressive Allocation Investment Division...........................         494,267            420,334
     MSF MetLife Stock Index Investment Division.................................................       3,199,191          2,799,860
     MSF MFS Total Return Investment Division....................................................         106,396             80,437
     MSF MFS Value Investment Division...........................................................         422,424            411,227
     MSF MSCI EAFE Index Investment Division.....................................................         515,481            487,987
     MSF Neuberger Berman Genesis Investment Division............................................         587,519            559,608
     MSF Oppenheimer Global Equity Investment Division...........................................         178,758            173,573
     MSF Russell 2000 Index Investment Division..................................................         349,641            341,067
     MSF T. Rowe Price Large Cap Growth Investment Division......................................         334,052            354,830
     MSF T. Rowe Price Small Cap Growth Investment Division......................................         666,351            511,433
     MSF Van Eck Global Natural Resources Investment Division....................................             609                 --
     MSF Western Asset Management Strategic Bond Opportunities Investment Division...............         160,797            154,138
     MSF Western Asset Management U.S. Government Investment Division............................         113,254            115,268
     PIMCO VIT All Asset Investment Division.....................................................              22                 --
     PIMCO VIT Low Duration Investment Division..................................................           2,905              2,779
     Pioneer VCT Emerging Markets Investment Division............................................          12,310             13,622
     Pioneer VCT Mid Cap Value Investment Division...............................................             550                297
     Royce Micro-Cap Investment Division.........................................................           1,375                619
     Royce Small-Cap Investment Division.........................................................           6,407              1,285

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD -- (CONCLUDED)


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES -- (CONCLUDED)

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                   --------------     --------------
     UIF Emerging Markets Debt Investment Division...............................................           1,372                 31
     UIF Emerging Markets Equity Investment Division.............................................           2,182                520
     Wells Fargo VT Total Return Bond Investment Division........................................           6,364              6,709


6. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

   The table below represents the range of effective annual rates for the charge for the year ended December 31, 2012:

     ---------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk                                                                       0.00% - 0.90%
     ---------------------------------------------------------------------------------------------------------------

   The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as policy charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $0 to $15 and are assessed monthly.

For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2012, 2011 and 2010.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS


                                           AS OF DECEMBER 31,               FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------ -------------------------------------------------
                                                                                        COST OF
                                          SHARES         COST ($)                    PURCHASES ($)
                                      -------------   -------------- -------------------------------------------------
                                           2012            2012           2012            2011            2010
                                      -------------   --------------    --------------  --------------  --------------
      AllianceBernstein Global
         Thematic Growth
         Investment Division.........         3,767           71,642          3,785       5,924,276          64,878
      AllianceBernstein
         Intermediate Bond
         Investment Division.........         8,488          102,645         57,983           4,944          44,107
      AllianceBernstein
         International Value
         Investment Division.........            12              179              2           1,511           1,284(a)
      American Century VP Vista
         Investment Division.........           236            3,853          1,774          16,251          60,206
      American Funds Bond
         Investment Division.........       485,256        5,262,880      1,312,217         969,816       1,139,102
      American Funds Global
         Small Capitalization
         Investment Division.........     2,982,770       60,143,479      3,115,383       3,778,860       4,775,557
      American Funds Growth
         Investment Division.........     2,165,777      110,745,930      3,746,471       5,600,915       6,233,209
      American Funds
         Growth-Income
         Investment Division.........     2,081,975       71,702,222      2,947,311       3,518,169       4,134,198
      American Funds
         High-Income Bond
         Investment Division.........         5,189           57,908         58,091(b)           --              --
      American Funds
         International Investment
         Division....................        31,331          525,723         53,707          16,165         390,086
      American Funds U.S.
         Government/AAA-Rated
         Securities Investment
         Division....................         3,578           44,566          7,935          24,616           8,716
      Dreyfus VIF International
         Value Investment
         Division....................        20,889          264,546          5,777           5,544           7,776
      Fidelity VIP Asset Manager:
         Growth Investment
         Division....................       130,734        1,695,641        564,188         201,611         350,953
      Fidelity VIP Contrafund
         Investment Division.........        88,886        2,080,901        256,811         386,193         618,817
      Fidelity VIP Equity-Income
         Investment Division.........         3,135           63,113         51,762          65,604          83,560
      Fidelity VIP Freedom 2010
         Investment Division.........         3,555           36,402          3,999          16,905          16,287
      Fidelity VIP Freedom 2020
         Investment Division.........        68,218          527,202         38,622          64,043          32,723
      Fidelity VIP Freedom 2030
         Investment Division.........         3,937           36,903          2,517          33,098         106,748
      Fidelity VIP Freedom 2050
         Investment Division.........         1,331           16,206          2,492          44,388(c)           --

                                             FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------
                                                        PROCEEDS
                                                     FROM SALES ($)
                                      ------------------------------------------------
                                           2012           2011            2010
                                       ---------------  --------------  --------------
      AllianceBernstein Global
         Thematic Growth
         Investment Division.........     4,346,961         265,271          84,747
      AllianceBernstein
         Intermediate Bond
         Investment Division.........         1,934           1,493          29,920
      AllianceBernstein
         International Value
         Investment Division.........             5           2,772              16(a)
      American Century VP Vista
         Investment Division.........         7,528          74,661         147,832
      American Funds Bond
         Investment Division.........       763,603         731,112         647,988
      American Funds Global
         Small Capitalization
         Investment Division.........     5,038,503       5,452,768       4,848,239
      American Funds Growth
         Investment Division.........    10,752,272       8,870,119       7,482,387
      American Funds
         Growth-Income
         Investment Division.........     5,517,911       3,636,760       3,422,111
      American Funds
         High-Income Bond
         Investment Division.........           189(b)           --              --
      American Funds
         International Investment
         Division....................       107,360         191,972          91,760
      American Funds U.S.
         Government/AAA-Rated
         Securities Investment
         Division....................         7,421          18,298          63,369
      Dreyfus VIF International
         Value Investment
         Division....................         2,581           6,265          73,348
      Fidelity VIP Asset Manager:
         Growth Investment
         Division....................       229,156         542,259         401,055
      Fidelity VIP Contrafund
         Investment Division.........       392,517         826,551       2,359,396
      Fidelity VIP Equity-Income
         Investment Division.........         7,307         243,406         152,960
      Fidelity VIP Freedom 2010
         Investment Division.........         1,313          13,581           1,077
      Fidelity VIP Freedom 2020
         Investment Division.........        41,771          79,620          15,399
      Fidelity VIP Freedom 2030
         Investment Division.........        23,108          83,225          42,841
      Fidelity VIP Freedom 2050
         Investment Division.........           302          25,362(c)           --

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,          FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- -------------------------------------------
                                                                            COST OF
                                    SHARES       COST ($)                PURCHASES ($)
                                 ------------  ------------ -------------------------------------------
                                     2012          2012         2012          2011          2010
                                 ------------  ------------   ----------    -------------  ------------
     Fidelity VIP High Income
        Investment Division.....       28,424       168,038      125,580        40,651           340
     Fidelity VIP Investment
        Grade Bond Investment
        Division................      176,645     2,309,600    1,921,672     1,807,611     1,216,749
     Fidelity VIP Mid Cap
        Investment Division.....       24,981       702,923      173,748       287,684       192,649
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....       39,801       790,298      175,011       279,594       735,899
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      270,845     3,801,087      878,128       539,313     1,298,784
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....       22,105       427,416      146,290       626,974       454,211
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       16,840       254,903        2,932        58,548         2,264
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....        2,071        22,781        6,983           893         4,341
     Invesco V.I. Global Real
        Estate Investment
        Division................      169,020     2,480,584    1,031,105     1,144,072       281,030
     Invesco V.I. Government
        Securities Investment
        Division................           25           309       15,310       105,415(d)     26,124
     Invesco V.I. International
        Growth Investment
        Division................      216,655     5,820,659    6,090,412        11,463       348,070
     Invesco V.I. Van Kampen
        Comstock Investment
        Division................       17,951       210,983       29,964       166,971        62,391(e)
     Janus Aspen Balanced
        Investment Division.....       38,724     1,072,774      249,875       476,479     1,410,141
     Janus Aspen Forty
        Investment Division.....       22,042       724,755      251,563        60,009       374,848
     Janus Aspen Janus
        Investment Division.....       36,736       725,079       34,590        11,493       709,475
     Janus Aspen Overseas
        Investment Division.....       11,935       564,816      114,730     5,940,358       246,705
     MFS VIT Global Equity
        Investment Division.....        8,975       128,563      135,732        14,292       201,962
     MFS VIT High Income
        Investment Division.....       18,452       134,943       29,358        12,069        10,141
     MFS VIT New Discovery
        Investment Division.....       11,458       163,711       42,794        24,020       105,171

                                     FOR THE YEAR ENDED DECEMBER 31,
                                 ------------------------------------------
                                                PROCEEDS
                                             FROM SALES ($)
                                 ------------------------------------------
                                     2012          2011          2010
                                   ----------    -------------  -----------
     Fidelity VIP High Income
        Investment Division.....        2,451           236       37,262
     Fidelity VIP Investment
        Grade Bond Investment
        Division................    1,407,822       593,778      919,692
     Fidelity VIP Mid Cap
        Investment Division.....       67,376        86,070       32,284
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....      195,072       383,211      728,462
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      422,457     6,463,366      553,148
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....       19,865       316,892      458,606
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       57,554       130,799       34,533
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....       35,753         1,806       34,881
     Invesco V.I. Global Real
        Estate Investment
        Division................      364,719     1,047,754      349,677
     Invesco V.I. Government
        Securities Investment
        Division................       36,465        86,648(d)     9,364
     Invesco V.I. International
        Growth Investment
        Division................      311,291       236,029      122,011
     Invesco V.I. Van Kampen
        Comstock Investment
        Division................       16,512         2,690       30,405(e)
     Janus Aspen Balanced
        Investment Division.....      555,156     1,530,768      490,563
     Janus Aspen Forty
        Investment Division.....      231,604       495,862      175,085
     Janus Aspen Janus
        Investment Division.....       57,167     7,130,795      408,399
     Janus Aspen Overseas
        Investment Division.....       18,736     5,664,163       20,135
     MFS VIT Global Equity
        Investment Division.....       12,826       232,286       73,751
     MFS VIT High Income
        Investment Division.....       12,497         1,866        3,882
     MFS VIT New Discovery
        Investment Division.....        4,661         4,419        4,660

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e)  For the period May 3, 2010 to December 31, 2010.
(f)  For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                   AS OF DECEMBER 31,        FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------- ---------------------------------------
                                                                         COST OF
                                  SHARES       COST ($)               PURCHASES ($)
                                -----------  ------------ ---------------------------------------
                                   2012          2012        2012          2011          2010
                                -----------  ------------   ------------  ---------     ---------
     MFS VIT Value Investment
        Division...............       1,207        15,291       1,023        36,464           969
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division...............         663         6,934       8,989(f)         --            --
     MIST American Funds
        Balanced Allocation
        Investment Division....      60,078       564,961     111,688       225,636       209,126
     MIST American Funds
        Growth Allocation
        Investment Division....      91,780       788,428     211,211       237,080       546,597
     MIST American Funds
        Moderate Allocation
        Investment Division....      55,547       537,412     223,173       184,789       144,861
     MIST AQR Global Risk
        Balanced Investment
        Division...............       2,151        24,410      30,767(f)         --            --
     MIST BlackRock Global
        Tactical Strategies
        Investment Division....       3,761        38,201      40,820(f)         --            --
     MIST BlackRock
        Large Cap Core
        Investment Division....  31,674,442   338,241,649   5,579,948     6,851,461     6,951,054
     MIST Clarion Global Real
        Estate Investment
        Division...............   2,269,161    26,891,735   3,856,513     2,264,531     3,370,800
     MIST Dreman Small Cap
        Value Investment
        Division...............       2,558        34,673      19,336        16,769        10,026
     MIST Harris Oakmark
        International Investment
        Division...............   2,231,255    30,985,772   2,666,808     2,500,638     3,407,788
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division....         716         7,515       9,936(f)         --            --
     MIST Invesco Small Cap
        Growth Investment
        Division...............     295,370     3,916,907     866,163       950,748       797,813
     MIST Janus Forty
        Investment Division....     199,959    13,554,667   2,118,628     1,510,556     2,738,764
     MIST JPMorgan Global
        Active Allocation
        Investment Division....       1,798        18,731      21,306(f)         --            --
     MIST Legg Mason
        ClearBridge Aggressive
        Growth Investment
        Division...............   1,536,327    11,654,136     770,047     5,893,574       471,892

                                    FOR THE YEAR ENDED DECEMBER 31,
                                --------------------------------------
                                               PROCEEDS
                                            FROM SALES ($)
                                --------------------------------------
                                    2012         2011          2010
                                 -------------- ---------   ----------
     MFS VIT Value Investment
        Division...............       33,595       67,428        2,907
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division...............        2,055(f)        --           --
     MIST American Funds
        Balanced Allocation
        Investment Division....       50,779      119,833       22,345
     MIST American Funds
        Growth Allocation
        Investment Division....      178,743      112,650       60,823
     MIST American Funds
        Moderate Allocation
        Investment Division....       72,031       27,959        8,208
     MIST AQR Global Risk
        Balanced Investment
        Division...............        6,330(f)        --           --
     MIST BlackRock Global
        Tactical Strategies
        Investment Division....        2,670(f)        --           --
     MIST BlackRock
        Large Cap Core
        Investment Division....   24,675,854   23,235,479   20,284,505
     MIST Clarion Global Real
        Estate Investment
        Division...............    2,040,067    1,937,838    1,679,748
     MIST Dreman Small Cap
        Value Investment
        Division...............       21,553        5,385        3,466
     MIST Harris Oakmark
        International Investment
        Division...............    3,615,172    2,457,952    2,246,052
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division....        2,420(f)        --           --
     MIST Invesco Small Cap
        Growth Investment
        Division...............    1,148,655      984,337      592,803
     MIST Janus Forty
        Investment Division....    1,831,257    2,004,491    1,663,638
     MIST JPMorgan Global
        Active Allocation
        Investment Division....        2,566(f)        --           --
     MIST Legg Mason
        ClearBridge Aggressive
        Growth Investment
        Division...............    1,188,432    1,236,188      698,228

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- ----------------------------------------
                                                                           COST OF
                                    SHARES        COST ($)              PURCHASES ($)
                                 ------------  ------------ ----------------------------------------
                                     2012           2012       2012           2011          2010
                                 ------------  ------------ -------------- -------------- ----------
     MIST Lord Abbett Bond
        Debenture Investment
        Division...............     2,123,239    25,322,728   4,029,220      4,202,645     3,982,725
     MIST Lord Abbett Mid Cap
        Value Investment
        Division................    4,262,662    72,390,245  76,386,802         17,623         7,623
     MIST Met/Franklin Income
        Investment Division.....       31,904       314,897      94,603        104,557        90,123
     MIST Met/Franklin Mutual
        Shares Investment
        Division................       15,476       122,733      47,800         34,651        31,238
     MIST Met/Franklin
        Templeton Founding
        Strategy Investment
        Division................       30,513       268,486      42,511         36,620        56,837
     MIST Met/Templeton
        Growth Investment
        Division................        6,801        58,375      17,630         19,150        26,766
     MIST Met/Templeton
        International Bond
        Investment Division....           219         2,557       3,780(f)          --            --
     MIST MetLife Aggressive
        Strategy Investment
        Division (b)............    1,445,108    14,892,050   1,631,765     15,450,469(d)         --
     MIST MetLife Balanced
        Plus Investment
        Division...............         4,293        44,243      50,269(f)          --            --
     MIST MFS Emerging
        Markets Equity
        Investment Division.....        8,058        82,805     153,279         26,770(d)         --
     MIST MFS Research
        International Investment
        Division................    1,522,917    16,398,808   3,674,489      2,576,414     1,608,825
     MIST MLA Mid Cap
        Investment Division.....      461,310     5,460,602     408,026      1,280,594       595,846
     MIST Morgan Stanley Mid
        Cap Growth Investment
        Division................   15,790,949   160,842,321   4,192,041      9,829,634   181,166,153
     MIST PIMCO Inflation
        Protected Bond
        Investment Division.....    1,155,669    13,063,982   4,918,545      3,303,438     2,469,861
     MIST PIMCO Total Return
        Investment Division.....    3,925,808    46,212,838   6,325,271      7,403,802     7,076,844
     MIST Pioneer Fund
        Investment Division.....       13,388       136,688       7,582          7,780         6,857
     MIST RCM Technology
        Investment Division.....    3,144,984    13,659,135   3,717,366      2,111,961     2,790,890

                                     FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------------
                                                PROCEEDS
                                             FROM SALES ($)
                                 ----------------------------------------
                                    2012           2011          2010
                                  ------------- --------------  ---------
     MIST Lord Abbett Bond
        Debenture Investment
        Division...............    2,630,362      5,865,230     3,898,865
     MIST Lord Abbett Mid Cap
        Value Investment
        Division................   4,011,220          3,264        22,956
     MIST Met/Franklin Income
        Investment Division.....       8,795         10,557         4,997
     MIST Met/Franklin Mutual
        Shares Investment
        Division................       4,845          5,687         2,657
     MIST Met/Franklin
        Templeton Founding
        Strategy Investment
        Division................      26,306         12,523        16,387
     MIST Met/Templeton
        Growth Investment
        Division................      13,167          9,023         1,499
     MIST Met/Templeton
        International Bond
        Investment Division....        1,243(f)          --            --
     MIST MetLife Aggressive
        Strategy Investment
        Division (b)............     989,906      1,027,360(d)         --
     MIST MetLife Balanced
        Plus Investment
        Division...............        6,146(f)          --            --
     MIST MFS Emerging
        Markets Equity
        Investment Division.....      95,164            540(d)         --
     MIST MFS Research
        International Investment
        Division................   1,969,844      2,605,812     2,067,653
     MIST MLA Mid Cap
        Investment Division.....     756,033      1,251,786       595,212
     MIST Morgan Stanley Mid
        Cap Growth Investment
        Division................  13,094,724     16,285,234     9,832,558
     MIST PIMCO Inflation
        Protected Bond
        Investment Division.....   1,739,898      2,028,482     1,583,040
     MIST PIMCO Total Return
        Investment Division.....   5,836,729      5,653,299     3,959,479
     MIST Pioneer Fund
        Investment Division.....       4,551         67,759        31,995
     MIST RCM Technology
        Investment Division.....   3,015,053      3,577,458     3,395,885

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- ---------------------------------------
                                                                            COST OF
                                    SHARES        COST ($)               PURCHASES ($)
                                 ------------  ------------ ---------------------------------------
                                     2012           2012        2012         2011          2010
                                 ------------  ------------  -------------- ---------   -----------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............           545         5,776        8,021(f)        --            --
     MIST SSgA Growth and
        Income ETF Investment
        Division................      510,566     5,521,373    1,824,928    1,498,489     2,220,868
     MIST SSgA Growth ETF
        Investment Division.....      364,021     3,776,125    1,113,746    1,923,928       875,750
     MIST T. Rowe Price Large
        Cap Value Investment
        Division................       54,075     1,327,202       76,536       25,689       501,908
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division................    2,219,463    18,559,725    3,759,855    8,275,848     1,810,217
     MIST Third Avenue Small
        Cap Value Investment
        Division................       55,315       778,082      126,084      595,096       877,330
     MSF Baillie Gifford
        International Stock
        Investment Division.....    4,353,412    48,696,172    2,184,026    3,235,087     2,105,704
     MSF Barclays Capital
        Aggregate Bond Index
        Investment Division.....   10,044,484   109,757,798   18,934,907   11,501,288    22,625,306
     MSF BlackRock
        Aggressive Growth
        Investment Division.....    6,594,035   153,172,524    2,359,607    8,269,136     2,338,781
     MSF BlackRock Bond
        Income Investment
        Division................      741,788    79,571,999    5,640,825    5,805,876     6,783,042
     MSF BlackRock
        Diversified Investment
        Division................   15,238,687   244,853,334    8,590,251   10,350,108     8,518,236
     MSF BlackRock Large Cap
        Value Investment
        Division................    1,458,260    15,800,374    3,386,813    1,424,125     1,366,630
     MSF BlackRock Legacy
        Large Cap Growth
        Investment Division.....      492,517    12,119,741    7,158,245    2,393,555       955,624
     MSF BlackRock Money
        Market Investment
        Division................      232,745    23,274,455   13,187,844   11,412,230    39,085,331
     MSF Davis Venture Value
        Investment Division.....    1,753,067    48,252,225    2,240,132    4,062,485     3,532,125
     MSF FI Value Leaders
        Investment Division.....       44,814     7,179,192      549,077      923,988       768,915
     MSF Jennison Growth
        Investment Division.....    1,515,312    16,878,865    5,678,348    1,020,376     1,735,188

                                      FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------------
                                                 PROCEEDS
                                              FROM SALES ($)
                                 ----------------------------------------
                                      2012          2011         2010
                                   ------------- ----------    ----------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............         2,255(f)         --            --
     MIST SSgA Growth and
        Income ETF Investment
        Division................      688,031       604,376       321,444
     MIST SSgA Growth ETF
        Investment Division.....      500,843     1,172,938       269,381
     MIST T. Rowe Price Large
        Cap Value Investment
        Division................       17,219     5,307,279       286,976
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division................    7,974,926     2,781,426     2,059,741
     MIST Third Avenue Small
        Cap Value Investment
        Division................      192,017     1,211,039       444,016
     MSF Baillie Gifford
        International Stock
        Investment Division.....    4,015,643     3,373,752     3,842,700
     MSF Barclays Capital
        Aggregate Bond Index
        Investment Division.....   11,439,455    21,342,034    16,711,144
     MSF BlackRock
        Aggressive Growth
        Investment Division.....   16,639,363    17,101,074    16,490,360
     MSF BlackRock Bond
        Income Investment
        Division................    7,542,088     8,666,314     7,737,220
     MSF BlackRock
        Diversified Investment
        Division................   21,948,665    21,365,154    21,488,733
     MSF BlackRock Large Cap
        Value Investment
        Division................    1,826,005     1,183,780     1,193,468
     MSF BlackRock Legacy
        Large Cap Growth
        Investment Division.....    2,120,133     1,606,886       766,286
     MSF BlackRock Money
        Market Investment
        Division................   10,707,190    20,447,498    44,495,834
     MSF Davis Venture Value
        Investment Division.....    3,984,624     5,416,410     4,155,257
     MSF FI Value Leaders
        Investment Division.....      728,968       900,032       500,892
     MSF Jennison Growth
        Investment Division.....    1,525,681     2,289,730     1,361,813

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                            AS OF DECEMBER 31,              FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------ ---------------------------------------------
                                                                                        COST OF
                                          SHARES         COST ($)                    PURCHASES ($)
                                      --------------  -------------- ---------------------------------------------
                                           2012            2012          2012             2011           2010
                                      --------------  --------------  ------------    --------------- ------------
      MSF Loomis Sayles Small
         Cap Core Investment
         Division....................         75,232      15,377,635     1,244,281       1,401,272         779,792
      MSF Loomis Sayles Small
         Cap Growth Investment
         Division....................        727,317       6,743,782       435,159       1,535,720         588,154
      MSF Met/Artisan Mid Cap
         Value Investment
         Division....................        252,918      51,480,088     1,652,342       2,136,634       3,730,063
      MSF MetLife Conservative
         Allocation Investment
         Division...................         451,331       5,053,916     1,835,676       1,806,198       2,451,236
      MSF MetLife Conservative
         to Moderate Allocation
         Investment Division........         715,057       7,782,001     2,243,025       1,953,282       2,108,320
      MSF MetLife Mid Cap
         Stock Index Investment
         Division...................       4,824,314      59,075,087     6,434,902       7,118,449       4,558,217
      MSF MetLife Moderate
         Allocation Investment
         Division...................       3,789,971      39,789,720     5,656,884       6,621,830       7,290,820
      MSF MetLife Moderate to
         Aggressive Allocation
         Investment Division........       6,539,874      68,806,566     7,501,562       8,856,018       9,000,879
      MSF MetLife Stock Index
         Investment Division........      22,136,633     667,211,901    41,740,053      42,140,081      47,048,203
      MSF MFS Total Return
         Investment Division........          58,054       7,741,000     1,197,544       1,189,902       2,150,016
      MSF MFS Value Investment
         Division...................       4,195,031      53,479,318     3,310,186       3,888,301       3,693,963
      MSF MSCI EAFE Index
         Investment Division........       5,820,975      63,949,200     7,247,918       9,375,469      10,748,813
      MSF Neuberger Berman
         Genesis Investment
         Division...................       6,238,426      89,603,420     1,372,639       2,070,471       2,239,658
      MSF Oppenheimer Global
         Equity Investment
         Division...................       2,516,431      32,324,895     1,995,431       4,561,354       3,249,970
      MSF Russell 2000 Index
         Investment Division........       3,841,387      45,326,711     2,536,084       4,574,342       4,271,448
      MSF T. Rowe Price Large
         Cap Growth Investment
         Division...................       2,795,839      34,493,708     2,729,462       2,728,837       1,214,090
      MSF T. Rowe Price Small
         Cap Growth Investment
         Division...................       5,328,638      70,024,797    12,017,765       6,480,374       2,318,086
      MSF Van Eck Global
         Natural Resources
         Investment Division.........          4,135          57,891        52,989          15,766(d)           --

                                             FOR THE YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------
                                                        PROCEEDS
                                                     FROM SALES ($)
                                      ---------------------------------------------
                                           2012            2011           2010
                                       -------------   ---------------- -----------
      MSF Loomis Sayles Small
         Cap Core Investment
         Division....................      1,870,414       2,332,479      1,332,319
      MSF Loomis Sayles Small
         Cap Growth Investment
         Division....................      1,390,992       1,011,621        546,779
      MSF Met/Artisan Mid Cap
         Value Investment
         Division....................      3,672,223       4,226,880      3,981,454
      MSF MetLife Conservative
         Allocation Investment
         Division...................       1,004,176       1,511,348        768,583
      MSF MetLife Conservative
         to Moderate Allocation
         Investment Division........         731,687       2,239,776        898,546
      MSF MetLife Mid Cap
         Stock Index Investment
         Division...................       6,851,251       5,790,251      5,525,712
      MSF MetLife Moderate
         Allocation Investment
         Division...................       4,063,798       3,119,932      2,263,141
      MSF MetLife Moderate to
         Aggressive Allocation
         Investment Division........       5,594,631       4,089,610      3,399,802
      MSF MetLife Stock Index
         Investment Division........      56,539,432      42,862,666     49,869,268
      MSF MFS Total Return
         Investment Division........       1,043,992       1,494,750      2,044,235
      MSF MFS Value Investment
         Division...................       4,486,581       5,180,543      3,946,394
      MSF MSCI EAFE Index
         Investment Division........       7,865,571       5,508,673      7,741,327
      MSF Neuberger Berman
         Genesis Investment
         Division...................       5,678,800       5,494,730      4,796,586
      MSF Oppenheimer Global
         Equity Investment
         Division...................       4,751,183       6,449,346      3,980,518
      MSF Russell 2000 Index
         Investment Division........       5,292,336       7,433,659      6,680,460
      MSF T. Rowe Price Large
         Cap Growth Investment
         Division...................       3,564,278       5,712,444      4,584,444
      MSF T. Rowe Price Small
         Cap Growth Investment
         Division...................      10,094,477       9,130,453      6,301,609
      MSF Van Eck Global
         Natural Resources
         Investment Division.........          9,747             344(d)          --

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                   AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------- -----------------------------------------
                                                                          COST OF
                                  SHARES       COST ($)                PURCHASES ($)
                                -----------  ------------ -----------------------------------------
                                   2012          2012         2012          2011         2010
                                -----------  ------------   ------------- ------------- -----------
     MSF Western Asset
        Management Strategic
        Bond Opportunities
        Investment Division...    1,820,890    22,287,439    2,398,460     2,218,805   3,765,318
     MSF Western Asset
        Management U.S.
        Government Investment
        Division..............    1,344,866    16,268,874    1,529,728     1,868,479   1,730,763
     PIMCO VIT All Asset
        Investment Division...       11,592       124,263       31,250        97,359(d)       --
     PIMCO VIT Long-Term
        U.S. Government
        Investment Division...        2,437        33,002       33,105(g)         --          --
     PIMCO VIT Low Duration
        Investment Division...       91,532       933,182       47,764       210,299      14,655
     Pioneer VCT Emerging
        Markets Investment
        Division..............       26,343       640,834      511,183       461,977     292,305
     Pioneer VCT Mid Cap
        Value Investment
        Division..............        8,814       136,154       13,669        52,297      68,084
     Royce Micro-Cap
        Investment Division...       33,973       346,507       56,398        22,196      291,230(a)
     Royce Small-Cap
        Investment Division...       49,127       505,731      194,261     1,012,962     433,307
     UIF Emerging Markets
        Debt Investment
        Division..............      124,223     1,092,320      734,902       432,895       3,126
     UIF Emerging Markets
        Equity Investment
        Division..............       68,792       954,379      423,867       657,354     160,270
     Wells Fargo VT Total
        Return Bond Investment
        Division..............       45,232       480,809      435,287       134,983     920,218

                                    FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------
                                               PROCEEDS
                                            FROM SALES ($)
                                ------------------------------------------
                                    2012         2011          2010
                                  ------------  ---------    -------------
     MSF Western Asset
        Management Strategic
        Bond Opportunities
        Investment Division...    2,267,683     2,678,776     1,826,322
     MSF Western Asset
        Management U.S.
        Government Investment
        Division..............    1,548,704     2,143,284     1,893,816
     PIMCO VIT All Asset
        Investment Division...        4,536            --            --
     PIMCO VIT Long-Term
        U.S. Government
        Investment Division...          101(g)         --            --
     PIMCO VIT Low Duration
        Investment Division...       43,068        21,217        10,848
     Pioneer VCT Emerging
        Markets Investment
        Division..............      259,048       837,851       225,049
     Pioneer VCT Mid Cap
        Value Investment
        Division..............        7,978         6,022         4,348
     Royce Micro-Cap
        Investment Division...       11,535         9,860         4,681(a)
     Royce Small-Cap
        Investment Division...      463,815       605,050       163,799
     UIF Emerging Markets
        Debt Investment
        Division..............       65,546        19,721         1,934
     UIF Emerging Markets
        Equity Investment
        Division..............       68,649       220,179         8,134
     Wells Fargo VT Total
        Return Bond Investment
        Division..............       88,422     1,089,695       371,858

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                              ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH             ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..         914,212           19,486           25,043            3,232            3,146            2,242
Units issued and
   transferred from
   other funding options.             797          943,623            5,471            3,563              191            3,226
Units redeemed and
   transferred to other
   funding options.......       (903,379)         (48,897)         (11,028)            (120)            (105)          (2,322)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........          11,630          914,212           19,486            6,675            3,232            3,146
                          ===============  ===============  =============== ================  ===============  ===============


                                ALLIANCEBERNSTEIN INTERNATIONAL VALUE                   AMERICAN CENTURY VP VISTA
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011            2010 (a)          2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..               9               73               --             679             5,360           13,115
Units issued and
   transferred from
   other funding options.              --                6               73              63               753            2,722
Units redeemed and
   transferred to other
   funding options.......              --             (70)               --           (463)           (5,434)         (10,477)
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------
Units end of year........               9                9               73             279               679            5,360
                          ===============  ===============  =============== ===============  ================  ===============

                                         AMERICAN FUNDS BOND                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..          367,699          361,073          335,183        2,037,588        2,114,920        2,152,577
Units issued and
   transferred from
   other funding options.          131,998          111,528          767,492          343,427          395,698        2,898,451
Units redeemed and
   transferred to other
   funding options.......        (101,751)        (104,902)        (741,602)        (433,428)        (473,030)      (2,936,108)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........          397,946          367,699          361,073        1,947,587        2,037,588        2,114,920
                          ================ ================  =============== ================  ===============  ===============


                                        AMERICAN FUNDS GROWTH                          AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,353,057        1,411,108        1,419,237        1,453,945        1,483,095        1,491,242
Units issued and
   transferred from
   other funding options.          191,289          236,308        1,491,854          212,605          249,184        1,511,750
Units redeemed and
   transferred to other
   funding options.......        (274,936)        (294,359)      (1,499,983)        (284,434)        (278,334)      (1,519,897)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        1,269,410        1,353,057        1,411,108        1,382,116        1,453,945        1,483,095
                          ================ ================  =============== ================  ===============  ===============

                            AMERICAN FUNDS
                           HIGH-INCOME BOND             AMERICAN FUNDS INTERNATIONAL
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- -------------------------------------------------
                               2012 (b)             2012             2011             2010
                          ------------------- ---------------  ---------------  ---------------

Units beginning of year..               --             21,039           27,930           17,214
Units issued and
   transferred from
   other funding options.            4,621              1,746              306           13,635
Units redeemed and
   transferred to other
   funding options.......             (15)            (4,012)          (7,197)          (2,919)
                          ------------------- ---------------  ---------------  ---------------
Units end of year........            4,606             18,773           21,039           27,930
                          =================== ===============  ===============  ===============


                                  AMERICAN FUNDS U.S. GOVERNMENT/
                                       AAA-RATED SECURITIES                         DREYFUS VIF INTERNATIONAL VALUE
                                        INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -----------------------------------------------
                               2012             2011             2010            2012             2011            2010
                          ---------------  ---------------  --------------- --------------- ---------------- --------------

Units beginning of year..           2,025            1,810            4,564          16,153           16,502         21,676
Units issued and
   transferred from
   other funding options.             292            1,074              398              77               99            505
Units redeemed and
   transferred to other
   funding options.......           (345)            (859)          (3,152)           (217)            (448)        (5,679)
                          ---------------  ---------------  --------------- --------------- ---------------- --------------
Units end of year........           1,972            2,025            1,810          16,013           16,153         16,502
                          ===============  ===============  =============== =============== ================ ==============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                 FIDELITY VIP ASSET MANAGER: GROWTH                      FIDELITY VIP CONTRAFUND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------- ----------------  ---------------

Units beginning of year..         138,116          172,460          181,097          157,450          190,755          332,757
Units issued and
   transferred from
   other funding options.          47,327           17,093           24,042           16,403           22,512           43,442
Units redeemed and
   transferred to other
   funding options.......        (20,847)         (51,437)         (32,679)         (26,439)         (55,817)        (185,444)
                          ---------------  ---------------  --------------- ---------------- ----------------  ---------------
Units end of year........         164,596          138,116          172,460          147,414          157,450          190,755
                          ===============  ===============  =============== ================ ================  ===============


                                    FIDELITY VIP EQUITY-INCOME                          FIDELITY VIP FREEDOM 2010
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..           1,549           17,040           23,778           3,238            3,002             1,541
Units issued and
   transferred from
   other funding options.           3,462            2,435            4,102             200              246             1,471
Units redeemed and
   transferred to other
   funding options.......           (580)         (17,926)         (10,840)            (60)             (10)              (10)
                          ---------------  ---------------  --------------- ---------------  ---------------  ----------------
Units end of year........           4,431            1,549           17,040           3,378            3,238             3,002
                          ===============  ===============  =============== ===============  ===============  ================

                                      FIDELITY VIP FREEDOM 2020                         FIDELITY VIP FREEDOM 2030
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..          53,514           56,297           56,341            6,028            9,011            3,665
Units issued and
   transferred from
   other funding options.             968              121              829               83            2,929            9,042
Units redeemed and
   transferred to other
   funding options.......         (3,203)          (2,904)            (873)          (2,172)          (5,912)          (3,696)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........          51,279           53,514           56,297            3,939            6,028            9,011
                          ===============  ===============  =============== ================  ===============  ===============


                              FIDELITY VIP FREEDOM 2050                FIDELITY VIP HIGH INCOME
                                 INVESTMENT DIVISION                      INVESTMENT DIVISION
                          -------------------------------- -------------------------------------------------
                               2012            2011 (c)          2012             2011            2010
                          ---------------  --------------- ---------------  ---------------- ---------------

Units beginning of year..           1,492               --           2,677               294           3,001
Units issued and
   transferred from
   other funding options.              --            1,494           6,418             2,406              --
Units redeemed and
   transferred to other
   funding options.......            (24)              (2)           (140)              (23)         (2,707)
                          ---------------  --------------- ---------------  ---------------- ---------------
Units end of year........           1,468            1,492           8,955             2,677             294
                          ===============  =============== ===============  ================ ===============

                               FIDELITY VIP INVESTMENT GRADE BOND                       FIDELITY VIP MID CAP
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------

Units beginning of year.         117,053           38,436          18,087          24,942           16,733           10,051
Units issued and
   transferred from
   other funding options         117,701          120,433          87,556           4,204           12,194            7,750
Units redeemed and
   transferred to other
   funding options......        (90,025)         (41,816)        (67,207)         (2,589)          (3,985)          (1,068)
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------
Units end of year.......         144,729          117,053          38,436          26,557           24,942           16,733
                         ===============  ===============  ============== ===============  ===============  ===============


                             FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES           FTVIPT TEMPLETON FOREIGN SECURITIES
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012             2011            2010            2012             2011             2010
                          --------------  ---------------  --------------- --------------- ---------------  ---------------

Units beginning of year.          44,626           53,444           54,588         203,775         558,309          520,792
Units issued and
   transferred from
   other funding options           6,077            9,519           32,229          49,290          26,853           75,062
Units redeemed and
   transferred to other
   funding options......        (10,364)         (18,337)         (33,373)        (27,753)       (381,387)         (37,545)
                          --------------  ---------------  --------------- --------------- ---------------  ---------------
Units end of year.......          40,339           44,626           53,444         225,312         203,775          558,309
                          ==============  ===============  =============== =============== ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                               FTVIPT TEMPLETON GLOBAL BOND SECURITIES                 GOLDMAN SACHS MID-CAP VALUE
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          14,004              179              204          19,234           24,643           27,552
Units issued and
   transferred from
   other funding options.           5,493           25,202           11,325              --               --                1
Units redeemed and
   transferred to other
   funding options.......           (941)         (11,377)         (11,350)         (3,609)          (5,409)          (2,910)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          18,556           14,004              179          15,625           19,234           24,643
                          ===============  ===============  =============== ===============  ===============  ===============


                              GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY             INVESCO V.I. GLOBAL REAL ESTATE
                                         INVESTMENT DIVISION                              INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012            2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..           4,148            4,258            7,623          54,002           54,093           59,960
Units issued and
   transferred from
   other funding options.             435               38              436          31,822           34,742            6,829
Units redeemed and
   transferred to other
   funding options.......         (2,658)            (148)          (3,801)        (11,890)         (34,833)         (12,696)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........           1,925            4,148            4,258          73,934           54,002           54,093
                          ===============  ===============  =============== ===============  ===============  ===============

                                   INVESCO V.I.
                               GOVERNMENT SECURITIES             INVESCO V.I. INTERNATIONAL GROWTH
                                INVESTMENT DIVISION                     INVESTMENT DIVISION
                         -------------------------------- -------------------------------------------------
                               2012           2011 (d)         2012             2011             2010
                         ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year.           1,570               --           1,308           14,201            1,080
Units issued and
   transferred from
   other funding options           1,091            8,213         329,534              320           20,685
Units redeemed and
   transferred to other
   funding options......         (2,639)          (6,643)        (16,045)         (13,213)          (7,564)
                         ---------------  --------------- ---------------  ---------------  ---------------
Units end of year.......              22            1,570         314,797            1,308           14,201
                         ===============  =============== ===============  ===============  ===============



                                INVESCO V.I. VAN KAMPEN COMSTOCK                        JANUS ASPEN BALANCED
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                              2012             2011           2010 (e)          2012             2011            2010
                         ---------------  --------------  --------------- ---------------  ---------------  ---------------

Units beginning of year.          17,951           2,966               --          81,522          155,834           99,381
Units issued and
   transferred from
   other funding options           2,259          15,242            2,966           9,247            8,172           79,900
Units redeemed and
   transferred to other
   funding options......         (1,363)           (257)               --        (31,704)         (82,484)         (23,447)
                         ---------------  --------------  --------------- ---------------  ---------------  ---------------
Units end of year.......          18,847          17,951            2,966          59,065           81,522          155,834
                         ===============  ==============  =============== ===============  ===============  ===============

                                          JANUS ASPEN FORTY                                 JANUS ASPEN JANUS
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------- ---------------  --------------- ---------------- ---------------  ---------------

Units beginning of year..           45,616          73,218           61,130           85,791         741,523          718,894
Units issued and
   transferred from
   other funding options.           13,757           4,044           22,591            1,271             640           65,451
Units redeemed and
   transferred to other
   funding options.......         (12,868)        (31,646)         (10,503)          (5,141)       (656,372)         (42,822)
                          ---------------- ---------------  --------------- ---------------- ---------------  ---------------
Units end of year........           46,505          45,616           73,218           81,921          85,791          741,523
                          ================ ===============  =============== ================ ===============  ===============


                                        JANUS ASPEN OVERSEAS                              MFS VIT GLOBAL EQUITY
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          15,536           11,481            3,135             356           14,222            5,543
Units issued and
   transferred from
   other funding options.           3,116          181,594            9,125           7,683              851           11,271
Units redeemed and
   transferred to other
   funding options.......         (1,025)        (177,539)            (779)           (806)         (14,717)          (2,592)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          17,627           15,536           11,481           7,233              356           14,222
                          ===============  ===============  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:





                                         MFS VIT HIGH INCOME                              MFS VIT NEW DISCOVERY
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..           8,896            9,020            9,209            7,919            7,814              396
Units issued and
   transferred from
   other funding options.           1,126                1              106            1,553              359            7,766
Units redeemed and
   transferred to other
   funding options.......           (757)            (125)            (295)            (268)            (254)            (348)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........           9,265            8,896            9,020            9,204            7,919            7,814
                          ===============  ===============  =============== ================  ===============  ===============


                                                                                   MIST
                                                                             ALLIANCEBERNSTEIN
                                                                              GLOBAL DYNAMIC
                                            MFS VIT VALUE                       ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------
                               2012              2011             2010           2012 (f)
                          ---------------  ---------------  --------------- -------------------

Units beginning of year..           3,138            5,577            5,803                --
Units issued and
   transferred from
   other funding options.              --               --               --               852
Units redeemed and
   transferred to other
   funding options.......         (2,089)          (2,439)            (226)             (196)
                          ---------------  ---------------  --------------- -------------------
Units end of year........           1,049            3,138            5,577               656
                          ===============  ===============  =============== ===================


                              MIST AMERICAN FUNDS BALANCED ALLOCATION            MIST AMERICAN FUNDS GROWTH ALLOCATION
                                        INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          50,766           41,296           23,102          82,817           71,574           15,564
Units issued and
   transferred from
   other funding options.           8,491           21,131           70,685          19,200           22,942           90,305
Units redeemed and
   transferred to other
   funding options.......         (4,666)         (11,661)         (52,491)        (17,699)         (11,699)         (34,295)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          54,591           50,766           41,296          84,318           82,817           71,574
                          ===============  ===============  =============== ===============  ===============  ===============


                                                                              MIST AQR GLOBAL
                              MIST AMERICAN FUNDS MODERATE ALLOCATION          RISK BALANCED
                                        INVESTMENT DIVISION                 INVESTMENT DIVISION
                          ------------------------------------------------- -------------------
                               2012             2011             2010            2012 (f)
                          ---------------  ---------------  --------------- -------------------

Units beginning of year..          37,706           23,584            9,961                --
Units issued and
   transferred from
   other funding options.          18,239           16,729           29,424             2,974
Units redeemed and
   transferred to other
   funding options.......         (6,361)          (2,607)         (15,801)             (616)
                          ---------------  ---------------  --------------- -------------------
Units end of year........          49,584           37,706           23,584             2,358
                          ===============  ===============  =============== ===================

                            MIST BLACKROCK
                            GLOBAL TACTICAL
                              STRATEGIES                MIST BLACKROCK LARGE CAP CORE
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- --------------------------------------------------
                               2012 (f)             2012             2011             2010
                          ------------------- ---------------  ---------------  ----------------

Units beginning of year..                --        12,762,727       13,468,383        14,107,746
Units issued and
   transferred from other
   funding options.......             3,964         1,483,936        1,797,760         9,046,176
Units redeemed and
   transferred to other
   funding options.......             (257)       (2,333,325)      (2,503,416)       (9,685,539)
                          ------------------- ---------------  ---------------  ----------------
Units end of year........             3,707        11,913,338       12,762,727        13,468,383
                          =================== ===============  ===============  ================




                                   MIST CLARION GLOBAL REAL ESTATE                      MIST DREMAN SMALL CAP VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------- ----------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..        1,311,823        1,342,988        1,332,507           2,480            1,705            1,271
Units issued and
   transferred from other
   funding options.......          371,416          277,732        1,901,957           1,210            1,121            1,222
Units redeemed and
   transferred to other
   funding options.......        (294,820)        (308,897)      (1,891,476)         (1,390)            (346)            (788)
                          ---------------- ----------------  --------------- ---------------  ---------------  ---------------
Units end of year........        1,388,419        1,311,823        1,342,988           2,300            2,480            1,705
                          ================ ================  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                                                                MIST INVESCO
                                                                                BALANCED-RISK
                                  MIST HARRIS OAKMARK INTERNATIONAL              ALLOCATION
                                         INVESTMENT DIVISION                 INVESTMENT DIVISION
                          -------------------------------------------------- -------------------
                                2012             2011             2010            2012 (f)
                          ---------------  ----------------  --------------- -------------------

Units beginning of year..       1,483,192         1,473,309        1,439,875               --
Units issued and
   transferred from
   other funding options.         301,420           324,563        1,994,881            9,427
Units redeemed and
   transferred to other
   funding options.......       (362,647)         (314,680)      (1,961,447)          (2,327)
                          ---------------  ----------------  --------------- -------------------
Units end of year........       1,421,965         1,483,192        1,473,309            7,100
                          ===============  ================  =============== ===================




                                    MIST INVESCO SMALL CAP GROWTH                            MIST JANUS FORTY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------

Units beginning of year..         279,254          280,254           268,049       1,093,634        1,185,626         1,122,196
Units issued and
   transferred from
   other funding options.          58,241           85,976           345,354         286,818          250,215         2,258,407
Units redeemed and
   transferred to other
   funding options.......        (91,762)         (86,976)         (333,149)       (294,792)        (342,207)       (2,194,977)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------
Units end of year........         245,733          279,254           280,254       1,085,660        1,093,634         1,185,626
                          ===============  ===============  ================ ===============  ===============  ================

                             MIST JPMORGAN
                             GLOBAL ACTIVE               MIST LEGG MASON CLEARBRIDGE
                              ALLOCATION                      AGGRESSIVE GROWTH
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- --------------------------------------------------
                               2012 (f)             2012             2011             2010
                          ------------------- ---------------  ----------------  ---------------

Units beginning of year..               --          1,353,551           888,257          918,435
Units issued and
   transferred from
   other funding options.           20,291            230,917           760,794          862,843
Units redeemed and
   transferred to other
   funding options.......          (2,480)          (270,726)         (295,500)        (893,021)
                          ------------------- ---------------  ----------------  ---------------
Units end of year........           17,811          1,313,742         1,353,551          888,257
                          =================== ===============  ================  ===============




                                   MIST LORD ABBETT BOND DEBENTURE                    MIST LORD ABBETT MID CAP VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ----------------  ---------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..        1,085,311        1,222,207        1,300,112           9,000            7,974             9,319
Units issued and
   transferred from
   other funding options.          167,197          200,137          833,058       3,301,144            1,279               620
Units redeemed and
   transferred to other
   funding options.......        (189,305)        (337,033)        (910,963)       (436,992)            (253)           (1,965)
                          ----------------  ---------------  --------------- ---------------  ---------------  ----------------
Units end of year........        1,063,203        1,085,311        1,222,207       2,873,152            9,000             7,974
                          ================  ===============  =============== ===============  ===============  ================

                                      MIST MET/FRANKLIN INCOME                       MIST MET/FRANKLIN MUTUAL SHARES
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..          19,993           13,040            5,364           8,617             6,134            2,904
Units issued and
   transferred from other
   funding options.......           6,087            7,842           13,379           3,067             3,078            6,436
Units redeemed and
   transferred to other
   funding options.......           (689)            (889)          (5,703)           (491)             (595)          (3,206)
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------
Units end of year........          25,391           19,993           13,040          11,193             8,617            6,134
                          ===============  ===============  =============== ===============  ================  ===============


                           MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY                MIST MET/TEMPLETON GROWTH
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011             2010             2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          27,693           25,753           21,298           6,014            5,088            2,173
Units issued and
   transferred from other
   funding options.......           2,368            3,131           55,695           1,505            1,929            5,903
Units redeemed and
   transferred to other
   funding options.......         (2,432)          (1,191)         (51,240)         (1,298)          (1,003)          (2,988)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          27,629           27,693           25,753           6,221            6,014            5,088
                          ===============  ===============  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                              MIST MET/
                              TEMPLETON
                            INTERNATIONAL             MIST METLIFE              MIST METLIFE            MIST MFS EMERGING
                              BOND MIST            AGGRESSIVE STRATEGY          BALANCED PLUS            MARKETS EQUITY
                         INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                         ------------------- ------------------------------- ------------------- --------------------------------
                              2012 (f)            2012           2011 (d)         2012 (f)             2012          2011 (d)
                         ------------------- ---------------  -------------- ------------------- ---------------  ---------------

Units beginning of year.               --          1,049,786              --               --              2,070               --
Units issued and
   transferred from
   other funding options              270            225,712       1,234,168            4,873             12,249            2,117
Units redeemed and
   transferred to other
   funding options......             (89)          (189,824)       (184,382)            (586)            (7,582)             (47)
                         ------------------- ---------------  -------------- ------------------- ---------------  ---------------
Units end of year.......              181          1,085,674       1,049,786            4,287              6,737            2,070
                         =================== ===============  ============== =================== ===============  ===============





                                  MIST MFS RESEARCH INTERNATIONAL                            MLA MID CAP
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.         820,338          838,110          885,756        358,406          360,447          362,314
Units issued and
   transferred from
   other funding options         314,771          223,953        1,201,606         58,299          109,194          450,103
Units redeemed and
   transferred to other
   funding options......       (214,418)        (241,725)      (1,249,252)       (82,282)        (111,235)        (451,970)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......         920,691          820,338          838,110        334,423          358,406          360,447
                         ===============  ===============  =============== ==============  ===============  ===============

                                 MIST MORGAN STANLEY MID CAP GROWTH                MIST PIMCO INFLATION PROTECTED BOND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------- ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       12,356,734      13,121,650           23,317         700,157          653,613          618,801
Units issued and
   transferred from
   other funding options.        1,750,563       1,773,282       24,103,485         381,726          288,475        1,507,168
Units redeemed and
   transferred to other
   funding options.......      (2,275,594)     (2,538,198)     (11,005,152)       (244,174)        (241,931)      (1,472,356)
                          ---------------- ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       11,831,703      12,356,734       13,121,650         837,709          700,157          653,613
                          ================ ===============  =============== ===============  ===============  ===============


                                       MIST PIMCO TOTAL RETURN                             MIST PIONEER FUND
                                         INVESTMENT DIVISION                              INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010           2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       2,427,091        2,450,427        2,378,221          13,480           17,938           20,277
Units issued and
   transferred from
   other funding options.         550,605          620,126        2,765,705             301              399              399
Units redeemed and
   transferred to other
   funding options.......       (612,124)        (643,462)      (2,693,499)           (327)          (4,857)          (2,738)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       2,365,572        2,427,091        2,450,427          13,454           13,480           17,938
                          ===============  ===============  =============== ===============  ===============  ===============

                                                                            MIST SCHRODERS
                                       MIST RCM TECHNOLOGY                GLOBAL MULTI-ASSET
                                       INVESTMENT DIVISION                INVESTMENT DIVISION
                         ------------------------------------------------ -------------------
                               2012            2011             2010           2012 (f)
                         ---------------  ---------------  -------------- -------------------

Units beginning of year.       1,828,123        2,007,835       2,111,049               --
Units issued and
   transferred from
   other funding options         519,280          541,643       3,754,204            7,478
Units redeemed and
   transferred to other
   funding options......       (630,576)        (721,355)     (3,857,418)          (2,144)
                         ---------------  ---------------  -------------- -------------------
Units end of year.......       1,716,827        1,828,123       2,007,835            5,334
                         ===============  ===============  ============== ===================



                                 MIST SSGA GROWTH AND INCOME ETF                       MIST SSGA GROWTH ETF
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ ------------------------------------------------
                              2012             2011             2010           2012             2011             2010
                         --------------- ---------------  --------------- ---------------  --------------  ---------------

Units beginning of year.         381,525         320,284          149,333         299,115         237,751          181,473
Units issued and
   transferred from
   other funding options         154,362         139,491          435,343         100,874         190,117          355,523
Units redeemed and
   transferred to other
   funding options......        (85,111)        (78,250)        (264,392)        (67,322)       (128,753)        (299,245)
                         --------------- ---------------  --------------- ---------------  --------------  ---------------
Units end of year.......         450,776         381,525          320,284         332,667         299,115          237,751
                         =============== ===============  =============== ===============  ==============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                 MIST T. ROWE PRICE LARGE CAP VALUE                  MIST T. ROWE PRICE MID CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------  ----------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..         108,604           601,441          585,353       1,957,835         1,725,748        1,754,850
Units issued and
   transferred from
   other funding options.           5,096             1,323           46,143         314,763           685,902        2,400,707
Units redeemed and
   transferred to other
   funding options.......         (1,586)         (494,160)         (30,055)       (727,694)         (453,815)      (2,429,809)
                          ---------------  ----------------  --------------- ---------------  ----------------  ---------------
Units end of year........         112,114           108,604          601,441       1,544,904         1,957,835        1,725,748
                          ===============  ================  =============== ===============  ================  ===============


                                  MIST THIRD AVENUE SMALL CAP VALUE               MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------

Units beginning of year..          54,483           96,930            66,457       2,947,427        2,985,340         3,130,833
Units issued and
   transferred from
   other funding options.           8,078           30,935            54,144         466,869          537,715         2,254,216
Units redeemed and
   transferred to other
   funding options.......        (12,048)         (73,382)          (23,671)       (628,395)        (575,628)       (2,399,709)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------
Units end of year........          50,513           54,483            96,930       2,785,901        2,947,427         2,985,340
                          ===============  ===============  ================ ===============  ===============  ================

                              MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX              MSF BLACKROCK AGGRESSIVE GROWTH
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ---------------

Units beginning of year..       5,367,889        6,069,208         5,979,612       8,613,267        9,010,506        9,655,662
Units issued and
   transferred from
   other funding options.       1,299,442        1,036,792         5,950,976         944,396        1,226,282        5,730,219
Units redeemed and
   transferred to other
   funding options.......     (1,138,456)      (1,738,111)       (5,861,380)     (1,504,257)      (1,623,521)      (6,375,375)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
Units end of year........       5,528,875        5,367,889         6,069,208       8,053,406        8,613,267        9,010,506
                          ===============  ===============  ================ ===============  ===============  ===============


                                      MSF BLACKROCK BOND INCOME                          MSF BLACKROCK DIVERSIFIED
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ----------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       3,448,815         3,695,898        3,849,026      10,223,668       10,826,228       11,480,151
Units issued and
   transferred from
   other funding options.         453,762           476,235        2,545,294       1,214,215        1,401,995        7,504,390
Units redeemed and
   transferred to other
   funding options.......       (616,053)         (723,318)      (2,698,422)     (1,840,603)      (2,004,555)      (8,158,313)
                          ---------------  ----------------  --------------- ---------------  ---------------  ---------------
Units end of year........       3,286,524         3,448,815        3,695,898       9,597,280       10,223,668       10,826,228
                          ===============  ================  =============== ===============  ===============  ===============

                                    MSF BLACKROCK LARGE CAP VALUE                  MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,036,664        1,026,360        1,018,697          533,802          494,998          480,438
Units issued and
   transferred from
   other funding options.          193,068          229,911        1,430,731          759,181          231,277          793,080
Units redeemed and
   transferred to other
   funding options.......        (257,334)        (219,607)      (1,423,068)        (209,226)        (192,473)        (778,520)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........          972,398        1,036,664        1,026,360        1,083,757          533,802          494,998
                          ================ ================  =============== ================  ===============  ===============


                                     MSF BLACKROCK MONEY MARKET                           MSF DAVIS VENTURE VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,163,332        1,663,896        1,962,757        1,569,723        1,632,869        1,661,533
Units issued and
   transferred from
   other funding options.          797,800          607,896        1,839,931          233,892          320,460        1,634,097
Units redeemed and
   transferred to other
   funding options.......        (655,130)      (1,108,460)      (2,138,792)        (291,754)        (383,606)      (1,662,761)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        1,306,002        1,163,332        1,663,896        1,511,861        1,569,723        1,632,869
                          ================ ================  =============== ================  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                      MSF FI VALUE LEADERS                              MSF JENNISON GROWTH
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------

Units beginning of year.         489,548          493,819         478,934       1,066,474        1,234,658        1,148,604
Units issued and
   transferred from
   other funding options          86,660          119,587         576,474         309,675          212,585        1,009,921
Units redeemed and
   transferred to other
   funding options......       (106,947)        (123,858)       (561,589)       (224,631)        (380,769)        (923,867)
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------
Units end of year.......         469,261          489,548         493,819       1,151,518        1,066,474        1,234,658
                         ===============  ===============  ============== ===============  ===============  ===============


                                 MSF LOOMIS SAYLES SMALL CAP CORE                MSF LOOMIS SAYLES SMALL CAP GROWTH
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012             2011            2010            2012             2011             2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.          95,949          115,539          116,312        639,754          597,616          592,149
Units issued and
   transferred from
   other funding options          10,523           19,557           70,304         96,222          204,191          595,787
Units redeemed and
   transferred to other
   funding options......        (17,993)         (39,147)         (71,077)      (166,556)        (162,053)        (590,320)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......          88,479           95,949          115,539        569,420          639,754          597,616
                         ===============  ===============  =============== ==============  ===============  ===============

                                    MSF MET/ARTISAN MID CAP VALUE                   MSF METLIFE CONSERVATIVE ALLOCATION
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------  ----------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..         187,483           222,836          191,339         293,962          281,025           179,332
Units issued and
   transferred from
   other funding options.          37,546            55,960          303,121         138,689          187,246           672,097
Units redeemed and
   transferred to other
   funding options.......        (36,252)          (91,313)        (271,624)       (101,783)        (174,309)         (570,404)
                          ---------------  ----------------  --------------- ---------------  ---------------  ----------------
Units end of year........         188,777           187,483          222,836         330,868          293,962           281,025
                          ===============  ================  =============== ===============  ===============  ================


                           MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION            MSF METLIFE MID CAP STOCK INDEX
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                               2012              2011             2010             2012             2011              2010
                          ---------------  ---------------  ---------------- ----------------  ---------------  ---------------

Units beginning of year..         491,119          523,187           443,689        3,140,839        3,223,737        3,313,158
Units issued and
   transferred from
   other funding options.         165,315          194,728           852,775          476,623          578,839        3,107,108
Units redeemed and
   transferred to other
   funding options.......       (107,740)        (226,796)         (773,277)        (646,076)        (661,737)      (3,196,529)
                          ---------------  ---------------  ---------------- ----------------  ---------------  ---------------
Units end of year........         548,694          491,119           523,187        2,971,386        3,140,839        3,223,737
                          ===============  ===============  ================ ================  ===============  ===============

                                 MSF METLIFE MODERATE ALLOCATION            MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012            2011             2010            2012             2011             2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.       3,050,810        2,825,563        2,488,914      5,400,236        5,118,269        4,732,679
Units issued and
   transferred from
   other funding options         658,640          818,677        4,421,202      1,100,174        1,298,976        8,011,177
Units redeemed and
   transferred to other
   funding options......       (623,602)        (593,430)      (4,084,553)    (1,066,769)      (1,017,009)      (7,625,587)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......       3,085,848        3,050,810        2,825,563      5,433,641        5,400,236        5,118,269
                         ===============  ===============  =============== ==============  ===============  ===============


                                     MSF METLIFE STOCK INDEX                           MSF MFS TOTAL RETURN
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ ------------------------------------------------
                              2012             2011             2010            2012            2011             2010
                         ---------------  --------------  --------------- ---------------  ---------------  --------------

Units beginning of year.      36,301,700      36,664,506       36,924,505         528,477          568,106         580,613
Units issued and
   transferred from
   other funding options       4,994,055       5,857,273       25,845,802         105,811          110,243         701,621
Units redeemed and
   transferred to other
   funding options......     (6,237,155)     (6,220,079)     (26,105,801)       (110,694)        (149,872)       (714,128)
                         ---------------  --------------  --------------- ---------------  ---------------  --------------
Units end of year.......      35,058,600      36,301,700       36,664,506         523,594          528,477         568,106
                         ===============  ==============  =============== ===============  ===============  ==============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                            MSF MFS VALUE                                   MSF MSCI EAFE INDEX
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        3,828,828        3,975,344        4,056,273        4,910,651        4,717,340        4,618,467
Units issued and
   transferred from
   other funding options.          529,637          685,905        3,454,529          973,636        1,183,779        5,171,804
Units redeemed and
   transferred to other
   funding options.......        (723,577)        (832,421)      (3,535,458)      (1,145,550)        (990,468)      (5,072,931)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        3,634,888        3,828,828        3,975,344        4,738,737        4,910,651        4,717,340
                          ================ ================  =============== ================  ===============  ===============


                                    MSF NEUBERGER BERMAN GENESIS                       MSF OPPENHEIMER GLOBAL EQUITY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        3,915,596        4,111,864        4,279,459        1,918,512        2,044,692        2,111,250
Units issued and
   transferred from
   other funding options.          506,545          590,730        3,571,339          220,361          348,871        1,375,412
Units redeemed and
   transferred to other
   funding options.......        (720,799)        (786,998)      (3,738,934)        (369,617)        (475,051)      (1,441,970)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        3,701,342        3,915,596        4,111,864        1,769,256        1,918,512        2,044,692
                          ================ ================  =============== ================  ===============  ===============


                                       MSF RUSSELL 2000 INDEX                       MSF T. ROWE PRICE LARGE CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        2,653,125        2,808,600        2,972,133        2,954,760        3,148,378        3,409,767
Units issued and
   transferred from
   other funding options.          369,378          516,402        2,633,026          509,096          503,272        2,659,923
Units redeemed and
   transferred to other
   funding options.......        (529,922)        (671,877)      (2,796,559)        (561,801)        (696,890)      (2,921,312)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        2,492,581        2,653,125        2,808,600        2,902,055        2,954,760        3,148,378
                          ================ ================  =============== ================  ===============  ===============


                                                                                    MSF VAN ECK GLOBAL
                                 MSF T. ROWE PRICE SMALL CAP GROWTH                  NATURAL RESOURCES
                                         INVESTMENT DIVISION                        INVESTMENT DIVISION
                          -------------------------------------------------- ---------------------------------
                                2012             2011              2010            2012           2011 (d)
                          ----------------  ---------------  --------------- ----------------  ---------------

Units beginning of year..        3,938,724        4,055,742        4,272,691               81               --
Units issued and
   transferred from
   other funding options.          426,779          645,717        2,453,679              295               83
Units redeemed and
   transferred to other
   funding options.......        (705,119)        (762,735)      (2,670,628)             (57)              (2)
                          ----------------  ---------------  --------------- ----------------  ---------------
Units end of year........        3,660,384        3,938,724        4,055,742              319               81
                          ================  ===============  =============== ================  ===============


                                    MSF WESTERN ASSET MANAGEMENT                      MSF WESTERN ASSET MANAGEMENT
                                    STRATEGIC BOND OPPORTUNITIES                             U.S. GOVERNMENT
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       1,068,823        1,145,809        1,115,618         957,065        1,021,769        1,063,071
Units issued and
   transferred from
   other funding options.         191,180          190,447        1,232,736         195,506          193,206        1,297,550
Units redeemed and
   transferred to other
   funding options.......       (222,981)        (267,433)      (1,202,545)       (216,214)        (257,910)      (1,338,852)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       1,037,022        1,068,823        1,145,809         936,357          957,065        1,021,769
                          ===============  ===============  =============== ===============  ===============  ===============


                                                                PIMCO VIT
                                                                LONG-TERM
                                PIMCO VIT ALL ASSET          U.S. GOVERNMENT               PIMCO VIT LOW DURATION
                                INVESTMENT DIVISION        INVESTMENT DIVISION               INVESTMENT DIVISION
                          -------------------------------- ------------------- -------------------------------------------------
                               2012           2011 (d)          2012 (g)            2012             2011             2010
                          ---------------  --------------- ------------------- ---------------  ---------------  ---------------

Units beginning of year..           8,649               --                --            80,364           65,497           66,450
Units issued and
   transferred from
   other funding options.           2,051            8,680             1,975             2,679           16,680               --
Units redeemed and
   transferred to other
   funding options.......           (375)             (31)               (7)           (3,955)          (1,813)            (953)
                          ---------------  --------------- ------------------- ---------------  ---------------  ---------------
Units end of year........          10,325            8,649             1,968            79,088           80,364           65,497
                          ===============  =============== =================== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                    PIONEER VCT EMERGING MARKETS                        PIONEER VCT MID CAP VALUE
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011            2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          22,116           41,431           37,577           3,306            2,302              586
Units issued and
   transferred from
   other funding options.          24,901           15,775           11,637             238            1,144            1,815
Units redeemed and
   transferred to other
   funding options.......        (13,796)         (35,090)          (7,783)           (155)            (140)             (99)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          33,221           22,116           41,431           3,389            3,306            2,302
                          ===============  ===============  =============== ===============  ===============  ===============


                                          ROYCE MICRO-CAP                                    ROYCE SMALL-CAP
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011           2010 (a)           2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          19,473           19,226               --          52,075           26,235            4,703
Units issued and
   transferred from
   other funding options.           2,968            1,095           19,549          11,367           66,609           35,416
Units redeemed and
   transferred to other
   funding options.......           (756)            (848)            (323)        (30,208)         (40,769)         (13,884)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          21,685           19,473           19,226          33,234           52,075           26,235
                          ===============  ===============  =============== ===============  ===============  ===============

                                      UIF EMERGING MARKETS DEBT                         UIF EMERGING MARKETS EQUITY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------- ---------------  ---------------- ---------------- ---------------  ---------------

Units beginning of year..           13,883             259               223           43,435          13,018              442
Units issued and
   transferred from
   other funding options.           21,216          14,310                79           30,945          46,847           13,146
Units redeemed and
   transferred to other
   funding options.......          (2,040)           (686)              (43)          (4,968)        (16,430)            (570)
                          ---------------- ---------------  ---------------- ---------------- ---------------  ---------------
Units end of year........           33,059          13,883               259           69,412          43,435           13,018
                          ================ ===============  ================ ================ ===============  ===============


                                  WELLS FARGO VT TOTAL RETURN BOND
                                         INVESTMENT DIVISION
                          -------------------------------------------------
                                2012             2011             2010
                          ---------------  ---------------  ---------------

Units beginning of year..           8,689           75,281           39,845
Units issued and
   transferred from
   other funding options.          26,948            4,877           56,222
Units redeemed and
   transferred to other
   funding options.......         (6,017)         (71,469)         (20,786)
                          ---------------  ---------------  ---------------
Units end of year........          29,620            8,689           75,281
                          ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.


The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2012:

                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  AllianceBernstein Global Thematic          2012       11,630                5.32         61,856
     Growth Investment Division              2011      914,212                4.70      4,293,695
                                             2010       19,486                6.13        119,488
                                             2009       25,043                5.17        129,504
                                             2008       14,644                3.38         49,447

  AllianceBernstein Intermediate Bond        2012        6,675               15.48        103,300
     Investment Division                     2011        3,232               14.63         47,286
     (Commenced 5/1/2005                     2010        3,146               13.75         43,265
     and began transactions in 2009)         2009        2,242               12.62         28,308

  AllianceBernstein International Value      2012            9               17.28            156
     Investment Division                     2011            9               15.08            141
     (Commenced 11/10/2008                   2010           73               18.68          1,357
     and began transactions in 2010)

  American Century VP Vista                  2012          279               14.73          4,105
     Investment Division                     2011          679               12.74          8,654
                                             2010        5,360               13.83         74,155
                                             2009       13,115               11.17        146,455
                                             2008        8,686                9.12         79,193

  American Funds Bond Investment             2012      397,946       12.53 - 22.37      5,420,310
     Division                                2011      367,699       11.99 - 21.23      4,735,459
                                             2010      361,073       11.41 - 20.00      4,365,031
                                             2009      335,183       10.81 - 18.79      3,760,642
                                             2008      317,147        9.69 - 16.69      3,143,128

  American Funds Global Small                2012    1,947,587       27.80 - 35.48     59,237,806
     Capitalization Investment Division      2011    2,037,588       23.74 - 30.03     52,474,989
                                             2010    2,114,920       29.62 - 37.13     67,405,353
                                             2009    2,152,577       24.42 - 30.34     56,054,284
                                             2008    2,098,117       15.27 - 18.81     33,880,750

  American Funds Growth Investment           2012    1,269,410      23.60 - 258.21    130,921,222
     Division                                2011    1,353,057      20.02 - 219.03    118,199,510
                                             2010    1,411,108      20.92 - 228.81    127,437,855
                                             2009    1,419,237      17.62 - 192.80    109,197,492
                                             2008    1,382,286      12.64 - 138.29     76,515,292

  American Funds Growth-Income               2012    1,382,116      51.99 - 175.83     79,614,717
     Investment Division                     2011    1,453,945      44.65 - 149.67     71,256,817
                                             2010    1,483,095      45.89 - 152.46     73,861,194
                                             2009    1,491,242      41.56 - 136.83     66,537,414
                                             2008    1,461,879      31.95 - 104.26     49,610,668

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  AllianceBernstein Global Thematic          2012        --                 0.00                 13.24
     Growth Investment Division              2011      0.43                 0.00               (23.40)
                                             2010      1.84                 0.00                 18.58
                                             2009        --                 0.00                 53.14
                                             2008        --                 0.00               (47.48)

  AllianceBernstein Intermediate Bond        2012      3.42                 0.00                  5.79
     Investment Division                     2011      4.56                 0.00                  6.38
     (Commenced 5/1/2005                     2010      5.90                 0.00                  8.93
     and began transactions in 2009)         2009      4.18                 0.00                 18.20

  AllianceBernstein International Value      2012      1.66                 0.00                 14.53
     Investment Division                     2011      1.92                 0.00               (19.25)
     (Commenced 11/10/2008                   2010      2.40                 0.00                 13.41
     and began transactions in 2010)

  American Century VP Vista                  2012        --                 0.00                 15.61
     Investment Division                     2011        --                 0.00                (7.90)
                                             2010        --                 0.00                 23.88
                                             2009        --                 0.00                 22.47
                                             2008        --                 0.00               (48.63)

  American Funds Bond Investment             2012      2.55          0.00 - 0.90           4.42 - 5.37
     Division                                2011      3.08          0.00 - 0.90           5.15 - 6.10
                                             2010      3.15          0.00 - 0.90           5.49 - 6.44
                                             2009      3.37                 0.90         11.60 - 12.61
                                             2008      5.80                 0.90      (10.12) - (9.37)

  American Funds Global Small                2012      1.34          0.00 - 0.90         17.11 - 18.18
     Capitalization Investment Division      2011      1.33          0.00 - 0.90     (19.87) - (19.14)
                                             2010      1.74          0.00 - 0.90         21.32 - 22.41
                                             2009      0.29                 0.90         59.85 - 61.30
                                             2008        --                 0.90     (53.94) - (48.89)

  American Funds Growth Investment           2012      0.80          0.00 - 0.90         16.83 - 17.89
     Division                                2011      0.61          0.00 - 0.90       (5.13) - (4.27)
                                             2010      0.73          0.00 - 0.90         17.62 - 18.68
                                             2009      0.67                 0.90         38.16 - 39.41
                                             2008      0.86                 0.90       (44.47) - 27.72

  American Funds Growth-Income               2012      1.64          0.00 - 0.90         16.42 - 17.48
     Investment Division                     2011      1.57          0.00 - 0.90       (2.71) - (1.83)
                                             2010      1.51          0.00 - 0.90         10.43 - 11.43
                                             2009      1.65                 0.90         30.07 - 31.24
                                             2008      1.79                 0.90     (38.41) - (35.35)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  American Funds High-Income Bond            2012        4,606               12.43         57,231
     Investment Division
     (Commenced 5/3/2010 and began
     transactions in 2012)

  American Funds International               2012       18,773               29.41        552,053
     Investment Division                     2011       21,039               24.94        524,711
     (Commenced 4/28/2008)                   2010       27,930               28.99        809,625
                                             2009       17,214               27.03        465,344
                                             2008        2,335               18.89         44,134

  American Funds U.S.                        2012        1,972               22.92         45,192
     Government/AAA-Rated                    2011        2,025               22.49         45,539
     Securities Investment Division          2010        1,810               20.90         37,830
     (Commenced 4/28/2008)                   2009        4,564               19.77         90,231
                                             2008        1,808               19.29         34,883

  Dreyfus VIF International Value            2012       16,013               12.81        205,133
     Investment Division                     2011       16,153               11.40        184,061
                                             2010       16,502               14.03        231,464
                                             2009       21,676               13.45        291,742
                                             2008       33,156               10.30        341,560

  Fidelity VIP Asset Manager: Growth         2012      164,596               11.95      1,966,232
     Investment Division                     2011      138,116               10.36      1,430,516
                                             2010      172,460               11.05      1,905,608
                                             2009      181,097                9.51      1,722,435
                                             2008      126,890                7.16        908,867

  Fidelity VIP Contrafund Investment         2012      147,414               15.89      2,343,022
     Division                                2011      157,450               13.67      2,151,649
                                             2010      190,755               14.04      2,677,373
                                             2009      332,757               11.99      3,988,185
                                             2008      218,160                8.83      1,927,330

  Fidelity VIP Equity-Income                 2012        4,431               14.06         62,291
     Investment Division                     2011        1,549               12.00         18,589
                                             2010       17,040               11.90        202,690
                                             2009       23,778               10.33        245,766
                                             2008       72,691                7.95        577,801

  Fidelity VIP Freedom 2010                  2012        3,378               11.73         39,638
     Investment Division                     2011        3,238               10.55         34,144
     (Commenced 4/28/2008)                   2010        3,002               10.61         31,860
                                             2009        1,541        9.44 - 12.05         14,548
                                             2008        3,089         7.63 - 9.69         23,569

  Fidelity VIP Freedom 2020                  2012       51,279       11.29 - 15.34        764,724
     Investment Division                     2011       53,514       10.01 - 13.53        699,714
     (Commenced 4/28/2008)                   2010       56,297       10.16 - 13.67        738,702
                                             2009       56,341        8.91 - 11.94        648,511
                                             2008        4,617         6.94 - 9.26         37,721

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  American Funds High-Income Bond            2012       5.70                0.00                  6.93
     Investment Division
     (Commenced 5/3/2010 and began
     transactions in 2012)

  American Funds International               2012       1.43                0.00                 17.91
     Investment Division                     2011       1.50                0.00               (13.96)
     (Commenced 4/28/2008)                   2010       2.23                0.00                  7.23
                                             2009       1.51                0.00                 43.07
                                             2008       2.51                0.00               (39.19)

  American Funds U.S.                        2012       1.00                0.00                  1.90
     Government/AAA-Rated                    2011       1.73                0.00                  7.57
     Securities Investment Division          2010       1.49                0.00                  5.75
     (Commenced 4/28/2008)                   2009       3.32                0.00                  2.50
                                             2008       2.26                0.00                  6.61

  Dreyfus VIF International Value            2012       2.56                0.00                 12.42
     Investment Division                     2011       1.88                0.00               (18.76)
                                             2010       1.53                0.00                  4.22
                                             2009       3.77                0.00                 30.67
                                             2008       2.14                0.00               (37.50)

  Fidelity VIP Asset Manager: Growth         2012       1.40                0.00                 15.34
     Investment Division                     2011       1.33                0.00                (6.27)
                                             2010       1.12                0.00                 16.18
                                             2009       1.60                0.00                 32.79
                                             2008       1.87                0.00               (35.88)

  Fidelity VIP Contrafund Investment         2012       1.22                0.00                 16.31
     Division                                2011       0.83                0.00                (2.64)
                                             2010       0.96                0.00                 17.11
                                             2009       1.48                0.00                 35.66
                                             2008       0.90                0.00               (42.60)

  Fidelity VIP Equity-Income                 2012       5.62                0.00                 17.19
     Investment Division                     2011       0.35                0.00                  0.86
                                             2010       1.60                0.00                 15.09
                                             2009       1.95                0.00                 30.03
                                             2008       1.89                0.00               (42.69)

  Fidelity VIP Freedom 2010                  2012       1.97                0.00                 11.28
     Investment Division                     2011       2.18                0.00                (0.63)
     (Commenced 4/28/2008)                   2010       2.67                0.00                 12.45
                                             2009       3.32                0.45         23.72 - 24.27
                                             2008       6.53                0.45     (23.71) - (23.48)

  Fidelity VIP Freedom 2020                  2012       2.06                0.00         12.87 - 13.38
     Investment Division                     2011       2.10                0.00       (1.47) - (1.03)
     (Commenced 4/28/2008)                   2010       2.26                0.00         13.98 - 14.49
                                             2009       4.16                0.45         28.40 - 28.97
                                             2008       4.51                0.45     (30.60) - (30.39)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  Fidelity VIP Freedom 2030                2012        3,939              10.87         42,834
     Investment Division                   2011        6,028       9.45 - 13.00         56,970
     (Commenced 4/28/2008)                 2010        9,011       9.75 - 13.35        108,191
                                           2009        3,665       8.43 - 11.50         31,738
                                           2008        3,324        6.43 - 8.74         21,387

  Fidelity VIP Freedom 2050                2012        1,468              12.12         17,799
     Investment Division                   2011        1,492              10.34         15,438
     (Commenced 5/4/2009 and began
     transactions in 2011)

  Fidelity VIP High Income                 2012        8,955              18.44        165,146
     Investment Division                   2011        2,677              16.14         43,223
     (Commenced 4/28/2008 and began        2010          294              15.52          4,565
     transactions in 2009)                 2009        3,001              13.63         40,915

  Fidelity VIP Investment Grade Bond       2012      144,729              15.79      2,285,792
     Investment Division                   2011      117,053              14.93      1,747,852
                                           2010       38,436              13.93        535,344
                                           2009       18,087              12.93        233,950
                                           2008        3,908              11.18         43,701

  Fidelity VIP Mid Cap Investment          2012       26,557              28.20        748,919
     Division (Commenced 4/28/2008)        2011       24,942              24.62        613,958
                                           2010       16,733              27.61        462,031
                                           2009       10,051              21.48        215,869
                                           2008        2,071              15.37         31,825

  FTVIPT Mutual Global Discovery           2012       40,339              19.91        803,176
     Securities Investment Division        2011       44,626              17.56        783,835
                                           2010       53,444              18.10        967,332
                                           2009       54,588              16.17        882,515
                                           2008      140,006              13.11      1,835,518

  FTVIPT Templeton Foreign Securities      2012      225,312              17.59      3,962,470
     Investment Division                   2011      203,775              14.83      3,021,785
                                           2010      558,309              16.56      9,244,694
                                           2009      520,792              15.24      7,935,141
                                           2008      527,866              11.09      5,856,168

  FTVIPT Templeton Global Bond             2012       18,556              23.82        442,101
     Securities Investment Division        2011       14,004              20.66        289,345
     (Commenced 5/4/2009)                  2010          179              20.79          3,728
                                           2009          204              18.12          3,704

  Goldman Sachs Mid-Cap Value              2012       15,625              16.52        258,154
     Investment Division                   2011       19,234              13.95        268,248
                                           2010       24,643              14.90        367,089
                                           2009       27,552              11.92        328,341
                                           2008      102,102               8.95        913,808

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 --------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------  -----------------
  Fidelity VIP Freedom 2030                2012       1.84                0.00                15.06
     Investment Division                   2011       1.97                0.00      (3.03) - (2.59)
     (Commenced 4/28/2008)                 2010       2.42                0.00        15.56 - 16.08
                                           2009       2.47                0.45        31.07 - 31.66
                                           2008       6.89                0.45    (35.65) - (35.46)

  Fidelity VIP Freedom 2050                2012       2.12                0.00                17.20
     Investment Division                   2011       1.77                0.00               (5.36)
     (Commenced 5/4/2009 and began
     transactions in 2011)

  Fidelity VIP High Income                 2012      14.49                0.00                14.23
     Investment Division                   2011      37.24                0.00                 4.03
     (Commenced 4/28/2008 and began        2010       4.94                0.00                13.82
     transactions in 2009)                 2009      26.74                0.00                43.96

  Fidelity VIP Investment Grade Bond       2012       1.95                0.00                 5.77
     Investment Division                   2011       4.67                0.00                 7.21
                                           2010       4.23                0.00                 7.68
                                           2009      10.75                0.00                15.67
                                           2008       1.19                0.00               (3.35)

  Fidelity VIP Mid Cap Investment          2012       0.42                0.00                14.56
     Division (Commenced 4/28/2008)        2011       0.03                0.00              (10.85)
                                           2010       0.15                0.00                28.57
                                           2009       0.29                0.00                39.75
                                           2008       0.15                0.00              (46.25)

  FTVIPT Mutual Global Discovery           2012       2.67                0.00                13.36
     Securities Investment Division        2011       2.31                0.00               (2.96)
                                           2010       1.39                0.00                11.96
                                           2009       0.75                0.00                23.31
                                           2008       2.51                0.00              (28.44)

  FTVIPT Templeton Foreign Securities      2012       3.26                0.00                18.60
     Investment Division                   2011       1.67                0.00              (10.44)
                                           2010       2.02                0.00                 8.67
                                           2009       3.61                0.00                37.34
                                           2008       2.58                0.00              (40.23)

  FTVIPT Templeton Global Bond             2012       6.56                0.00                15.31
     Securities Investment Division        2011       3.79                0.00               (0.61)
     (Commenced 5/4/2009)                  2010       0.20                0.00                14.71
                                           2009         --                0.00                95.55

  Goldman Sachs Mid-Cap Value              2012       1.06                0.00                18.47
     Investment Division                   2011       0.67                0.00               (6.37)
                                           2010       0.70                0.00                25.00
                                           2009       1.09                0.00                33.15
                                           2008       1.06                0.00              (37.33)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  Goldman Sachs Structured Small Cap       2012        1,925              13.67         26,317
     Equity Investment Division            2011        4,148              12.12         50,259
                                           2010        4,258              12.04         51,252
                                           2009        7,623               9.25         70,508
                                           2008        6,818               7.24         49,396

  Invesco V.I. Global Real Estate          2012       73,934              35.37      2,614,736
     Investment Division                   2011       54,002              27.60      1,490,644
                                           2010       54,093              29.53      1,597,111
                                           2009       59,960              25.13      1,506,522
                                           2008       76,172              19.10      1,455,085

  Invesco V.I. Government Securities       2012           22              13.99            311
     Investment Division                   2011        1,570              13.69         21,491
     (Commenced 5/2/2011)

  Invesco V.I. International Growth        2012      314,797              20.67      6,506,152
     Investment Division                   2011        1,308              17.89         23,407
     (Commenced 4/28/2008                  2010       14,201              19.18        272,411
     and began transactions in 2009)       2009        1,080              17.00         18,360

  Invesco V.I. Van Kampen Comstock         2012       18,847              12.59        237,306
     Investment Division                   2011       17,951              10.59        190,062
     (Commenced 5/3/2010)                  2010        2,966              10.82         32,084

  Janus Aspen Balanced Investment          2012       59,065              18.63      1,100,549
     Division                              2011       81,522              16.43      1,339,788
                                           2010      155,834              16.22      2,526,859
                                           2009       99,381              15.00      1,490,464
                                           2008       20,633              11.94        246,409

  Janus Aspen Forty Investment             2012       46,505              19.09        887,847
     Division                              2011       45,616              15.41        703,136
                                           2010       73,218              16.56      1,212,768
                                           2009       61,130              15.56        950,941
                                           2008       45,182              10.65        475,295

  Janus Aspen Janus Investment             2012       81,921              11.86        971,677
     Division                              2011       85,791              10.00        858,094
                                           2010      741,523              10.56      7,832,002
                                           2009      718,894               9.22      6,630,451
                                           2008      685,791               6.76      4,638,873

  Janus Aspen Overseas Investment          2012       17,627              25.07        441,942
     Division (Commenced 4/28/2008)        2011       15,536              22.15        344,135
                                           2010       11,481              32.74        375,851
                                           2009        3,135              26.19         82,093
                                           2008        1,777              14.62         25,984

  MFS VIT Global Equity Investment         2012        7,233              18.72        135,428
     Division                              2011          356              15.23          5,414
                                           2010       14,222              15.95        226,794
                                           2009        5,543              14.23         78,884
                                           2008        5,386              10.80         58,159

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------   -----------------
  Goldman Sachs Structured Small Cap       2012       1.02                0.00                 12.83
     Equity Investment Division            2011       0.82                0.00                  0.67
                                           2010       0.57                0.00                 30.12
                                           2009       1.46                0.00                 27.67
                                           2008       0.66                0.00               (33.96)

  Invesco V.I. Global Real Estate          2012       0.56                0.00                 28.12
     Investment Division                   2011       4.08                0.00                (6.51)
                                           2010       5.17                0.00                 17.51
                                           2009         --                0.00                 31.53
                                           2008       5.47                0.00               (44.65)

  Invesco V.I. Government Securities       2012         --                0.00                 10.11
     Investment Division                   2011         --                0.00                  7.73
     (Commenced 5/2/2011)

  Invesco V.I. International Growth        2012       1.58                0.00                 15.53
     Investment Division                   2011       1.52                0.00                (6.74)
     (Commenced 4/28/2008                  2010       2.40                0.00                 12.86
     and began transactions in 2009)       2009       1.38                0.00                 35.24

  Invesco V.I. Van Kampen Comstock         2012       1.58                0.00                 18.92
     Investment Division                   2011       0.44                0.00                (2.11)
     (Commenced 5/3/2010)                  2010         --                0.00                 19.94

  Janus Aspen Balanced Investment          2012       2.26                0.00                 13.37
     Division                              2011       2.04                0.00                  1.36
                                           2010       2.71                0.00                  8.12
                                           2009       2.93                0.00                 25.58
                                           2008       3.65                0.00               (16.08)

  Janus Aspen Forty Investment             2012       0.56                0.00                 23.86
     Division                              2011       0.24                0.00                (6.94)
                                           2010       0.24                0.00                  6.48
                                           2009       0.01                0.00                 46.01
                                           2008       0.01                0.00               (44.31)

  Janus Aspen Janus Investment             2012       0.56                0.00                 18.59
     Division                              2011       0.24                0.00                (5.30)
                                           2010       1.09                0.00                 14.52
                                           2009       0.54                0.00                 36.35
                                           2008       0.74                0.00               (39.71)

  Janus Aspen Overseas Investment          2012       0.63                0.00                 13.18
     Division (Commenced 4/28/2008)        2011       0.10                0.00               (32.34)
                                           2010       0.73                0.00                 25.02
                                           2009       0.46                0.00                 79.07
                                           2008         --                0.00               (52.68)

  MFS VIT Global Equity Investment         2012       0.22                0.00                 22.98
     Division                              2011       0.67                0.00                (4.53)
                                           2010       0.78                0.00                 12.05
                                           2009       2.04                0.00                 31.80
                                           2008       0.76                0.00               (33.95)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO           NET
                                                        UNITS         HIGHEST ($)      ASSETS ($)
                                                    ------------   -----------------  -------------
  MFS VIT High Income Investment              2012         9,265               17.41        161,267
     Division                                 2011         8,896               15.21        135,311
                                              2010         9,020               14.65        132,109
                                              2009         9,209               12.80        117,897
                                              2008           354                8.82          3,111

  MFS VIT New Discovery Investment            2012         9,204               18.68        171,983
     Division                                 2011         7,919               15.46        122,395
                                              2010         7,814               17.27        134,923
                                              2009           396               12.70          5,029
                                              2008           249                7.80          1,942

  MFS VIT Value Investment Division           2012         1,049               16.36         17,162
                                              2011         3,138               14.12         44,299
                                              2010         5,577               14.18         79,095
                                              2009         5,803               12.75         74,001
                                              2008         6,081               10.41         63,334

  MIST AllianceBernstein Global               2012           656               10.82          7,098
     Dynamic Allocation Investment
     Division (Commenced 4/30/2012)

  MIST American Funds Balanced                2012        54,591               11.57        631,423
     Allocation Investment Division           2011        50,766               10.16        515,995
     (Commenced 4/28/2008)                    2010        41,296               10.35        427,406
                                              2009        23,102                9.21        212,728
                                              2008         1,427                7.08         10,107

  MIST American Funds Growth                  2012        84,318               10.99        926,978
     Allocation Investment Division           2011        82,817                9.43        781,245
     (Commenced 4/28/2008)                    2010        71,574                9.87        706,300
                                              2009        15,564                8.67        134,986
                                              2008         2,439                6.45         15,747

  MIST American Funds Moderate                2012        49,584               11.85        587,686
     Allocation Investment Division           2011        37,706               10.65        401,606
     (Commenced 4/28/2008)                    2010        23,584               10.60        250,094
                                              2009         9,961                9.63         95,893
                                              2008           593                7.77          4,607

  MIST AQR Global Risk Balanced               2012         2,358               10.51         24,784
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical              2012         3,707               10.54         39,078
     Strategies Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap Core               2012    11,913,338        9.54 - 41.30    307,558,825
     Investment Division                      2011    12,762,727        8.43 - 36.66    291,615,739
                                              2010    13,468,383        8.42 - 36.79    309,489,536
                                              2009    14,107,746        7.50 - 32.93    291,577,776
                                              2008    14,670,780        6.31 - 27.82    258,799,279

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   ----------------   ------------------
  MFS VIT High Income Investment              2012       7.49                 0.00                  14.43
     Division                                 2011       8.93                 0.00                   3.86
                                              2010       7.00                 0.00                  14.40
                                              2009       1.48                 0.00                  45.22
                                              2008      10.38                 0.00                (28.67)

  MFS VIT New Discovery Investment            2012         --                 0.00                  20.90
     Division                                 2011         --                 0.00                (10.49)
                                              2010         --                 0.00                  35.94
                                              2009         --                 0.00                  62.92
                                              2008         --                 0.00                (39.52)

  MFS VIT Value Investment Division           2012       1.77                 0.00                  15.88
                                              2011       1.45                 0.00                 (0.47)
                                              2010       1.32                 0.00                  11.22
                                              2009       1.24                 0.00                  22.45
                                              2008       6.73                 0.00                (32.72)

  MIST AllianceBernstein Global               2012         --                 0.00                   4.39
     Dynamic Allocation Investment
     Division (Commenced 4/30/2012)

  MIST American Funds Balanced                2012       1.94                 0.00                  13.80
     Allocation Investment Division           2011       1.44                 0.00                 (1.80)
     (Commenced 4/28/2008)                    2010       1.26                 0.00                  12.40
                                              2009         --                 0.00                  30.06
                                              2008       5.25                 0.00                (29.27)

  MIST American Funds Growth                  2012       1.55                 0.00                  16.54
     Allocation Investment Division           2011       1.38                 0.00                 (4.41)
     (Commenced 4/28/2008)                    2010       0.62                 0.00                  13.78
                                              2009         --                 0.00                  34.36
                                              2008       8.38                 0.00                (35.51)

  MIST American Funds Moderate                2012       2.15                 0.00                  11.28
     Allocation Investment Division           2011       1.66                 0.00                   0.44
     (Commenced 4/28/2008)                    2010       1.38                 0.00                  10.15
                                              2009         --                 0.00                  23.90
                                              2008       6.80                 0.00                (22.46)

  MIST AQR Global Risk Balanced               2012         --                 0.00                   4.63
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical              2012         --                 0.00                   4.21
     Strategies Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap Core               2012       1.21          0.00 - 0.90          12.66 - 13.68
     Investment Division                      2011       1.12          0.00 - 0.90          (0.36) - 0.54
                                              2010       1.34          0.00 - 0.90          11.73 - 12.73
                                              2009       1.61          0.45 - 0.90          18.37 - 19.43
                                              2008       0.70          0.45 - 0.90      (37.68) - (31.87)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  MIST Clarion Global Real Estate          2012    1,388,419      17.60 - 19.03     26,083,318
     Investment Division                   2011    1,311,823      14.06 - 15.06     19,560,387
                                           2010    1,342,988      14.98 - 15.90     21,160,564
                                           2009    1,332,507      13.00 - 13.68     18,066,465
                                           2008    1,247,223       9.71 - 10.12     12,525,455

  MIST Dreman Small Cap Value              2012        2,300              16.76         38,553
     Investment Division                   2011        2,480              14.49         35,938
     (Commenced 4/28/2008)                 2010        1,705              16.12         27,489
                                           2009        1,271              13.49         17,136
                                           2008           11              10.45            120

  MIST Harris Oakmark International        2012    1,421,965      12.34 - 24.19     33,602,695
     Investment Division                   2011    1,483,192       9.53 - 18.68     27,216,742
                                           2010    1,473,309      20.09 - 21.72     31,544,698
                                           2009    1,439,875      17.38 - 18.61     26,459,351
                                           2008    1,337,674      11.28 - 11.97     15,844,670

  MIST Invesco Balanced-Risk               2012        7,100               1.06          7,513
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Invesco Small Cap Growth            2012      245,733      17.38 - 21.67      4,616,668
     Investment Division                   2011      279,254      14.80 - 18.28      4,412,967
                                           2010      280,254      15.06 - 18.44      4,469,898
                                           2009      268,049      12.01 - 14.58      3,392,636
                                           2008      230,618       9.03 - 10.86      2,187,257

  MIST Janus Forty Investment Division     2012    1,085,660     12.25 - 404.14     15,566,776
                                           2011    1,093,634     10.07 - 329.01     12,484,277
                                           2010    1,185,626     10.96 - 355.01     14,254,655
                                           2009    1,122,196     10.08 - 323.68     12,100,411
                                           2008      943,170      7.10 - 226.02      6,915,393

  MIST JPMorgan Global Active              2012       17,811               1.06         18,883
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge              2012    1,313,742       9.48 - 11.14     14,226,385
     Aggressive Growth Investment          2011    1,353,551        7.98 - 9.38     12,365,794
     Division                              2010      888,257        7.56 - 9.05      7,832,576
                                           2009      918,435        6.11 - 7.30      6,533,459
                                           2008      929,444        4.59 - 5.47      4,956,827

  MIST Lord Abbett Bond Debenture          2012    1,063,203      23.01 - 34.98     28,515,095
     Investment Division                   2011    1,085,311      20.52 - 30.90     25,730,993
                                           2010    1,222,207      19.75 - 29.48     27,673,730
                                           2009    1,300,112      17.61 - 26.05     26,033,742
                                           2008    1,205,110      12.96 - 19.00     17,548,678

  MIST Lord Abbett Mid Cap Value           2012    2,873,152      15.40 - 32.87     74,892,920
     Investment Division                   2011        9,000              13.43        120,858
                                           2010        7,974              13.94        111,190
                                           2009        9,319              11.11        103,521
                                           2008       10,463               8.78         91,851

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------   -----------------
  MIST Clarion Global Real Estate          2012       2.22         0.00 - 0.90         25.16 - 26.30
     Investment Division                   2011       4.03         0.00 - 0.90       (6.12) - (5.28)
                                           2010       8.28         0.00 - 0.90         15.24 - 16.28
                                           2009       3.50                0.90         33.91 - 35.12
                                           2008       2.00                0.90     (44.73) - (41.56)

  MIST Dreman Small Cap Value              2012       0.95                0.00                 15.66
     Investment Division                   2011       1.63                0.00               (10.12)
     (Commenced 4/28/2008)                 2010       0.82                0.00                 19.53
                                           2009         --                0.00                 29.09
                                           2008         --                0.00               (25.08)

  MIST Harris Oakmark International        2012       1.82         0.00 - 0.90         28.31 - 29.47
     Investment Division                   2011       0.03         0.00 - 0.90     (14.75) - (13.98)
                                           2010       2.05         0.00 - 0.90         15.63 - 16.67
                                           2009       7.87                0.90         54.07 - 55.46
                                           2008       1.96                0.90     (41.26) - (37.26)

  MIST Invesco Balanced-Risk               2012       0.66                0.00                  4.67
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Invesco Small Cap Growth            2012         --         0.00 - 0.90         17.44 - 18.51
     Investment Division                   2011         --         0.00 - 0.90       (1.73) - (0.85)
                                           2010         --         0.00 - 0.90         25.34 - 26.47
                                           2009         --                0.90         33.01 - 34.21
                                           2008         --                0.90     (38.73) - (34.43)

  MIST Janus Forty Investment Division     2012       0.43         0.00 - 0.90         21.73 - 22.83
                                           2011       1.80         0.00 - 0.90       (8.16) - (7.32)
                                           2010       1.71         0.00 - 0.90           8.70 - 9.68
                                           2009         --                0.90         41.93 - 43.21
                                           2008       4.58                0.90     (44.68) - (41.84)

  MIST JPMorgan Global Active              2012       1.08                0.00                  4.66
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge              2012       0.21         0.00 - 0.90          8.91 - 18.81
     Aggressive Growth Investment          2011       0.08         0.00 - 0.90         (8.33) - 3.56
     Division                              2010       0.06         0.00 - 0.90         22.94 - 24.05
                                           2009       0.12                0.90         32.26 - 33.45
                                           2008       0.01                0.90     (39.49) - (36.35)

  MIST Lord Abbett Bond Debenture          2012       7.24         0.00 - 0.90         12.17 - 13.19
     Investment Division                   2011       5.96         0.00 - 0.90           3.89 - 4.83
                                           2010       6.47         0.00 - 0.90         12.16 - 13.18
                                           2009       7.18         0.45 - 0.90         35.89 - 37.12
                                           2008       4.38         0.45 - 0.90     (19.13) - (18.40)

  MIST Lord Abbett Mid Cap Value           2012         --         0.00 - 0.90           2.78 - 3.71
     Investment Division                   2011       0.53                0.00                (3.69)
                                           2010       0.58                0.00                 25.53
                                           2009       2.10                0.00                 26.53
                                           2008       0.25                0.00               (38.78)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                   ----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MIST Met/Franklin Income                   2012       25,391               13.39        340,094
     Investment Division                     2011       19,993               11.88        237,483
     (Commenced 4/28/2008)                   2010       13,040               11.60        151,292
                                             2009        5,364               10.35         55,505
                                             2008        2,408                8.08         19,461

  MIST Met/Franklin Mutual Shares            2012       11,193               10.59        118,548
     Investment Division                     2011        8,617                9.27         79,913
     (Commenced 4/28/2008)                   2010        6,134                9.30         57,042
                                             2009        2,904                8.36         24,280
                                             2008        1,208                6.68          8,064

  MIST Met/Franklin Templeton                2012       27,629               11.60        320,390
     Founding Strategy Investment            2011       27,693                9.96        275,812
     Division (Commenced 4/28/2008)          2010       25,753               10.11        260,280
                                             2009       21,298                9.16        195,055
                                             2008        1,503                7.11         10,681

  MIST Met/Templeton Growth                  2012        6,221               10.90         67,807
     Investment Division                     2011        6,014                8.90         53,526
     (Commenced 4/28/2008)                   2010        5,088                9.53         48,492
                                             2009        2,173                8.83         19,197
                                             2008          480                6.64          3,188

  MIST Met/Templeton International           2012          181               14.36          2,605
     Bond Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive                    2012    1,085,674      12.72 - 133.49     15,142,596
     Strategy Investment Division            2011    1,049,786      10.97 - 114.35     12,472,661
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus                 2012        4,287               10.71         45,933
     Investment Division
     (Commenced 4/30/2012)

  MIST MFS Emerging Markets                  2012        6,737               13.20         88,957
     Equity Investment Division              2011        2,070               11.09         22,950
     (Commenced 5/2/2011)

  MIST MFS Research International            2012      920,691       15.26 - 17.85     15,720,813
     Investment Division                     2011      820,338       13.07 - 15.26     12,176,899
                                             2010      838,110       14.64 - 17.04     13,920,818
                                             2009      885,756       13.14 - 15.26     13,178,754
                                             2008      870,603        9.99 - 11.57      9,814,566

  MIST MLA Mid Cap Investment                2012      334,423       13.59 - 18.16      5,197,739
     Division                                2011      358,406       12.90 - 17.20      5,277,678
                                             2010      360,447       13.62 - 18.13      5,585,124
                                             2009      362,314       11.09 - 14.71      4,569,758
                                             2008      371,732        8.11 - 10.73      3,422,640

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                    INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME          LOWEST TO           LOWEST TO
                                                      RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                   --------------  ----------------   ------------------
  MIST Met/Franklin Income                   2012        4.65                0.00                  12.76
     Investment Division                     2011        4.33                0.00                   2.39
     (Commenced 4/28/2008)                   2010        3.26                0.00                  12.13
                                             2009          --                0.00                  28.05
                                             2008        4.29                0.00                (19.19)

  MIST Met/Franklin Mutual Shares            2012        0.74                0.00                  14.20
     Investment Division                     2011        2.90                0.00                 (0.27)
     (Commenced 4/28/2008)                   2010          --                0.00                  11.23
                                             2009          --                0.00                  25.15
                                             2008        3.53                0.00                (33.20)

  MIST Met/Franklin Templeton                2012        4.13                0.00                  16.43
     Founding Strategy Investment            2011        1.86                0.00                 (1.45)
     Division (Commenced 4/28/2008)          2010          --                0.00                  10.36
                                             2009          --                0.00                  28.84
                                             2008        7.79                0.00                (28.92)

  MIST Met/Templeton Growth                  2012        1.65                0.00                  22.48
     Investment Division                     2011        1.44                0.00                 (6.61)
     (Commenced 4/28/2008)                   2010        0.98                0.00                   7.88
                                             2009        0.02                0.00                  33.08
                                             2008        1.08                0.00                (33.62)

  MIST Met/Templeton International           2012          --                0.00                   8.00
     Bond Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive                    2012        0.85         0.00 - 0.90          (0.17) - 3.96
     Strategy Investment Division            2011          --         0.00 - 0.90      (13.94) - (10.95)
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus                 2012          --                0.00                   5.63
     Investment Division
     (Commenced 4/30/2012)

  MIST MFS Emerging Markets                  2012        1.57                0.00                  19.10
     Equity Investment Division              2011          --                0.00                (22.19)
     (Commenced 5/2/2011)

  MIST MFS Research International            2012        2.10         0.00 - 0.90          15.92 - 16.97
     Investment Division                     2011        2.07         0.00 - 0.90      (11.23) - (10.44)
                                             2010        1.89         0.00 - 0.90          10.65 - 11.65
                                             2009        3.35                0.90          30.75 - 31.93
                                             2008        2.06                0.90      (42.78) - (41.00)

  MIST MLA Mid Cap Investment                2012        0.63         0.00 - 0.90            4.64 - 5.59
     Division                                2011        0.92         0.00 - 0.90        (5.98) - (5.13)
                                             2010        1.05         0.00 - 0.90          22.15 - 23.25
                                             2009        1.34                0.90          35.92 - 37.14
                                             2008        1.17                0.90      (38.70) - (36.07)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                   ----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MIST Morgan Stanley Mid Cap                2012   11,831,703        6.82 - 19.14    186,491,111
     Growth Investment Division              2011   12,356,734        6.22 - 17.47    178,350,417
                                             2010   13,121,650        6.67 - 18.71    203,754,931
                                             2009       23,317       13.14 - 14.13        306,427
                                             2008        1,987         8.35 - 8.96         16,600

  MIST PIMCO Inflation Protected             2012      837,709       12.64 - 19.05     13,671,560
     Bond Investment Division                2011      700,157       11.56 - 17.42     10,519,501
                                             2010      653,613       12.97 - 15.63      8,812,538
                                             2009      618,801       12.12 - 14.47      7,734,444
                                             2008      523,888       10.33 - 12.23      5,523,166

  MIST PIMCO Total Return                    2012    2,365,572       11.82 - 21.86     50,485,893
     Investment Division                     2011    2,427,091       10.79 - 19.95     47,131,879
                                             2010    2,450,427       17.69 - 19.29     46,602,262
                                             2009    2,378,221       16.46 - 17.80     41,820,317
                                             2008    2,287,745       14.03 - 15.03     34,041,059

  MIST Pioneer Fund Investment               2012       13,454               14.47        194,664
     Division (Commenced 5/4/2009)           2011       13,480               13.08        176,354
                                             2010       17,938               13.71        245,860
                                             2009       20,277               11.79        239,136

  MIST RCM Technology Investment             2012    1,716,827         7.43 - 8.25     13,932,280
     Division                                2011    1,828,123         6.67 - 7.34     13,216,535
                                             2010    2,007,835         7.46 - 8.14     16,113,886
                                             2009    2,111,049         5.87 - 6.34     13,221,048
                                             2008    1,806,845         3.72 - 3.99      7,121,496

  MIST Schroders Global Multi-Asset          2012        5,334                1.08          5,752
     Investment Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income                2012      450,776       12.95 - 14.59      6,167,640
     ETF Investment Division                 2011      381,525       11.55 - 12.90      4,611,127
                                             2010      320,284       11.51 - 12.74      3,818,907
                                             2009      149,333       10.31 - 11.31      1,581,109
                                             2008       39,742         8.33 - 9.05        336,449

  MIST SSgA Growth ETF Investment            2012      332,667       12.10 - 13.90      4,244,488
     Division                                2011      299,115       10.59 - 12.05      3,309,518
                                             2010      237,751       10.89 - 12.28      2,679,381
                                             2009      181,473        9.61 - 10.74      1,789,007
                                             2008       59,898         7.48 - 8.29        457,331

  MIST T. Rowe Price Large Cap Value         2012      112,114               11.78      1,320,515
     Investment Division                     2011      108,604                9.96      1,081,554
                                             2010      601,441               10.35      6,224,061
                                             2009      585,353                8.82      5,163,011
                                             2008      569,914        7.43 - 48.32      4,235,811

  MIST T. Rowe Price Mid Cap Growth          2012    1,544,904       12.50 - 20.49     21,145,655
     Investment Division                     2011    1,957,835       11.07 - 18.03     25,204,627
                                             2010    1,725,748       11.33 - 18.33     21,234,908
                                             2009    1,754,850        8.93 - 14.35     16,772,681
                                             2008    1,702,757         6.18 - 9.87     11,162,717

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                    INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME          LOWEST TO           LOWEST TO
                                                      RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                   --------------  ----------------   ------------------
  MIST Morgan Stanley Mid Cap                2012          --         0.00 - 0.90            8.57 - 9.55
     Growth Investment Division              2011        0.73         0.00 - 0.90        (7.50) - (6.67)
                                             2010          --         0.00 - 0.90          17.91 - 32.19
                                             2009          --                0.00          57.27 - 57.83
                                             2008        1.36                0.00      (46.77) - (43.85)

  MIST PIMCO Inflation Protected             2012        3.14         0.00 - 0.90           8.34 - 20.51
     Bond Investment Division                2011        1.74         0.00 - 0.90          10.23 - 11.49
                                             2010        2.54         0.00 - 0.90            7.04 - 8.00
                                             2009        3.75                0.90          17.31 - 18.37
                                             2008        3.28                0.90        (9.73) - (6.61)

  MIST PIMCO Total Return                    2012        3.30         0.00 - 0.90            8.57 - 9.56
     Investment Division                     2011        2.84         0.00 - 0.90            2.50 - 3.42
                                             2010        3.66         0.00 - 0.90            7.44 - 8.41
                                             2009        7.36                0.90          17.33 - 18.39
                                             2008        3.92                0.90          (1.28) - 0.61

  MIST Pioneer Fund Investment               2012        1.53                0.00                  10.59
     Division (Commenced 5/4/2009)           2011        1.21                0.00                 (4.55)
                                             2010        0.90                0.00                  17.93
                                             2009          --                0.00                  17.93

  MIST RCM Technology Investment             2012          --         0.00 - 0.90          11.42 - 12.43
     Division                                2011          --         0.00 - 0.90       (10.60) - (9.79)
                                             2010          --         0.00 - 0.90          27.12 - 28.27
                                             2009          --                0.90          57.74 - 59.17
                                             2008       13.07                0.90      (44.79) - (37.82)

  MIST Schroders Global Multi-Asset          2012        1.48                0.00                   6.68
     Investment Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income                2012        2.40         0.00 - 0.90          12.09 - 13.11
     ETF Investment Division                 2011        1.79         0.00 - 0.90            0.37 - 1.28
                                             2010        1.29         0.00 - 0.90          11.60 - 12.61
                                             2009        1.61                0.90          23.84 - 24.96
                                             2008        1.95                0.90      (25.54) - (23.99)

  MIST SSgA Growth ETF Investment            2012        2.07         0.00 - 0.90          14.28 - 15.32
     Division                                2011        1.76         0.00 - 0.90        (2.75) - (1.86)
                                             2010        1.57         0.00 - 0.90          13.35 - 14.37
                                             2009        1.53                0.90          28.34 - 29.51
                                             2008        1.65                0.90      (33.42) - (30.82)

  MIST T. Rowe Price Large Cap Value         2012        1.62                0.00                  18.27
     Investment Division                     2011        0.51                0.00                 (3.77)
                                             2010        1.22                0.00                  17.33
                                             2009        2.45                0.00                  18.67
                                             2008        1.80                0.00      (36.20) - (32.76)

  MIST T. Rowe Price Mid Cap Growth          2012          --         0.00 - 0.90          12.90 - 13.93
     Investment Division                     2011          --         0.00 - 0.90        (2.28) - (1.39)
                                             2010          --         0.00 - 0.90          26.93 - 28.07
                                             2009          --                0.90          44.54 - 45.85
                                             2008        0.07                0.90      (40.16) - (37.28)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                  ------------   ----------------   -------------
  MIST Third Avenue Small Cap Value          2012       50,513              17.46         881,737
     Investment Division                     2011       54,483              14.79         806,051
                                             2010       96,930              16.25       1,575,589
                                             2009       66,457              13.56         900,994
                                             2008       22,742              10.72         243,831

  MSF Baillie Gifford International          2012    2,785,901      11.92 - 17.95      40,399,665
     Stock Investment Division               2011    2,947,427      10.02 - 15.01      35,919,561
                                             2010    2,985,340      12.56 - 18.74      45,766,876
                                             2009    3,130,833      11.77 - 17.48      45,163,862
                                             2008    3,272,041       9.71 - 14.31      38,994,328

  MSF Barclays Capital Aggregate             2012    5,528,875      18.38 - 21.34     116,415,557
     Bond Index Investment Division          2011    5,367,889      17.85 - 20.54     108,763,587
                                             2010    6,069,208      16.75 - 19.11     114,484,755
                                             2009    5,979,612      15.94 - 18.02     106,351,639
                                             2008    5,705,639      15.30 - 17.13      96,524,738

  MSF BlackRock Aggressive Growth            2012    8,053,406      18.55 - 70.35     190,699,476
     Investment Division                     2011    8,613,267      16.80 - 63.39     184,990,795
                                             2010    9,010,506      17.39 - 65.35     200,141,525
                                             2009    9,655,662      15.15 - 56.68     187,532,635
                                             2008   10,226,808      10.19 - 37.93     134,277,037

  MSF BlackRock Bond Income                  2012    3,286,524      20.08 - 95.09      85,513,325
     Investment Division                     2011    3,448,815      18.67 - 88.42      84,065,205
                                             2010    3,695,898      17.52 - 82.97      84,862,836
                                             2009    3,849,026      16.17 - 76.59      82,419,233
                                             2008    4,137,787      14.77 - 69.96      81,985,350

  MSF BlackRock Diversified                  2012    9,597,280      17.41 - 70.46     266,981,783
     Investment Division                     2011   10,223,668      15.50 - 62.70     255,554,192
                                             2010   10,826,228      14.93 - 60.41     263,102,316
                                             2009   11,480,151      13.61 - 55.09     257,391,816
                                             2008   12,136,197      11.61 - 46.97     235,715,981

  MSF BlackRock Large Cap Value              2012      972,398      13.53 - 14.89      14,290,950
     Investment Division                     2011    1,036,664      11.95 - 13.03      13,313,052
                                             2010    1,026,360      11.78 - 12.73      12,899,137
                                             2009    1,018,697      10.88 - 11.66      11,723,889
                                             2008      924,995       9.87 - 10.48       9,571,372

  MSF BlackRock Legacy Large Cap             2012    1,083,757      10.67 - 42.95      14,012,099
     Growth Investment Division              2011      533,802       9.33 - 37.56       7,367,810
                                             2010      494,998      10.25 - 41.25       7,322,523
                                             2009      480,438       8.55 - 34.42       5,950,495
                                             2008      413,693       6.25 - 25.16       3,786,888

  MSF BlackRock Money Market                 2012    1,306,002      17.35 - 17.98      23,274,454
     Investment Division                     2011    1,163,332      17.51 - 17.98      20,783,208
                                             2010    1,663,896      17.66 - 17.98      29,818,336
                                             2009    1,962,757      17.82 - 17.98      35,228,518
                                             2008    3,533,477      17.90 - 17.91      63,265,014

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                  INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                     INCOME           LOWEST TO           LOWEST TO
                                                    RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                  -------------   ----------------   -----------------
  MIST Third Avenue Small Cap Value          2012        --                 0.00                 17.99
     Investment Division                     2011      0.92                 0.00                (8.98)
                                             2010      1.05                 0.00                 19.90
                                             2009      0.62                 0.00                 26.45
                                             2008      0.70                 0.00               (29.73)

  MSF Baillie Gifford International          2012      1.37          0.00 - 0.90         18.44 - 19.52
     Stock Investment Division               2011      1.77          0.00 - 0.90     (20.59) - (19.87)
                                             2010      1.57          0.00 - 0.90           6.25 - 7.21
                                             2009      0.71          0.45 - 0.90         21.07 - 22.17
                                             2008      3.13          0.45 - 0.90     (44.63) - (40.37)

  MSF Barclays Capital Aggregate             2012      3.71          0.00 - 0.90           2.97 - 3.90
     Bond Index Investment Division          2011      3.52          0.00 - 0.90           6.55 - 7.51
                                             2010      3.72          0.00 - 0.90           5.10 - 6.05
                                             2009      5.95          0.45 - 0.90           4.22 - 5.17
                                             2008      4.55          0.45 - 0.90           4.32 - 5.99

  MSF BlackRock Aggressive Growth            2012        --          0.00 - 0.90          9.98 - 10.97
     Investment Division                     2011      0.30          0.00 - 0.90       (3.87) - (3.00)
                                             2010      0.07          0.00 - 0.90         14.27 - 15.30
                                             2009      0.20          0.45 - 0.90         48.10 - 49.44
                                             2008        --          0.45 - 0.90     (46.22) - (44.59)

  MSF BlackRock Bond Income                  2012      2.69          0.00 - 0.90           6.58 - 7.55
     Investment Division                     2011      3.92          0.00 - 0.90           5.61 - 6.56
                                             2010      3.95          0.00 - 0.90           7.37 - 8.34
                                             2009      7.04          0.45 - 0.90           8.49 - 9.47
                                             2008      5.16          0.45 - 0.90       (4.31) - (3.43)

  MSF BlackRock Diversified                  2012      2.28          0.00 - 0.90         11.36 - 12.38
     Investment Division                     2011      2.43          0.00 - 0.90           2.87 - 3.81
                                             2010      1.90          0.00 - 0.90           8.67 - 9.65
                                             2009      5.15          0.45 - 0.90         16.25 - 17.30
                                             2008      2.81          0.45 - 0.90     (25.47) - (20.65)

  MSF BlackRock Large Cap Value              2012      1.63          0.00 - 0.90         13.25 - 14.28
     Investment Division                     2011      1.11          0.00 - 0.90           1.43 - 2.35
                                             2010      1.05          0.00 - 0.90           8.24 - 9.22
                                             2009      1.58                 0.90         10.22 - 11.21
                                             2008      0.82                 0.90     (35.46) - (30.94)

  MSF BlackRock Legacy Large Cap             2012      0.31          0.00 - 0.90         13.34 - 14.37
     Growth Investment Division              2011      0.19          0.00 - 0.90       (9.76) - (8.94)
                                             2010      0.23          0.00 - 0.90         18.75 - 19.82
                                             2009      0.62                 0.90         35.56 - 36.79
                                             2008      0.43                 0.90     (37.07) - (34.56)

  MSF BlackRock Money Market                 2012        --          0.00 - 0.90         (0.90) - 0.00
     Investment Division                     2011        --          0.00 - 0.90         (0.89) - 0.00
                                             2010      0.01          0.00 - 0.90         (0.89) - 0.01
                                             2009      0.45                 0.90         (0.48) - 0.42
                                             2008      2.81                 0.90           1.92 - 2.84

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MSF Davis Venture Value Investment         2012    1,511,861       14.11 - 46.62     58,219,352
     Division                                2011    1,569,723       12.50 - 41.31     53,650,792
                                             2010    1,632,869       13.03 - 43.04     57,910,618
                                             2009    1,661,533       11.63 - 38.43     52,773,242
                                             2008    1,580,625        8.81 - 29.12     38,001,762

  MSF FI Value Leaders Investment            2012      469,261       11.38 - 37.48      6,748,157
     Division                                2011      489,548        9.83 - 32.38      6,065,829
                                             2010      493,819       10.47 - 34.50      6,488,932
                                             2009      478,934        9.14 - 30.11      5,481,161
                                             2008      451,406        7.50 - 24.71      4,225,438

  MSF Jennison Growth Investment             2012    1,151,518        7.50 - 16.55     17,774,611
     Division                                2011    1,066,474        6.47 - 14.29     14,166,486
                                             2010    1,234,658        6.44 - 14.22     15,408,401
                                             2009    1,148,604        5.77 - 12.74     13,473,347
                                             2008    1,170,101         4.12 - 9.10      9,813,769

  MSF Loomis Sayles Small Cap Core           2012       88,479      18.49 - 409.49     18,836,597
     Investment Division                     2011       95,949      16.14 - 357.46     17,443,984
                                             2010      115,539      16.04 - 355.36     18,282,784
                                             2009      116,312      12.58 - 278.66     14,825,414
                                             2008      116,157       9.66 - 213.94     11,034,259

  MSF Loomis Sayles Small Cap                2012      569,420       12.93 - 14.36      8,095,037
     Growth Investment Division              2011      639,754       11.74 - 12.92      8,179,779
                                             2010      597,616       11.50 - 12.54      7,430,441
                                             2009      592,149         8.22 - 9.52      5,593,368
                                             2008      579,322         5.93 - 7.33      4,206,928

  MSF Met/Artisan Mid Cap Value              2012      188,777      20.91 - 299.35     50,145,783
     Investment Division                     2011      187,483      18.74 - 267.60     47,188,989
                                             2010      222,836      17.60 - 250.67     46,601,141
                                             2009      191,339      35.18 - 217.89     41,071,915
                                             2008      196,801      24.85 - 153.92     29,975,616

  MSF MetLife Conservative                   2012      330,868      14.29 - 150.19      5,385,935
     Allocation Investment Division          2011      293,962      13.17 - 137.56      4,371,255
                                             2010      281,025      12.84 - 133.23      4,036,496
                                             2009      179,332      11.74 - 121.06      2,188,237
                                             2008      133,696        9.82 - 10.14      1,350,130

  MSF MetLife Conservative to                2012      548,694      14.12 - 148.28      8,676,630
     Moderate Allocation Investment          2011      491,119      12.75 - 133.03      6,564,562
     Division                                2010      523,187      12.70 - 131.65      6,925,701
                                             2009      443,689      11.47 - 118.05      5,262,543
                                             2008      336,506         9.33 - 9.64      3,218,477

  MSF MetLife Mid Cap Stock Index            2012    2,971,386       21.35 - 23.88     69,807,817
     Investment Division                     2011    3,140,839       18.32 - 20.31     62,847,615
                                             2010    3,223,737       18.84 - 20.70     65,796,062
                                             2009    3,313,158       14.93 - 16.39     53,691,851
                                             2008    3,450,115       10.90 - 11.97     40,733,135

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  MSF Davis Venture Value Investment         2012       0.83         0.00 - 0.90         11.85 - 12.86
     Division                                2011       1.15         0.00 - 0.90       (4.89) - (4.03)
                                             2010       1.00         0.00 - 0.90         11.00 - 12.00
                                             2009       1.57                0.90         30.80 - 31.99
                                             2008       1.34                0.90     (39.89) - (37.59)

  MSF FI Value Leaders Investment            2012       1.21         0.00 - 0.90         14.72 - 15.77
     Division                                2011       1.10         0.00 - 0.90       (6.99) - (6.15)
                                             2010       1.56         0.00 - 0.90         13.54 - 14.56
                                             2009       2.80                0.90         20.75 - 21.85
                                             2008       1.93                0.90     (39.49) - (34.25)

  MSF Jennison Growth Investment             2012       0.22         0.00 - 0.90         14.74 - 15.78
     Division                                2011       0.28         0.00 - 0.90         (0.39) - 0.51
                                             2010       0.59         0.00 - 0.90         10.63 - 11.66
                                             2009       0.19                0.90         38.73 - 39.99
                                             2008       2.43                0.90     (37.00) - (26.98)

  MSF Loomis Sayles Small Cap Core           2012         --         0.00 - 0.90         13.52 - 14.55
     Investment Division                     2011       0.11         0.00 - 0.90         (0.31) - 0.59
                                             2010       0.09         0.00 - 0.90         26.38 - 27.53
                                             2009       0.28                0.90         29.08 - 30.25
                                             2008         --                0.90     (36.47) - (30.05)

  MSF Loomis Sayles Small Cap                2012         --         0.00 - 0.90         10.19 - 11.19
     Growth Investment Division              2011         --         0.00 - 0.90           2.06 - 2.98
                                             2010         --         0.00 - 0.90         30.53 - 31.71
                                             2009         --                0.90         28.77 - 38.63
                                             2008         --                0.90     (41.67) - (36.32)

  MSF Met/Artisan Mid Cap Value              2012       0.99         0.00 - 0.90         10.86 - 11.86
     Investment Division                     2011       0.95         0.00 - 0.90           5.80 - 6.76
                                             2010       0.74         0.00 - 0.90          7.99 - 15.04
                                             2009       1.13                0.90         40.30 - 41.56
                                             2008       0.37                0.90     (46.49) - (42.81)

  MSF MetLife Conservative                   2012       2.97         0.00 - 0.90           8.50 - 9.49
     Allocation Investment Division          2011       2.46         0.00 - 0.90           2.55 - 3.48
                                             2010       3.52         0.00 - 0.90          9.35 - 10.34
                                             2009       3.20                0.90         19.65 - 20.73
                                             2008       1.41                0.90     (14.87) - (13.89)

  MSF MetLife Conservative to                2012       2.88         0.00 - 0.90         10.73 - 11.74
     Moderate Allocation Investment          2011       2.28         0.00 - 0.90           0.37 - 1.28
     Division                                2010       3.39         0.00 - 0.90         10.78 - 11.78
                                             2009       3.27                0.90         22.89 - 24.00
                                             2008       1.34                0.90     (22.11) - (20.23)

  MSF MetLife Mid Cap Stock Index            2012       0.99         0.00 - 0.90         16.54 - 17.60
     Investment Division                     2011       0.90         0.00 - 0.90       (2.77) - (1.89)
                                             2010       0.99         0.00 - 0.90         25.15 - 26.28
                                             2009       1.81                0.90         35.77 - 36.99
                                             2008       1.41                0.90     (36.75) - (35.42)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                   AS OF DECEMBER 31
                                                    -----------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  MSF MetLife Moderate Allocation             2012     3,085,848      13.74 - 144.51     45,401,738
     Investment Division                      2011     3,050,810      12.22 - 127.62     39,588,309
                                              2010     2,825,563      12.48 - 129.39     37,214,331
                                              2009     2,488,914      11.09 - 114.33     28,790,175
                                              2008     2,031,439        8.82 - 90.36     18,535,109

  MSF MetLife Moderate to Aggressive          2012     5,433,641       13.34 - 14.29     77,039,719
     Allocation Investment Division           2011     5,400,236       11.62 - 12.34     66,170,247
                                              2010     5,118,269      12.16 - 126.24     65,064,069
                                              2009     4,732,679      10.68 - 110.06     52,449,221
                                              2008     3,956,910         8.33 - 8.61     33,871,944

  MSF MetLife Stock Index Investment          2012    35,058,600       14.48 - 64.83    739,806,231
     Division                                 2011    36,301,700       12.50 - 56.01    668,626,167
                                              2010    36,664,506       12.28 - 55.00    671,751,965
                                              2009    36,924,505       10.69 - 47.90    597,707,546
                                              2008    36,120,853        8.47 - 37.94    472,610,929

  MSF MFS Total Return Investment             2012       523,594       14.32 - 75.73      8,143,436
     Division                                 2011       528,477       12.95 - 67.87      7,362,338
                                              2010       568,106       12.76 - 66.27      7,708,272
                                              2009       580,613       11.70 - 60.20      7,134,157
                                              2008       469,855        9.95 - 50.76      4,861,537

  MSF MFS Value Investment Division           2012     3,634,888       14.55 - 21.23     57,891,425
                                              2011     3,828,828       12.53 - 18.20     52,363,369
                                              2010     3,975,344       12.48 - 18.04     54,052,850
                                              2009     4,056,273       11.25 - 16.19     49,365,491
                                              2008     4,061,727        9.35 - 13.40     41,012,912

  MSF MSCI EAFE Index Investment              2012     4,738,737       11.42 - 16.34     68,221,885
     Division                                 2011     4,910,651        9.74 - 13.81     59,759,550
                                              2010     4,717,340       11.23 - 15.78     65,367,829
                                              2009     4,618,467       10.47 - 14.59     58,913,857
                                              2008     4,548,869        8.21 - 11.34     44,991,420

  MSF Neuberger Berman Genesis                2012     3,701,342       20.16 - 22.55     82,409,606
     Investment Division                      2011     3,915,596       18.49 - 20.50     79,279,066
                                              2010     4,111,864       17.63 - 19.37     78,718,096
                                              2009     4,279,459       14.59 - 15.93     67,433,059
                                              2008     4,285,033       12.90 - 14.08     59,706,219

  MSF Oppenheimer Global Equity               2012     1,769,256       22.75 - 26.22     41,848,339
     Investment Division                      2011     1,918,512       18.89 - 21.58     37,497,219
                                              2010     2,044,692       20.77 - 23.52     43,706,570
                                              2009     2,111,250       18.03 - 20.23     38,882,417
                                              2008     2,250,790       12.94 - 14.42     29,644,684

  MSF Russell 2000 Index Investment           2012     2,492,581       16.83 - 24.76     55,930,600
     Division                                 2011     2,653,125       14.59 - 21.28     51,171,784
                                              2010     2,808,600       15.35 - 22.19     56,596,227
                                              2009     2,972,133       12.21 - 17.49     47,243,288
                                              2008     2,979,566        9.77 - 13.88     37,446,370

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   ----------------    -----------------
  MSF MetLife Moderate Allocation             2012       2.48          0.00 - 0.90          12.45 - 13.47
     Investment Division                      2011       1.72          0.00 - 0.90        (2.02) - (1.14)
                                              2010       2.69          0.00 - 0.90          12.45 - 13.47
                                              2009       3.09                 0.90          25.71 - 26.84
                                              2008       1.08                 0.90      (29.06) - (26.51)

  MSF MetLife Moderate to Aggressive          2012       2.10          0.00 - 0.90          14.77 - 15.82
     Allocation Investment Division           2011       1.59          0.00 - 0.90        (4.42) - (3.55)
                                              2010       2.27          0.00 - 0.90          13.86 - 14.89
                                              2009       2.75                 0.90          28.27 - 29.43
                                              2008       0.84                 0.90      (35.55) - (32.36)

  MSF MetLife Stock Index Investment          2012       1.76          0.00 - 0.90          14.72 - 15.76
     Division                                 2011       1.66          0.00 - 0.90            0.93 - 1.84
                                              2010       1.75          0.00 - 0.90          13.79 - 14.82
                                              2009       2.70          0.45 - 0.90          25.11 - 26.26
                                              2008       1.94          0.45 - 0.90      (37.67) - (34.22)

  MSF MFS Total Return Investment             2012       2.81          0.00 - 0.90          10.58 - 11.58
     Division                                 2011       2.71          0.00 - 0.90            1.50 - 2.42
                                              2010       3.01          0.00 - 0.90           9.09 - 10.08
                                              2009       4.19                 0.90          17.54 - 18.60
                                              2008       3.50                 0.90      (22.84) - (20.13)

  MSF MFS Value Investment Division           2012       1.92          0.00 - 0.90          15.60 - 16.65
                                              2011       1.56          0.00 - 0.90          (0.05) - 0.85
                                              2010       1.43          0.00 - 0.90          10.43 - 11.42
                                              2009         --          0.45 - 0.90          19.74 - 20.82
                                              2008       1.91          0.45 - 0.90      (34.05) - (17.37)

  MSF MSCI EAFE Index Investment              2012       3.07          0.00 - 0.90          17.26 - 18.33
     Division                                 2011       2.43          0.00 - 0.90      (13.28) - (12.50)
                                              2010       2.68          0.00 - 0.90            7.22 - 8.19
                                              2009       4.28          0.45 - 0.90          27.52 - 28.67
                                              2008       2.87          0.45 - 0.90      (42.58) - (40.15)

  MSF Neuberger Berman Genesis                2012       0.37          0.00 - 0.90           9.04 - 10.03
     Investment Division                      2011       0.74          0.00 - 0.90            4.85 - 5.80
                                              2010       0.51          0.00 - 0.90          20.49 - 21.58
                                              2009       1.12                 0.90          12.14 - 13.15
                                              2008       0.54                 0.90      (38.96) - (35.81)

  MSF Oppenheimer Global Equity               2012       1.64          0.00 - 0.90          20.42 - 21.52
     Investment Division                      2011       1.98          0.00 - 0.90        (9.05) - (8.24)
                                              2010       1.54          0.00 - 0.90          15.19 - 16.23
                                              2009       2.57          0.45 - 0.90          39.06 - 40.31
                                              2008       2.15          0.45 - 0.90      (40.90) - (37.34)

  MSF Russell 2000 Index Investment           2012       1.15          0.00 - 0.90          15.30 - 16.35
     Division                                 2011       1.05          0.00 - 0.90        (4.96) - (4.10)
                                              2010       1.10          0.00 - 0.90          25.78 - 26.92
                                              2009       2.05          0.45 - 0.90          24.88 - 26.01
                                              2008       1.26          0.45 - 0.90      (34.09) - (30.11)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                               -------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO          NET
                                                  UNITS        HIGHEST ($)     ASSETS ($)
                                               -----------   ---------------  ------------
  MSF T. Rowe Price Large Cap Growth     2012    2,902,055     12.65 - 20.21    49,402,465
     Investment Division                 2011    2,954,760     10.73 - 16.99    42,317,336
                                         2010    3,148,378     10.95 - 17.18    45,775,087
                                         2009    3,409,767      9.44 - 14.68    42,520,597
                                         2008    3,522,287      6.64 - 10.23    30,702,575

  MSF T. Rowe Price Small Cap Growth     2012    3,660,384     23.20 - 27.18    93,411,008
     Investment Division                 2011    3,938,724     20.15 - 23.40    86,825,771
                                         2010    4,055,742     19.98 - 22.99    88,004,866
                                         2009    4,272,691     14.95 - 17.11    68,810,021
                                         2008    4,498,247     10.85 - 12.37    52,291,217

  MSF Van Eck Global Natural             2012          319            167.46        53,423
     Resources Investment Division       2011           81            162.89        13,179
     (Commenced 5/2/2011)

  MSF Western Asset Management           2012    1,037,022     22.40 - 39.30    25,456,035
     Strategic Bond Opportunities        2011    1,068,823     20.28 - 35.25    23,536,888
     Investment Division                 2010    1,145,809     19.28 - 33.21    23,786,502
                                         2009    1,115,618     17.25 - 29.46    20,580,082
                                         2008    1,106,833     13.17 - 22.28    15,464,462

  MSF Western Asset Management           2012      936,357     16.15 - 24.71    16,622,548
     U.S. Government Investment          2011      957,065     15.77 - 23.91    16,435,798
     Division                            2010    1,021,769     15.08 - 22.66    16,633,651
                                         2009    1,063,071     14.38 - 21.41    16,359,270
                                         2008    1,059,598     13.91 - 20.52    15,636,881

  PIMCO VIT All Asset Investment         2012       10,325             12.78       131,919
     Division (Commenced 5/2/2011)       2011        8,649             11.12        96,138

  PIMCO VIT Long-Term U.S.               2012        1,968             15.30        30,108
     Government Investment Division
     (Commenced 5/4/2009 and began
     transactions in 2012)

  PIMCO VIT Low Duration                 2012       79,088             12.46       985,514
     Investment Division                 2011       80,364             11.77       946,008
     (Commenced 5/4/2009)                2010       65,497             11.64       762,531
                                         2009       66,450             11.06       734,746

  Pioneer VCT Emerging Markets           2012       33,221             20.26       673,079
     Investment Division                 2011       22,116             18.14       401,298
     (Commenced 4/28/2008)               2010       41,431             23.75       984,166
                                         2009       37,577             20.55       772,123
                                         2008       13,031             11.81       153,859

  Pioneer VCT Mid Cap Value              2012        3,389             45.30       153,545
     Investment Division                 2011        3,306             40.77       134,780
     (Commenced 4/28/2008 and began      2010        2,302             43.21        99,478
     transactions in 2009)               2009          586             36.55        21,403

                                                       FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                  INCOME          LOWEST TO        LOWEST TO
                                                 RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------------  ---------------- ----------------
  MSF T. Rowe Price Large Cap Growth     2012       0.12        0.00 - 0.90       17.90 - 18.97
     Investment Division                 2011       0.09        0.00 - 0.90     (1.99) - (1.11)
                                         2010       0.27        0.00 - 0.90       16.00 - 17.05
                                         2009       0.63               0.90       42.15 - 43.44
                                         2008       0.59               0.90   (41.89) - (38.27)

  MSF T. Rowe Price Small Cap Growth     2012         --        0.00 - 0.90       15.13 - 16.18
     Investment Division                 2011         --        0.00 - 0.90         0.86 - 1.77
                                         2010         --        0.00 - 0.90       33.69 - 34.90
                                         2009       0.35        0.45 - 0.90       37.72 - 38.97
                                         2008         --        0.45 - 0.90   (36.76) - (33.41)

  MSF Van Eck Global Natural             2012         --               0.00                2.80
     Resources Investment Division       2011         --               0.00             (22.34)
     (Commenced 5/2/2011)

  MSF Western Asset Management           2012       3.61        0.00 - 0.90       10.49 - 11.50
     Strategic Bond Opportunities        2011       5.05        0.00 - 0.90         5.19 - 6.14
     Investment Division                 2010       6.04        0.00 - 0.90       11.72 - 12.73
                                         2009       6.60               0.90       31.04 - 32.22
                                         2008       4.07               0.90   (15.76) - (14.42)

  MSF Western Asset Management           2012       2.09        0.00 - 0.90         2.44 - 3.37
     U.S. Government Investment          2011       1.49        0.00 - 0.90         4.56 - 5.51
     Division                            2010       2.70        0.00 - 0.90         4.86 - 5.81
                                         2009       4.49               0.90         3.40 - 4.33
                                         2008       4.27               0.90     (1.23) - (0.36)

  PIMCO VIT All Asset Investment         2012       5.69               0.00               10.96
     Division (Commenced 5/2/2011)       2011       3.04               0.00              (3.47)

  PIMCO VIT Long-Term U.S.               2012       0.76               0.00                5.45
     Government Investment Division
     (Commenced 5/4/2009 and began
     transactions in 2012)

  PIMCO VIT Low Duration                 2012       1.91               0.00                5.86
     Investment Division                 2011       1.68               0.00                1.11
     (Commenced 5/4/2009)                2010       1.62               0.00                5.29
                                         2009       1.55               0.00               10.57

  Pioneer VCT Emerging Markets           2012       0.24               0.00               11.66
     Investment Division                 2011         --               0.00             (23.62)
     (Commenced 4/28/2008)               2010       0.33               0.00               15.61
                                         2009       0.96               0.00               74.02
                                         2008         --               0.00             (55.11)

  Pioneer VCT Mid Cap Value              2012       1.05               0.00               11.11
     Investment Division                 2011       0.87               0.00              (5.64)
     (Commenced 4/28/2008 and began      2010       1.08               0.00               18.22
     transactions in 2009)               2009         --               0.00               25.58

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                             AS OF DECEMBER 31
                                                -------------------------------------------
                                                                UNIT VALUE
                                                                 LOWEST TO          NET
                                                   UNITS        HIGHEST ($)     ASSETS ($)
                                                -----------   ---------------  ------------
  Royce Micro-Cap Investment              2012       21,685             17.16       372,006
     Division (Commenced 11/10/2008       2011       19,473             15.94       310,463
     and began transactions in 2010)      2010       19,226             18.14       348,709

  Royce Small-Cap Investment              2012       33,234             16.30       541,872
     Division (Commenced 11/10/2008       2011       52,075             14.49       754,742
     and began transactions in 2009)      2010       26,235             14.99       393,142
                                          2009        4,703             12.43        58,471

  UIF Emerging Markets Debt               2012       33,059             35.77     1,182,598
     Investment Division                  2011       13,883             30.33       420,998
     (Commenced 11/10/2008                2010          259             28.33         7,343
     and began transactions in 2009)      2009          223             25.82         5,747

  UIF Emerging Markets Equity             2012       69,412             14.90     1,033,944
     Investment Division                  2011       43,435             12.42       539,388
     (Commenced 11/10/2008                2010       13,018             15.18       197,669
     and began transactions in 2009)      2009          442             12.76         5,643

  Wells Fargo VT Total Return Bond        2012       29,620             16.51       489,060
     Investment Division                  2011        8,689             15.56       135,214
                                          2010       75,281             14.37     1,081,415
                                          2009       39,845             13.42       534,737
                                          2008       15,329             11.98       183,674

                                                        FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------
                                                INVESTMENT(1) EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME         LOWEST TO          LOWEST TO
                                                  RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                ------------- ----------------   ----------------
  Royce Micro-Cap Investment              2012        --                0.00                 7.60
     Division (Commenced 11/10/2008       2011      2.46                0.00              (12.10)
     and began transactions in 2010)      2010      3.02                0.00                29.96

  Royce Small-Cap Investment              2012      0.09                0.00                12.50
     Division (Commenced 11/10/2008       2011      0.36                0.00               (3.28)
     and began transactions in 2009)      2010      0.14                0.00                20.52
                                          2009        --                0.00                35.20

  UIF Emerging Markets Debt               2012      2.41                0.00                17.96
     Investment Division                  2011      3.50                0.00                 7.03
     (Commenced 11/10/2008                2010      4.24                0.00                 9.74
     and began transactions in 2009)      2009      2.19                0.00                30.21

  UIF Emerging Markets Equity             2012        --                0.00                19.95
     Investment Division                  2011      0.35                0.00              (18.22)
     (Commenced 11/10/2008                2010      0.57                0.00                19.02
     and began transactions in 2009)      2009        --                0.00                69.84

  Wells Fargo VT Total Return Bond        2012      1.38                0.00                 6.11
     Investment Division                  2011      2.74                0.00                 8.33
                                          2010      3.35                0.00                 7.04
                                          2009      4.42                0.00                12.00
                                          2008      4.82                0.00                 2.41

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment
   Division.